     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1997


                                                                FILE NO. 2-57526
                                                                        811-2699
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                   FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                        POST-EFFECTIVE AMENDMENT NO. 40
                                      AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/
                                AMENDMENT NO. 36


                            ------------------------

                           G.T. GLOBAL GROWTH SERIES
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       50 CALIFORNIA STREET, 27TH FLOOR,
                        SAN FRANCISCO, CALIFORNIA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181

                            ------------------------

              DAVID J. THELANDER, ESQ.                         ARTHUR J. BROWN, ESQ.
                  VICE PRESIDENT &                            R. DARRELL MOUNTS, ESQ
             ASSISTANT GENERAL COUNSEL                      KIRKPATRICK & LOCKHART LLP
       CHANCELLOR LGT ASSET MANAGEMENT, INC.             1800 MASSACHUSETTS AVENUE, N.W.,
          50 CALIFORNIA STREET, 27TH FLOOR                           2ND FLOOR
          SAN FRANCISCO, CALIFORNIA 94111                     WASHINGTON, D.C. 20036
      (NAME AND ADDRESS OF AGENT FOR SERVICE)                     (202) 778-9000

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


    / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485 /X/ ON MAY 1, 1997 PURSUANT TO PARAGRAPH (b) OF RULE 485
    / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
    / /  ON MAY 1, 1997 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
    / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
    / /  ON                      PURSUANT TO PARAGRAPH (a)(2) OF RULE 485


    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


    PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, REGISTRANT HAS ELECTED TO REGISTER AN INDEFINITE NUMBER OF ITS SHARES OF BENEFICIAL INTEREST. A RULE 24f-2 NOTICE FOR REGISTRANT'S FISCAL YEAR ENDED DECEMBER 31, 1996 WAS FILED ON FEBRUARY 28, 1997.



    CERTAIN SERIES OF THE G.T. GLOBAL GROWTH SERIES ARE "FEEDER FUNDS" IN A "MASTER/FEEDER" FUND ARRANGEMENT. THIS POST-EFFECTIVE AMENDMENT NO. 40 INCLUDES A SIGNATURE PAGE FOR THE MASTER TRUST, GROWTH PORTFOLIO.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           G.T. GLOBAL GROWTH SERIES
                      CONTENTS OF POST-EFFECTIVE AMENDMENT

    THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF G.T. GLOBAL GROWTH SERIES CONTAINS THE FOLLOWING DOCUMENTS:


Facing Sheet
Contents of Post-Effective Amendment
Cross-Reference Sheet
Part A                --      Prospectuses
                      --      GT Global Equity Funds -- Class A and Class B
                      --      GT Global Equity Funds -- Advisor Class
Part B                --      Statements of Additional Information
                      --      GT Global Equity Funds -- Class A and Class B
                      --      GT Global Equity Funds -- Advisor Class
                      --      GT Global America Small Cap Growth Fund and GT Global America
                              Value Fund -- Class A and Class B
                      --      GT Global America Small Cap Growth Fund and GT Global America
                              Value Fund -- Advisor Class
Part C                --      Other Information
Signature Pages       --      G.T. Global Growth Series
                      --      Growth Portfolio
Exhibits

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                       PROSPECTUS -- CLASS A AND CLASS B

ITEM NO. OF
PART A OF FORM N-1A                                                CAPTIONS IN PROSPECTUS
--------------------------------------------  -----------------------------------------------------------------
 1.        Cover Page.......................  Cover Page
 2.        Synopsis.........................  Prospectus Summary
 3.        Condensed Financial
            Information.....................  Financial Highlights
 4.        General Description of
            Registrant......................  Investment Objectives and Policies; Risk Factors; Management;
                                              Other Information
 5.        Management of the Fund...........  Management
5A.        Management's Discussion of Fund
            Performance.....................  See Registrant's current Annual Report
 6.        Capital Stock and Other
            Securities......................  Alternative Purchase Plan; Dividends, Other Distributions and
                                              Federal Income Taxation; Other Information
 7.        Purchase of Securities Being
            Offered.........................  Alternative Purchase Plan; How to Invest; How to Make Exchanges;
                                              Calculation of Net Asset Value; Management
 8.        Redemption or Repurchase.........  Alternative Purchase Plan; How to Redeem Shares; Calculation of
                                              Net Asset Value
 9.        Pending Legal Proceedings........  Not applicable

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                          PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                                                CAPTIONS IN PROSPECTUS
--------------------------------------------  -----------------------------------------------------------------
 1.        Cover Page.......................  Cover Page
 2.        Synopsis.........................  Prospectus Summary
 3.        Condensed Financial
            Information.....................  Financial Highlights
 4.        General Description of
            Registrant......................  Investment Objectives and Policies; Risk Factors; Management;
                                              Other Information
 5.        Management of the Fund...........  Management
5A.        Management's Discussion of Fund
            Performance.....................  See Registrant's current Annual Report
 6.        Capital Stock and Other
            Securities......................  Dividends, Other Distributions and Federal Income Taxation; Other
                                              Information
 7.        Purchase of Securities Being
            Offered.........................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                              Value; Management
 8.        Redemption or Repurchase.........  How to Redeem Shares; Calculation of Net Asset Value
 9.        Pending Legal Proceedings........  Not applicable

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

           STATEMENT OF ADDITIONAL INFORMATION -- CLASS A AND CLASS B

ITEM NO. OF
PART B OF FORM N-1A                                    CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------  -----------------------------------------------------------------
10.        Cover Page.......................  Cover Page
11.        Table of Contents................  Table of Contents
12.        General Information and
            History.........................  Cover Page
13.        Investment Objectives and
            Policies........................  Investment Objectives and Policies; Investment Limitations;
                                              Options and Futures; Risk Factors
14.        Management of the Fund...........  Trustees and Executive Officers; Management
15.        Control Persons and Principal
            Holders of Securities...........  Trustees and Executive Officers; Management
16.        Investment Advisory and Other
            Services........................  Management; Additional Information
17.        Brokerage Allocation and Other
            Practices.......................  Execution of Portfolio Transactions
18.        Capital Stock and Other
            Securities......................  Additional Information
19.        Purchase, Redemption and Pricing
            of Securities Being Offered.....  Valuation of Shares; Information Relating to
                                              Sales and Redemptions
20.        Tax Status.......................  Taxes
21.        Underwriters.....................  Management
22.        Calculation of Performance
            Data............................  Investment Results
23.        Financial Statements.............  Financial Statements

                           G.T. GLOBAL GROWTH SERIES
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS

ITEM NO. OF
PART B OF FORM N-1A                                  CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------  ---------------------------------------------------------------
10.        Cover Page......................  Cover Page
11.        Table of Contents...............  Table of Contents
12.        General Information and
            History........................  Cover Page
13.        Investment Objectives and
            Policies.......................  Investment Objectives and Policies; Investment Limitations;
                                             Options and Futures; Risk Factors
14.        Management of the Fund..........  Trustees and Executive Officers; Management
15.        Control Persons and Principal
            Holders of Securities..........  Trustees and Executive Officers; Management
16.        Investment Advisory and Other
            Services.......................  Management; Additional Information
17.        Brokerage Allocation and Other
            Practices......................  Execution of Portfolio Transactions
18.        Capital Stock and Other
            Securities.....................  Additional Information
19.        Purchase, Redemption and Pricing
            of Securities Being Offered....  Valuation of Shares; Information Relating to
                                             Sales and Redemptions
20.        Tax Status......................  Taxes
21.        Underwriters....................  Management
22.        Calculation of Performance
            Data...........................  Investment Results
23.        Financial Statements............  Financial Statements

                             GT GLOBAL EQUITY FUNDS
                           PROSPECTUS -- MAY 1, 1997
--------------------------------------------------------------------------------

       GT GLOBAL NEW PACIFIC GROWTH FUND                  GT GLOBAL WORLDWIDE GROWTH FUND
                ("PACIFIC FUND")                                 ("WORLDWIDE FUND")
          GT GLOBAL EUROPE GROWTH FUND                 GT GLOBAL AMERICA MID CAP GROWTH FUND
                ("EUROPE FUND")                               ("AMERICA MID CAP FUND")
          GT GLOBAL JAPAN GROWTH FUND                 GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                 ("JAPAN FUND")                              ("AMERICA SMALL CAP FUND")
      GT GLOBAL INTERNATIONAL GROWTH FUND                   GT GLOBAL AMERICA VALUE FUND
             ("INTERNATIONAL FUND")                            ("AMERICA VALUE FUND")


THE PACIFIC FUND, EUROPE FUND, JAPAN FUND, INTERNATIONAL FUND AND WORLDWIDE FUND each seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).



THE AMERICA MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1 billion to $5 billion ("U.S. mid cap companies").



THE AMERICA SMALL CAP FUND seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of up to $1 billion ("U.S. small cap companies").



THE AMERICA VALUE FUND seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that Chancellor LGT Asset Management, Inc. (the "Manager") believes to be undervalued in relation to long-term earning power or other factors.



The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, America Small Cap Fund and America Value Fund are referred to herein individually as a "Fund" and collectively as the "Funds." The Small Cap Portfolio and Value Portfolio are referred to herein individually as a "Portfolio" and collectively as the "Portfolios."



Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or either Portfolio will achieve its investment objective. The investment experience of the America Small Cap Fund and America Value Fund will correspond directly with the investment experience of their corresponding Portfolios.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. The Funds and the Portfolios are managed and/or administered by the Manager. The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated May 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling
(800) 824-1580.



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.


[LOGO]

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
   THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
     COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL EQUITY FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Alternative Purchase Plan.................................................................         22
Investment Objectives and Policies........................................................         23
Risk Factors..............................................................................         29
How to Invest.............................................................................         32
How to Make Exchanges.....................................................................         39
How to Redeem Shares......................................................................         40
Shareholder Account Manual................................................................         42
Calculation of Net Asset Value............................................................         43
Dividends, Other Distributions and Federal Income Taxation................................         44
Management................................................................................         45
Other Information.........................................................................         51


                               Prospectus Page 2

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.


The Funds and the Portfolios:  Each Fund is a diversified series of G.T. Global Growth Series
                               (the "Company"). Each Portfolio is a diversified series of Growth
                               Portfolio.

Investment Objectives:         The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund seek long-term growth of capital; the America Small Cap Fund and America Value Fund seek long-term capital appreciation.

Principal Investments:         The Pacific Fund, Europe Fund, Japan Fund, International Fund and
                               Worldwide Fund each invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).

                               The America Mid Cap Fund invests primarily in equity securities of
                               U.S. mid cap companies.

                               The America Small Cap Fund invests all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of U.S. small cap companies.

                               The America Value Fund invests all of its investable assets in the
                               Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than
                               $500 million and that the Manager believes to be undervalued in relation to long-term earning power or other factors.

Principal Risk Factors:        There is no assurance that any Fund or either Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities.

                               The Pacific Fund, Europe Fund, Japan Fund and International Fund
                               each invests primarily in foreign securities. The Worldwide Fund may invest a significant portion of its assets in foreign
                               securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect a Fund's net asset value, earnings and gains and losses realized on sales of securities.

                               The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund
                               and the Portfolios each invests a significant portion of its assets in issuers in a particular country or region of the world.
                               As a result, such Funds and the Portfolios may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


                               Prospectus Page 3

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund may engage in certain foreign currency, options and futures transactions, and each
                               Portfolio may engage in certain options and futures transactions, to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments.
                               Such transactions involve certain risks and transaction costs.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            The Manager is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors, entrusted with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully staffed investment offices in Frankfurt, Hong Kong, London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."

Alternative Purchase Plan:     Investors may select Class A or Class B shares, each subject to different expenses and a different sales charge structure.

  Class A Shares:              Offered at net asset value plus any applicable sales charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.35% of the average daily net assets of each Fund's Class A shares.

  Class B Shares:              Offered at net asset value (a maximum contingent deferred sales charge of 5% of the lesser of the shares' net asset value or the original purchase price is imposed on certain redemptions made within six years of date of purchase) and subject to service and distribution fees at the annualized rate of up to 1.00% of the average daily net assets of each Fund's Class B shares.

Shares Available Through:      Class A and Class B shares of each Fund's shares of beneficial interest are available through broker/dealers who have entered into agreements to sell shares with the Funds' distributor, GT
                               Global, Inc. ("GT Global"). Shares also may be acquired directly through GT Global or through exchanges of shares of other GT
                               Global Mutual Funds, which are open-end management investment companies advised and/or administered by the Manager. See "How to
                               Invest" and "Shareholder Account Manual."

Exchange Privileges:           Shares of a class of a Fund may be exchanged without a sales charge for shares of the corresponding class of other GT Global
                               Mutual Funds. See "How to Make Exchanges" and "Shareholder Account
                               Manual."

Redemptions:                   Shares may be redeemed through brokers/dealers or the Funds'
                               transfer agent, GT Global Investor Services, Inc. ("Transfer
                               Agent"). See "How to Redeem Shares" and "Shareholder Account
                               Manual."

Dividends and Other
  Distributions:               Dividends are paid annually from net investment income and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.


                               Prospectus Page 4

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Reinvestment:                  Dividends and other distributions may be reinvested automatically in Fund shares of the distributing class or in shares of the corresponding class of other GT Global Mutual Funds without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100 minimum (reduced amounts for IRAs and certain other
                               retirement plans).

Net Asset Values:              Class A and Class B shares of each Fund are quoted daily in the financial section of most newspapers.

Other Features:

  Class A Shares:              Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program

  Class B Shares:              Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 5

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following tables (1):



                                                          GT GLOBAL           GT GLOBAL           GT GLOBAL           GT GLOBAL
                                                          WORLDWIDE         INTERNATIONAL        NEW PACIFIC           EUROPE
                                                           GROWTH              GROWTH              GROWTH              GROWTH
                                                            FUND                FUND                FUND                FUND
                                                      -----------------   -----------------   -----------------   -----------------
                                                      CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                      -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases
   (as a % of offering price).......................    4.75%      None     4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None      None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%      None     5.00%      None     5.00%      None     5.00%
  Redemption charges................................     None      None      None      None      None      None      None      None
  Exchange fees:
    -- On first four exchanges each year............     None      None      None      None      None      None      None      None
    -- On each additional exchange..................    $7.50     $7.50     $7.50     $7.50     $7.50     $7.50     $7.50     $7.50

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.98%     0.98%     0.98%     0.98%     0.97%     0.97%     0.97%     0.97%
  12b-1 distribution and service fees...............    0.35%     1.00%     0.35%     1.00%     0.35%     1.00%     0.35%     1.00%
  Other expenses....................................    0.47%     0.47%     0.58%     0.58%     0.67%     0.67%     0.56%     0.56%
                                                      -------   -------   -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses.....................    1.80%     2.45%     1.91%     2.56%     1.99%     2.64%     1.88%     2.53%
                                                      -------   -------   -------   -------   -------   -------   -------   -------



                                                                                              GT GLOBAL AMERICA
                                                          GT GLOBAL           GT GLOBAL                               GT GLOBAL
                                                            JAPAN           AMERICA SMALL          MID CAP             AMERICA
                                                           GROWTH            CAP GROWTH            GROWTH               VALUE
                                                            FUND                FUND                FUND                FUND
                                                      -----------------   -----------------   -----------------   -----------------
                                                      CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                      -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases
   (as a % of offering price).......................    4.75%      None     4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
   shareholders.....................................     None      None      None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net asset
   value at time of purchase or sale, whichever is
   less)............................................     None     5.00%      None     5.00%      None     5.00%      None     5.00%
  Redemption charges................................     None      None      None      None      None      None      None      None
  Exchange fees:
    -- On first four exchanges each year............     None      None      None      None      None      None      None      None
    -- On each additional exchange..................    $7.50     $7.50     $7.50     $7.50     $7.50     $7.50     $7.50     $7.50

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....    0.98%     0.98%     0.73%     0.73%     0.72%     0.72%     0.73%     0.73%
  12b-1 distribution and service fees...............    0.35%     1.00%     0.35%     1.00%     0.35%     1.00%     0.35%     1.00%
  Other expenses (after reimbursements).............    0.61%     0.61%     0.92%     0.92%     0.34%     0.34%     0.92%     0.92%
                                                      -------   -------   -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses.....................    1.94%     2.59%     2.00%     2.65%     1.41%     2.06%     2.00%     2.65%
                                                      -------   -------   -------   -------   -------   -------   -------   -------


                               Prospectus Page 6

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                   ------   -------   -------   --------
  GT Global Worldwide Growth Fund
      Class A shares (4).........................................................   $65      $102      $142       $252
      Class B shares
        Assuming a complete redemption at end of period (5)......................   $75      $107      $152       $282
        Assuming no redemption...................................................   $25      $ 77      $132       $282
  GT Global International Growth Fund
      Class A shares (4).........................................................   $66      $106      $147       $263
      Class B shares
        Assuming a complete redemption at end of period (5)......................   $76      $111      $158       $293
        Assuming no redemption...................................................   $26      $ 81      $138       $293
  GT Global New Pacific Growth Fund
      Class A shares (4).........................................................   $67      $108      $151       $271
      Class B shares
        Assuming a complete redemption at end of period (5)......................   $77      $113      $162       $301
        Assuming no redemption...................................................   $27      $ 83      $142       $301
  GT Global Europe Growth Fund
      Class A shares (4).........................................................   $66      $105      $146       $260
      Class B shares
        Assuming a complete redemption at end of period (5)......................   $76      $110      $156       $290
        Assuming no redemption...................................................   $26      $ 80      $136       $290
  GT Global Japan Growth Fund
      Class A shares (4).........................................................   $67      $106      $149       $266
      Class B shares
        Assuming a complete redemption at end of period (5)......................   $77      $112      $159       $296
        Assuming no redemption...................................................   $27      $ 82      $139       $296
  GT Global America Small Cap Growth Fund
      Class A shares (4).........................................................   $67      $108      $152       $272
      Class B shares
        Assuming a complete redemption at end of period (5)......................   $77      $113      $162       $302
        Assuming no redemption...................................................   $27      $ 83      $142       $302
  GT Global America Mid Cap Growth Fund
      Class A shares (4).........................................................   $61      $ 91      $122       $211
      Class B shares
        Assuming a complete redemption at end of period (5)......................   $71      $ 96      $132       $242
        Assuming no redemption...................................................   $21      $ 66      $112       $242
  GT Global America Value Fund
      Class A shares (4).........................................................   $67      $108      $152       $272
      Class B shares
        Assuming a complete redemption at end of period (5)......................   $77      $113      $162       $302
        Assuming no redemption...................................................   $27      $ 83      $142       $302


--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."


(3) Expenses are based on the Funds' fiscal year ended December 31, 1996. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. With respect to Class A shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 2.01% and 3.09%, respectively, for the America Small Cap Fund and its Portfolio, and 4.43% and 5.51%, respectively, for the America Value Fund and its Portfolio. With respect to Class B shares, without reimbursements, "Other expenses" and "Total Fund Operating
    Expenses" would have been 2.01% and 3.74%, respectively, for the America Small Cap Fund and its Portfolio, and 4.43% and 6.16%, respectively, for the America Value Fund and its Portfolio. The Funds also offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution and service fees.


    The Board of Trustees of the Company believes that the aggregate per share expenses of the America Small Cap Fund and the America Value Fund and each of their corresponding Portfolios will be approximately equal to the expenses each such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.


(4) Assumes payment of maximum sales charge by the investor.



(5) Assumes deduction of the applicable contingent deferred sales charge.


                               Prospectus Page 7

                             GT GLOBAL EQUITY FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund offered through this Prospectus for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1996 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.

                        GT GLOBAL WORLDWIDE GROWTH FUND


                                                                            CLASS A+
                                     ---------------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                     ---------------------------------------------------------------------------------------
                                       1996*        1995*         1994        1993*         1992         1991        1990
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------
Per Share Operating Performance:
Net asset value, beginning of
 period............................    $16.82       $15.53       $17.47       $14.47       $14.07       $11.83      $13.63
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------
Net investment income (loss).......      0.03           --           --         0.04         0.07         0.10        0.11
Net realized and unrealized gain
 (loss) on investments.............      1.79         1.74        (1.16)        3.92         0.39         2.29       (1.82)
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............      1.82         1.74        (1.16)        3.96         0.46         2.39       (1.71)
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------
Distributions:
  Net investment income............        --           --           --           --           --        (0.15)      (0.09)
  Net realized gain on
   investments.....................     (1.93)       (0.45)       (0.78)       (0.96)       (0.06)          --          --
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------
    Total distributions............     (1.93)       (0.45)       (0.78)       (0.96)       (0.06)       (0.15)      (0.09)
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------
Net asset value, end of period.....    $16.71       $16.82       $15.53       $17.47       $14.47       $14.07      $11.83
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------
Total investment return (a)(c).....     10.92%       11.23%       (6.65)%       27.6%         3.3%        20.3%     (12.5)%
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------
                                     ----------   ----------   ----------   ----------   ----------   ----------   ---------

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $125,556     $145,982     $182,467     $193,997     $141,310     $126,868     $85,894
Ratio of net investment income
 (loss) to average net assets
 (b)...............................      0.14%       (0.06)%      (0.01)%        0.9%         0.5%         0.8%        0.7%
Ratio of expenses to average net
 assets:
  With expense reductions (b)......      1.72%        1.87%        1.81%         1.9%         2.1%         2.0%        2.1%
  Without expense reductions (b)...      1.80%        1.93%        1.84%          --%(d)       --%(d)       --%(d)      --%(d)
Portfolio turnover rate+++.........        80%         113%          86%          92%          95%         122%        107%
Average commission rate per share
 paid on portfolio
 transactions+++...................  $ 0.0263          N/A          N/A          N/A          N/A          N/A         N/A


------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.


+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 8

                             GT GLOBAL EQUITY FUNDS

                                          CLASS A+                                     CLASS B++
                           --------------------------------------   ------------------------------------------------
                                                    JUNE 9, 1987
                                                   (COMMENCEMENT                                          APRIL 1,
                            YEAR ENDED DECEMBER    OF OPERATIONS)                                           1993
                                    31,               THROUGH            YEAR ENDED DECEMBER 31,             TO
                           ---------------------    DECEMBER 31,    ---------------------------------   DECEMBER 31,
                             1989        1988           1987          1996*       1995*       1994         1993*
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period..................   $10.18       $8.84         $10.00        $16.50      $15.34      $17.39        $15.67
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------
Net investment income
 (loss)..................    (0.01)       0.02          (0.05)        (0.09)      (0.12)      (0.11)        (0.04)
Net realized and
 unrealized gain (loss)
 on investments..........     3.82        1.42          (1.11)         1.75        1.73       (1.16)         2.72
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...     3.81        1.44          (1.16)         1.66        1.61       (1.27)         2.68
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------
Distributions:
  Net investment
   income................       --          --             --            --          --          --            --
  Net realized gain on
   investments...........    (0.36)      (0.10)            --         (1.93)      (0.45)      (0.78)        (0.96)
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------
    Total
     distributions.......    (0.36)      (0.10)            --         (1.93)      (0.45)      (0.78)        (0.96)
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------
Net asset value, end of
 period..................   $13.63      $10.18          $8.84        $16.23      $16.50      $15.34        $17.39
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------
Total investment return
 (a)(c)..................     37.6%       16.3%        (11.60)%       10.16%      10.52%      (7.32)%        17.3%
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------
                           ---------   ---------   --------------   ---------   ---------   ---------   ------------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............  $38,263     $11,673         $6,570       $52,089     $56,095     $52,567       $20,592
Ratio of net investment
 income (loss) to average
 net assets (b)..........     (0.1)%       0.2%          (1.4)%       (0.51)%     (0.71)%     (0.66)%        (0.4)%
Ratio of expenses to
 average net assets:
  With expense reductions
   (b)...................      2.0%        2.0%           2.8%         2.37%       2.52%       2.46%          2.5%
  Without expense
   reductions (b)........       --%         --%            --%         2.45%       2.58%       2.49%           --%(d)
Portfolio turnover
 rate+++.................       91%        181%           271%           80%        113%         86%           92%
Average commission rate
 per share paid on
 portfolio
 transactions+++.........      N/A         N/A            N/A       $0.0263         N/A         N/A           N/A


------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.


+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 9

                             GT GLOBAL EQUITY FUNDS

                      GT GLOBAL INTERNATIONAL GROWTH FUND


                                                                           CLASS A+
                                ----------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                ----------------------------------------------------------------------------------------------
                                  1996*       1995         1994          1993*           1992           1991           1990
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................      $9.08       $9.17       $11.02          $8.21          $8.74          $7.82          $9.25
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------
Net investment income
 (loss).......................      (0.01)       0.03        (0.04)          0.03           0.11           0.14           0.10
Net realized and unrealized
 gain (loss) on investments...       0.84        0.32        (0.82)          2.78          (0.62)          0.89          (1.42)
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........       0.83        0.35        (0.86)          2.81          (0.51)          1.03          (1.32)
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------
Distributions:
  Net investment income.......         --          --        (0.04)            --          (0.02)         (0.11)         (0.11)
  Net realized gain on
   investments................      (0.99)      (0.24)       (0.95)            --             --             --             --
  In excess of net realized
   gain on investments........         --       (0.20)          --             --             --             --             --
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------
    Total distributions.......      (0.99)      (0.44)       (0.99)         (0.00)         (0.02)         (0.11)         (0.11)
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------
Net asset value, end of
 period.......................      $8.92       $9.08        $9.17         $11.02          $8.21          $8.74          $7.82
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------
Total investment return
 (a)(c).......................       9.28%       3.88%       (7.78)%         34.2%          (5.8)%         13.2%         (14.3)%
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------
                                ---------   ---------   ----------     ----------     ----------     ----------     ----------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $196,601    $308,816     $430,701       $523,397       $421,693       $463,851       $343,949
Ratio of net investment income
 (loss) to average net assets
 (b)..........................      (0.14) %      0.24%      (0.04)%          0.3%           1.2%           1.5%           1.4%
Ratio of expenses to average
 net assets:
  With expense reductions
   (b)........................       1.80%       1.70%        1.70%           1.8%           1.9%           1.9%           1.9%
  Without expense reductions
   (b)........................       1.91%       1.78%        1.75%            --%(d)         --%(d)         --%(d)         --%(d)
Portfolio turnover rate++.....         74%         75%          96%            90%            89%            83%            58%
Average commission rate per
 share paid on portfolio
 transactions++...............  $  0.0267         N/A          N/A            N/A            N/A            N/A            N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 10

                             GT GLOBAL EQUITY FUNDS

                                               CLASS A+                                             CLASS B+
                           -------------------------------------------------    ------------------------------------------------
                                                                                                                       APRIL 1,
                                                                                                                         1993
                                        YEAR ENDED DECEMBER 31,                       YEAR ENDED DECEMBER 31,             TO
                           -------------------------------------------------    -----------------------------------    DECEMBER
                             1989**       1988**       1987**       1986**        1996*        1995*        1994       31, 1993*
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....       $6.77        $5.71        $6.13        $4.16        $8.91        $9.07       $10.98      $8.74
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net investment income
 (loss)..................        0.01        (0.01)       (0.01)       (0.05)       (0.07)       (0.04)       (0.10)     (0.01)
Net realized and
 unrealized gain (loss)
 on investments..........        2.60         1.12         0.35         2.22         0.83         0.32        (0.82)      2.25
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...        2.61         1.11         0.34         2.17         0.76         0.28        (0.92)      2.24
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Distributions:
  Net investment
   income................          --           --           --           --           --           --        (0.04)        --
  Net realized gain on
   investments...........       (0.13)       (0.05)       (0.76)       (0.20)       (0.99)       (0.24)       (0.95)        --
  In excess of net
   realized gain on
   investments...........          --           --           --           --           --        (0.20)          --         --
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
    Total
     distributions.......       (0.13)       (0.05)       (0.76)       (0.20)       (0.99)       (0.44)       (0.99)        --
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of
 period..................       $9.25        $6.77        $5.71        $6.13        $8.68        $8.91        $9.07     $10.98
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total investment return
 (a)(c)..................        38.6%        19.4%         6.2%        53.7%        8.67%        3.15%       (8.36)%    25.63%
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
                           ----------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............  $  136,975    $  29,792    $  17,178    $  12,052    $  64,102    $  69,654    $  71,794    $30,745
Ratio of net investment
 income (loss) to average
 net assets (b)..........         0.1%        (0.2)%       (0.3)%       (0.9)%      (0.79)%      (0.41)%      (0.69)%     (0.4)%
Ratio of expenses to
 average net assets:
  With expense reductions
   (b)...................         1.9%         2.1%         1.9%         1.9%        2.45%        2.35%        2.35%       2.4%
  Without expense
   reductions (b)........          --%(d)        --%(d)        --%(d)        --%(d)      2.56%      2.43%      2.40%        --%(d)
Portfolio turnover
 rate++..................          82%         115%         198%         122%          74%          75%          96%        90%
Average commission rate
 per share paid on
 portfolio
 transactions++..........         N/A          N/A          N/A          N/A    $  0.0267          N/A          N/A        N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++ Portfolio turnover rate amd average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 11

                             GT GLOBAL EQUITY FUNDS

                       GT GLOBAL NEW PACIFIC GROWTH FUND


                                                                         CLASS A+
                           -----------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                           -----------------------------------------------------------------------------------------------------
                              1996*         1995*          1994           1993           1992           1991            1990
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....     $12.47        $12.10         $15.86         $10.31         $11.30         $10.57          $12.61
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------
Net investment income
 (loss)..................       0.02          0.11           0.02          (0.03)          0.07           0.11            0.13
Net realized and
 unrealized gain (loss)
 on investments..........       2.44          0.79          (3.15)          6.23          (0.97)          1.25           (1.51)
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...       2.46          0.90          (3.13)          6.20          (0.90)          1.36           (1.38)
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------
Distributions:
  Net investment
   income................         --         (0.10)         (0.01)            --          (0.06)         (0.08)          (0.12)
  Net realized gain on
   investments...........      (1.81)        (0.43)         (0.55)         (0.65)         (0.03)         (0.55)          (0.54)
  In excess of net
   realized gain on
   investments...........         --            --          (0.07)            --             --             --              --
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------
    Total
     distributions.......      (1.81)        (0.53)         (0.63)         (0.65)         (0.09)         (0.63)          (0.66)
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------
Net asset value, end of
 period..................     $13.12        $12.47         $12.10         $15.86         $10.31         $11.30          $10.57
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------
Total investment return
 (a)(c)..................      20.04%         7.45%        (19.73)%         60.6%          (8.0)%         13.1%          (11.0)%
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------
                           -----------   -----------    -----------    -----------    -----------    -----------     -----------

Ratio and supplemental
 data:
Net assets, end of period
 (in 000's)..............  $ 361,244     $ 383,722      $ 404,680      $ 498,898      $ 281,418      $ 333,800       $ 234,793
Ratio of net investment
 income (loss) to average
 net assets (b)..........       0.17%         0.91%          0.11%          (0.3)%          0.6%           1.0%            1.1%
Ratio of expenses to
 average net assets:
  With expense reductions
   (b)...................       1.86%         1.89%          1.81%           1.9%           2.0%           2.0%            2.1%
  Without expense
   reductions (b)........       1.99%         1.94%            --%(d)         --%(d)         --%(d)         --%(d)          --%(d)
Portfolio turnover
 rate++..................         93%           63%            87%           117%            72%            85%             75%
Average commission rate
 per share paid on
 portfolio
 transactions++..........  $  0.0032           N/A            N/A            N/A            N/A            N/A             N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 12

                             GT GLOBAL EQUITY FUNDS

                                            CLASS A+                                              CLASS B+
                        -------------------------------------------------   ----------------------------------------------------
                                                                                                                       APRIL 1,
                                                                                                                         1993
                                     YEAR ENDED DECEMBER 31,                        YEAR ENDED DECEMBER 31,               TO
                        -------------------------------------------------   ---------------------------------------    DECEMBER
                          1989**        1988         1987         1986         1996*         1995*         1994        31, 1993
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period...............     $8.74        $7.25       $14.98        $8.82        $12.29        $11.96        $15.79       $11.27
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
Net investment income
 (loss)...............     (0.01)        0.01        (0.01)       (0.05)        (0.06)         0.03         (0.06)       (0.10)
Net realized and
 unrealized gain
 (loss) on
 investments..........      4.21         1.66         0.51         6.22          2.38          0.75         (3.15)        5.27
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
Net increase
 (decrease) in net
 asset value resulting
 from investment
 operations...........      4.20         1.67         0.50         6.17          2.32          0.78         (3.21)        5.17
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
Distributions:
  Net investment
   income.............        --           --           --        (0.01)           --         (0.02)           --           --
  Net realized gain on
   investments and
   foreign currency...     (0.33)       (0.18)       (8.23)          --         (1.81)        (0.43)        (0.55)       (0.65)
  In excess of net
   investment
   income.............        --           --           --           --            --            --         (0.07)          --
  In excess of net
   realized gain on
   investments........        --           --           --           --            --            --            --           --
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
    Total
     distributions....     (0.33)       (0.18)       (8.23)       (0.01)        (1.81)        (0.45)        (0.62)       (0.65)
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
Net asset value, end
 of period............    $12.61        $8.74        $7.25       $14.98        $12.80        $12.29        $11.96       $15.79
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
Total investment
 return (a)(c)........      48.1%        23.2%         5.7%        69.9%        19.28%         6.54%       (20.30)%       46.3%
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
                        ----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------

Ratio and supplemental
 data:
Net assets, end of
 period
 (in 000's)...........  $170,071     $ 56,342     $ 38,780     $ 50,647     $ 151,805     $ 130,887     $ 120,171     $ 72,122
Ratio of net
 investment income
 (loss) to average net
 assets (b)...........      (0.1)%        0.0%        (0.2)%       (0.5)%       (0.48)%        0.26%        (0.54)%       (0.9)%
Ratio of expenses to
 average
 net assets:
  With expense
   reductions (b).....       2.0%         2.2%         1.9%         1.4%         2.51%         2.54%         2.46%         2.5%
  Without expense
   reductions (b).....        --%(d)       --%(d)       --%(d)       --%(d)      2.64%         2.59%           --%(d)       --%(d)
Portfolio turnover
 rate++...............        70%         107%         215%         229%           93%           63%           87%         117%
Average commission
 rate per share paid
 on portfolio
 transactions++.......       N/A          N/A          N/A          N/A     $  0.0032           N/A           N/A          N/A


------------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 13

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL EUROPE GROWTH FUND

                                                                            CLASS A+
                                          -----------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------------
                                            1996*       1995*       1994*        1993*         1992*          1991
                                          ---------   ---------   ---------   -----------   -----------   -------------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................    $10.88      $10.03      $10.84       $8.51         $9.59           $9.33
                                          ---------   ---------   ---------   -----------   -----------   -------------
Net investment income...................     (0.03)       0.04        0.06        0.05          0.11***         0.21
Net realized and unrealized gain (loss)
 on investments and foreign currency....      2.16        0.95       (0.69)       2.36         (1.19)           0.19
                                          ---------   ---------   ---------   -----------   -----------   -------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................      2.13        0.99       (0.63)       2.41         (1.08)           0.40
                                          ---------   ---------   ---------   -----------   -----------   -------------
Distributions:
  Net investment income.................        --       (0.10)      (0.05)      (0.06)           --           (0.14)
  Net realized gain on
   investments..........................     (0.12)      (0.04)         --          --            --              --
  In excess of net investment
   income...............................        --          --          --       (0.02)           --              --
  In excess of net realized gain
   on investments.......................        --          --       (0.13)         --            --              --
                                          ---------   ---------   ---------   -----------   -----------   -------------
    Total distributions.................     (0.12)      (0.14)      (0.18)      (0.08)           --           (0.14)
                                          ---------   ---------   ---------   -----------   -----------   -------------
Net asset value, end of year............    $12.89      $10.88      $10.03      $10.84         $8.51           $9.59
                                          ---------   ---------   ---------   -----------   -----------   -------------
                                          ---------   ---------   ---------   -----------   -----------   -------------
Total investment
 return (a)(c)..........................  $  19.61%       9.86%      (5.80)%      28.3%        (11.3)%           4.3%
                                          ---------   ---------   ---------   -----------   -----------   -------------
                                          ---------   ---------   ---------   -----------   -----------   -------------

Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................  $453,792    $483,375    $646,313    $854,701      $781,607      $1,211,709
Ratio of net investment income (loss) to
 average net
 assets (b).............................     (0.26)%      0.38%       0.61%        0.6%          1.2%***         1.7%
Ratio of expenses to average net assets:
  With expense
   reductions (b).......................      1.82%       1.83%       1.73%        1.9%          2.0%***         1.8%
  Without expense reductions (b)........      1.88%       1.89%       1.81%         --%(d)        --%(d)          --%(d)
Portfolio turnover rate++...............      1.23%        108%         91%         67%           65%             55%
Average commission rate per share paid
 on portfolio transactions++............  $ 0.0277         N/A         N/A         N/A           N/A             N/A


                                             1990
                                          -----------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................      $10.94
                                          -----------
Net investment income...................        0.10
Net realized and unrealized gain (loss)
 on investments and foreign currency....       (1.71)
                                          -----------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................       (1.61)
                                          -----------
Distributions:
  Net investment income.................          --
  Net realized gain on
   investments..........................          --
  In excess of net investment
   income...............................          --
  In excess of net realized gain
   on investments.......................          --
                                          -----------
    Total distributions.................          --
                                          -----------
Net asset value, end of year............       $9.33
                                          -----------
                                          -----------
Total investment
 return (a)(c)..........................       (14.7)%
                                          -----------
                                          -----------
Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................  $1,428,677
Ratio of net investment income (loss) to
 average net
 assets (b).............................         1.1%
Ratio of expenses to average net assets:
  With expense
   reductions (b).......................         1.9%
  Without expense reductions (b)........          --%(d)
Portfolio turnover rate++...............          34%
Average commission rate per share paid
 on portfolio transactions++............         N/A


------------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++    Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Manager of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.


(b)   Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 14

                             GT GLOBAL EQUITY FUNDS

                                                        CLASS A+                                  CLASS B+
                                          ------------------------------------   ------------------------------------------
                                                                                                                 APRIL 1,
                                                                                                                   1993
                                                YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,          TO
                                          ------------------------------------   ---------------------------   DECEMBER 31,
                                           1989**    1988**   1987**    1986**    1996*     1995*     1994*       1993*
                                          --------   ------   -------   ------   -------   -------   -------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....    $7.77    $7.76     $9.62    $6.82    $10.81     $9.97    $10.79       $9.02
                                          --------   ------   -------   ------   -------   -------   -------   ------------
Net investment income
 (loss).................................    (0.02)   (0.07)    --+++    (0.03)+++  (0.11)   (0.03)       --          --
Net realized and unrealized gain (loss)
 on investments and foreign currency....     3.19     0.87      0.57     2.83      2.15      0.94     (0.69)       1.85
                                          --------   ------   -------   ------   -------   -------   -------   ------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................     3.17     0.80      0.57     2.80      2.04      0.91     (0.69)       1.85
                                          --------   ------   -------   ------   -------   -------   -------   ------------
Distributions:
  Net investment income.................       --       --        --       --        --     (0.03)       --       (0.06)
  In excess of net investment income....       --       --        --       --        --        --        --       (0.02)
  Net realized gain on investments......       --    (0.79)    (2.43)      --     (0.12)    (0.04)       --          --
  In excess of net realized gain on
   investments..........................       --       --        --       --        --        --     (0.13)         --
                                          --------   ------   -------   ------   -------   -------   -------   ------------
    Total distributions.................       --    (0.79)    (2.43)      --     (0.12)    (0.07)    (0.13)      (0.08)
                                          --------   ------   -------   ------   -------   -------   -------   ------------
Net asset value, end of
 period.................................   $10.94    $7.77     $7.76    $9.62    $12.73    $10.81     $9.97      $10.79
                                          --------   ------   -------   ------   -------   -------   -------   ------------
                                          --------   ------   -------   ------   -------   -------   -------   ------------
Total investment return (a)(c)..........     40.7%    11.1%      6.6%    41.0%    18.79%     9.20%    (6.38)%      20.5%
                                          --------   ------   -------   ------   -------   -------   -------   ------------
                                          --------   ------   -------   ------   -------   -------   -------   ------------

Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................  $382,428   $8,376   $10,227   $9,809   $87,092   $73,025   $81,602     $34,048
Ratio of net investment income (loss) to
 average net
 assets (b).............................     (0.6)%   (1.0)%   (0.00)%+++  (0.4)%+++  (0.91)%  (0.27)%  (0.04)%     (0.1)%
Ratio of expenses to average
 net assets:
  With expense
   reductions (b).......................       1.9%     3.6%      2.0%+++    2.0%+++   2.47%   2.48%    2.38%       2.6%
  Without expense reductions (b)........        --%      --%(d)      --%(d)     --%(d)   2.53%   2.54%    2.46%       --%(d)
Portfolio turnover rate++...............        43%     153%      193%     102%     123%      108%        91%        67%
Average commission rate per share paid
 on portfolio transactions++............      N/A      N/A       N/A      N/A    $0.0277      N/A       N/A         N/A


------------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++    Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


+++   Includes waivers of investment management and administration fees and partial reimbursement of operating expenses by the Manager.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Manager of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.


(b)   Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 15

                             GT GLOBAL EQUITY FUNDS

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND


                                               CLASS A(D)                                 CLASS B(D)
                                ----------------------------------------   ----------------------------------------
                                                  OCTOBER 18, 1995                           OCTOBER 18, 1995
                                                   (COMMENCEMENT                              (COMMENCEMENT
                                                   OF OPERATIONS)                             OF OPERATIONS)
                                   1996      THROUGH DECEMBER 31, 1995        1996      THROUGH DECEMBER 31, 1995
                                ----------  ----------------------------   ----------  ----------------------------
Per Share Operating
 Performance:
Net asset value, beginning of
 year.........................  $    11.80             $11.43              $    11.78             $11.43
                                ----------            -------              ----------            -------
Net investment income
 (loss).......................       (0.05)**              0.04*                (0.14)**              0.02*
Net realized and unrealized
 gain (loss) on investments...        1.69               0.33                    1.70               0.33
                                ----------            -------              ----------            -------
Net increase (decrease) in net
 asset value resulting from
 investment operations........        1.64               0.37                    1.56               0.35
                                ----------            -------              ----------            -------
Distributions to shareholders:
  From net realized gain on
   investments................       (0.92)                --                   (0.92)                --
                                ----------            -------              ----------            -------
    Total distributions.......       (0.92)                --                   (0.92)                --
                                ----------            -------              ----------            -------
Net asset value, end of
 year.........................  $    12.52             $11.80              $    12.42             $11.78
                                ----------            -------              ----------            -------
                                ----------            -------              ----------            -------
Total investment return
 (a)(c).......................       13.81%              3.24%                  13.14%              3.06%
                                ----------            -------              ----------            -------
                                ----------            -------              ----------            -------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $    8,448             $1,931              $   10,694             $2,024
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by the
   Manager (b)................       (0.38)%              1.68%                 (1.03)%              1.03%
  Without reimbursement by the
   Manager (b)................       (1.47)%            (20.52)%                (2.12)%            (21.17)%
Ratio of expenses to average
 net assets:
  With reimbursement by the
   Manager (b)................        2.00%              2.00%                   2.65%              2.65%
  Without reimbursement by the
   Manager (b)................        3.09%             24.20%                   3.74%             24.85%
Portfolio turnover rate+......         150%               N/A                     150%               N/A
Average commission rate per
 share paid on portfolio
 transactions+................  $   0.0489                N/A              $   0.0489                N/A


------------------

* Before reimbursement by the Manager the net investment loss per share would have been $(0.47), $(0.49) and $(0.46) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.



** Before reimbursement by the Manager the net investment loss per share would have been $(0.19), $(0.28) and $(0.14) for Class A, Class B and Advisor Class, respectively, for the year ended December 31, 1996.



+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.

                               Prospectus Page 16

                             GT GLOBAL EQUITY FUNDS

                     GT GLOBAL AMERICA MID CAP GROWTH FUND


                                                              CLASS A+
                      ----------------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                      ----------------------------------------------------------------------------------------
                       1996        1995         1994*          1993          1992         1991         1990
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 year...............   $19.07       $17.69        $17.17        $17.12        $14.13       $11.89       $12.84
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
Net investment
 income (loss)......     0.03         0.24          0.04         (0.21)        (0.11)        0.01        (0.01)
Net realized and
 unrealized gain
 (loss) on
 investments........     2.96         3.93          2.55          1.56          4.54         2.28        (0.94)
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
Net increase
 (decrease) in net
 asset value
 resulting from
 investment
 operations.........     2.99         4.17          2.59          1.35          4.43         2.29        (0.95)
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
Distributions:
  Net investment
   income...........       --        (0.21)        (0.02)           --            --        (0.01)          --
  Net realized gain
   on investments...    (1.29)       (2.58)        (2.05)        (1.30)        (1.44)       (0.04)          --
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
    Total
    distributions...    (1.29)       (2.79)        (2.07)        (1.30)        (1.44)       (0.05)          --
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
Net asset value, end
 of year............   $20.77       $19.07        $17.69        $17.17        $17.12       $14.13       $11.89
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
Total investment
 return (a)(c)......    15.65%       23.23%        15.69%          8.3%         31.7%        19.3%        (7.4)%
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
                      -------   ----------    ----------    ----------    ----------    ---------    ---------
Ratios and
 supplemental data:
Net assets, end of
 period (in
 000's).............  $343,427  $  396,291    $  196,937    $  116,468    $  166,712    $  88,041    $  65,413
Ratio of net
 investment income
 (loss) to average
 net assets.........     0.12%        1.24%         0.17%         (0.7)%        (1.1)%        0.0%        (0.1)%
Ratio of expenses to
 average net assets:
  With expense
   reductions.......     1.36%        1.46%         1.58%          1.6%          1.8%         1.7%         2.0%
  Without expense
   reductions.......     1.41%          --%(d)         --%(d)         --%(d)         --%(d)        --%(d)        --%(d)
Portfolio turnover
 rate++.............      253%          71%          102%           92%          114%         156%         145%
Average commission
 rate per share paid
 on portfolio
 transactions++.....  $0.0536          N/A           N/A           N/A           N/A          N/A          N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Manager of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 17

                             GT GLOBAL EQUITY FUNDS

                                                      CLASS A+                                   CLASS B+
                                          ---------------------------------   -----------------------------------------------
                                                              JUNE 9, 1987
                                                              (COMMENCEMENT
                                                                   OF                                              APRIL 1,
                                             YEAR ENDED        OPERATIONS)                                           1993
                                            DECEMBER 31,         THROUGH          YEAR ENDED DECEMBER 31,             TO
                                          -----------------   DECEMBER 31,    --------------------------------   DECEMBER 31,
                                           1989      1988         1987          1996        1995       1994*         1993
                                          -------   -------   -------------   ---------   ---------   --------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 year...................................   $8.76     $8.56       $10.00         $18.77      $17.50     $17.09       $15.90
                                          -------   -------   -------------   ---------   ---------   --------   ------------
Net investment income (loss)............    0.10**   (0.40)       (0.19)         (0.11)       0.10      (0.09)       (0.29)
Net realized and unrealized gain (loss)
 on investments.........................    4.65      1.35        (1.25)          2.91        3.87       2.55         2.78
                                          -------   -------   -------------   ---------   ---------   --------   ------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................    4.75      0.95        (1.44)          2.80        3.97       2.46         2.49
                                          -------   -------   -------------   ---------   ---------   --------   ------------
Distributions:
  Net investment income.................   (0.10)       --           --             --       (0.12)        --           --
  Net realized gain on
   investments..........................   (0.57)    (0.75)          --          (1.29)      (2.58)     (2.05)       (1.30)
                                          -------   -------   -------------   ---------   ---------   --------   ------------
    Total distributions.................   (0.67)    (0.75)          --          (1.29)      (2.70)     (2.05)       (1.30)
                                          -------   -------   -------------   ---------   ---------   --------   ------------
Net asset value, end of year............  $12.84     $8.76        $8.56         $20.28      $18.77     $17.50       $17.09
                                          -------   -------   -------------   ---------   ---------   --------   ------------
                                          -------   -------   -------------   ---------   ---------   --------   ------------
Total investment return (a)(c)..........    54.8%     11.1%       (14.4)%        14.82%      22.42%     15.06%        16.1%
                                          -------   -------   -------------   ---------   ---------   --------   ------------
                                          -------   -------   -------------   ---------   ---------   --------   ------------
Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................  $9,930    $1,548       $1,039       $334,590    $348,435    $80,060      $ 1,982
Ratio of net investment income (loss) to
 average net assets (b).................     1.2%**   (4.7)%       (2.7)%        (0.53)%      0.59%     (0.48)%       (1.3)%
Ratio of expenses to average
 net assets (b):
  With expense reductions...............     1.9%**    5.1%         3.8%          2.01%       2.11%      2.23%         2.2%
  Without expense reductions............      --%(d)     --%(d)        --%(d)     2.06%         --%(d)      --%(d)        --%(d)
Portfolio turnover rate++...............     133%      184%         505%           253%         71%       102%          92%
Average commission rate per share on
 portfolio transactions++...............     N/A       N/A          N/A       $ 0.0536         N/A        N/A          N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Manager of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 18

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL AMERICA VALUE FUND


                                                    CLASS A(D)                                 CLASS B(D)
                                     ----------------------------------------   ----------------------------------------
                                                       OCTOBER 18, 1995                           OCTOBER 18, 1995
                                                        (COMMENCEMENT                              (COMMENCEMENT
                                                        OF OPERATIONS)                             OF OPERATIONS)
                                        1996      THROUGH DECEMBER 31, 1995        1996      THROUGH DECEMBER 31, 1995
                                     ----------  ----------------------------   ----------  ----------------------------
Per Share Operating Performance:
Net asset value, beginning of
 year..............................  $    12.76             $11.43              $    12.75             $11.43
                                     ----------            -------              ----------            -------
Net investment income (loss).......       (0.01)**              0.03*                (0.10)**              0.01*
Net realized and unrealized gain
 (loss) on investments.............        1.94               1.30                    1.93               1.31
                                     ----------            -------              ----------            -------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............        1.93               1.33                    1.83               1.32
                                     ----------            -------              ----------            -------
Distributions to shareholders:
  From net realized gain on
   investments.....................       (0.04)                --                   (0.04)                --
                                     ----------            -------              ----------            -------
    Total distributions............       (0.04)                --                   (0.04)                --
                                     ----------            -------              ----------            -------
Net asset value, end of year.......  $    14.65             $12.76              $    14.54             $12.75
                                     ----------            -------              ----------            -------
                                     ----------            -------              ----------            -------
Total investment return (a)(c).....       15.12%             11.64%                  14.35%             11.55%
                                     ----------            -------              ----------            -------
                                     ----------            -------              ----------            -------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $    2,529             $  870              $    5,503             $1,254
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by the Manager
   (b).............................       (0.10)%              1.10%                 (0.75)%              0.45%
  Without reimbursement by the
   Manager (b).....................       (3.61)%            (47.44)%                (4.26)%            (48.09)%
Ratio of expenses to average net
 assets:
  With reimbursement by the Manager
   (b).............................        2.00%              2.00%                   2.65%              2.65%
  Without reimbursement by the
   Manager (b).....................        5.51%             50.54%                   6.16%             51.19%
Portfolio turnover rate+...........         256%               N/A                     256%               N/A
Average turnover rate per share
 paid on portfolio
 transactions+.....................  $   0.0551                N/A              $   0.0551                N/A


------------------

* Before reimbursement by the Manager the net investment loss per share would have been $(1.11), $(1.13) and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.



** Before reimbursement by the Manager the net investment loss per share would have been $(.50), $(.59) and $(.46) for Class A, Class B and Advisor Class, respectively, for the year ended December 31, 1996.



+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.


N/A Not applicable.


                               Prospectus Page 19

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL JAPAN GROWTH FUND


                                                                         CLASS A+
                                -------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------------------------------
                                 1996*       1995*          1994          1993          1992*         1991          1990
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................    $11.00       $12.15        $11.61         $8.70        $11.16        $11.48        $16.39
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
Net investment income
 (loss).......................     (0.04)       (0.04)        (0.04)        (0.14)           --***      (0.09)        (0.05)****
Net realized and unrealized
 gain (loss) on investments...     (0.77)        0.26          0.79          3.05         (2.40)        (0.23)        (4.60)
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net
 asset value resulting from
 investment operations........     (0.81)        0.22          0.75          2.91         (2.40)        (0.32)        (4.65)
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
Distributions:
  Net realized gain on
   investments and foreign
   currency...................     (0.43)       (1.37)        (0.21)           --         (0.06)           --         (0.26)
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
    Total distributions.......     (0.43)       (1.37)        (0.21)           --         (0.06)           --         (0.26)
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of
 period.......................     $9.76       $11.00        $12.15        $11.61         $8.70        $11.16        $11.48
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
Total investment return
 (a)(c).......................     (7.43)%       1.94%         6.56%         33.5%        (21.5)%        (2.8)%       (28.7)%
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
                                --------   ----------     ---------     ---------     ---------     ---------     ---------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $ 63,585   $  111,105     $  98,066     $  88,487     $  93,865     $  61,519     $  51,693
Ratio of net investment income
 (loss) to average net
 assets.......................     (0.40)%      (0.40)%       (0.32)%        (0.3)%          --%%***      (1.5)%       (1.2)%****
Ratio of expenses to average
 net assets:
  With expense reductions.....      1.84%        1.99%         1.91%          2.1%          2.2%***       2.2%          2.2%****
  Without expense
   reductions.................      1.94%        2.14%         2.03%           --%(d)        --%(d)        --%(d)        --%(d)
Portfolio turnover rate++.....        31%          67%           49%          104%          115%          251%          138%
Average commission rate per
 share paid on portfolio
 transactions++...............  $ 0.0971          N/A           N/A           N/A           N/A           N/A           N/A


--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++    Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

****  Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.


(b)   Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 20

                             GT GLOBAL EQUITY FUNDS

                                              CLASS A+                                           CLASS B+
                           -----------------------------------------------    ----------------------------------------------
                                                                                                                   APRIL 1,
                                                                                                                     1993
                                       YEAR ENDED DECEMBER 31,                     YEAR ENDED DECEMBER 31,            TO
                           -----------------------------------------------    ---------------------------------    DECEMBER
                             1989        1988**       1987**       1986**      1996*       1995*        1994       31, 1993
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....     $10.57       $10.36        $9.88     $6.20       $10.78       $12.02       $11.57      $9.85
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
Net investment income
 (loss)..................      (0.19)       (0.20)       (0.15)    (0.14)       (0.11)       (0.12)       (0.13)     (0.18)
Net realized and
 unrealized gain (loss)
 on investments..........       6.57         2.44         4.52      3.91        (0.75)        0.25         0.79       1.90
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...       6.38         2.24         4.37      3.77        (0.86)        0.13         0.66       1.72
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
Distributions:
  Net realized gain on
   investments and
   foreign currency......      (0.56)       (2.03)       (3.89)    (0.09)       (0.43)       (1.37)       (0.21)        --
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
    Total
     distributions.......      (0.56)       (2.03)       (3.89)    (0.09)       (0.43)       (1.37)       (0.21)        --
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
Net asset value, end of
 period..................     $16.39       $10.57       $10.36     $9.88        $9.49       $10.78       $12.02     $11.57
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
Total investment return
 (a)(c)..................       60.7%        21.9%        52.1%     61.3%       (8.05)%       1.20%        5.81%      17.5%
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
                           ---------    ---------    ---------    --------    -------    ---------    ---------    ---------
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............    $48,405      $18,591      $10,049    $7,313      $32,116      $41,274      $27,355     $3,699
Ratio of net investment
 income (loss) to average
 net assets (b)..........       (1.6)%       (1.5)%       (2.4)%    (1.6)%      (1.05)%      (1.05)%      (0.97)%     (0.9)%
Ratio of expenses to
 average
 net assets:
  With expense reductions
   (b)...................        2.1%         2.2%         3.0%      2.2%        2.49%        2.64%        2.56%       2.7%
  Without expense
   reductions (b)........         --%(d)        --%(d)        --%(d)     --%(d)    2.59%      2.79%        2.68%        --%(d)
Portfolio turnover
 rate++..................        108%         150%         319%      207%          31%          67%          49%       104%
Average commission rate
 per share paid on
 portfolio
 transactions++..........        N/A          N/A          N/A       N/A      $0.0971          N/A          N/A        N/A


--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


++    Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.


(a)   Not annualized.



(b)   Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 21

                             GT GLOBAL EQUITY FUNDS

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------

DIFFERENCES BETWEEN THE CLASSES. The primary difference between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of each Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.


CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.


CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in a Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of a Fund will cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the same Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of shares of a Fund to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares of a Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative, because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.

REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for

                               Prospectus Page 22

                             GT GLOBAL EQUITY FUNDS
certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in that Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares of a Fund. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of a Fund.

See "How to Invest," "How to Redeem Shares" and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.

ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust.

--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------


THE PACIFIC FUND, EUROPE FUND, JAPAN FUND, INTERNATIONAL FUND AND WORLDWIDE FUND



The Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund each seeks long-term growth of capital. Each of these Funds seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which these Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. These Funds' Primary Investment Areas include the following countries:


PACIFIC FUND -- Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand

EUROPE FUND -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom

JAPAN FUND -- Japan


INTERNATIONAL FUND -- all countries listed for Pacific Fund, Europe Fund and Japan Fund, and Argentina, Brazil, Canada, Chile, Colombia, Israel, Mexico, Peru and Venezuela, but not the United States


WORLDWIDE FUND -- same as International Fund, but including the United States

Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from a Fund's Primary Investment Area.


(1) The Worldwide Fund is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to the Manager's professional team of investment specialists; (2) the International Fund is intended for investors


                               Prospectus Page 23

                             GT GLOBAL EQUITY FUNDS

seeking to complement their U.S. equity investments with a professionally managed international portfolio; (3) the Pacific Fund and Europe Fund are regional funds for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets; and (4) the Japan Fund is designed for investors wishing to concentrate their investment in a particular market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.



Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


Under normal circumstances, the assets of the Worldwide Fund and International Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Worldwide Fund's assets normally are invested in the equity securities of U.S. issuers.


Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of a particular Fund purchasing the securities. These Funds will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Manager to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



THE AMERICA MID CAP FUND, AMERICA SMALL CAP FUND AND AMERICA VALUE FUND


The investment objective of the America Mid Cap Fund is long term growth of capital. The investment objective of the America Small Cap Fund and America Value Fund is long term capital appreciation.


The America Mid Cap Fund seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of U.S. mid cap companies. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations of less than $1 billion or greater than $5 billion; and (b) issuers domiciled outside the United States, including (i) issuers in countries that are not located in the United States but are linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States.



The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the Small Cap Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of U.S. small cap companies. The remainder of the Small Cap Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $1 billion and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of


                               Prospectus Page 24

                             GT GLOBAL EQUITY FUNDS

issuers domiciled in the United States. The Small Cap Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers.



The America Value Fund seeks its investment objective by investing all of its investable assets in the Value Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that the Manager believes to be undervalued in relation to long-term earning power or other factors. The remainder of the Value Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than those defined above and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Value Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers.



The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolios will limit their purchases of debt securities to investment grade obligations, as defined above.


For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.


SELECTION OF INVESTMENTS AND ASSET ALLOCATION



In managing the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund, the Manager seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Manager further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Manager intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets included in the Primary Investment Areas of the Pacific Fund, Europe Fund, International Fund and Worldwide Fund are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which such Funds invest.



In selecting equity securities for the America Mid Cap Fund and the Small Cap Portfolio, the Manager uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting small and mid cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Manager tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Manager on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.



In selecting issuers for the Value Portfolio, the Manager attempts to identify securities of issuers whose prospects and growth potential, in the Manager's opinion, are currently undervalued by investors. In the Manager's view, an issuer may show favorable prospects as a result of many factors, including changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. The Manager will attempt to identify those undervalued issuers with the potential for attractive returns.


                               Prospectus Page 25

                             GT GLOBAL EQUITY FUNDS


For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


The Manager allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

OTHER INVESTMENT POLICIES


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap Portfolio and Value Portfolio may each invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may be made in the United States and denominated in U.S. dollars. Under a defensive strategy, each Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent a Fund or a Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. Each Portfolio also may hold U.S. dollars and/or invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of America Small Cap Fund or America Value Fund shares, or to meet its ordinary daily cash needs.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap Portfolio and Value Portfolio may each invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, a Fund or a Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund or Portfolio would continue to pay its own management fees and other expenses.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in


                               Prospectus Page 26

                             GT GLOBAL EQUITY FUNDS

appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be succesful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. Each Fund or Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's (or, in the case of a Portfolio, its corresponding Fund's) shares. Each Fund or Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund or Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Fund or Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Fund or Portfolio may cause greater fluctuation in the value of its (or, in the case of a Portfolio its corresponding Fund's) shares than would be the case if a Fund or Portfolio did not borrow.



A reverse repurchase agreement is a borrowing transaction in which a Fund or a Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Fund or Portfolio's sale of securities together with its commitment (for which that Fund or Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Funds and Portfolios may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund or a Portfolio to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's or Portfolio's custody fees. Each Fund or Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's or Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund and the Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and Portfolios will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund or Portfolio. If the Fund or Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or a Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or a Portfolio may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with each such Fund's portfolio. In addition, each Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be


                               Prospectus Page 27

                             GT GLOBAL EQUITY FUNDS

defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund and Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Funds may enter into forward currency contracts either with respect to specific transactions or with respect to such Fund's portfolio positions. The Funds also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, each Fund and Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or Portfolio or that the Manager intends to include in the Fund's or Portfolio's portfolio. The Funds and Portfolios also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Funds and Portfolios may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's or Portfolio's portfolio. The Funds and Portfolios also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or a Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



AMERICAN DEPOSITORY RECEIPTS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund and the Portfolios may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, each Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.


The approval of the America Small Cap Fund and America Value Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.


OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the America Small Cap Fund and America Value Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.


                               Prospectus Page 28

                             GT GLOBAL EQUITY FUNDS


The America Small Cap Fund and America Value Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations which is not approved by the Board or shareholders of the corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with the investment objective, policies and limitations discussed herein with respect to the Fund and its investment in its corresponding Portfolio.



In addition to selling an interest to its corresponding Fund, each Portfolio may sell interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the America Small Cap Fund and America Value Fund may experience different returns from investors in another investment company that invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the America Small Cap Fund and America Value Fund are the only institutional investors in their corresponding Portfolios.



The America Small Cap Fund and America Value Fund may each be materially affected by the actions of large investors in its corresponding Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than its corresponding Fund could have effective voting control over the operation of the Portfolio.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Fund or a Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Pacific Fund, Europe Fund, Japan Fund and International Fund each invests primarily in foreign securities and the Worldwide Fund may invest a significant portion of its assets in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition,


                               Prospectus Page 29

                             GT GLOBAL EQUITY FUNDS
certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. A Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.


With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments which could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.



Because the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of those Funds' shares, and also may affect the value of dividends and interest earned by those Funds and gains and losses realized by those Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.



INVESTING IN EMERGING MARKETS. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, a Fund could lose its entire investment in that market.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.


In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.



In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occured in certain countries.



CONCENTRATION. The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund and the Portfolios each invests a significant portion of its assets in a particular country or region of the world. As a


                               Prospectus Page 30

                             GT GLOBAL EQUITY FUNDS

result, such Funds and the Portfolios may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



JAPAN. The Japan Fund invests primarily in equity securities of issuers domiciled in Japan. Accordingly, the Japan Fund's performance will be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Japan Fund's performance.



Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.



The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.


The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

PACIFIC REGION COUNTRIES. The Pacific Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.


In addition, Hong Kong will revert to Chinese administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.



SMALL CAP COMPANIES. The Small Cap Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Small Cap Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Small Cap Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.



OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Pacific Fund, Europe Fund, Japan Fund, Worldwide Fund, International Fund and America Mid Cap Fund is each authorized to enter into options, futures and forward currency transactions and the Portfolios are authorized to enter into options and futures transactions, such a Fund or a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency


                               Prospectus Page 31

                             GT GLOBAL EQUITY FUNDS

markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover;
(3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible loss of principal under certain conditions; (6) the possible inability of a Fund or a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or a Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out of certain options, futures contracts, forward currency contracts and/or foreign currency positions in order for the Fund (or, in the case of a Portfolio, its corresponding Fund) to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended, ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



ILLIQUID SECURITIES. Each Fund and Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


--------------------------------------------------------------------------------

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Code and other tax-qualified employer-sponsored retirement accounts, if made by such investors under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 ($25 for IRAs, Code
Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be

                               Prospectus Page 32

                             GT GLOBAL EQUITY FUNDS
made directly through GT Global. See "Shareholder Account Manual."

Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/dealer that has a dealer agreement with GT Global or directly through GT Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, each Fund's distributor, by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

                           PURCHASING CLASS A SHARES

Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:

                              SALES CHARGE AS PERCENTAGE       DEALER
                                          OF               REALLOWANCE AS
AMOUNT OF PURCHASE            --------------------------    PERCENTAGE OF
AT THE PUBLIC                  OFFERING         NET         THE OFFERING
OFFERING PRICE                   PRICE      INVESTMENT          PRICE
----------------------------  -----------  -------------  -----------------
Less than $50,000...........        4.75%        4.99 %            4.25%
$50,000 but less than
 $100,000...................        4.00%        4.17 %            3.50%
$100,000 but less than
 $250,000...................        3.00%        3.09 %            2.75%
$250,000 but less than
 $500,000...................        2.00%        2.04 %            1.75%
$500,000 or more............        0.00%        0.00 %           *

--------------
* GT Global will pay the following commissions to broker/ dealers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker/dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.

All shares purchased without a sales charge based on the aggregate purchase amount equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."

From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge on Class A shares or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/ dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to

                               Prospectus Page 33

                             GT GLOBAL EQUITY FUNDS
sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years, including purchases in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s);

(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above; and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 1,000 employees, and trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations with collective retirement plan assets of $500,000 or more and have less than 100 employees, and purchases of at least $500,000 by trustees or other fiduciaries of employee benefit plans with collective retirement plan assets of $100 million or more.

(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager and/or administrator; employees or retired employees of the companies comprising Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.

(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global), and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver equals at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.

                               Prospectus Page 34

                             GT GLOBAL EQUITY FUNDS

(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October, 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.


(xiii) An investor purchasing shares of a Fund with redemption proceeds from a registered management investment company that is not one of the GT Global Mutual Funds, on which the investor was subject to a front-end sales charge or a contingent deferred sales charge.


REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their broker/ dealers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their broker/dealers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in Class A shares of the Funds and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI, the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. If a shareholder redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more within one year after the date of purchase, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at

                               Prospectus Page 35

                             GT GLOBAL EQUITY FUNDS
the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than one year after their purchase. Such shares purchased without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment. Class B Shares of a Fund may not be purchased for a Savings Incentive Matched Plan for Employees of Small Employers Individual Retirement Accounts ("SIMPLE IRAs") for which a designated financial institution was selected by the employer on Form 5305-SIMPLE. Class B Shares of a Fund may still be purchased for SIMPLE IRAs using Form 5304-SIMPLE. In addition, Class A shares of a Fund may still be purchased for all SIMPLE IRAs.


Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below.

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                         REDEMPTION
                                       OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%

In determining whether a contingent deferred sales charge is applicable, it will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange, the length of holding period will be measured from the date of original purchase.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.

For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                               Prospectus Page 36

                             GT GLOBAL EQUITY FUNDS

                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS


The contingent deferred sales charge will be waived for: (1) exchanges, as described below; (2) redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (8) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of assets) and the proceeds of which are reinvested in Fund shares; (10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from a Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.


A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund.

                               Prospectus Page 37

                             GT GLOBAL EQUITY FUNDS
Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their brokers or GT Global for more information.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances their holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent and Dollar Cost Averaging Programs. Certain broker/dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/dealers or GT Global for more information.


                               Prospectus Page 38

                             GT GLOBAL EQUITY FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Shares of any Fund may be exchanged for shares of the same class of any other GT Global Mutual Funds (including the other Funds), based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes." In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice to shareholders.

An investor interested in making an exchange should contact his broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her broker/dealer or to the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.



Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.


EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.

In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

Finally, as described above, the Funds and GT Global reserve the right to reject any purchase order.

                               Prospectus Page 39

                             GT GLOBAL EQUITY FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns both Class A and Class B shares of a Fund, Class A shares will be redeemed first unless the shareholder specifically requests otherwise.


REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of the Funds may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Broker/ dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next determined after the broker/dealer receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

                               Prospectus Page 40

                             GT GLOBAL EQUITY FUNDS


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceeding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/ dealers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her broker/dealer or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 41

                             GT GLOBAL EQUITY FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

Each Funds' Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, class of shares, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 42

                             GT GLOBAL EQUITY FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, for the America Small Cap Fund and America Value Fund, is the value of each such Fund's proportionate share of total assets of its corresponding Portfolio), subtracting all of its liabilities (including, for the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's liabilities), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Equity securities held by a Fund or a Portfolio are valued at the last sale price on the exchange or in the over-the-counter ("OTC") market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund or a Portfolio are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's or Growth Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



Certain of the Funds' or Portfolios' securities, from time to time, may be traded primarily on foreign exchanges or OTC dealer markets that may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund's shares may be affected significantly by such trading on days when shareholders have no access to the Fund.


The different service and distribution fees borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.

                               Prospectus Page 43

                             GT GLOBAL EQUITY FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.



TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income -- consisting generally of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, net gains from certain foreign currency transactions and net short-term capital gain -- and net capital gain that is distributed to its shareholders.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders

                               Prospectus Page 44

                             GT GLOBAL EQUITY FUNDS
as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional shares.


Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of foreign taxes paid by its corresponding Portfolio), in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.


Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of that Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Trustees has overall responsibility for the operation of each Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by each Fund. Growth Portfolio's Board of Trustees has overall responsibility for the operation of each Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Trustees of the Funds and the Portfolios.


                               Prospectus Page 45

                             GT GLOBAL EQUITY FUNDS


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the investment manager of the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund and each Portfolio include, but are not limited to, determining the composition of the portfolio of such Funds and the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administrative services to each Fund and each Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Funds' and Portfolios' operation.


The America Small Cap Fund and America Value Fund each pays the Manager administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to the Manager. The Portfolios each pay such fees, computed daily and paid monthly, based on the average daily net assets of such Portfolio, directly to the Manager at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter.


The America Mid Cap Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Fund and Portfolio pays all expenses not assumed by the Manager, GT Global or other agents. The Manager and GT Global have undertaken to limit each Fund's, other than America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.25% and 2.90% of the average daily net assets of such Fund's Class A and Class B shares, respectively. Similarly, the Manager and GT Global have undertaken to limit the America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.00% and 2.65% of the average daily net assets of such Fund's Class A and Class B shares, respectively. These undertakings may be changed or eliminated in the future.


The Manager also serves as each Fund's and each Portfolio's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.

The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.


As of December 31, 1996, the Manager and its worldwide asset management affiliates managed approximately $62 billion. In the United States, as of December 31, 1996, the Manager managed or administered approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust totalled approximately $84 billion.


On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc., and the resulting

                               Prospectus Page 46

                             GT GLOBAL EQUITY FUNDS
entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.

In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of each Fund or Portfolio are as follows:

                                  PACIFIC FUND


                         RESPONSIBILITIES FOR
NAME/OFFICE                    THE FUND                                   BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Peter Eadon-Clarke       Portfolio Manager      Chief Investment Officer for the Pacific Rim (excluding Japan) for LGT
 Hong Kong                since 1997             Asset Management Ltd. (Hong Kong) and Portfolio Manager for the Manager
                                                 since 1992. Prior thereto, Mr. Eadon-Clarke was an Associate Director at HSBC Asset Management in Hong Kong from 1984 to 1992. From 1980 to
                                                 1984, Mr. Eadon-Clarke was a Senior Fund Manager for Colonial Mutual
                                                 Life (London).


                                  EUROPE FUND


                         RESPONSIBILITIES FOR
NAME/OFFICE                    THE FUND                                   BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Anna Powell              Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and the Manager
 London                   since 1995             since 1995. From 1989 to 1995, Ms. Powell was a Portfolio Manager for
                                                 Robert Fleming & Co., Ltd. (London).



                              SMALL CAP PORTFOLIO



                         RESPONSIBILITIES FOR
NAME/OFFICE                  THE PORTFOLIO                                BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Mark J. Cunneen*         Portfolio Manager      Portfolio Manager for the Manager since 1992. From February 1992 until
 New York                 since 1997             December 1992, Mr. Cunneen was President of DC Capital Inc., an
                                                 investment management firm. Prior thereto, Mr. Cunneen was Vice
                                                 President of Equity Investments at Massachusetts Financial Services
                                                 from 1987 until 1992.


--------------
*Employees of Chancellor Capital prior to October 31, 1996.

                               Prospectus Page 47

                             GT GLOBAL EQUITY FUNDS

                              AMERICA MID CAP FUND


                         RESPONSIBILITIES FOR
NAME/OFFICE                    THE FUND                                   BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Ellen H. Adams*          Portfolio Manager      Ms. Adams has been the Head of North American Equity for the Manager
 New York                 since 1997             since 1995, Director of Equity Research for the Manager from May 1993 until 1995, and a Portfolio Manager and Analyst for the Manager from
                                                 1992 until May 1993. Prior thereto, Ms. Adams was a Portfolio Manager for Neuberger and Berman from 1987 until 1992.
Brent W. Clum*           Portfolio Manager      Senior Equity Research Analyst for the Manager since 1995. Prior
 New York                 since 1997             thereto, Mr. Clum was a Vice President and Analyst at T. Rowe Price
                                                 from 1990 to 1995. Mr. Clum is a Chartered Financial Analyst and a
                                                 Certified Public Accountant.



                                VALUE PORTFOLIO



                          RESPONSIBILITIES FOR
NAME/OFFICE                   THE PORTFOLIO                               BUSINESS EXPERIENCE
------------------------  ---------------------  ----------------------------------------------------------------------
Ted J. Ujazdowski*        Portfolio Manager      Portfolio Manager for the Manager since 1983. Mr. Ujazdowski has been
 New York                  since 1997             Director of the Manager's Value Group since 1987.
Adam D. Scheiner*         Portfolio Manager      Portfolio Manager and Analyst of the Manager's Value Group since June
 New York                  since 1997             1993. Prior thereto, Mr. Scheiner was a Securities Analyst at
                                                  Prudential Securities Incorporated from 1989 until June 1993.
Richard K. Collins*       Portfolio Manager      Senior Equity Portfolio Manager and Managing Director for the Manager
 New York                  since 1997             since April 1993. Mr. Collins joined the Manager in 1982 as a Senior
                                                  Analyst and Portfolio Manager. From 1973 to 1982, Mr. Collins was a
                                                  Senior Equity Analyst and, commencing in 1976, Vice President of
                                                  Research for Scudder, Stevens & Clark. Mr. Collins was a Research
                                                  Analyst for Salomon Brothers from 1970 to 1973. He is a Chartered
                                                  Financial Analyst, a member of the Association of Investment
                                                  Management Research (AIMR) and the New York Society of Securities
                                                  Analysts.


--------------
*Employees of Chancellor Capital prior to October 31, 1996.

                               Prospectus Page 48

                             GT GLOBAL EQUITY FUNDS

                                 WORLDWIDE FUND


                          RESPONSIBILITIES FOR
NAME/OFFICE                     THE FUND                                  BUSINESS EXPERIENCE
------------------------  ---------------------  ----------------------------------------------------------------------
Roger Yates               Portfolio Manager      Mr. Yates has been International Chief Investment Officer for the
 London                    since 1996             Manager since September 1996. From 1994 to 1996, Mr. Yates was the
                                                  Chief Investment Officer and Portfolio Manager for Europe and the
                                                  United Kingdom for the Manager. From 1988 to 1994, Mr. Yates was an
                                                  Investment Manager for Morgan Grenfell Asset Management.
Michael Lindsell          Portfolio Manager      Head of Investment Strategy for Global Equities since 1996. From 1992
 London                    since 1997             to 1996, Mr. Lindsell was Chief Investment Officer for Japan for LGT
                                                  Asset Management Ltd. (Hong Kong) as well as Portfolio Manager for the Manager. Prior thereto, Mr. Lindsell was a Director of Warburg
                                                  Asset Management (Tokyo).
Richard K. Collins*       Portfolio Manager      Senior Equity Portfolio Manager and Managing Director for the Manager
 New York                  since 1997             since April 1993. Mr. Collins joined the Manager in 1982 as a Senior
                                                  Analyst and Portfolio Manager. From 1973 to 1982, Mr. Collins was a
                                                  Senior Equity Analyst and, commencing in 1976, Vice President of
                                                  Research for Scudder, Stevens & Clark. Mr. Collins was a Research
                                                  Analyst for Salomon Brothers from 1970 to 1973. He is a Chartered
                                                  Financial Analyst, a member of the Association of Investment
                                                  Management Research (AIMR) and the New York Society of Securities
                                                  Analysts.


                                   JAPAN FUND


                          RESPONSIBILITIES FOR
NAME/OFFICE                     THE FUND                                  BUSINESS EXPERIENCE
------------------------  ---------------------  ----------------------------------------------------------------------
Andrew Callender          Portfolio Manager      Head of Investment for Japan since 1997. From 1990 to 1997, Mr.
 Tokyo                     since 1997             Callender was a Portfolio Manager for the Manager.


                               INTERNATIONAL FUND


                          RESPONSIBILITIES FOR
NAME/OFFICE                     THE FUND                                  BUSINESS EXPERIENCE
------------------------  ---------------------  ----------------------------------------------------------------------
Roger Yates               Portfolio Manager      Mr. Yates has been International Chief Investment Officer for the
 London                    since 1996             Manager since September 1996. From 1994 to 1996, Mr. Yates was the
                                                  Chief Investment Officer and Portfolio Manager for Europe and the
                                                  United Kingdom for the Manager. From 1988 to 1994, Mr. Yates was an
                                                  Investment Manager for Morgan Grenfell Asset Management.
Michael Lindsell          Portfolio Manager      Head of Investment Strategy for Global Equities since 1996. From 1992
 London                    since 1992             to 1996, Mr. Lindsell was Chief Investment Officer -- Japan for LGT
                                                  Asset Management Ltd. (Hong Kong) as well as Portfolio Manager for the Manager. Prior thereto, Mr. Lindsell was a Director of Warburg
                                                  Asset Management (Tokyo).


--------------

* Employees of Chancellor Capital prior to October 31, 1996.


                               Prospectus Page 49

                             GT GLOBAL EQUITY FUNDS


With respect to Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Manager utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build the various investment portfolios. The Manager's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Manager's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of the Manager's investment team are assigned primary responsibility for the day-to-day management of Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Portfolios and the Fund, along with similarly managed accounts, are reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.


In placing orders for the Funds' and Portfolios' portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for a Fund or Portfolio may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolios will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Other Distributions, and Federal Income Taxation."

DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Class A and Class B shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charges on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.


GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds and/or other events sponsored by the broker/dealer. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.


Under a plan of distribution adopted by the Company's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor.

                               Prospectus Page 50

                             GT GLOBAL EQUITY FUNDS
Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as such Plan continues in effect.

GT Global's service and distribution expenses covered by the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to brokers and dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's service and distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses covered by the Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Funds to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.

ORGANIZATION OF THE COMPANY. The Company is organized as a Massachusetts business trust and is registered with the SEC as a diversified open-end management investment company.

From time to time the Company has and may continue to establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Company's independent accountants.

The Company normally will not hold meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a

                               Prospectus Page 51

                             GT GLOBAL EQUITY FUNDS
majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Declaration of Trust, the Company may issue an unlimited number of shares for each of the Funds, including an unlimited number of Class A, Class B and Advisor Class shares of each Fund. Each share of a Fund represents an interest in the Fund only, has no par value, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges to each other share in such Fund, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Funds, when issued, are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of Growth Portfolio, a New York common law trust. The Declaration of Trust provides that the America Small Cap Fund, America Value Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Trustees of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither such Funds nor their shareholders will be exposed to a material risk of liability by reason of such Funds investing in their corresponding Portfolios.

Whenever the America Small Cap Fund or America Value Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and capital gain distributions.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


Each Fund's performance data reflect past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating


                               Prospectus Page 52

                             GT GLOBAL EQUITY FUNDS
expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust, and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's and each Portfolio's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to Growth Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.



INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and Portfolio, assists in the preparation of each Fund's and each Portfolio's federal and state income tax returns and consults with the Company and each Fund and Portfolio as to matters of accounting, regulatory filings and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 53

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 54

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 55

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 56

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 57

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 P.O. Box 7345                                                                                                   ACCOUNT APPLICATION
 SAN FRANCISCO, CA 94120-7345
 800/223-2138

 / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.

 ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: --------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social Security Number / / or Tax I.D. Number / / (Check applicable box)
  ------------------------------------    If more than one owner, social security number or taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform Gift/
  ------------------------------------    Transfer to Minors Act, social security number of the minor must be provided.
  Co-owner 2                              Resident of / / U.S.  / / Other (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / /Class B Shares (Not available for purchases of $500,000 or more or, except for investors participating in the Portfolio Rebalancing Program, for the GT Global Dollar Fund).
 If a class share box is not checked, your investment will be made in Class A shares.


                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA MID CAP GROWTH FUND  $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------


 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

     OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

 -----------------------------------------------------------
 Date

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000 may be wired or mailed to a
 Transfer Agent of the GT Global Mutual Funds, to      Pre-Designated Account at your bank. (Wiring
 honor any telephone, telex or telegraphic             instructions may be obtained from your bank.) A
 instructions reasonably believed to be authentic      bank wire service fee may be charged.
 for redemption and/or exchange between a similar
 class of shares of any of the Funds distributed       --------------------------------------------------
 by GT Global, Inc.                                    Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS                 --------------------------------------------------
  / / I have completed and attached the                Bank Address
 Supplemental Application for:
  / / AUTOMATIC INVESTMENT PLAN                        --------------------------------------------------
 / / SYSTEMATIC WITHDRAWAL PLAN                        Bank A.B.A Number      Account Number
 OTHER
  / / I/We owned shares of one or more Funds           --------------------------------------------------
      distributed by GT Global, Inc. as of April       Names(s) in which Bank Account is Established
      30, 1987 and since that date continuously        A corporation (or partnership) must also submit a
      have owned shares of such Funds. Attached is     "Corporate Resolution" (or "Certificate of
      a schedule showing the numbers of each of        Partnership") indicating the names and titles of
      my/our Shareholder Accounts.                     Officers authorized to act on its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES

  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER GT GLOBAL MUTUAL FUND ACCOUNTS:


 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------
 Account Numbers                                       Account Registrations

 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ---------------------------------------------------------------------------------------------------------------------------------
 Investment Dealer Name
 ---------------------------------------------------------------------------------------------------------------------------------
 Main Office Address    Branch Number    Representative's Number    Representative's Name
                                                                (     )
-----------------------------------------------------------------------------------------------------------------------
 Branch Address                                                                  Telephone
 X
-----------------------------------------------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                         Title

[LOGO]
   GT GLOBAL MUTUAL FUNDS                                           SUPPLEMENTAL APPLICATION
 P.O. Box 7345                                                      SPECIAL INVESTMENT AND
 SAN FRANCISCO, CA 94120-7345                                       WITHDRAWAL OPTIONS
 800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other  ------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------
NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

[LOGO]

GT GLOBAL MUTUAL FUNDS                      AUTOMATIC INVESTMENT PLAN

BANK AUTHORIZATION
-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name
X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date

                                     (OVER)

SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO

MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $ -----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO BE COMPLETED ONLY IF        Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO OTHER THAN ACCOUNT HOLDER    Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.

AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange; (4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                             GT GLOBAL EQUITY FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, GT GLOBAL EQUITY FUNDS, GROWTH PORTFOLIO, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.

                                                                   EQUPR610040MC

                     GT GLOBAL EQUITY FUNDS: ADVISOR CLASS
                           PROSPECTUS -- MAY 1, 1997
--------------------------------------------------------------------------------

       GT GLOBAL NEW PACIFIC GROWTH FUND                  GT GLOBAL WORLDWIDE GROWTH FUND
                ("PACIFIC FUND")                                 ("WORLDWIDE FUND")
          GT GLOBAL EUROPE GROWTH FUND                 GT GLOBAL AMERICA MID CAP GROWTH FUND
                ("EUROPE FUND")                               ("AMERICA MID CAP FUND")
          GT GLOBAL JAPAN GROWTH FUND                 GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                 ("JAPAN FUND")                              ("AMERICA SMALL CAP FUND")
      GT GLOBAL INTERNATIONAL GROWTH FUND                   GT GLOBAL AMERICA VALUE FUND
             ("INTERNATIONAL FUND")                            ("AMERICA VALUE FUND")


THE PACIFIC FUND, EUROPE FUND, JAPAN FUND, INTERNATIONAL FUND AND WORLDWIDE FUND each seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).



THE AMERICA MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1 billion to $5 billion ("U.S. mid cap companies").



THE AMERICA SMALL CAP FUND seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of up to $1 billion ("U.S. small cap companies").



THE AMERICA VALUE FUND seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that Chancellor LGT Asset Management, Inc. (the "Manager") believes to be undervalued in relation to long-term earning power or other factors.



The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, America Small Cap Fund and America Value Fund are referred to herein individually as a "Fund" and collectively as the "Funds." The Small Cap Portfolio and Value Portfolio are referred to herein individually as a "Portfolio" and collectively as the "Portfolios."



Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or either Portfolio will achieve its investment objective. The investment experience of the America Small Cap Fund and America Value Fund will correspond directly with the investment experience of their corresponding Portfolios.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The Funds and the Portfolios are managed and/or administered by the Manager. The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated May 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling
(800) 824-1580.



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR

FINANCIAL ADVISOR.


[LOGO]

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
   THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
     COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL EQUITY FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objectives and Policies........................................................         21
Risk Factors..............................................................................         27
How to Invest.............................................................................         30
How to Make Exchanges.....................................................................         32
How to Redeem Shares......................................................................         33
Shareholder Account Manual................................................................         35
Calculation of Net Asset Value............................................................         36
Dividends, Other Distributions and Federal Income Taxation................................         37
Management................................................................................         38
Other Information.........................................................................         43


                               Prospectus Page 2

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.


The Funds and the Portfolios:  Each Fund is a diversified series of G.T. Global Growth Series
                               (the "Company"). Each Portfolio is a diversified series of Growth
                               Portfolio.
Investment Objectives:         The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund seek long-term growth of capital; the America Small Cap Fund and America Value Fund seek long-term capital appreciation.
Principal Investments:         The Pacific Fund, Europe Fund, Japan Fund, International Fund and
                               Worldwide Fund each invests primarily in equity securities of issuers domiciled in its Primary Investment Area (as defined herein).
                               The America Mid Cap Fund invests primarily in equity securities of
                               U.S. mid cap companies.
                               The America Small Cap Fund invests all of its investable assets in the Small Cap Portfolio, which, in turn, invests primarily in equity securities of U.S. small cap companies.
                               The America Value Fund invests all of its investable assets in the
                               Value Portfolio, which, in turn, invests primarily in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than
                               $500 million and that the Manager believes to be undervalued in relation to long-term earning power or other factors.
Principal Risk Factors:        There is no assurance that any Fund or either Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities.
                               The Pacific Fund, Europe Fund, Japan Fund and International Fund
                               each invests primarily in foreign securities. The Worldwide Fund may invest a significant portion of its assets in foreign
                               securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates also may affect a Fund's net asset value, earnings and gains and losses realized on sales of securities.
                               The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund
                               and the Portfolios each invests a significant portion of its assets in issuers in a particular country or region of the world.
                               As a result, such Funds and the Portfolios may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.
                               The Pacific Fund, Europe Fund, Japan Fund, International Fund,
                               Worldwide Fund and America Mid Cap Fund may engage in certain foreign currency, options and futures transactions, and each
                               Portfolio may engage in certain options and futures transactions, to attempt to hedge against the overall level of investment or currency risk associated with its present or planned investments.
                               Such transactions involve certain risks and transaction costs.


                               Prospectus Page 3

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               See "Investment Objectives and Policies" and "Risk Factors."
Investment Manager:            The Manager is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors, entrusted with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully staffed investment offices in Frankfurt, Hong Kong, London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."
                               Advisor Class shares are offered through this Prospectus to (a)
Advisor Class Shares:          trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least
                               $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global
                               Trust; and (e) any of the companies composing or affiliated with
                               Liechtenstein Global Trust.
Shares Available Through:      Advisor Class shares of each Fund's shares of beneficial interest are available through Financial Advisors who have entered into agreements with the Funds' distributor, GT Global, Inc. ("GT
                               Global") or certain of its affiliates. See "How to Invest" and
                               "Shareholder Account Manual."
Exchange Privileges:           Advisor Class shares of a Fund may only be exchanged for Advisor
                               Class shares of other GT Global Mutual Funds, which are open-end management investment companies advised and/or administered by the
                               Manager. See "How to Make Exchanges" and "Shareholder Account
                               Manual."
Redemptions:                   Shares may be redeemed through the Funds' transfer agent, GT
                               Global Investor Services, Inc. ("Transfer Agent"). See "How to
                               Redeem Shares" and "Shareholder Account Manual."
Dividends and Other
  Distributions:               Dividends are paid annually from net investment income and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.
Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares of the distributing Fund or in Advisor
                               Class shares of other GT Global Mutual Funds.
Net Asset Value:               Advisor Class shares are expected to be quoted daily in the financial section of most newspapers.


                               Prospectus Page 4

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of the Funds are reflected in the following tables (1):



                                                             GT GLOBAL                            GT GLOBAL   GT GLOBAL
                                GT GLOBAL     GT GLOBAL         NEW       GT GLOBAL   GT GLOBAL    AMERICA     AMERICA    GT GLOBAL
                                WORLDWIDE   INTERNATIONAL     PACIFIC      EUROPE       JAPAN     SMALL CAP    MID CAP     AMERICA
                                 GROWTH        GROWTH         GROWTH       GROWTH      GROWTH      GROWTH      GROWTH       VALUE
                                  FUND          FUND           FUND         FUND        FUND        FUND        FUND        FUND
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
                                 ADVISOR       ADVISOR        ADVISOR      ADVISOR     ADVISOR     ADVISOR     ADVISOR     ADVISOR
                                  CLASS         CLASS          CLASS        CLASS       CLASS       CLASS       CLASS       CLASS
                                ---------   -------------   -----------   ---------   ---------   ---------   ---------   ---------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on
   purchases (as a % of
   offering price)............    None          None           None         None        None        None        None        None
  Sales charges on reinvested
   distributions to
   shareholders...............    None          None           None         None        None        None        None        None
  Maximum deferred sales
   charges (as a % of net
   asset value at time of
   purchase or sale, whichever
   is less)...................    None          None           None         None        None        None        None        None
  Redemption charges..........    None          None           None         None        None        None        None        None
  Exchange fees:
    -- On first four exchanges
       each year..............    None          None           None         None        None        None        None        None
    -- On each additional
       exchange...............   $7.50         $7.50          $7.50        $7.50       $7.50       $7.50       $7.50       $7.50

ANNUAL FUND OPERATING EXPENSES
 (2):
 (AS A % OF AVERAGE NET
 ASSETS)
  Investment management and
   administration fees........     .98%          .98%           .97%         .97%        .98%        .73%        .72%        .73%
  12b-1 distribution and
   service fees...............    None          None           None         None        None        None        None        None
  Other expenses (after reim-
   bursements)................     .47%          .58%           .67%         .56%        .61%        .92%        .34%        .92%
                                ---------      -----          -----       ---------   ---------   ---------   ---------   ---------
  Total Fund Operating
   Expenses...................    1.45%         1.56%          1.64%        1.53%       1.59%       1.65%       1.06%       1.65%
                                ---------      -----          -----       ---------   ---------   ---------   ---------   ---------
                                ---------      -----          -----       ---------   ---------   ---------   ---------   ---------


                               Prospectus Page 5

                             GT GLOBAL EQUITY FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   ----------  ----------  ----------  -----------
  GT Global Worldwide Growth Fund
      Advisor Class shares.......................................................        $15         $47         $81        $177
  GT Global International Growth Fund
      Advisor Class shares.......................................................        $16         $50         $86        $189
  GT Global New Pacific Growth Fund
      Advisor Class shares.......................................................        $17         $53         $91        $198
  GT Global Europe Growth Fund
      Advisor Class shares.......................................................        $16         $49         $85        $185
  GT Global Japan Growth Fund
      Advisor Class shares.......................................................        $16         $51         $88        $192
  GT Global America Small Cap Growth Fund
      Advisor Class shares.......................................................        $17         $53         $91        $199
  GT Global America Mid Cap Growth Fund
      Advisor Class shares.......................................................        $11         $34         $60        $132
  GT Global America Value Fund
      Advisor Class shares.......................................................        $17         $53         $91        $199

------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.

(2) Expenses are based on the Funds' fiscal year ended December 31, 1996. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 2.01% and 2.74%, respectively, for the America Small Cap Fund and its Portfolio, and 4.43% and 5.16%, respectively, for the America Value Fund and its Portfolio. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. The Board of Trustees of the Company believes that the aggregate per share expenses of the America Small Cap Fund and the America Value Fund and each of their corresponding Portfolios will be approximately equal to the expenses each Fund would incur if their assets were invested directly in the type of securities being held by its corresponding Portfolio.


                               Prospectus Page 6

                             GT GLOBAL EQUITY FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1996, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods.


                        GT GLOBAL WORLDWIDE GROWTH FUND


                                                                    CLASS A+
                           -------------------------------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------------------------
                             1996*       1995*       1994        1993*       1992        1991        1990       1989
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....   $16.82      $15.53      $17.47      $14.47      $14.07      $11.83     $13.63     $10.18
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------
Net investment income
 (loss)..................     0.03          --          --        0.04        0.07        0.10       0.11      (0.01)
Net realized and
 unrealized gain (loss)
 on investments..........     1.79        1.74       (1.16)       3.92        0.39        2.29      (1.82)      3.82
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...     1.82        1.74       (1.16)       3.96        0.46        2.39      (1.71)      3.81
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------
Distributions:
  Net investment
   income................       --          --          --          --          --       (0.15)     (0.09)        --
  Net realized gain on
   investments...........    (1.93)      (0.45)      (0.78)      (0.96)      (0.06)         --         --      (0.36)
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------
    Total
     distributions.......    (1.93)      (0.45)      (0.78)      (0.96)      (0.06)      (0.15)     (0.09)     (0.36)
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------
Net asset value, end of
 period..................   $16.71      $16.82      $15.53      $17.47      $14.47      $14.07     $11.83     $13.63
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------
Total investment return
 (a)(c)..................    10.92%      11.23%      (6.65)%      27.6%        3.3%       20.3%     (12.5)%     37.6%
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............  $125,556    $145,982    $182,467    $193,997    $141,310    $126,868    $85,894    $38,263
Ratio of net investment
 income (loss) to average
 net assets (b)..........     0.14%      (0.06)%     (0.01)%       0.9%        0.5%        0.8%       0.7%      (0.1)%
Ratio of expenses to
 average net assets:
  With expense reductions
   (b)...................     1.72%       1.87%       1.81%        1.9%        2.1%        2.0%       2.1%       2.0%
  Without expense
   reductions (b)........     1.80%       1.93%       1.84%         --%(d)      --%(d)      --%(d)     --%(d)     --%(d)
Portfolio turnover
 rate++++................       80%        113%         86%         92%         95%        122%       107%        91%
Average commission rate
 per share paid on
 portfolio
 transactions++++........  $0.0263         N/A         N/A         N/A         N/A         N/A        N/A        N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* The selected per share data were calculated based upon weighted average shares outstanding during the period.
(a)    Not annualized.
(b)    Annualized for periods less than one year.
(c)    Total investment return does not include sales charges.
(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.
N/A    Not applicable.


                               Prospectus Page 7

                             GT GLOBAL EQUITY FUNDS

                                   CLASS A+                             CLASS B++                           ADVISOR CLASS+++
                           ------------------------   ----------------------------------------------   ---------------------------
                                      JUNE 9, 1987
                                      (COMMENCEMENT
                                           OF
                             YEAR      OPERATIONS)                                     APRIL 1, 1993     YEAR       JUNE 1, 1995
                            ENDED        THROUGH         YEAR ENDED DECEMBER 31,            TO          ENDED            TO
                           DECEMBER   DECEMBER 31,    ------------------------------   DECEMBER 31,    DECEMBER     DECEMBER 31,
                           31, 1988       1987         1996*      1995*       1994         1993*       31, 1996         1995
                           --------   -------------   --------   --------   --------   -------------   --------   ----------------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....   $8.84        $10.00       $16.50     $15.34     $17.39        $15.67       $16.86         $15.26
                           --------   -------------   --------   --------   --------   -------------   --------     --------
Net investment income
 (loss)..................    0.02         (0.05)       (0.09)     (0.12)     (0.11)        (0.04)        0.09           0.03
Net realized and
 unrealized gain (loss)
 on
 investments.............    1.42         (1.11)        1.75       1.73      (1.16)         2.72         1.79           2.02
                           --------   -------------   --------   --------   --------   -------------   --------     --------
Net increase (decrease)
 in net asset value
 resulting from
 investment
 operations..............    1.44         (1.16)        1.66       1.61      (1.27)         2.68         1.88           2.05
                           --------   -------------   --------   --------   --------   -------------   --------     --------
Distributions:
  Net investment
   income................      --            --           --         --         --            --           --             --
  Net realized gain on
   investments...........   (0.10)           --        (1.93)     (0.45)     (0.78)        (0.96)       (1.93)         (0.45)
                           --------   -------------   --------   --------   --------   -------------   --------     --------
    Total
     distributions.......   (0.10)           --        (1.93)     (0.45)     (0.78)        (0.96)       (1.93)         (0.45)
                           --------   -------------   --------   --------   --------   -------------   --------     --------
Net asset value, end of
 period..................  $10.18         $8.84       $16.23     $16.50     $15.34        $17.39       $16.81         $16.86
                           --------   -------------   --------   --------   --------   -------------   --------     --------
                           --------   -------------   --------   --------   --------   -------------   --------     --------
Total investment
 return (a)(c)...........    16.3%       (11.60)%(a)   10.16%     10.52%     (7.32)%        17.3%       11.31%         13.46%
                           --------   -------------   --------   --------   --------   -------------   --------     --------
                           --------   -------------   --------   --------   --------   -------------   --------     --------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............  $11,673       $6,570       $52,089    $56,095    $52,567      $20,592       $2,455         $1,693
Ratio of net investment
 income (loss) to average
 net assets (b)..........     0.2%         (1.4)%(b)   (0.51)%    (0.71)%    (0.66)%        (0.4)%       0.49%          0.29%
Ratio of expenses to
 average net assets:
  With expense reductions
   (b)...................     2.0%          2.8%        2.37%      2.52%      2.46%          2.5%        1.37%          1.52%
  Without expense
   reductions (b)........      --%(d)        --%(d)     2.45%      2.58%      2.49%           --%(d)     1.45%          1.58%
Portfolio turnover
 rate++++................     181%          271%          80%       113%        86%           92%          80%           113%
Average commission rate
 per share paid on
 portfolio
 transactions++++........     N/A           N/A       $0.0263       N/A        N/A           N/A       $0.0263           N/A


--------------
+     All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++    Commencing April 1, 1993, the Fund began offering Class B shares.

+++   On June 1, 1995, the Fund began offering Advisor Class shares.


++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

(a)   Not annualized.


(b)   Annualized for periods less than one year.


(c)   Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 8

                             GT GLOBAL EQUITY FUNDS

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                                                                            CLASS A+
                                ------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                ------------------------------------------------------------------------------------------------

                                  1996*         1995         1994         1993*           1992           1991           1990
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................     $9.08        $9.17       $11.02        $8.21          $8.74          $7.82          $9.25
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------
Net investment income
 (loss).......................     (0.01)        0.03        (0.04)        0.03           0.11           0.14           0.10
Net realized and unrealized
 gain (loss) on
 investments..................      0.84         0.32        (0.82)        2.78          (0.62)          0.89          (1.42)
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
 asset value resulting from
 investment
 operations...................      0.83         0.35        (0.86)        2.81          (0.51)          1.03          (1.32)
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------
Distributions:
  Net investment income.......        --           --        (0.04)          --          (0.02)         (0.11)         (0.11)
  Net realized gain on
   investments and foreign
   currency...................     (0.99)       (0.24)       (0.95)          --             --             --             --
  In excess of net realized
   gain on investments........        --        (0.20)          --           --             --             --             --
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------
      Total distributions.....     (0.99)       (0.44)       (0.99)          --          (0.02)         (0.11)         (0.11)
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------
Net asset value, end of
 period.......................     $8.92        $9.08        $9.17       $11.02          $8.21          $8.74          $7.82
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------
Total investment
 return (a)(c)................      9.28%        3.88%       (7.78)%       34.2%          (5.8)%         13.2%         (14.3)%
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------
                                ----------   ----------   ----------   ------------   ------------   ------------   ------------

Ratios and supplemental data:
Net assets, end of period
 (in 000's)...................  $196,601     $308,816     $430,701     $523,397       $421,693       $463,851       $343,949
Ratio of net investment income
 (loss) to average net
 assets.......................     (0.14)%       0.24%       (0.04)%        0.3%           1.2%           1.5%           1.4%
Ratio of expenses to average
 net assets:
  With expense
   reductions.................      1.80%        1.70%        1.70%         1.8%           1.9%           1.9%           1.9%
  Without expense
   reductions.................      1.91%        1.78%        1.75%          --%(d)         --%(d)         --%(d)         --%(d)
Portfolio turnover
 rate+++......................        74%          75%          96%          90%            89%            83%            58%
Average commission rate per
 share paid on portfolio
 transactions+++..............  $ 0.0267          N/A          N/A          N/A            N/A            N/A            N/A



                                   1989**        1988**
                                ------------   -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................     $6.77         $5.71
                                ------------   -----------
Net investment income
 (loss).......................      0.01         (0.01)
Net realized and unrealized
 gain (loss) on
 investments..................      2.60          1.12
                                ------------   -----------
Net increase (decrease) in net
 asset value resulting from
 investment
 operations...................      2.61          1.11
                                ------------   -----------
Distributions:
  Net investment income.......        --            --
  Net realized gain on
   investments and foreign
   currency...................     (0.13)        (0.05)
  In excess of net realized
   gain on investments........        --            --
                                ------------   -----------
      Total distributions.....     (0.13)        (0.05)
                                ------------   -----------
Net asset value, end of
 period.......................     $9.25         $6.77
                                ------------   -----------
                                ------------   -----------
Total investment
 return (a)(c)................      38.6%         19.4%
                                ------------   -----------
                                ------------   -----------
Ratios and supplemental data:
Net assets, end of period
 (in 000's)...................  $136,975       $29,792
Ratio of net investment income
 (loss) to average net
 assets.......................       0.1%         (0.2)%
Ratio of expenses to average
 net assets:
  With expense
   reductions.................       1.9%          2.1%
  Without expense
   reductions.................        --%(d)        --%(d)
Portfolio turnover
 rate+++......................        82%          115%
Average commission rate per
 share paid on portfolio
 transactions+++..............       N/A           N/A


--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 3 for 1 stock split effective August 14,
     1989.


(a)   Not annualized.


(b)   Annualized for periods of less than one year.

(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 9

                             GT GLOBAL EQUITY FUNDS

                                                   CLASS A+                                  CLASS B+
                                           -------------------------   ----------------------------------------------------
                                            YEAR ENDED DECEMBER 31,                                          APRIL 1, 1993
                                                                             YEAR ENDED DECEMBER 31,               TO
                                           -------------------------   -----------------------------------    DECEMBER 31,
                                             1987**        1986**        1996*       1995*        1994           1993*
                                           -----------   -----------   ---------   ---------   -----------   --------------
Per Share Operating Performance:
Net asset value, beginning of
 period..................................    $6.13         $4.16         $8.91       $9.07      $10.98           $8.74
                                           -----------   -----------   ---------   ---------   -----------   --------------
Net investment income (loss).............    (0.01)        (0.05)        (0.07)      (0.04)      (0.10)          (0.01)
Net realized and unrealized gain (loss)
 on investments..........................     0.35          2.22          0.83        0.32       (0.82)           2.25
                                           -----------   -----------   ---------   ---------   -----------   --------------
Net increase (decrease) in net asset
 value resulting from investment
 operations..............................     0.34          2.17          0.76        0.28       (0.92)           2.24
                                           -----------   -----------   ---------   ---------   -----------   --------------
Distributions:
  Net investment income..................       --            --            --          --       (0.04)             --
  Net realized gain on investments and
   foreign currency......................    (0.76)        (0.20)        (0.99)      (0.24)      (0.95)             --
  In excess of net realized gain on
   investments...........................       --            --            --       (0.20)         --              --
                                           -----------   -----------   ---------   ---------   -----------   --------------
      Total distributions................    (0.76)        (0.20)        (0.99)      (0.44)      (0.99)             --
                                           -----------   -----------   ---------   ---------   -----------   --------------
Net asset value, end of period...........    $5.71         $6.13         $8.68       $8.91       $9.07          $10.98
                                           -----------   -----------   ---------   ---------   -----------   --------------
                                           -----------   -----------   ---------   ---------   -----------   --------------
Total investment return (a)(c)...........      6.2%         53.7%         8.67%       3.15%      (8.36)%         25.63%
                                           -----------   -----------   ---------   ---------   -----------   --------------
                                           -----------   -----------   ---------   ---------   -----------   --------------

Ratios and supplemental data:
Net assets, end of period (in 000's).....  $17,178       $12,052       $64,102     $69,654     $71,794         $30,745
Ratio of net investment income (loss) to
 average net assets (b)..................     (0.3)%        (0.9)%       (0.79)%     (0.41)%     (0.69)%          (0.4)%
Ratio of expenses to average net assets:
  With expense reductions (b)............      1.9%          1.9%         2.45%       2.35%       2.35%            2.4%
  Without expense reductions (b).........       --%(d)        --%(d)      2.56%       2.43%       2.40%             --%(d)
Portfolio turnover rate+++...............      198%          122%           74%         75%         96%             90%
Average commission rate per share paid on
 portfolio transactions+++...............      N/A           N/A       $0.0267         N/A         N/A             N/A

                                                   ADVISOR CLASS++
                                           --------------------------------

                                                             JUNE 1, 1995
                                             YEAR ENDED           TO
                                            DECEMBER 31,     DECEMBER 31,
                                               1996*             1995
                                           --------------   ---------------
Per Share Operating Performance:
Net asset value, beginning of
 period..................................      $9.11             $8.49
                                           --------------   ---------------
Net investment income (loss).............       0.02              0.03
Net realized and unrealized gain (loss)
 on investments..........................       0.87              1.03
                                           --------------   ---------------
Net increase (decrease) in net asset
 value resulting from investment
 operations..............................       0.89              1.06
                                           --------------   ---------------
Distributions:
  Net investment income..................         --                --
  Net realized gain on investments and
   foreign currency......................      (0.99)            (0.24)
  In excess of net realized gain on
   investments...........................         --             (0.20)
                                           --------------   ---------------
      Total distributions................      (0.99)            (0.44)
                                           --------------   ---------------
Net asset value, end of period...........      $9.01             $9.11
                                           --------------   ---------------
                                           --------------   ---------------
Total investment return (a)(c)...........       9.79%            12.56%
                                           --------------   ---------------
                                           --------------   ---------------
Ratios and supplemental data:
Net assets, end of period (in 000's).....    $   461           $   381
Ratio of net investment income (loss) to
 average net assets (b)..................       0.21%             0.59%
Ratio of expenses to average net assets:
  With expense reductions (b)............       1.45%             1.35%
  Without expense reductions (b).........       1.56%             1.43%
Portfolio turnover rate+++...............         74%               75%
Average commission rate per share paid on
 portfolio transactions+++...............    $0.0267               N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  On June 1, 1995, the Fund began offering Advisor Class shares.


+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 3 for 1 stock split effective August 14, 1989.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 10

                             GT GLOBAL EQUITY FUNDS

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                                                                             CLASS A+
                                --------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                --------------------------------------------------------------------------------------------------
                                  1996*        1995*          1994           1993           1992           1991           1990
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................    $12.47       $12.10       $15.86         $10.31         $11.30         $10.57         $12.61
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Net investment income
 (loss).......................      0.02         0.11         0.02          (0.03)          0.07           0.11           0.13
Net realized and unrealized
 gain (loss) on
 investments..................      2.44         0.79        (3.15)          6.23          (0.97)          1.25          (1.51)
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
 asset value resulting from
 investment
 operations...................      2.46         0.90        (3.13)          6.20          (0.90)          1.36          (1.38)
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Distributions:
  Net investment income.......        --        (0.10)       (0.01)            --          (0.06)         (0.08)         (0.12)
  Net realized gain on
   investments and foreign
   currency...................     (1.81)       (0.43)       (0.55)         (0.65)         (0.03)         (0.55)         (0.54)
  In excess of net investment
   income.....................        --           --           --             --             --             --             --
  In excess of net realized
   gain on investments........        --           --        (0.07)            --             --             --             --
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
    Total distributions.......     (1.81)       (0.53)       (0.63)         (0.65)         (0.09)         (0.63)         (0.66)
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of
 period.......................    $13.12       $12.47       $12.10         $15.86         $10.31         $11.30         $10.57
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Total investment
 return (a)(c)................     20.04%        7.45%      (19.73)%         60.6%          (8.0)%         13.1%         (11.0)%
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------

Ratio and supplemental data:
Net assets, end of period
 (in 000's)...................  $361,244     $383,722     $404,680       $498,898       $281,418       $333,800       $234,793
Ratio of net investment income
 (loss) to average net
 assets.......................      0.17%        0.91%        0.11%          (0.3)%          0.6%           1.0%           1.1%
Ratio of expenses to average
 net assets:
  With expense
   reductions.................      1.86%        1.89%        1.81%           1.9%           2.0%           2.0%           2.1%
  Without expense
   reductions.................      1.99%        1.94%          --%(d)         --%(d)         --%(d)         --%(d)         --%(d)
Portfolio turnover
 rate+++......................        93%          63%          87%           117%            72%            85%            75%
Average commission rate per
 share paid on portfolio
 transactions+++..............  $ 0.0032          N/A          N/A            N/A            N/A            N/A            N/A


                                   1989*          1988*
                                ------------   -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................     $8.74         $7.25
                                ------------   -----------
Net investment income
 (loss).......................     (0.01)         0.01
Net realized and unrealized
 gain (loss) on
 investments..................      4.21          1.66
                                ------------   -----------
Net increase (decrease) in net
 asset value resulting from
 investment
 operations...................      4.20          1.67
                                ------------   -----------
Distributions:
  Net investment income.......        --            --
  Net realized gain on
   investments and foreign
   currency...................     (0.33)        (0.18)
  In excess of net investment
   income.....................        --            --
  In excess of net realized
   gain on investments........        --            --
                                ------------   -----------
    Total distributions.......     (0.33)        (0.18)
                                ------------   -----------
Net asset value, end of
 period.......................    $12.61         $8.74
                                ------------   -----------
                                ------------   -----------
Total investment
 return (a)(c)................      48.1%         23.2%
                                ------------   -----------
                                ------------   -----------
Ratio and supplemental data:
Net assets, end of period
 (in 000's)...................  $170,071       $56,342
Ratio of net investment income
 (loss) to average net
 assets.......................      (0.1)%         0.0%
Ratio of expenses to average
 net assets:
  With expense
   reductions.................       2.0%          2.2%
  Without expense
   reductions.................        --%(d)        --%(d)
Portfolio turnover
 rate+++......................        70%          107%
Average commission rate per
 share paid on portfolio
 transactions+++..............       N/A           N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 11

                             GT GLOBAL EQUITY FUNDS

                                          CLASS A+                                     CLASS B+
                                 ---------------------------   ---------------------------------------------------------
                                   YEAR ENDED DECEMBER 31,                                                APRIL 1, 1993
                                                                       YEAR ENDED DECEMBER 31,                  TO
                                 ---------------------------   ----------------------------------------    DECEMBER 31,
                                    1987*          1986*          1996*         1995*          1994            1993
                                 ------------   ------------   ------------   ----------   ------------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period........................    $14.98          $8.82         $12.29         $11.96       $15.79          $11.27
                                 ------------   ------------   ------------   ----------   ------------   --------------
Net investment income (loss)...     (0.01)         (0.05)         (0.06)          0.03        (0.06)          (0.10)
Net realized and unrealized
 gain (loss) on investments....      0.51           6.22           2.38           0.75        (3.15)           5.27
                                 ------------   ------------   ------------   ----------   ------------   --------------
Net increase (decrease) in net
 asset value resulting from
 investment operations.........      0.50           6.17           2.32           0.78        (3.21)           5.17
                                 ------------   ------------   ------------   ----------   ------------   --------------
Distributions:
  Net investment income........        --          (0.01)            --          (0.02)          --              --
  Net realized gain on
   investments and foreign
   currency....................     (8.23)            --          (1.81)         (0.43)       (0.55)          (0.65)
  In excess of net investment
   income......................        --             --             --             --        (0.07)             --
  In excess of net realized
   gain on investments.........        --             --             --             --           --              --
                                 ------------   ------------   ------------   ----------   ------------   --------------
    Total distributions........     (8.23)         (0.01)         (1.81)         (0.45)       (0.62)          (0.65)
                                 ------------   ------------   ------------   ----------   ------------   --------------
Net asset value, end of
 period........................     $7.25         $14.98         $12.80         $12.29       $11.96          $15.79
                                 ------------   ------------   ------------   ----------   ------------   --------------
                                 ------------   ------------   ------------   ----------   ------------   --------------
Total investment
 return (a)(c).................       5.7%          69.9%         19.28%          6.54%      (20.30)%          46.3%
                                 ------------   ------------   ------------   ----------   ------------   --------------
                                 ------------   ------------   ------------   ----------   ------------   --------------

Ratio and supplemental data:
Net assets, end of period
 (in 000's)....................  $ 38,780       $ 50,647       $151,805       $130,887     $120,171         $72,122
Ratio of net investment income
 (loss) to average net
 assets (b)....................      (0.2)%         (0.5)%        (0.48)%         0.26%       (0.54)%          (0.9)%
Ratio of expenses to average
 net assets:
  With expense
   reductions (b)..............       1.9%           1.4%          2.51%          2.54%        2.46%            2.5%
  Without expense
   reductions (b)..............        --%(d)         --%(d)       2.64%          2.59%          --%(d)          --%(d)
Portfolio turnover rate+++.....       215%           229%            93%            63%          87%            117%
Average commission rate per
 share paid on portfolio
 transactions+++...............       N/A            N/A       $ 0.0032            N/A          N/A             N/A

                                        ADVISOR CLASS++
                                 -----------------------------

                                                 JUNE 1, 1995
                                  YEAR ENDED          TO
                                 DECEMBER 31,    DECEMBER 31,
                                    1996*           1995*
                                 ------------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period........................    $12.45          $12.89
                                 ------------   --------------
Net investment income (loss)...      0.07            0.09
Net realized and unrealized
 gain (loss) on investments....      2.45            0.05
                                 ------------   --------------
Net increase (decrease) in net
 asset value resulting from
 investment operations.........      2.52            0.14
                                 ------------   --------------
Distributions:
  Net investment income........        --           (0.15)
  Net realized gain on
   investments and foreign
   currency....................     (1.81)          (0.43)
  In excess of net investment
   income......................        --              --
  In excess of net realized
   gain on investments.........        --              --
                                 ------------   --------------
    Total distributions........     (1.81)          (0.58)
                                 ------------   --------------
Net asset value, end of
 period........................    $13.16          $12.45
                                 ------------   --------------
                                 ------------   --------------
Total investment
 return (a)(c).................     20.56%           1.07%
                                 ------------   --------------
                                 ------------   --------------
Ratio and supplemental data:
Net assets, end of period
 (in 000's)....................  $  1,575         $   935
Ratio of net investment income
 (loss) to average net
 assets (b)....................      0.52%           1.26%
Ratio of expenses to average
 net assets:
  With expense
   reductions (b)..............      1.51%           1.54%
  Without expense
   reductions (b)..............      1.64%           1.59%
Portfolio turnover rate+++.....        93%             63%
Average commission rate per
 share paid on portfolio
 transactions+++...............  $ 0.0032             N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  On June 1, 1995, the Fund began offering Advisor Class shares.


+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**  The per share data reflects a 2 for 1 stock split effective August 14, 1989.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 12

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL EUROPE GROWTH FUND

                                                                      CLASS A+
                      --------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                      --------------------------------------------------------------------------------------------------------
                         1996*          1995*         1994*         1993*          1992*            1991             1990
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period.............      $10.88         $10.03       $10.84        $8.51          $9.59            $9.33           $10.94
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------
Net investment
 income.............       (0.03)          0.04         0.06         0.05           0.11***          0.21             0.10
Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency...        2.16           0.95        (0.69)        2.36          (1.19)            0.19            (1.71)
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------
Net increase
 (decrease) in net
 asset value
 resulting from
 invest-
 ment operations....        2.13           0.99        (0.63)        2.41          (1.08)            0.40            (1.61)
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------
Distributions:
  Net investment
   income...........          --          (0.10)       (0.05)       (0.06)            --            (0.14)              --
  Net realized gain
   on investments...       (0.12)         (0.04)          --           --             --               --               --
  In excess of net
   investment
   income...........          --             --           --        (0.02)            --               --               --
  In excess of net
   realized gain on
   investments......          --             --        (0.13)          --             --               --               --
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------
      Total
     distributions..       (0.12)         (0.14)       (0.18)       (0.08)            --            (0.14)              --
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------
Net asset value, end
 of year............      $12.89         $10.88       $10.03       $10.84          $8.51            $9.59            $9.33
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------
Total investment
 return (a)(c)......       19.61%          9.86%       (5.80)%       28.3%         (11.3)%            4.3%           (14.7)%
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------
                      ------------   ------------   ----------   ------------   ------------   --------------   --------------

Ratios and
 supplemental data:
Net assets, end of
 period (in
 000's).............    $453,792       $483,375     $646,313     $854,701       $781,607       $1,211,709       $1,428,677
Ratio of net
 investment income
 (loss) to average
 net assets.........       (0.26)%         0.38%        0.61%         0.6%           1.2%***          1.7%             1.1%
Ratio of expenses to
 average net assets:
  With expense
   reductions.......        1.82%          1.83%        1.73%         1.9%           2.0%***          1.8%             1.9%
  Without expense
   reductions.......        1.88%          1.89%        1.81%          --%(d)         --%(d)           --%(d)           --%(d)
Portfolio turnover
 rate+++............         123%           108%          91%          67%            65%              55%              34%
Average commission
 rate per share paid
 on portfolio
 transactions+++....  $   0.0277            N/A          N/A          N/A            N/A              N/A              N/A


                         1989**        1988**
                      ------------   ----------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period.............     $7.77        $7.76
                      ------------   ----------
Net investment
 income.............     (0.02)       (0.07)
Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency...      3.19         0.87
                      ------------   ----------
Net increase
 (decrease) in net
 asset value
 resulting from
 invest-
 ment operations....      3.17         0.80
                      ------------   ----------
Distributions:
  Net investment
   income...........        --           --
  Net realized gain
   on investments...        --           --
  In excess of net
   investment
   income...........        --        (0.79)
  In excess of net
   realized gain on
   investments......        --           --
                      ------------   ----------
      Total
     distributions..        --        (0.79)
                      ------------   ----------
Net asset value, end
 of year............    $10.94        $7.77
                      ------------   ----------
                      ------------   ----------
Total investment
 return (a)(c)......      40.7%        11.1%
                      ------------   ----------
                      ------------   ----------
Ratios and
 supplemental data:
Net assets, end of
 period (in
 000's).............  $382,428       $8,376
Ratio of net
 investment income
 (loss) to average
 net assets.........      (0.6)%       (1.0)%
Ratio of expenses to
 average net assets:
  With expense
   reductions.......       1.9%         3.6%
  Without expense
   reductions.......        --%(d)       --%(d)
Portfolio turnover
 rate+++............        43%         153%
Average commission
 rate per share paid
 on portfolio
 transactions+++....       N/A          N/A


------------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Manager of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.


(b)   Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 13

                             GT GLOBAL EQUITY FUNDS

                                                                                                                    ADVISOR
                                     CLASS A+                                  CLASS B+                             CLASS++
                            --------------------------   -----------------------------------------------------   --------------
                             YEAR ENDED DECEMBER 31,                                            APRIL 1, 1993
                                                               YEAR ENDED DECEMBER 31,                TO           YEAR ENDED
                            --------------------------   ------------------------------------    DECEMBER 31,     DECEMBER 31,
                               1987**        1986**         1996*         1995*       1994*         1993*            1996*
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------
Per Share Operating
 Performance:
Net asset value, beginning
 of period................    $9.62         $6.82         $10.81          $9.97      $10.79         $9.02           $10.85
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------
Net investment income
 (loss)...................       --+++      (0.03)+++      (0.11)         (0.03)         --            --             0.01
Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency.................     0.57          2.83           2.15           0.94       (0.69)         1.85             2.18
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------
Net increase (decrease) in
 net asset value resulting
 from investment
 operations...............     0.57          2.80           2.04           0.91       (0.69)         1.85             2.19
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------
Distributions:
  Net investment income...       --            --             --          (0.03)         --         (0.06)              --
  In excess of net
   investment income......       --            --             --             --          --         (0.02)              --
  Net realized gain on
   investments............    (2.43)           --          (0.12)         (0.04)         --            --            (0.12)
  In excess of net
   realized gain on
   investments............       --            --             --             --       (0.13)           --               --
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------
      Total
       distributions......    (2.43)           --          (0.12)         (0.07)      (0.13)        (0.08)           (0.12)
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------
Net asset value, end of
 period...................    $7.76         $9.62         $12.73         $10.81       $9.97        $10.79           $12.92
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------
Total investment return
 (a)(c)...................      6.6%         41.0%         18.79%          9.20%      (6.38)%        20.5%           20.21%
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------
                            ------------   -----------   ------------   ---------   ---------   --------------   --------------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)...............  $10,227        $9,809        $87,092        $73,025     $81,602       $34,048          $ 1,416
Ratio of net investment
 income (loss) to average
 net assets (b)...........    (0.00)%+++     (0.4)%+++     (0.91)%        (0.27)%     (0.04)%        (0.1)%           0.09%
Ratio of expenses to
 average net assets:
  With expense reductions
   (b)....................      2.0%+++       2.0%+++       2.47%          2.48%       2.38%          2.6%            1.47%
  Without expense
   reductions (b).........       --%(d)        --%(d)       2.53%          2.54%       2.46%           --%(d)         1.53%
Portfolio turnover
 rate+++..................      193%          102%           123%           108%         91%           67%             123%
Average commission rate
 per share paid on
 portfolio
 transactions+++..........      N/A           N/A        $0.0277            N/A         N/A           N/A          $0.0277


                             JUNE 1, 1995
                                  TO
                             DECEMBER 31,
                               1995(D)
                            --------------
Per Share Operating
 Performance:
Net asset value, beginning
 of period................     $10.24
                            --------------
Net investment income
 (loss)...................       0.08
Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency.................       0.71
                            --------------
Net increase (decrease) in
 net asset value resulting
 from investment
 operations...............       0.79
                            --------------
Distributions:
  Net investment income...      (0.14)
  In excess of net
   investment income......      (0.04)
  Net realized gain on
   investments............         --
  In excess of net
   realized gain on
   investments............         --
                            --------------
      Total
       distributions......      (0.18)
                            --------------
Net asset value, end of
 period...................     $10.85
                            --------------
                            --------------
Total investment return
 (a)(c)...................       7.75%
                            --------------
                            --------------
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)...............    $   718
Ratio of net investment
 income (loss) to average
 net assets (b)...........       0.73%
Ratio of expenses to
 average net assets:
  With expense reductions
   (b)....................       1.48%
  Without expense
   reductions (b).........       1.54%
Portfolio turnover
 rate+++..................        108%
Average commission rate
 per share paid on
 portfolio
 transactions+++..........        N/A


------------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    On June 1, 1995, the Fund began offering Advisor Class shares.


+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 14,
     1989.

***   Includes reimbursement by the Manager of Fund operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.

(a)   Not annualized.


(b)   Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 14

                             GT GLOBAL EQUITY FUNDS

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                                                      CLASS A(D)
                                              -----------------------------------------------------------
                                                                                     OCTOBER 18,
                                                                                         1995
                                                                                    (COMMENCEMENT
                                                                                    OF OPERATIONS)
                                                       YEAR ENDED                      THROUGH
                                                      DECEMBER 31,                   DECEMBER 31,
                                                          1996                           1995
                                                    ---------------          ----------------------------
Per Share Operating Performance:
Net asset value, beginning of year..........             $11.80                         $11.43
                                                       --------                        -------
Net investment income (loss)................              (0.05)**                        0.04*
Net realized and unrealized gain (loss) on
 investments................................               1.69                           0.33
                                                       --------                        -------
Net increase (decrease) in net asset value
 resulting from investment operations.......               1.64                           0.37
                                                       --------                        -------
Distributions to shareholders:
  From net realized gain on
   investments..............................              (0.92)                            --
                                                       --------                        -------
  Total distributions.......................              (0.92)                            --
                                                       --------                        -------
Net asset value, end of year................             $12.52                         $11.80
                                                       --------                        -------
                                                       --------                        -------
Total investment return (a)(c)..............              13.81%                          3.24%
                                                       --------                        -------
                                                       --------                        -------
Ratios and supplemental data:
Net assets, end of period (in 000's)........             $8,448                         $1,931
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by the Manager (b).....              (0.38)%                         1.68%
  Without reimbursement by the Manager
   (b)......................................              (1.47)%                       (20.52)%
Ratio of expenses to average net assets:
  With reimbursement by the Manager (b).....               2.00%                          2.00%
  Without reimbursement by the Manager
   (b)......................................               3.09%                         24.20%
Portfolio turnover rate+....................                150%                           N/A
Average commission rate per share paid on
 portfolio transactions+....................             $0.0489                           N/A

                                                                      CLASS B(D)
                                              -----------------------------------------------------------
                                                                                     OCTOBER 18,
                                                                                         1995
                                                                                    (COMMENCEMENT
                                                                                    OF OPERATIONS)
                                                       YEAR ENDED                      THROUGH
                                                      DECEMBER 31,                   DECEMBER 31,
                                                          1996                           1995
                                                    ---------------          ----------------------------
Per Share Operating Performance:
Net asset value, beginning of year..........             $11.78                         $11.43
                                                       --------                        -------
Net investment income (loss)................              (0.14)**                        0.02*
Net realized and unrealized gain (loss) on
 investments................................               1.70                           0.33
                                                       --------                        -------
Net increase (decrease) in net asset value
 resulting from investment operations.......               1.56                           0.35
                                                       --------                        -------
Distributions to shareholders:
  From net realized gain on
   investments..............................              (0.92)                            --
                                                       --------                        -------
  Total distributions.......................              (0.92)                            --
                                                       --------                        -------
Net asset value, end of year................             $12.42                         $11.78
                                                       --------                        -------
                                                       --------                        -------
Total investment return (a)(c)..............              13.14%                          3.06%
                                                       --------                        -------
                                                       --------                        -------
Ratios and supplemental data:
Net assets, end of period (in 000's)........             $10,694                        $2,024
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by the Manager (b).....              (1.03)%                         1.03%
  Without reimbursement by the Manager
   (b)......................................              (2.12)%                       (21.17)%
Ratio of expenses to average net assets:
  With reimbursement by the Manager (b).....               2.65%                          2.65%
  Without reimbursement by the Manager
   (b)......................................               3.74%                         24.85%
Portfolio turnover rate+....................                150%                           N/A
Average commission rate per share paid on
 portfolio transactions+....................             $0.0489                           N/A

                                                                   ADVISOR CLASS(D)
                                              -----------------------------------------------------------

                                                                                     OCTOBER 18,

                                                                                         1995

                                                                                    (COMMENCEMENT

                                                                                    OF OPERATIONS)

                                                       YEAR ENDED                      THROUGH

                                                      DECEMBER 31,                   DECEMBER 31,

                                                          1996                           1995

                                                    ---------------          ----------------------------

Per Share Operating Performance:
Net asset value, beginning of year..........             $11.81                         $11.43

                                                       --------                        -------

Net investment income (loss)................                 --**                         0.05*

Net realized and unrealized gain (loss) on
 investments................................               1.69                           0.33

                                                       --------                        -------

Net increase (decrease) in net asset value
 resulting from investment operations.......               1.69                           0.38

                                                       --------                        -------

Distributions to shareholders:
  From net realized gain on
   investments..............................              (0.92)                            --

                                                       --------                        -------

  Total distributions.......................              (0.92)                            --

                                                       --------                        -------

Net asset value, end of year................             $12.58                         $11.81

                                                       --------                        -------

                                                       --------                        -------

Total investment return (a)(c)..............              14.22%                          3.32%

                                                       --------                        -------

                                                       --------                        -------

Ratios and supplemental data:
Net assets, end of period (in 000's)........             $  435                         $   52

Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by the Manager (b).....              (0.03)%                         2.03%

  Without reimbursement by the Manager
   (b)......................................              (1.12)%                       (20.17)%

Ratio of expenses to average net assets:
  With reimbursement by the Manager (b).....               1.65%                          1.65%

  Without reimbursement by the Manager
   (b)......................................               2.74%                         23.85%

Portfolio turnover rate+....................                150%                           N/A

Average commission rate per share paid on
 portfolio transactions+....................             $0.0489                           N/A



------------------

* Before reimbursement by the Manager the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.


** Before reimbursement by the Manager the net investment loss per share would have been $(0.19), $(0.28) and $(0.14) for Class A, Class B and Advisor Class, respectively, for the year ended December 31, 1996.


(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.


+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



N/A Not applicable.


                               Prospectus Page 15

                             GT GLOBAL EQUITY FUNDS

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                                                                 CLASS A+
                                     -----------------------------------------------------------------

                                       1996           1995         1994*          1993          1992
                                     ---------      --------      --------      --------      --------
Per Share Operating Performance:
Net asset value, beginning of
 year..............................     $19.07        $17.69        $17.17        $17.12        $14.13
                                     ---------      --------      --------      --------      --------
Net investment income (loss).......       0.03          0.24          0.04         (0.21)        (0.11)
Net realized and unrealized gain
 (loss) on investments.............       2.96          3.93          2.55          1.56          4.54
                                     ---------      --------      --------      --------      --------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............       2.99          4.17          2.59          1.35          4.43
                                     ---------      --------      --------      --------      --------
Distributions:
  Net investment income............         --         (0.21)        (0.02)           --            --
  Net realized gain on
   investments.....................      (1.29)        (2.58)        (2.05)        (1.30)        (1.44)
                                     ---------      --------      --------      --------      --------
    Total distributions............      (1.29)        (2.79)        (2.07)        (1.30)        (1.44)
                                     ---------      --------      --------      --------      --------
Net asset value, end of year.......     $20.77        $19.07        $17.69        $17.17        $17.12
                                     ---------      --------      --------      --------      --------
                                     ---------      --------      --------      --------      --------
Total investment return (a)(c).....      15.65%        23.23%        15.69%          8.3%         31.7%
                                     ---------      --------      --------      --------      --------
                                     ---------      --------      --------      --------      --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $ 343,427      $396,291      $196,937      $116,468      $166,712
Ratio of net investment income
 (loss) to average net assets......       0.12%         1.24%         0.17%         (0.7)%        (1.1)%
Ratio of expenses to average net
 assets:
  With expense reductions..........       1.36%         1.46%         1.58%          1.6%          1.8%
  Without expense reductions.......       1.41%           --%(d)        --%(d)        --%(d)        --%(d)
Portfolio turnover rate+++.........        253%           71%          102%           92%          114%
Average commission rate per share
 paid on portfolio
 transactions+++...................  $  0.0536           N/A           N/A           N/A           N/A


                                                           CLASS A+
                                         --------------------------------------------
                                          1991         1990         1989        1988
                                         -------      -------      ------      ------
Per Share Operating Performance:
Net asset value, beginning of
 year..............................       $11.89       $12.84       $8.76       $8.56
                                         -------      -------      ------      ------
Net investment income (loss).......         0.01        (0.01)       0.10**     (0.40)
Net realized and unrealized gain
 (loss) on investments.............         2.28        (0.94)       4.65        1.35
                                         -------      -------      ------      ------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............         2.29        (0.95)       4.75        0.95
                                         -------      -------      ------      ------
Distributions:
  Net investment income............        (0.01)          --       (0.10)         --
  Net realized gain on
   investments.....................        (0.04)          --       (0.57)      (0.75)
                                         -------      -------      ------      ------
    Total distributions............        (0.05)          --       (0.67)      (0.75)
                                         -------      -------      ------      ------
Net asset value, end of year.......       $14.13       $11.89      $12.84       $8.76
                                         -------      -------      ------      ------
                                         -------      -------      ------      ------
Total investment return (a)(c).....         19.3%        (7.4)%      54.8%       11.1%
                                         -------      -------      ------      ------
                                         -------      -------      ------      ------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................      $88,041      $65,413      $9,930      $1,548
Ratio of net investment income
 (loss) to average net assets......           --%        (0.1)%       1.2%*      (4.7)%
Ratio of expenses to average net
 assets:
  With expense reductions..........          1.7%         2.0%        1.9%*       5.1%
  Without expense reductions.......           --%(d)       --%(d)      --%(d)      --%(d)
Portfolio turnover rate+++.........          156%         145%        133%        184%
Average commission rate per share
 paid on portfolio
 transactions+++...................          N/A          N/A         N/A         N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Manager of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 16

                             GT GLOBAL EQUITY FUNDS

                                                                                                                   ADVISOR
                                             CLASS A+                           CLASS B+                           CLASS++
                                          --------------   --------------------------------------------------   --------------
                                           JUNE 9, 1987
                                          (COMMENCEMENT
                                          OF OPERATIONS)                                       APRIL 1, 1993
                                             THROUGH            YEAR ENDED DECEMBER 31,              TO           YEAR ENDED
                                           DECEMBER 31,    ---------------------------------    DECEMBER 31,     DECEMBER 31,
                                               1987          1996       1995       1994*           1993*             1996
                                          --------------   --------   --------  ------------   --------------   --------------
Per Share Operating Performance:
Net asset value, beginning of year......     $10.00        $  18.77   $  17.50  $      17.09      $15.90           $19.05
                                            -------        --------   --------  ------------     -------        --------------
Net investment income (loss)............      (0.19)          (0.11)      0.10         (0.09)      (0.29)            0.09
Net realized and unrealized gain (loss)
 on investments.........................      (1.25)           2.91       3.87          2.55        2.78             2.91
                                            -------        --------   --------  ------------     -------        --------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................      (1.44)           2.80       3.97          2.46        2.49             3.00
                                            -------        --------   --------  ------------     -------        --------------
Distributions:
  Net investment income.................         --              --      (0.12)           --          --               --
  Net realized gain on investments......         --           (1.29)     (2.58)        (2.05)      (1.30)           (1.29)
                                            -------        --------   --------  ------------     -------        --------------
    Total distributions.................         --           (1.29)     (2.70)        (2.05)      (1.30)           (1.29)
                                            -------        --------   --------  ------------     -------        --------------
Net asset value, end of year............     $ 8.56        $  20.88   $  18.77  $      17.50      $17.09           $20.76
                                            -------        --------   --------  ------------     -------        --------------
                                            -------        --------   --------  ------------     -------        --------------
Total investment return (a)(c)..........      (14.4)%         14.82%     22.42%        15.06%       16.1%           15.72%
                                            -------        --------   --------  ------------     -------        --------------
                                            -------        --------   --------  ------------     -------        --------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....     $1,039        $334,590   $348,435  $     80,060      $1,982           $1,986
Ratio of net investment income (loss) to
 average net assets (b).................       (2.7)%         (0.53)%     0.59%        (0.48)%      (1.3)%           0.47%
Ratio of expenses to average net assets
 (b):
  With expense reductions...............        3.8%           2.01%      2.11%        %2.23         2.2%            1.01%
  Without expense reductions............         --%           2.06%        -- (d)        (d)--%        --%          1.06%
Portfolio turnover rate+++..............        505%            253%        71%        % 102          92%             253%
Average commission rate per share on
 portfolio transactions+++..............        N/A        $ 0.0536        N/A           N/A         N/A           $0.0536


                                           JUNE 1, 1995
                                                TO
                                           DECEMBER 31,
                                               1995
                                          ---------------
Per Share Operating Performance:
Net asset value, beginning of year......      $20.61
                                          ---------------
Net investment income (loss)............        0.21
Net realized and unrealized gain (loss)
 on investments.........................        1.09
                                          ---------------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................        1.30
                                          ---------------
Distributions:
  Net investment income.................       (0.28)
  Net realized gain on investments......       (2.58)
                                          ---------------
    Total distributions.................       (2.86)
                                          ---------------
Net asset value, end of year............      $19.05
                                          ---------------
                                          ---------------
Total investment return (a)(c)..........        6.01%
                                          ---------------
                                          ---------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $1,394
Ratio of net investment income (loss) to
 average net assets (b).................        1.59%
Ratio of expenses to average net assets
 (b):
  With expense reductions...............        1.11%
  Without expense reductions............          --%(d)
Portfolio turnover rate+++..............          71%
Average commission rate per share on
 portfolio transactions+++..............         N/A


--------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  On June 1, 1995, the Fund began offering Advisor Class shares.


+++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

** Includes reimbursement by the Manager of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.

(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charge.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 17

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL AMERICA VALUE FUND

                                                                             CLASS A(D)
                                                                  ---------------------------------
                                                                                          OCTOBER 18, 1995
                                                                                             (COMMENCE-
                                                                                        MENT OF OPERATIONS)
                                                                                              THROUGH
                                                     YEAR ENDED DECEMBER 31, 1996        DECEMBER 31, 1995
                                                           ---------------                ---------------
Per Share Operating Performance:
Net asset value, beginning of year.................             $12.76                         $11.43
                                                              --------                        -------
Net investment income (loss).......................              (0.01)**                        0.03*
Net realized and unrealized gain (loss) on
 investments.......................................               1.94                           1.30
                                                              --------                        -------
Net increase (decrease) in net asset value
 resulting from investment operations..............               1.93                           1.33
                                                              --------                        -------
Distributions to shareholders:
  From net realized gain on investments............              (0.04)                            --
                                                              --------                        -------
  Total distributions..............................              (0.04)                            --
                                                              --------                        -------
Net asset value, end of year.......................             $14.65                         $12.76
                                                              --------                        -------
                                                              --------                        -------
Total investment return (a)(c).....................              15.12%                         11.64%
                                                              --------                        -------
                                                              --------                        -------
Ratios and supplemental data:
Net assets, end of period (in 000's)...............             $2,529                           $870
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement by the Manager (b)............              (0.10)%                         1.10%
  Without reimbursement by the
   Manager (b).....................................              (3.61)%                       (47.44)%
Ratio of expenses to average net assets:
  With reimbursement by the Manager (b)............               2.00%                          2.00%
  Without reimbursement by the
   Manager (b).....................................               5.51%                         50.54%
Portfolio turnover rate+...........................                256%                           N/A
Average commission rate per share paid on portfolio
 transactions+.....................................             $0.0551                           N/A

                                                                             CLASS B(D)
                                                                  ---------------------------------
                                                                                          OCTOBER 18, 1995
                                                                                             (COMMENCE-
                                                                                        MENT OF OPERATIONS)
                                                                                              THROUGH
                                                     YEAR ENDED DECEMBER 31, 1996        DECEMBER 31, 1995
                                                           ---------------                ---------------
Per Share Operating Performance:
Net asset value, beginning of year.................             $12.75                         $11.43
                                                              --------                        -------
Net investment income (loss).......................              (0.10)**                        0.01*
Net realized and unrealized gain (loss) on
 investments.......................................               1.93                           1.31
                                                              --------                        -------
Net increase (decrease) in net asset value
 resulting from investment operations..............               1.83                           1.32
                                                              --------                        -------
Distributions to shareholders:
  From net realized gain on investments............              (0.04)                            --
                                                              --------                        -------
  Total distributions..............................              (0.04)                            --
                                                              --------                        -------
Net asset value, end of year.......................             $14.54                         $12.75
                                                              --------                        -------
                                                              --------                        -------
Total investment return (a)(c).....................              14.35%                         11.55%
                                                              --------                        -------
                                                              --------                        -------
Ratios and supplemental data:
Net assets, end of period (in 000's)...............             $5,503                         $1,254
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement by the Manager (b)............              (0.75)%                         0.45%
  Without reimbursement by the
   Manager (b).....................................              (4.26)%                       (48.09)%
Ratio of expenses to average net assets:
  With reimbursement by the Manager (b)............               2.65%                          2.65%
  Without reimbursement by the
   Manager (b).....................................               6.16%                         51.19%
Portfolio turnover rate+...........................                256%                           N/A
Average commission rate per share paid on portfolio
 transactions+.....................................             $0.0551                           N/A

                                                                          ADVISOR CLASS(D)
                                                                  ---------------------------------
                                                                                          OCTOBER 18, 1995

                                                                                             (COMMENCE-

                                                                                        MENT OF OPERATIONS)

                                                                                              THROUGH

                                                     YEAR ENDED DECEMBER 31, 1996        DECEMBER 31, 1995

                                                           ---------------                ---------------

Per Share Operating Performance:
Net asset value, beginning of year.................             $12.77                         $11.43

                                                              --------                        -------

Net investment income (loss).......................               0.03**                         0.04*

Net realized and unrealized gain (loss) on
 investments.......................................               1.96                           1.30

                                                              --------                        -------

Net increase (decrease) in net asset value
 resulting from investment operations..............               1.99                           1.34

                                                              --------                        -------

Distributions to shareholders:
  From net realized gain on investments............              (0.04)                            --

                                                              --------                        -------

  Total distributions..............................              (0.04)                            --

                                                              --------                        -------

Net asset value, end of year.......................             $14.72                         $12.77

                                                              --------                        -------

                                                              --------                        -------

Total investment return (a)(c).....................              15.58%                         11.72%

                                                              --------                        -------

                                                              --------                        -------

Ratios and supplemental data:
Net assets, end of period (in 000's)...............               $191                            $81

Ratio of net investment income (loss) to average
 net assets:
  With reimbursement by the Manager (b)............               0.25%                          1.45%

  Without reimbursement by the
   Manager (b).....................................              (3.26)%                       (47.09)%

Ratio of expenses to average net assets:
  With reimbursement by the Manager (b)............               1.65%                          1.65%

  Without reimbursement by the
   Manager (b).....................................               5.16%                         50.19%

Portfolio turnover rate+...........................                256%                           N/A

Average commission rate per share paid on portfolio
 transactions+.....................................             $0.0551                           N/A



------------------

* Before reimbursement by the Manager the net investment loss per share would have been $(1.11), $(1.13) and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.



** Before reimbursement by the Manager the net investment loss per share would have been $(.50), $(.59) and (.46) for Class A, Class B and Advisor Class, respectively, for the year ended December 31, 1996



+ Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


(a) Not annualized.


(b) Annualized for periods less than one year.


(c) Total investment return does not include sales charges.

(d) The selected per share data were calculated based upon weighted average shares outstanding during the period.


N/A Not applicable.


                               Prospectus Page 18

                             GT GLOBAL EQUITY FUNDS

                          GT GLOBAL JAPAN GROWTH FUND

                                                                             CLASS A+
                                          ------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------
                                            1996*       1995*        1994          1993          1992*          1991
                                          ---------   ---------   -----------   -----------   ------------   -----------
Per Share Operating Performance:
Net asset value, beginning of period....   $11.00      $12.15      $11.61         $8.70        $11.16         $11.48
                                          ---------   ---------   -----------   -----------   ------------   -----------
Net investment income
 (loss).................................    (0.04)      (0.04)      (0.04)        (0.14)           --***       (0.09)
Net realized and unrealized gain (loss)
 on
 investments............................    (0.77)       0.26        0.79          3.05         (2.40)         (0.23)
                                          ---------   ---------   -----------   -----------   ------------   -----------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................    (0.81)       0.22        0.75          2.91         (2.40)         (0.32)
                                          ---------   ---------   -----------   -----------   ------------   -----------
Distributions:
  Net realized gain on investments and
   foreign currency.....................    (0.43)      (1.37)      (0.21)           --         (0.06)            --
                                          ---------   ---------   -----------   -----------   ------------   -----------
      Total distributions...............    (0.43)      (1.37)      (0.21)           --         (0.06)            --
                                          ---------   ---------   -----------   -----------   ------------   -----------
Net asset value, end of
 period.................................    $9.76      $11.00      $12.15        $11.61         $8.70         $11.16
                                          ---------   ---------   -----------   -----------   ------------   -----------
                                          ---------   ---------   -----------   -----------   ------------   -----------
Total investment
 return (a)(c)..........................    (7.43)%      1.94%       6.56%         33.5%        (21.5)%         (2.8)%
                                          ---------   ---------   -----------   -----------   ------------   -----------
                                          ---------   ---------   -----------   -----------   ------------   -----------
Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................  $63,585     $111,105    $98,066       $88,487       $93,865        $61,519
Ratio of net investment income (loss) to
 average net assets (b).................    (0.40)%     (0.40)%     (0.32)%        (0.3)%          --%***       (1.5)%
Ratio of expenses to average net assets:
  With expense
   reductions (b).......................     1.84%       1.99%       1.91%          2.1%          2.2%***        2.2%
  Without expense reductions (b)........     1.94%       2.14%       2.03%           --%(d)        --%(d)         --%(d)
Portfolio turnover rate+++..............       31%         67%         49%          104%          115%           251%
Average commission rate per share paid
 on portfolio transactions+++...........  $0.0971         N/A         N/A           N/A           N/A            N/A


                                             1990          1989         1988**
                                          -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period....   $16.39        $10.57        $10.36
                                          -----------   -----------   -----------
Net investment income
 (loss).................................    (0.05)****    (0.19)        (0.20)
Net realized and unrealized gain (loss)
 on
 investments............................    (4.60)         6.57          2.44
                                          -----------   -----------   -----------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................    (4.65)         6.38          2.24
                                          -----------   -----------   -----------
Distributions:
  Net realized gain on investments and
   foreign currency.....................    (0.26)        (0.56)        (2.03)
                                          -----------   -----------   -----------
      Total distributions...............    (0.26)        (0.56)        (2.03)
                                          -----------   -----------   -----------
Net asset value, end of
 period.................................   $11.48        $16.39        $10.57
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
Total investment
 return (a)(c)..........................    (28.7)%        60.7%         21.9%
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................  $51,693       $48,405       $18,591
Ratio of net investment income (loss) to
 average net assets (b).................     (1.2)%****    (1.6)%        (1.5)%
Ratio of expenses to average net assets:
  With expense
   reductions (b).......................      2.2 %***      2.1%          2.2%
  Without expense reductions (b)........       --%(d)        --%(d)        --%(d)
Portfolio turnover rate+++..............      138%          108%          150%
Average commission rate per share paid
 on portfolio transactions+++...........      N/A           N/A           N/A


--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.


+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.

****  Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.

(a)   Not annualized.


(b)   Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 19

                             GT GLOBAL EQUITY FUNDS

                                                  CLASS A+                                      CLASS B+
                                          -------------------------   -------------------------------------------------------------
                                           YEAR ENDED DECEMBER 31,                                                  APRIL 1, 1993
                                                                               YEAR ENDED DECEMBER 31,                    TO
                                          -------------------------   ------------------------------------------     DECEMBER 31,
                                            1987**        1986**         1996*          1995*           1994             1993
                                          -----------   -----------   ------------   ------------   ------------   ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $9.88         $6.20           $10.78         $12.02         $11.57           $9.85
                                          -----------   -----------   ------------   ------------   ------------       -------
Net investment income (loss)............    (0.15)        (0.14)           (0.11)         (0.12)         (0.13)          (0.18)
Net realized and unrealized gain (loss)
 on investments.........................     4.52          3.91            (0.75)          0.25           0.79            1.90
                                          -----------   -----------   ------------   ------------   ------------       -------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................     4.37          3.77            (0.86)          0.13           0.66            1.72
                                          -----------   -----------   ------------   ------------   ------------       -------
Distributions:
  Net realized gain on investments and
   foreign currency.....................    (3.89)        (0.09)           (0.43)         (1.37)         (0.21)             --
                                          -----------   -----------   ------------   ------------   ------------       -------
      Total distributions...............    (3.89)        (0.09)           (0.43)         (1.37)         (0.21)             --
                                          -----------   -----------   ------------   ------------   ------------       -------
Net asset value, end of period..........   $10.36         $9.88            $9.49         $10.78         $12.02          $11.57
                                          -----------   -----------   ------------   ------------   ------------       -------
                                          -----------   -----------   ------------   ------------   ------------       -------
Total investment return (a)(c)..........     52.1%         61.3%           (8.05)%         1.20%          5.81%           17.5%
                                          -----------   -----------   ------------   ------------   ------------       -------
                                          -----------   -----------   ------------   ------------   ------------       -------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $10,049        $7,313          $32,116        $41,274        $27,355          $3,699
Ratio of net investment income (loss) to
 average net assets (b).................     (2.4)%        (1.6)%          (1.05)%        (1.05)%        (0.97)%          (0.9)%
Ratio of expenses to average net assets:
  With expense reductions (b)...........      3.0%          2.2%            2.49%          2.64%          2.56%            2.7%
  Without expense reductions (b)........       --%(d)        --%(d)         2.59%          2.79%          2.68%             --%
Portfolio turnover rate+++..............      319%          207%              31%            67%            49%            104%
Average commission rate per share paid
 on portfolio transactions+++...........      N/A           N/A         $ 0.0971            N/A            N/A             N/A

                                                    ADVISOR CLASS++
                                          -----------------------------------

                                                               JUNE 1, 1995
                                             YEAR ENDED             TO
                                            DECEMBER 31,       DECEMBER 31,
                                               1996*              1995*
                                          ----------------   ----------------
Per Share Operating Performance:
Net asset value, beginning of period....       $11.02             $10.50
                                             --------            -------
Net investment income (loss)............        (0.01)                --
Net realized and unrealized gain (loss)
 on investments.........................        (0.77)              1.89
                                             --------            -------
Net increase (decrease) in net asset
 value resulting from investment
 operations.............................        (0.78)              1.89
                                             --------            -------
Distributions:
  Net realized gain on investments and
   foreign currency.....................        (0.43)             (1.37)
                                             --------            -------
      Total distributions...............        (0.43)             (1.37)
                                             --------            -------
Net asset value, end of period..........        $9.81             $11.02
                                             --------            -------
                                             --------            -------
Total investment return (a)(c)..........        (7.14)%            18.14%
                                             --------            -------
                                             --------            -------
Ratios and supplemental data:
Net assets, end of period (in 000's)....         $413               $558
Ratio of net investment income (loss) to
 average net assets (b).................        (0.05)%            (0.05)%
Ratio of expenses to average net assets:
  With expense reductions (b)...........         1.49%              1.64%
  Without expense reductions (b)........         1.59%              1.79%
Portfolio turnover rate+++..............           31%                67%
Average commission rate per share paid
 on portfolio transactions+++...........       $0.0971               N/A


--------------
+     Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++    On June 1, 1995, the Fund began offering Advisor Class shares.


+++   Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* The selected per share data were calculated based upon weighted average shares outstanding during the period.

**    The per share data reflects a 2 for 1 stock split effective August 15,
     1988.

***   Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.


****  Includes reimbursement by the Manager of Fund operating expenses of $0.01.
     Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.


(a)   Not annualized.


(b)   Annualized for periods less than one year.


(c) Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A  Not applicable.


                               Prospectus Page 20

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------


THE PACIFIC FUND, EUROPE FUND, JAPAN FUND,
INTERNATIONAL FUND AND WORLDWIDE FUND



The Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund each seeks long-term growth of capital. Each of these Funds seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which these Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. These Funds' Primary Investment Areas include the following countries:


PACIFIC FUND -- Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand

EUROPE FUND -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom

JAPAN FUND -- Japan


INTERNATIONAL FUND -- all countries listed for Pacific Fund, Europe Fund and Japan Fund, and Argentina, Brazil, Canada, Chile, Colombia, Israel, Mexico, Peru and Venezuela, but not the United States


WORLDWIDE FUND -- same as International Fund, but including the United States

Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from a Fund's Primary Investment Area.


(1) The Worldwide Fund is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to the Manager's professional team of investment specialists; (2) the International Fund is intended for investors seeking to complement their U.S. equity investments with a professionally managed international portfolio; (3) the Pacific Fund and Europe Fund are regional funds for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets; and (4) the Japan Fund is designed for investors wishing to concentrate their investment in a particular market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.



Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and
(b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.


Under normal circumstances, the assets of the Worldwide Fund and International Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Worldwide Fund's assets normally are invested in the equity securities of U.S. issuers.


Each of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of a particular Fund purchasing the securities. These Funds will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Manager to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's


                               Prospectus Page 21

                             GT GLOBAL EQUITY FUNDS

to have speculative characteristics. See the Statement of Additional Information for a description of Moody's and S&P ratings.



THE AMERICA MID CAP FUND, AMERICA SMALL CAP FUND AND AMERICA VALUE FUND



The investment objective of the America Mid Cap Fund is long-term growth of capital. The investment objective of the America Small Cap Fund and America Value Fund is long-term capital appreciation.



The America Mid Cap Fund seeks its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of U.S. mid cap companies. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations of less than $1 billion or greater than $5 billion; and (b) issuers domiciled outside the United States, including (i) issuers in countries that are not located in the United States but are linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States.



The America Small Cap Fund seeks its investment objective by investing all of its investable assets in the Small Cap Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of U.S. small cap companies. The remainder of the Small Cap Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations greater than $1 billion, and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States. The Small Cap Growth Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers.



The America Value Fund seeks its investment objective by investing all of its investable assets in the Value Portfolio, which, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that, at the time of purchase, have market capitalizations of greater than $500 million and that the Manager believes to be undervalued in relation to long-term earning power or other factors. The remainder of the Value Portfolio's assets may be invested in common stocks, preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than those defined above and non-convertible debt securities, U.S. government securities and high quality money market instruments, such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances, of issuers domiciled in the United States. The Value Portfolio also may invest up to 10% of its total assets in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers.



The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolios will limit their purchases of debt securities to investment grade obligations, as defined above.



For purposes of this Prospectus, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.


SELECTION OF INVESTMENTS AND ASSET ALLOCATION

In managing the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund, the Manager seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Manager further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Manager intends to

                               Prospectus Page 22

                             GT GLOBAL EQUITY FUNDS

invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets included in the Primary Investment Areas of the Pacific Fund, Europe Fund, International Fund and Worldwide Fund are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than those of the other markets in which such Funds invest.



In selecting equity securities for the America Mid Cap Fund and the Small Cap Portfolio, the Manager uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting small and mid cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Manager tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Manager on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.



In selecting issuers for the Value Portfolio, the Manager attempts to identify securities of issuers whose prospects and growth potential, in the Manager's opinion, are currently undervalued by investors. In the Manager's view, an issuer may show favorable prospects as a result of many factors, including changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. The Manager will attempt to identify those undervalued issuers with the potential for attractive returns.



For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.


The Manager allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the market place. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

OTHER INVESTMENT POLICIES


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap Portfolio and Value Portfolio may each invest less than 65% of its total assets in the types of securities covered by its primary investment policy. Under a defensive strategy, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market


                               Prospectus Page 23

                             GT GLOBAL EQUITY FUNDS

instruments issued by corporations or the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all investments of the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may be made in the United States and denominated in U.S. dollars. Under a defensive strategy, each Portfolio may hold U.S. dollars and/or may invest any portion of its assets in high quality domestic debt securities or high quality money market instruments. To the extent a Fund or a Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.


In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. Each Portfolio also may hold U.S. dollars and/or invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of America Small Cap Fund or America Value Fund shares, or to meet its ordinary daily cash needs.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. With respect to certain countries, investments may only be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund, Small Cap Portfolio and Value Portfolio may each invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, a Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund or Portfolio would continue to pay its own management fees and other expenses.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. Each Fund and Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of the Fund's (or, in the case of a Portfolio, its corresponding Fund's) shares. Each Fund and Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund or Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Fund's or Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Fund or Portfolio may cause greater fluctuation in the value of its (or, in the case of a Portfolio, its corresponding Fund's) shares than would be the case if the Fund or Portfolio did not borrow.



A reverse repurchase agreement is a borrowing transaction in which a Fund or a Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Fund's or Portfolio's sale of securities together with its commitment (for which that Fund or Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Funds and Portfolios may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund or a Portfolio to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's or Portfolio's custody fees. Each Fund or Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's or the Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


                               Prospectus Page 24

                             GT GLOBAL EQUITY FUNDS


WHEN ISSUED OR FORWARD COMMITMENT SECURITIES. The Pacific Fund, Europe Fund, Japan Fund, International Fun, Worldwide Fund, America Mid Cap Fund and the Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and Portfolios will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund or Portfolio. If the Fund or Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or a Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or a Portfolio may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with each such Fund's portfolio. In addition, each Portfolio may use options on securities, options on indices, futures contracts and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with its portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund and Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Strategies" herein and the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Funds may enter into forward currency contracts either with respect to specific transactions or with respect to such Fund's portfolio positions. The Funds also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.



In addition, each Fund and Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or Portfolio or that the Manager intends to include in the Fund's or Portfolio's portfolio. The Funds and Portfolios also may buy and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets or market sectors generally or in a specific market sector.



Further, the Funds and Portfolios may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's or Portfolio's portfolio. The Funds or Portfolios also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or a Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



AMERICAN DEPOSITORY RECEIPTS. The Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund and America Mid Cap Fund and the Portfolios may invest in securities of foreign issuers in the form of ADRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See


                               Prospectus Page 25

                             GT GLOBAL EQUITY FUNDS

"Investment Objectives and Policies" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, each Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Trustees, without shareholder approval.



The approval of the America Small Cap Fund and America Value Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.



OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the America Small Cap Fund and America Value Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.



The America Small Cap Fund and America Value Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations which is not approved by the Board or shareholders of the corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment adviser to manage its assets in accordance with the investment objective, policies and limitations discussed herein with respect to the Fund and its investment in its corresponding Portfolio.



In addition to selling an interest to its corresponding Fund, each Portfolio may sell interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the America Small Cap Fund and America Value Fund may experience different returns from investors in another investment company that invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the America Small Cap Fund and America Value Fund are the only institutional investors in their corresponding Portfolios.



The America Small Cap Fund and America Value Fund may each be materially affected by the actions of large investors in its corresponding Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than its corresponding Fund could have effective voting control over the operation of the Portfolio.


                               Prospectus Page 26

                             GT GLOBAL EQUITY FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its, or its corresponding Portfolio's, securities. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Fund or a Portfolio will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



FOREIGN INVESTING. The Pacific Fund, Europe Fund, Japan Fund and International Fund each invests primarily in foreign securities and the Worldwide Fund may invest a significant portion of its assets in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. A Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments which could affect their investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.



Because the Pacific Fund, Europe Fund, Japan Fund, International Fund and Worldwide Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of those Funds' shares, and also may affect the value of dividends and interest earned by Funds and gains and losses realized by Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.



INVESTING IN EMERGING MARKETS. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, a Fund could lose its entire investment in that market.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the

                               Prospectus Page 27

                             GT GLOBAL EQUITY FUNDS
economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.


In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.



In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devalutions have historically occured in certain countries.



CONCENTRATION. The Pacific Fund, Europe Fund, Japan Fund, America Mid Cap Fund and the Portfolios each invests a significant portion of its assets in a particular country or region of the world. As a result, such Funds may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



JAPAN. The Japan Fund invests primarily in equity securities of issuers domiciled in Japan. Accordingly, the Japan Fund's performance will be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Japan Fund's performance.


Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.


The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.


The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

PACIFIC REGION COUNTRIES. The Pacific Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S.

                               Prospectus Page 28

                             GT GLOBAL EQUITY FUNDS
dollar, and major adjustments have been made periodically in certain such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.


In addition, Hong Kong will revert to Chinese administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case the Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.



SMALL CAP COMPANIES. The Small Cap Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Small Cap Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Small Cap Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.



OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACTS. Although the Pacific Fund, Europe Fund, Japan Fund, Worldwide Fund, International Fund and America Mid Cap Fund is each authorized to enter into options, futures and forward currency transactions and the Portfolios are authorized to enter into options and futures transactions, such a Fund or a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts or options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Fund or a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or a Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and
(7) the possible need to defer closing out of certain options, futures contracts, forward currency contracts and/or foreign currency positions in order for the Fund (or, in the case of a Portfolio, its corresponding Fund) to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended, ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



ILLIQUID SECURITIES. Each Fund and Portfolio may invest up to 15% of its net assets in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities, and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


                               Prospectus Page 29

                             GT GLOBAL EQUITY FUNDS

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their brokers or agents if they effect transactions other than through a dealer.


All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."


Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an


                               Prospectus Page 30

                             GT GLOBAL EQUITY FUNDS

allocation across a range of GT Global Mutual Funds. The Program automatically rebalances their holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.


Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program automatically rebalances the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless cancelled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain broker/dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/ dealers or GT Global for more information.


                               Prospectus Page 31

                             GT GLOBAL EQUITY FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of any Fund may be exchanged for Advisor Class shares of other GT Global Mutual Funds (including the other Funds), based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes." In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.


Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.


Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus.

LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.

In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

Finally, as described above, the Funds and GT Global reserve the right to reject any purchase order.

                               Prospectus Page 32

                             GT GLOBAL EQUITY FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided that the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.


Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her Financial Advisor.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after

                               Prospectus Page 33

                             GT GLOBAL EQUITY FUNDS
the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 34

                             GT GLOBAL EQUITY FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

Each Funds' Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT Global
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, class of shares, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call their financial advisor or GT Global at 1-800-223-2138.

                               Prospectus Page 35

                             GT GLOBAL EQUITY FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, for the America Small Cap Fund and the America Value Fund, is the value of each such Fund's proportionate share of total assets of its corresponding Portfolio), subtracting all of its liabilities (including, for the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's liabilities), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Equity securities held by a Fund or a Portfolio are valued at the last sale price on the exchange or in the over-the-counter ("OTC") market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund or a Portfolio are readily available, those positions are valued based upon such quotations.



Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's or Growth Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



Certain of the Funds' or Portfolios' securities, from time to time, may be traded primarily on foreign exchanges or OTC dealer markets that may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund's shares may be affected significantly by such trading on days when shareholders have no access to the Fund.


                               Prospectus Page 36

                             GT GLOBAL EQUITY FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's), realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fee applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.



TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income -- consisting generally of its (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of its corresponding Portfolio's) net investment income, net gains from certain foreign currency transactions and net short-term capital gain -- and net capital gain that is distributed to its shareholders.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional shares.

                               Prospectus Page 37

                             GT GLOBAL EQUITY FUNDS


Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund (or, in the case of the America Small Cap Fund and America Value Fund, its proportionate share of foreign taxes paid by its corresponding Portfolio), in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.


Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Trustees has overall responsibility for the operation of each Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by each Fund. Growth Portfolio's Board of Trustees has overall responsibility for the operation of each Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Trustees of the Funds and the Portfolios.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the investment manager of the Pacific Fund, Europe Fund, Japan Fund, International Fund, Worldwide Fund, America Mid Cap Fund and each Portfolio include, but are not limited to, determining the composition of the portfolio of such Funds and the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administrative services to each Fund and each Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Funds' and Portfolios' operation.


The America Small Cap Fund and America Value Fund each pays the Manager administration fees, computed daily and paid monthly, at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to the Manager. The Portfolios each pay such

                               Prospectus Page 38

                             GT GLOBAL EQUITY FUNDS
fees, computed daily and paid monthly, based on the average daily net assets of such Portfolio, directly to the Manager at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter.


The America Mid Cap Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Fund and Portfolio pays all expenses not assumed by the Manager, GT Global or other agents. The Manager and GT Global have undertaken to limit each Fund's, other than America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.90% of the average daily net assets of such Fund's Advisor Class shares. Similarly, the Manager and GT Global have undertaken to limit the America Small Cap Fund's, America Value Fund's and America Mid Cap Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.65% of the average daily net assets of each such Fund's Advisor Class shares. These undertakings may be changed or eliminated in the future.



The Manager also serves as each Fund's and each Portfolio's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.


The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.

The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.


As of December 31, 1996, the Manager and its worldwide asset management affiliates managed approximately $62 billion. In the United States, as of December 31, 1996, the Manager managed or administered approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust totalled approximately $84 billion.


On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc., and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.

In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

                               Prospectus Page 39

                             GT GLOBAL EQUITY FUNDS

The investment professionals primarily responsible for the portfolio management of each Fund or Portfolio are as follows:

                                  PACIFIC FUND


                         RESPONSIBILITIES FOR
NAME/OFFICE                    THE FUND                                   BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Peter Eadon-Clarke       Portfolio Manager      Chief Investment Officer for the Pacific Rim (excluding Japan) for LGT
 Hong Kong                since 1997             Asset Management Ltd. (Hong Kong) and Portfolio Manager for the Manager
                                                 since 1992. Prior thereto, Mr. Eadon-Clarke was an Associate Director at HSBC Asset Management in Hong Kong from 1984 to 1992. From 1980 to
                                                 1984, Mr. Eadon-Clarke was a Senior Fund Manager for Colonial Mutual
                                                 Life (London).


                                  EUROPE FUND


                         RESPONSIBILITIES FOR
NAME/OFFICE                    THE FUND                                   BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Anna Powell              Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and the Manager
 London                   since 1995             since 1995. From 1989 to 1995, Ms. Powell was a Portfolio Manager for
                                                 Robert Fleming & Co. Ltd. (London).



                              SMALL CAP PORTFOLIO



                         RESPONSIBILITIES FOR
NAME/OFFICE                  THE PORTFOLIO                                BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Mark J. Cunneen*         Portfolio Manager      Portfolio Manager for the Manager since 1992. From February 1992 until
 New York                 since 1997             December 1992, Mr. Cunneen was President of DC Capital Inc., an
                                                 investment management firm. Prior thereto, Mr. Cuneen was Vice
                                                 President of Equity Investments at Massachusetts Financial Services
                                                 from 1987 until 1992.


                              AMERICA MID CAP FUND


                         RESPONSIBILITIES FOR
NAME/OFFICE                    THE FUND                                   BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Ellen H. Adams*          Portfolio Manager      Ms. Adams has been the Head of North American Equity for the Manager
 New York                 since 1997             since 1995, Director of Equity Research for the Manager from May 1993 until 1995, and a Portfolio Manager and Analyst for the Manager from
                                                 1992 until May 1993. Prior thereto, Ms. Adams was a Portfolio Manager for Neuberger and Berman from 1987 until 1992.
Brent W. Clum*           Portfolio Manager      Senior Equity Research Analyst for the Manager since 1995. Prior
 New York                 since 1997             thereto, Mr. Clum was a Vice President and Analyst at T. Rowe Price
                                                 from 1990 to 1995. Mr. Clum is a Chartered Financial Analyst and a
                                                 Certified Public Accountant.


--------------
* Employees of Chancellor Capital prior to October 31, 1996.

                               Prospectus Page 40

                             GT GLOBAL EQUITY FUNDS


                                VALUE PORTFOLIO



                         RESPONSIBILITIES FOR
NAME/OFFICE                  THE PORTFOLIO                                BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Ted J. Ujazdowski*       Portfolio Manager      Portfolio Manager for the Manager since 1983. Mr. Ujazdowski has been
 New York                 since 1997             Director of the Manager's Value Group since 1987.
Adam D. Scheiner*        Portfolio Manager      Portfolio Manager and Analyst of the Manager's Value Group since June
 New York                 since 1997             1993. Prior thereto, Mr. Scheiner was a Securities Analyst at
                                                 Prudential Securities Incorporated from 1989 until June 1993.
Richard K. Collins*      Portfolio Manager      Senior Equity Portfolio Manager and Managing Director for the Manager
 New York                 since 1997             since April 1993. Mr. Collins joined the Manager in 1982 as a Senior
                                                 Analyst and Portfolio Manager. From 1973 to 1982, Mr. Collins was a
                                                 Senior Equity Analyst and, commencing in 1976, Vice President of
                                                 Research for Scudder, Stevens & Clark. Mr. Collins was a Research
                                                 Analyst for Salomon Brothers from 1970 to 1973. He is a Chartered
                                                 Financial Analyst, a member of the Association of Investment Management
                                                 Research (AIMR) and the New York Society of Securities Analysts.


                                 WORLDWIDE FUND


                         RESPONSIBILITIES FOR
NAME/OFFICE                    THE FUND                                   BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Roger Yates              Portfolio Manager      Mr. Yates has been International Chief Investment Officer for the
 London                   since 1996             Manager since September 1996. From 1994 to 1996, Mr. Yates was the
                                                 Chief Investment Officer and Portfolio Manager for Europe and the
                                                 United Kingdom for the Manager. From 1988 to 1994, Mr. Yates was an
                                                 Investment Manager for Morgan Grenfell Asset Management.
Michael Lindsell         Portfolio Manager      Head of Investment Strategy for Global Equities since 1996. From 1992 to
 London                   since 1997             1996, Mr. Lindsell was Chief Investment Officer for Japan for LGT Asset
                                                 Management Ltd. (Hong Kong) as well as Portfolio Manager for the
                                                 Manager. Prior thereto, Mr. Lindsell was a Director of Warburg Asset
                                                 Management (Tokyo).
Richard K. Collins*      Portfolio Manager      Senior Equity Portfolio Manager and Managing Director for the Manager
 New York                 since 1997             since April 1993. Mr. Collins joined the Manager in 1982 as a Senior
                                                 Analyst and Portfolio Manager. From 1973 to 1982, Mr. Collins was a
                                                 Senior Equity Analyst and, commencing in 1976, Vice President of
                                                 Research for Scudder, Stevens & Clark. Mr. Collins was a Research
                                                 Analyst for Salomon Brothers from 1970 to 1973. He is a Chartered
                                                 Financial Analyst, a member of the Association of Investment Management
                                                 Research (AIMR) and the New York Society of Securities Analysts.


--------------

* Employees of Chancellor Capital prior to October 31, 1996.


                               Prospectus Page 41

                             GT GLOBAL EQUITY FUNDS

                                   JAPAN FUND


                         RESPONSIBILITIES FOR
NAME/OFFICE                    THE FUND                                   BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Andrew Callender         Portfolio Manager      Head of Investments for Japan since 1997. From 1990 to 1997, Mr.
 Tokyo                    since 1997             Callender was a Portfolio Manager for the Manager.


                               INTERNATIONAL FUND


                         RESPONSIBILITIES FOR
NAME/OFFICE                    THE FUND                                   BUSINESS EXPERIENCE
-----------------------  ---------------------  ------------------------------------------------------------------------
Roger Yates              Portfolio Manager      Mr. Yates has been International Chief Investment Officer for the
 London                   since 1996             Manager since September 1996. From 1994 to 1996, Mr. Yates was the
                                                 Chief Investment Officer and Portfolio Manager for Europe and the
                                                 United Kingdom for the Manager. From 1988 to 1994, Mr. Yates was an
                                                 Investment Manager for Morgan Grenfell Asset Management.
Michael Lindsell         Portfolio Manager      Head of Investment Strategy for Global Equities since 1996. From 1992 to
 London                   since 1992             1996, Mr. Lindsell was Chief Investment Officer for Japan for LGT Asset
                                                 Management Ltd. (Hong Kong) as well as Portfolio Manager for the
                                                 Manager. Prior thereto, Mr. Lindsell was a Director of Warburg Asset
                                                 Management (Tokyo).


                            ------------------------


With respect to Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Manager utilizes a team approach that relies on its bottom-up, research-intensive, process-driven stock selection capability to build the various investment portfolios. The Manager's disciplined process combines the inputs of analysts performing fundamental and quantitative research, various committees that set the Manager's firmwide economic forecasts and sector and industry allocations and portfolio management teams responsible for stock selection decisions. While individual members of the Manager's investment team are assigned primary responsibility for the day-to-day management of Small Cap Portfolio, America Mid Cap Fund and Value Portfolio, the Portfolios and the Fund, along with similarly managed accounts, are reviewed on a regular basis by the applicable investment team to monitor compliance with applicable investment guidelines.



In placing orders for the Funds' and Portfolios' portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for a Fund or Portfolio may be executed through any affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolios will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Other Distributions, and Federal Income Taxations."



DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.


The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.

GT Global, at its own expense, may also provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales

                               Prospectus Page 42

                             GT GLOBAL EQUITY FUNDS

personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds and/or other events sponsored by the broker/dealer.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Funds to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.

ORGANIZATION OF THE COMPANY. The Company is organized as a Massachusetts business trust and is registered with the SEC as a diversified open-end management investment company.

From time to time the Company has and may continue to establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Company's independent accountants.

The Company normally will not hold meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Each Fund offers Advisor Class shares through this Prospectus to certain investors. Each Fund also offers Class A and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by


                               Prospectus Page 43

                             GT GLOBAL EQUITY FUNDS

each class of shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.


Pursuant to the Company's Declaration of Trust, the Company may issue an unlimited number of shares for each of the Funds, including an unlimited number of Class A, Class B and Advisor Class shares of each Fund. Each share of a Fund represents an interest in the Fund only, has no par value, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges to each other share in such Fund, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Funds, when issued, are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of Growth Portfolio, a New York common law trust. The Declaration of Trust provides that the America Small Cap Fund, America Value Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Trustees of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither such Funds nor their shareholders will be exposed to a material risk of liability by reason of such Funds investing in their corresponding Portfolios.

Whenever the America Small Cap Fund or America Value Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, CA 94120-7893.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


Each Fund's performance data reflect past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences


                               Prospectus Page 44

                             GT GLOBAL EQUITY FUNDS
in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust, and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's and each Portfolio's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to Growth Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.



INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and Portfolio, assists in the preparation of each Fund's and each Portfolio's federal and state income tax returns and consults with the Company and each Fund and Portfolio as to matters of accounting, regulatory filings and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 45

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 46

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 47

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 48

                             GT GLOBAL EQUITY FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 49

[LOGO]
  GT GLOBAL MUTUAL FUNDS
P.O. Box 7345
SAN FRANCISCO, CA 94120-7345                                                                                           ADVISOR CLASS
800/223-2138                                                                                                     ACCOUNT APPLICATION

/ / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
ACCOUNT REGISTRATION        / / NEW ACCOUNT  / / ACCOUNT REVISION (Account No.: -------------------------------------)
NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform
Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."

                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA MID CAP GROWTH FUND   $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------
                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------

AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

    OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES

CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ / Pay capital gain distributions only in cash   / / Pay dividends only in
cash   / / Pay capital gain distributions AND dividends in cash.

SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund:
Fund Name  --------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established

                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.

FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address      Branch Number (if applicable)      Representative's Number      Representative's Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                              Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                              Title

                             GT GLOBAL EQUITY FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, GT GLOBAL EQUITY FUNDS, GROWTH PORTFOLIO, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.

                                                                      EQUPV705MC

                        GT GLOBAL WORLDWIDE GROWTH FUND
                      GT GLOBAL INTERNATIONAL GROWTH FUND
                       GT GLOBAL NEW PACIFIC GROWTH FUND
                          GT GLOBAL EUROPE GROWTH FUND
                     GT GLOBAL AMERICA MID CAP GROWTH FUND
                          GT GLOBAL JAPAN GROWTH FUND

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                  May 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global Worldwide Growth Fund ("Worldwide Fund"), GT Global International Growth Fund ("International Fund"), GT Global New Pacific Growth Fund ("Pacific Fund"), GT Global Europe Growth Fund ("Europe Fund"), GT Global America Mid Cap Growth Fund ("America Mid Cap Fund") and GT Global Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Class A and Class B Prospectus dated May 1, 1997, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.


Chancellor LGT Asset Management, Inc. (the "Manager") serves as each Fund's investment manager and administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     19
Trustees and Executive Officers..........................................................................................     21
Management...............................................................................................................     23
Valuation of Shares......................................................................................................     25
Information Relating to Sales and Redemptions............................................................................     26
Taxes....................................................................................................................     28
Additional Information...................................................................................................     31
Investment Results.......................................................................................................     32
Description of Debt Ratings..............................................................................................     40
Financial Statements.....................................................................................................     41


[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

SELECTION OF INVESTMENTS

In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


In analyzing companies for investment by each Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.


At this time, the Manager is not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, the Manager does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless the Manager determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


SAMURAI AND YANKEE BONDS

The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the America Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.


DEPOSITORY RECEIPTS

Each Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company


                   STATEMENT OF ADDITIONAL INFORMATION PAGE 2

                             GT GLOBAL EQUITY FUNDS

and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.



ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 3

                             GT GLOBAL EQUITY FUNDS

intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees (the "Board"). The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.



A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Board. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.



Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


TEMPORARY DEFENSIVE STRATEGIES

Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"), at the time of investment or, if unrated, deemed by the Manager to be of comparable quality.


                   STATEMENT OF ADDITIONAL INFORMATION PAGE 4

                             GT GLOBAL EQUITY FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 5

                             GT GLOBAL EQUITY FUNDS
securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 6

                             GT GLOBAL EQUITY FUNDS
(European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 7
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                             GT GLOBAL EQUITY FUNDS

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless the Manager believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.


The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 8
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                             GT GLOBAL EQUITY FUNDS
obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.


The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.


The Funds' Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.


"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The

                   STATEMENT OF ADDITIONAL INFORMATION PAGE 9

                             GT GLOBAL EQUITY FUNDS
margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 10
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                             GT GLOBAL EQUITY FUNDS
trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.


A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Board without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.


FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.


Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 11

                             GT GLOBAL EQUITY FUNDS
date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.


The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.


FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket or currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 12

                             GT GLOBAL EQUITY FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES

A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.


Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) The Manager monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 13

                             GT GLOBAL EQUITY FUNDS


    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Fund (other than the America Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.



    CURRENCY FLUCTUATIONS. Because each Fund, other than the America Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.


Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 14

                             GT GLOBAL EQUITY FUNDS
may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of each Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.



    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.



    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from,


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 15

                             GT GLOBAL EQUITY FUNDS
among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.


Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.



The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.



China is scheduled to assume sovereignty over Hong Kong on July 1, 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.



In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA"). Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, in the event international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated, but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.


    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 16

                             GT GLOBAL EQUITY FUNDS

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES

Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Manager reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that the Manager determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.


Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. The Manager will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. No Fund may:


        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that engage in these activities;

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 17

                             GT GLOBAL EQUITY FUNDS

        (4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of a Fund's assets;

        (6) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Funds may make deposits of margin in connection with futures and forward contracts and options thereon;

        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

        (9) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

       (10) Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Company or the Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;

       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Fund's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

For purposes of the concentration policy contained in limitation (12) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.


The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Board without shareholder approval. Each Fund may not:


        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;


        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets; or



        (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.


                            ----------------------------


If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 18

                             GT GLOBAL EQUITY FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Board, the Manager is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing portfolio transactions, the Manager seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Funds, the Manager may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to the Manager for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.


Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Manager serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.



Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 19

                             GT GLOBAL EQUITY FUNDS


Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the fiscal year ended December 31, 1994, the Europe Fund paid to LGT Bank in Liechtenstein (Deutschland) GmbH and LGT Bank in Liechtenstein AG, each an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $58,346 and $26,599, respectively, for transactions involving purchases and sales of portfolio securities which represented 2.67% and 1.22%, respectively, of the total brokerage commissions paid by the Europe Fund, and 1.20% and 0.71%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Europe Fund. For the fiscal year ended December 31, 1995, the Europe Fund paid to LGT Bank in Liechtenstein AG and LGT Bank in Liechtenstein (Zurich), each an "affiliated" broker, aggregate brokerage commissions of $9,529 and $16,250, respectively, for transactions involving purchases and sales of portfolio securities.



For the fiscal year ended December 31, 1995, the International Fund paid to LGT Bank in Liechtenstein AG aggregate brokerage commissions of $1,475 for transactions involving purchases and sales of portfolio securities which represented 0.08% of the total brokerage commissions paid by the International Fund and 0% of the aggregate dollar amount of tranactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the International Fund paid to LGT Bank in Liechtenstein (Deutschland) Gmbh and LGT Bank in Liechtenstein AG aggregate brokerage commissions of $7,562 and $3,918, respectively, for transactions involving purchases and sales of portfolio securities which represented 0% and 0%, respectively, of the total brokerage commissions paid by the International Fund, and 0% and 0%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the Worldwide Fund paid to LGT Bank in Liechtenstein (Deutschland) Gmbh aggregate brokerage commissions of $361.87 for transactions involving purchases and sales of portfolio securities which represented 0% of the total brokerage commissions paid by the Worldwide Fund, and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Worldwide Fund.


Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:


FUND                                                                            1996           1995           1994
--------------------------------------------------------------------------  -------------  -------------  -------------
America Mid Cap Fund......................................................  $   2,760,768  $     878,569  $   1,082,311
Europe Fund...............................................................  $   2,711,139  $   3,877,784  $   2,185,831
International Fund........................................................  $   1,496,178  $   1,889,228  $   1,090,763
Japan Fund................................................................  $     253,623  $     440,117  $     838,666
Pacific Fund..............................................................  $   5,151,533  $   3,310,887  $   2,746,761
Worldwide Fund............................................................  $     792,165  $   1,007,167  $     954,962


PORTFOLIO TRADING AND TURNOVER

Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1996 and 1995 were as follows:



FUND                                                                                                       1996        1995
------------------------------------------------------------------------------------------------------  ----------  ----------
America Mid Cap Fund..................................................................................        253%         71%
Europe Fund...........................................................................................        123%        108%
International Fund....................................................................................         74%         75%
Japan Fund............................................................................................         31%         67%
Pacific Fund..........................................................................................         93%         63%
Worldwide Fund........................................................................................         80%        113%


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 20

                             GT GLOBAL EQUITY FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Trustee, Chairman of the Board and       Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) Advisory Board since January 1996; President, GT
50 California Street                     Global since 1995; President and Chief Executive Officer, G.T. Insurance since 1995;
San Francisco, CA 94111                  Director, Liechtenstein Global Trust AG from 1995 to January 1996; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; and Vice President, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Trustee                                  Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner, Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Trustee                                  private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Trustee                                  various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Trustee                                  services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Trustee                                  from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------
* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 21

                             GT GLOBAL EQUITY FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, the Manager
San Francisco, CA 94111           from 1994 to October 1996; Vice President -- Finance, the Manager, GT
                                  Global and GT Services from 1990 to 1994; Vice President -- Finance,
                                  G.T. Insurance from 1992 to 1994; and Director, the Manager, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and Principal      Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, the Manager, GT
1166 Avenue of the Americas       Global, GT Services and G.T. Insurance from February 1996 to October
New York, NY 10036                1996; Vice President, the Manager, the Manager, GT Global, GT Services
                                  and G.T. Insurance from May 1994 to February 1996; General Counsel, the
                                  Manager, the Manager, GT Global, GT Services and G.T. Insurance from May
                                  1994 to October 1996; Secretary, the Manager, the Manager, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Senior Vice
                                  President, General Counsel and Secretary, Strong/Corneliuson Management,
                                  Inc.; and Secretary, each of the Strong Funds from October 1991 to May
                                  1994.


                         ------------------------------


The Board has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., and a Trustee and officer of G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies managed by the Manager. Each Trustee and officer serves in total as a Director and or Trustee and officer, respectively, of 12 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Trustee who is not a director, officer or employee of the Manager or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1996, the Company paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, total compensation of $18,150, $18,150, $16,350 and $18,150, respectively, for their services as Trustees. For the year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $87,600, $87,600, $80,100 and $87,600, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a director or trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 22

                             GT GLOBAL EQUITY FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

The Manager serves as each Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for each Fund and administers each Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Funds and provides suitable office space and necessary small office equipment and utilities. The America Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pay the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.



The Management Contract may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund either the Company or the Manager may terminate the Management Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


The amounts of investment management and administration fees paid by each Fund to the Manager during the Funds' three most recent fiscal years were as follows:


                        FUND                             1996         1995         1994
----------------------------------------------------  -----------  -----------  -----------
America Mid Cap Fund................................   $4,982,969   $4,425,913   $1,283,893
Europe Fund.........................................   $5,416,280   $6,161,265   $8,319,087
International Fund..................................   $3,034,522   $4,027,923   $5,368,669
Japan Fund..........................................   $1,367,702   $1,167,576   $1,345,064
Pacific Fund........................................   $5,260,774   $5,176,333   $5,563,245
Worldwide Fund......................................   $1,885,798   $2,050,983   $3,355,681


DISTRIBUTION SERVICES
Each Fund's Class A and Class B shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.


As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to Class A and Class B shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Class A Plan" and a "Class B Plan," respectively, and collectively, the "Plans"). The rate of payment by each Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class of that Fund. All expenses for which GT Global is reimbursed under a Class A Plan will have been incurred within one year of such reimbursement.


The following table discloses payments made by the Funds under the Class A Plan and the Class B Plan for the Funds' fiscal year ended December 31, 1996.


                                        FUND                                             CLASS A        CLASS B
------------------------------------------------------------------------------------  -------------  -------------
America Mid Cap Fund................................................................  $   1,251,494  $   3,347,860
Europe Fund.........................................................................  $   1,666,909  $     783,175
International Fund..................................................................  $     847,585  $     681,990
Japan Fund..........................................................................  $     334,198  $     439,916
Pacific Fund........................................................................  $   1,366,421  $   1,482,869
Worldwide Fund......................................................................  $     477,375  $     551,243


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 23

                             GT GLOBAL EQUITY FUNDS


In approving the continuation of the Plans, the Trustees determined that the continuation of the Plans was in the best interests of the shareholders. Agreements related to the Plans also must be approved by vote of the Trustees, including a majority of Trustees who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plan, or in any agreement related thereto.


Each Plan requires that, at least quarterly, the Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that as long as it is in effect, the selection and nomination of Trustees who are not "interested persons" of the Company will be committed to the discretion of the Trustees who are not "interested persons" of the Company, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell Class A shares of the Funds. The following table reviews the extent of such activity during the Funds' last three fiscal years:


                                                                      SALES CHARGES     AMOUNTS        AMOUNTS
                                FUND                                    COLLECTED      RETAINED       REALLOWED
--------------------------------------------------------------------  -------------  -------------  -------------
America Mid Cap Fund .......................................... 1996   $   363,803   $      90,365  $     273,438
                                                                1995     2,101,049         336,010      1,765,039
                                                                1994     1,213,567          80,807      1,132,760

Europe Fund ................................................... 1996   $   155,198   $      39,684  $     115,514
                                                                1995       258,281          51,964        206,317
                                                                1994     2,448,091         137,252      2,310,839

International Fund ............................................ 1996   $   106,879   $      28,270  $      78,609
                                                                1995       322,537          50,454        272,083
                                                                1994     1,230,657         106,490      1,124,167

Japan Fund .................................................... 1996   $   117,891   $      47,700  $      70,191
                                                                1995       480,623          78,489        402,134
                                                                1994       945,666          23,730        921,936

Pacific Fund .................................................. 1996   $   435,687   $     133,060  $     302,627
                                                                1995       734,983         141,263        593,720
                                                                1994     3,088,807         260,474      2,828,333

Worldwide Fund ................................................ 1996   $    75,820   $      21,390  $      54,430
                                                                1995       180,015          28,527        151,488
                                                                1994     1,067,748          89,742        978,006


GT Global receives contingent deferred sales charges payable with respect to redemptions of Class B shares and certain Class A shares. For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994, GT Global collected contingent deferred sales charges in the following amounts:


                               FUND                                      1996          1995          1994
-------------------------------------------------------------------  -------------  -----------  -------------
America Mid Cap Fund...............................................  $   1,901,165  $   925,863   $   130,809
Europe Fund........................................................  $     377,041  $   510,319   $   237,076
International Fund.................................................  $     345,483  $   329,959   $    32,916
Japan Fund.........................................................  $     330,744  $   213,714   $    88,454
Pacific Fund.......................................................  $     636,270  $   758,951   $   280,905
Worldwide Fund.....................................................  $     260,826  $   260,049   $    13,472


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



The Manager also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1995 and December 31, 1996, the accounting services fees paid by the America Mid Cap Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund, and Worldwide Fund were $79,918 and $173,767, $62,660 and $139,442, $40,655 and $77,934, $14,483 and $35,119, $53,724 and $135,182 and
$22,092 and $48,430, respectively.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 24

                             GT GLOBAL EQUITY FUNDS

EXPENSES OF THE FUNDS

Each Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees, generally are higher for non-U.S. securities. The allocation of general Company expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than America Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The Funds' portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day.


Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.


Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.



Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 25

                             GT GLOBAL EQUITY FUNDS


The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.



Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives is available or none is deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board, in good faith, will establish a conversion rate for such currency.



European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Funds' net asset values may not take place contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Manager, under the supervision of the Board, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES

A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge that would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 26

                             GT GLOBAL EQUITY FUNDS
within 20 days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that such entity has discretionary authority with respect to the money invested (e.g. by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES

To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Funds' Prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended (the "Code"). IRA applications are available from brokers, or GT Global.


EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $ 1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders owning Class A or Class B shares with a value of $10,000 or more of any of the Funds, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly or beginning quarterly on the 25th day of the month the investor first selects). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 27

                             GT GLOBAL EQUITY FUNDS
be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon 30 days' written notice or by a shareholder upon written notice to a Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES

The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.


REDEMPTIONS IN KIND

It is possible that conditions may arise in the future that would, in the Board's opinion, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.


--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 28

                             GT GLOBAL EQUITY FUNDS
December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES

Each Fund (other than the America Mid Cap Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.



If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 29

                             GT GLOBAL EQUITY FUNDS
by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by a Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by a Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.


If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 30

                             GT GLOBAL EQUITY FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.

Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and the Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 31

                             GT GLOBAL EQUITY FUNDS


                               INVESTMENT RESULTS


--------------------------------------------------------------------------------


STANDARDIZED RETURNS


Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power=ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A and Class B shares of the America Mid Cap Fund, stated as average annualized total returns for the periods shown, were:



                                                                            AMERICA MID CAP FUND    AMERICA MID CAP FUND
PERIOD                                                                           (CLASS A)               (CLASS B)
-------------------------------------------------------------------------  ----------------------  ----------------------
Fiscal year ended December 31, 1996......................................         10.16%           9.82%
For the five years ended December 31, 1996...............................         17.52%           N/A
April 1, 1993 (commencement of operations) through December 31, 1996.....         N/A              17.78%
June 9, 1987 (commencement of operations) through December 31, 1996......         14.49%           N/A



The Standardized Returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:



                                                                                               EUROPE FUND    EUROPE FUND
PERIOD                                                                                          (CLASS A)      (CLASS B)
--------------------------------------------------------------------------------------------  -------------  -------------
Fiscal year ended December 31, 1996.........................................................    13.93%       13.79%
For the five years ended December 31, 1996..................................................    6.07%        N/A
For the ten years ended December 31, 1996...................................................    7.13%        N/A
April 1, 1993 (commencement of operations) through December 31, 1996........................    N/A          10.07%



The Standardized Returns for the Class A and Class B shares of the International Fund, stated as average annualized total returns for the periods shown, were:



                                                                                    INTERNATIONAL FUND  INTERNATIONAL FUND
PERIOD                                                                                  (CLASS A)           (CLASS B)
----------------------------------------------------------------------------------  ------------------  ------------------
Fiscal year ended December 31, 1996...............................................       4.09%          3.80%
For the five years ended December 31, 1996........................................       4.73%          N/A
For the ten years ended December 31, 1996.........................................       7.94%          N/A
April 1, 1993 (commencement of operations) through December 31, 1996..............       N/A            6.37%



The Standardized Returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:



                                                                                                 JAPAN FUND   JAPAN FUND
PERIOD                                                                                            (CLASS A)    (CLASS B)
-----------------------------------------------------------------------------------------------  -----------  -----------
Fiscal year ended December 31, 1996............................................................   -11.82%     -12.45%
For the five years ended December 31, 1996.....................................................   0.06%       N/A
For the ten years ended December 31, 1996......................................................   7.55%       N/A
April 1, 1993 (commencement of operations) through December 31, 1996...........................   N/A         3.25%


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 32

                             GT GLOBAL EQUITY FUNDS


The Standardized Returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:



                                                                                               PACIFIC FUND  PACIFIC FUND
PERIOD                                                                                          (CLASS A)     (CLASS B)
---------------------------------------------------------------------------------------------  ------------  ------------
Fiscal year ended December 31, 1996..........................................................    14.34%      14.28%
For the five years ended December 31, 1996...................................................    7.83%       N/A
For the ten years ended December 31, 1996....................................................    10.97%      N/A
April 1, 1993 (commencement of operations) through December 31, 1996.........................    N/A         10.45%



The standardized Returns for the Class A and Class B shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:



                                                                                         WORLDWIDE FUND    WORLDWIDE FUND
PERIOD                                                                                     (CLASS A)         (CLASS B)
--------------------------------------------------------------------------------------  ----------------  ----------------
Fiscal year ended December 31, 1996...................................................      5.66%         5.24%
For the five years ended December 31, 1996............................................      7.64%         N/A
April 1, 1993 (commencement of operations) through December 31, 1996..................      N/A           7.10%
June 9, 1987 (commencement of operations) through December 31, 1996...................      8.34%         N/A



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.



Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power=ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.



The average annual Non-Standardized Returns for the Class A and Class B shares of the America Mid Cap Fund, stated as average annualized total returns for the periods shown, were:



                                                                            AMERICA MID CAP FUND    AMERICA MID CAP FUND
PERIOD                                                                           (CLASS A)               (CLASS B)
-------------------------------------------------------------------------  ----------------------  ----------------------
Fiscal year ended December 31, 1996......................................         15.65%           14.82%
April 1, 1993 (commencement of operations) through December 31, 1996.....         N/A              18.29%
June 9, 1987 (commencement of operations) through December 31, 1996......         15.07%           N/A



The average annual Non-Standardized Returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:



                                                                                               EUROPE FUND    EUROPE FUND
PERIOD                                                                                          (CLASS A)      (CLASS B)
--------------------------------------------------------------------------------------------  -------------  -------------
Fiscal year ended December 31, 1996.........................................................    19.61%       18.79%
April 1, 1993 (commencement of operations) through December 31, 1996........................    N/A          10.68%
July 19, 1985 (commencement of operations) through December 31, 1996........................    12.91%       N/A



The average annual Non-Standardized Returns for the Class A and Class B shares of the International Fund, stated as average annualized total returns for the periods shown, were:



                                                                                    INTERNATIONAL FUND  INTERNATIONAL FUND
PERIOD                                                                                  (CLASS A)           (CLASS B)
----------------------------------------------------------------------------------  ------------------  ------------------
Fiscal year ended December 31, 1996...............................................       9.28%          8.67%
April 1, 1993 (commencement of operations) through December 31, 1996..............       N/A            7.04%
July 19, 1985 (commencement of operations) through December 31, 1996..............       13.63%         N/A



The average annual Non-Standardized Returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:



                                                                                                 JAPAN FUND   JAPAN FUND
PERIOD                                                                                            (CLASS A)    (CLASS B)
-----------------------------------------------------------------------------------------------  -----------  -----------
Fiscal year ended December 31, 1996............................................................    -7.43%     -8.05%
April 1, 1993 (commencement of operations) through December 31, 1996...........................    N/A        3.95%
July 19, 1985 (commencement of operations) through December 31, 1996...........................    13.69%     N/A


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 33

                             GT GLOBAL EQUITY FUNDS


The average annual Non-Standardized Returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:



                                                                                               PACIFIC FUND  PACIFIC FUND
PERIOD                                                                                          (CLASS A)     (CLASS B)
---------------------------------------------------------------------------------------------  ------------  ------------
Fiscal year ended December 31, 1996..........................................................    20.04%      19.28%
April 1, 1993 (commencement of operations) through December 31, 1996.........................    N/A         11.05%
January 19, 1977 (commencement of operations) through December 31, 1996......................    13.76%      N/A



The average annual Non-Standardized Returns for the Class A and Class B shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:



                                                                                         WORLDWIDE FUND    WORLDWIDE FUND
PERIOD                                                                                     (CLASS A)         (CLASS B)
--------------------------------------------------------------------------------------  ----------------  ----------------
Fiscal year ended December 31, 1996...................................................      10.92%        10.16%
April 1, 1993 (commencement of operations) through December 31, 1996..................      N/A           7.76%
June 9, 1987 (commencement of operations) through December 31, 1996...................      8.89%         N/A



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the America Mid Cap Fund, stated as aggregate total returns for the periods shown, were:



                                                                            AMERICA MID CAP FUND    AMERICA MID CAP FUND
PERIOD                                                                           (CLASS A)               (CLASS B)
-------------------------------------------------------------------------  ----------------------  ----------------------
April 1, 1993 (commencement of operations) through December 31, 1996.....         N/A              87.74%
June 9, 1987 (commencement of operations) through December 31, 1996......         282.75%          N/A



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:



                                                                                               EUROPE FUND    EUROPE FUND
PERIOD                                                                                          (CLASS A)      (CLASS B)
--------------------------------------------------------------------------------------------  -------------  -------------
April 1, 1993 (commencement of operations) through December 31, 1996........................    N/A          46.33%
July 19, 1985 (commencement of operations) through December 31, 1996........................    301.82%      N/A



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the International Fund, stated as aggregate total returns for the periods shown, were:



                                                                                    INTERNATIONAL FUND  INTERNATIONAL FUND
PERIOD                                                                                  (CLASS A)           (CLASS B)
----------------------------------------------------------------------------------  ------------------  ------------------
April 1, 1993 (commencement of operations) through December 31, 1996..............      N/A             29.05%
July 19, 1985 (commencement of operations) through December 31, 1996..............      332.07%         N/A



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:



                                                                                                 JAPAN FUND   JAPAN FUND
PERIOD                                                                                            (CLASS A)    (CLASS B)
-----------------------------------------------------------------------------------------------  -----------  -----------
April 1, 1993 (commencement of operations) through December 31, 1996...........................   N/A         15.65%
July 19, 1985 (commencement of operations) through December 31, 1996...........................   334.83%     N/A



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:



                                                                                               PACIFIC FUND  PACIFIC FUND
PERIOD                                                                                          (CLASS A)     (CLASS B)
---------------------------------------------------------------------------------------------  ------------  ------------
April 1, 1993 (commencement of operations) through December 31, 1996.........................   N/A          48.17%
January 19, 1977 (commencement of operations) through December 31, 1996......................   1209.45%     N/A



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:



                                                                                         WORLDWIDE FUND    WORLDWIDE FUND
PERIOD                                                                                     (CLASS A)         (CLASS B)
--------------------------------------------------------------------------------------  ----------------  ----------------
April 1, 1993 (commencement of operations) through December 31, 1996..................     N/A            32.34%
June 9, 1987 (commencement of operations) through December 31, 1996...................     125.78%        N/A


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 34

                             GT GLOBAL EQUITY FUNDS


The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B of the America Mid Cap Fund, stated as aggregate total returns for the periods shown, were:



                                                                            AMERICA MID CAP FUND    AMERICA MID CAP FUND
PERIOD                                                                           (CLASS A)               (CLASS B)
-------------------------------------------------------------------------  ----------------------  ----------------------
April 1, 1993 (commencement of operations) through December 31, 1996.....         N/A              84.74%
June 9, 1987 (commencement of operations) through December 31, 1996......         264.57%          N/A



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:



                                                                                               EUROPE FUND    EUROPE FUND
PERIOD                                                                                          (CLASS A)      (CLASS B)
--------------------------------------------------------------------------------------------  -------------  -------------
April 1, 1993 (commencement of operations) through December 31, 1996........................    N/A          43.33%
July 19, 1985 (commencement of operations) through December 31, 1996........................    282.74%      N/A



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the International Fund, stated as aggregate total returns for the periods shown, were:



                                                                                    INTERNATIONAL FUND  INTERNATIONAL FUND
PERIOD                                                                                  (CLASS A)           (CLASS B)
----------------------------------------------------------------------------------  ------------------  ------------------
April 1, 1993 (commencement of operations) through December 31, 1996..............      N/A             26.07%
July 19, 1985 (commencement of operations) through December 31, 1996..............      311.54%         N/A



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:



                                                                                                 JAPAN FUND   JAPAN FUND
PERIOD                                                                                            (CLASS A)    (CLASS B)
-----------------------------------------------------------------------------------------------  -----------  -----------
April 1, 1993 (commencement of operations) through December 31, 1996...........................    N/A        12.76%
July 19, 1985 (commencement of operations) through December 31, 1996...........................    314.18%    N/A



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:



                                                                                               PACIFIC FUND  PACIFIC FUND
PERIOD                                                                                          (CLASS A)     (CLASS B)
---------------------------------------------------------------------------------------------  ------------  ------------
April 1, 1993 (commencement of operations) through December 31, 1996.........................   N/A          45.17%
January 19, 1977 (commencement of operations) through December 31, 1996......................   1147.25%     N/A



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:



                                                                                         WORLDWIDE FUND    WORLDWIDE FUND
PERIOD                                                                                     (CLASS A)         (CLASS B)
--------------------------------------------------------------------------------------  ----------------  ----------------
April 1, 1993 (commencement of operations) through December 31, 1996..................     N/A            29.34%
June 9, 1987 (commencement of operations) through December 31, 1996...................     115.06%        N/A



Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare a Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 35

                             GT GLOBAL EQUITY FUNDS

        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.


        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States.


        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.


       (19) Various publications including ratings agencies such as Moody's, S&P and Fitch.


       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 36

                             GT GLOBAL EQUITY FUNDS

       (21) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act as amended, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.


GT Global believes each Fund is an appropriate investment for long-term investment goals including funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 37

                             GT GLOBAL EQUITY FUNDS
those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may be available for purchase through retirement plans or other programs offering deferral of income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these accounts and plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.


GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk, liquidity risk and inflation risk. Risk

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 38

                             GT GLOBAL EQUITY FUNDS
represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


From time to time, the Funds and GT Global will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.


 3) The number of listed companies: IFC, LGT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, LGT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager or GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager or GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


                  STATEMENT OF ADDITIONAL INFORMATION PAGE 39

                             GT GLOBAL EQUITY FUNDS

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories. "A-1" and "A-2" are the two highest commercial paper rating categories. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 40

                             GT GLOBAL EQUITY FUNDS

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

PLUS (+) OR MINUS (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
The audited financial statements of each Fund as of December 31, 1996, and for the fiscal year then ended, appear on the following pages.

                  STATEMENT OF ADDITIONAL INFORMATION PAGE 41

                        GT GLOBAL WORLDWIDE GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Worldwide Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Worldwide Growth Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                       F1

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (19.4%)
  Federated Department Stores, Inc.-/- ......................   US             82,000   $  2,798,250         1.6
    RETAILERS-APPAREL
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ             25,000      2,025,000         1.1
    TELEPHONE NETWORKS
  EMI Group PLC .............................................   UK             82,480      1,956,075         1.1
    LEISURE & TOURISM
  Rentokil Group PLC ........................................   UK            239,000      1,804,777         1.0
    CONSUMER SERVICES
  Koninklijke Ahold N.V. ....................................   NETH           26,647      1,667,367         0.9
    RETAILERS-FOOD
  Reuters Holdings PLC ......................................   UK            125,600      1,616,240         0.9
    BROADCASTING & PUBLISHING
  Carrefour Supermarche .....................................   FR              2,475      1,613,050         0.9
    RETAILERS-FOOD
  Adecco - Bearer-/- ........................................   SWTZ            6,410      1,609,686         0.9
    CONSUMER SERVICES
  Elsevier N.V. .............................................   NETH           92,651      1,567,444         0.9
    BROADCASTING & PUBLISHING
  Telecom Italia Mobile S.p.A. ..............................   ITLY          604,510      1,534,218         0.9
    WIRELESS COMMUNICATIONS
  Aoyama Trading Co., Ltd. ..................................   JPN            57,000      1,516,586         0.8
    RETAILERS-APPAREL
  DDI Corp. .................................................   JPN               220      1,455,771         0.8
    WIRELESS COMMUNICATIONS
  Burton Group PLC ..........................................   UK            542,000      1,447,808         0.8
    RETAILERS-APPAREL
  Telefonica de Espana-/- ...................................   SPN            56,700      1,317,436         0.7
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            100,800      1,271,219         0.7
    BROADCASTING & PUBLISHING
  Portugal Telecom S.A. - Registered ........................   PORT           43,660      1,245,014         0.7
    TELEPHONE NETWORKS
  Sol Melia S.A.-/- .........................................   SPN            33,256      1,191,742         0.7
    LEISURE & TOURISM
  Stet Societa' Finanziaria Telefonica S.p.A. ...............   ITLY          248,600      1,131,089         0.6
    TELEPHONE NETWORKS
  Comptoirs Modernes ........................................   FR              2,080      1,124,324         0.6
    RETAILERS-FOOD
  Compass Group PLC .........................................   UK             85,367        906,293         0.5
    RESTAURANTS
  Advanced Info. Service - Foreign ..........................   THAI           95,000        889,201         0.5
    WIRELESS COMMUNICATIONS
  Telecel - Comunicacaoes Pessoais, S.A.-/- .................   PORT           13,498        862,130         0.5
    WIRELESS COMMUNICATIONS
  Dixons Group PLC ..........................................   UK             92,100        856,341         0.5
    RETAILERS-APPAREL
  Granada Group PLC .........................................   UK             52,000        768,425         0.4
    LEISURE & TOURISM
  Cordiant PLC-/- ...........................................   UK            407,000        728,279         0.4
    BROADCASTING & PUBLISHING

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Seven-Eleven Japan Ltd. ...................................   JPN               500   $     29,285          --
    RETAILERS-OTHER
  Kobenhavns Lufthavne AS ...................................   DEN               139         14,166          --
    TRANSPORTATION - AIRLINES
                                                                                        ------------
                                                                                          34,947,216
                                                                                        ------------
Finance (16.2%)
  American International Group, Inc. ........................   US             32,200      3,485,650         1.9
    INSURANCE - MULTI-LINE
  United Overseas Bank Ltd. - Foreign .......................   SING          260,000      2,899,628         1.6
    BANKS-MONEY CENTER
  ITT Hartford Group, Inc. ..................................   US             35,700      2,409,750         1.3
    INSURANCE - MULTI-LINE
  Australia & New Zealand Banking Group Ltd. ................   AUSL          335,300      2,112,441         1.2
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK             89,600      1,917,352         1.1
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            246,550      1,882,899         1.0
    INSURANCE - MULTI-LINE
  Barclays PLC ..............................................   UK            103,600      1,777,521         1.0
    BANKS-MONEY CENTER
  AEGON N.V. ................................................   NETH           22,168      1,414,077         0.8
    INSURANCE-LIFE
  3I Group PLC ..............................................   UK            167,670      1,398,207         0.8
    INVESTMENT MANAGEMENT
  Nichiei Co., Ltd. .........................................   JPN            18,000      1,329,475         0.7
    OTHER FINANCIAL
  Banco Popular Espanol S.A. ................................   SPN             5,890      1,157,483         0.6
    BANKS-MONEY CENTER
  Storebrand "A"-/- .........................................   NOR           178,202      1,023,498         0.6
    INSURANCE - MULTI-LINE
  Mapfre Vida Seguros .......................................   SPN            13,227        917,409         0.5
    INSURANCE-LIFE
  Skandia Forsakrings AB ....................................   SWDN           30,929        876,214         0.5
    INSURANCE - MULTI-LINE
  Cheung Kong (Holdings) Ltd. ...............................   HK             84,000        746,703         0.4
    REAL ESTATE
  Henderson Land Development Co., Ltd. ......................   HK             72,000        726,144         0.4
    REAL ESTATE
  JACCS Co., Ltd. ...........................................   JPN            80,000        621,977         0.3
    CONSUMER FINANCE
  Thai Farmers Bank Public Co., Ltd. SEC{\/} ................   THAI          112,000        574,560         0.3
    BANKS-MONEY CENTER
  M & G Group PLC ...........................................   UK             28,670        542,472         0.3
    INVESTMENT MANAGEMENT
  Cardif S.A. ...............................................   FR              2,779        383,588         0.2
    INSURANCE - MULTI-LINE
  Land and House Co., Ltd. - Foreign ........................   THAI           50,000        364,650         0.2
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Korea Exchange Bank .......................................   KOR            39,650   $    360,027         0.2
    BANKS-MONEY CENTER
  Kookmin Bank-/- ...........................................   KOR            16,820        274,071         0.2
    BANKS-MONEY CENTER
  Phatra Thanakit Co., Ltd. - Foreign .......................   THAI           61,900        176,229         0.1
    INVESTMENT MANAGEMENT
                                                                                        ------------
                                                                                          29,372,025
                                                                                        ------------
Health Care (10.2%)
  Sola International, Inc.-/- ...............................   US            129,000      4,902,000         2.7
    MEDICAL TECHNOLOGY & SUPPLIES
  Novartis AG-/- ............................................   SWTZ            1,925      2,205,549         1.2
    PHARMACEUTICALS
  Bayer AG ..................................................   GER            51,310      2,095,103         1.2
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            93,000      1,952,229         1.1
    PHARMACEUTICALS
  Schering AG ...............................................   GER            19,250      1,625,862         0.9
    PHARMACEUTICALS
  Taisho Pharmaceuticals ....................................   JPN            65,000      1,532,913         0.9
    PHARMACEUTICALS
  Sanofi S.A. ...............................................   FR             12,372      1,232,423         0.7
    PHARMACEUTICALS
  Astra AB "A" Free .........................................   SWDN           23,730      1,173,856         0.7
    PHARMACEUTICALS
  Siemens AG - New-/- .......................................   GER            22,020      1,038,004         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  M.L. Laboratories PLC-/- ..................................   UK            115,291        402,729         0.2
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          18,160,668
                                                                                        ------------
Consumer Non-Durables (7.7%)
  Sunbeam-Oster Co., Inc. ...................................   US            181,000      4,660,750         2.6
    HOUSEHOLD PRODUCTS
  Schweitzer-Mauduit International, Inc. ....................   US            110,000      3,478,750         1.9
    TOBACCO
  Amway Japan Ltd. ..........................................   JPN            64,400      2,069,523         1.2
    HOUSEHOLD PRODUCTS
  Gucci Group - NY Registered Shares{\/} ....................   ITLY           22,990      1,468,486         0.8
    TEXTILES & APPAREL
  Parmalat Finanziaria S.p.A. ...............................   ITLY          505,420        773,977         0.4
    FOOD
  Vendex International N.V. .................................   NETH           17,699        757,796         0.4
    OTHER CONSUMER GOODS
  Giordano International Ltd. ...............................   HK            864,000        737,316         0.4
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          13,946,598
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (7.6%)
  Eastman Kodak Co. .........................................   US             52,800   $  4,237,200         2.3
    MISC. MATERIALS & COMMODITIES
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           108,000      2,134,740         1.2
    PAPER/PACKAGING
  Fernz Corp., Ltd. .........................................   NZ            540,000      1,850,622         1.0
    CHEMICALS
  Western Mining Corporation Holdings Ltd. ..................   AUSL          265,000      1,669,540         0.9
    METALS - NON-FERROUS
  Pilkington PLC ............................................   UK            515,680      1,395,162         0.8
    BUILDING MATERIALS & COMPONENTS
  SGL Carbon AG .............................................   GER             9,080      1,145,332         0.6
    METALS - NON-FERROUS
  Fletcher Challenge Paper{/\} ..............................   NZ            512,000      1,045,396         0.6
    PAPER/PACKAGING
  Siam Cement Co., Ltd. - Foreign ...........................   THAI           13,700        431,715         0.2
    CEMENT
                                                                                        ------------
                                                                                          13,909,707
                                                                                        ------------
Capital Goods (7.0%)
  Premier Farnell PLC .......................................   UK            154,758      1,990,124         1.1
    INDUSTRIAL COMPONENTS
  Smiths Industries PLC .....................................   UK            142,040      1,950,618         1.1
    AEROSPACE/DEFENSE
  General Electric PLC-/- ...................................   UK            286,730      1,880,438         1.0
    AEROSPACE/DEFENSE
  Canon, Inc. ...............................................   JPN            75,000      1,658,604         0.9
    OFFICE EQUIPMENT
  Lockheed Martin Corp. .....................................   US             17,200      1,573,800         0.9
    AEROSPACE/DEFENSE
  Boeing Co. ................................................   US             14,600      1,553,075         0.9
    AEROSPACE/DEFENSE
  Bic .......................................................   FR              9,909      1,488,263         0.8
    OFFICE EQUIPMENT
  Telefonaktiebolaget LM Ericsson "B" .......................   SWDN           18,683        578,650         0.3
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          12,673,572
                                                                                        ------------
Multi-Industry/Miscellaneous (6.5%)
  General Electric Co. ......................................   US             31,300      3,094,788         1.7
    CONGLOMERATE
  Citic Pacific Ltd. ........................................   HK            356,000      2,066,770         1.1
    CONGLOMERATE
  Hutchison Whampoa .........................................   HK            196,000      1,539,566         0.9
    MULTI-INDUSTRY
  Kinnevik AB "B" Free ......................................   SWDN           46,850      1,292,869         0.7
    MULTI-INDUSTRY
  Parkway Holdings Ltd. .....................................   SING          264,000      1,038,033         0.6
    MULTI-INDUSTRY
  Straits Steamship Land Ltd. ...............................   SING          297,000        951,215         0.5
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                       F5

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Wrightson Ltd. ............................................   NZ          1,000,000   $    869,135         0.5
    MULTI-INDUSTRY
  Fletcher Challenge Ltd. ...................................   NZ            250,000        768,443         0.4
    MULTI-INDUSTRY
  United Industrial Corp. ...................................   SING          278,000        234,515         0.1
    CONGLOMERATE
                                                                                        ------------
                                                                                          11,855,334
                                                                                        ------------
Technology (5.6%)
  Intel Corporation .........................................   US             30,800      4,032,875         2.2
    SEMICONDUCTORS
  3Com Corp.-/- .............................................   US             48,300      3,544,013         2.0
    NETWORKING
  Group Axime-/- ............................................   FR              9,208      1,066,564         0.6
    COMPUTERS & PERIPHERALS
  Cap Gemini N.V. ...........................................   NETH           32,750        952,520         0.5
    COMPUTERS & PERIPHERALS
  Bowthorpe PLC .............................................   UK             76,000        588,219         0.3
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                          10,184,191
                                                                                        ------------
Energy (5.5%)
  Transocean Offshore, Inc. .................................   US             53,800      3,369,225         1.9
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) - ADR-/- {\/} ........   BRZL          138,200      2,142,100         1.2
    GAS PRODUCTION & DISTRIBUTION
  United Utilities PLC ......................................   UK            125,700      1,336,639         0.7
    ENERGY SOURCES
  Elektrowatt AG-/- .........................................   SWTZ            2,927      1,165,987         0.7
    ELECTRICAL & GAS UTILITIES
  ABB Asea Brown Boveri Ltd. - Bearer .......................   SWTZ              913      1,136,132         0.6
    ENERGY EQUIPMENT & SERVICES
  Korea Electric Power Corp. ................................   KOR            26,000        759,169         0.4
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd.: ..............................................   KOR                --             --          --
    OIL
    New-/- ..................................................   --              1,789         32,956          --
    New 2-/- ................................................   --                144          2,653          --
                                                                                        ------------
                                                                                           9,944,861
                                                                                        ------------
Consumer Durables (4.4%)
  Futuris Corp., Ltd. .......................................   AUSL        1,248,100      1,705,515         0.9
    AUTO PARTS
  Bridgestone Corp. .........................................   JPN            85,000      1,615,411         0.9
    AUTO PARTS
  Volkswagen AG .............................................   GER             3,844      1,599,584         0.9
    AUTOMOBILES
  BBA Group PLC .............................................   UK            234,740      1,422,909         0.8
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

                                       F6

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (Continued)
  Sharp Corp. ...............................................   JPN            74,000   $  1,054,768         0.6
    CONSUMER ELECTRONICS
  Valeo S.A. ................................................   FR              8,400        518,919         0.3
    AUTO PARTS
                                                                                        ------------
                                                                                           7,917,106
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $135,759,279) ................                            162,911,278        90.1
                                                                                        ------------       -----

                                                                            No. of                       % of Net
Warrants                                                       Country     Warrants                       Assets
-------------------------------------------------------------  --------   -----------                  -------------
  Straits Steamship Land Ltd. Warrants, expire
   12/12/00-/- ..............................................   SING           74,250         80,153         0.1
    CONGLOMERATE
  Thai Farmers Bank Ltd. Warrants, expire 9/15/02-/- ........   THAI            7,000          6,620          --
    BANKS-MONEY CENTER
                                                                                        ------------       -----

TOTAL WARRANTS (cost $48,726) ...............................                                 86,773         0.1
                                                                                        ------------       -----

                                                                                                         % of Net
Repurchase Agreement                                                                                      Assets
-------------------------------------------------------------                                          -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $20,080,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $20,504,050,
   including accrued interest). (cost $20,100,489) ..........                             20,100,489        11.1
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $155,908,494)  * ....................                            183,098,540       101.3
Other Assets and Liabilities ................................                             (2,278,697)       (1.3)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $180,819,843       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {/\}  Australian currency denominated.
          * For Federal income tax purposes, cost is $156,287,161 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  31,053,807
                 Unrealized depreciation:            (4,242,428)
                                                  -------------
                 Net unrealized appreciation:     $  26,811,379
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    SEC--Share Entitlement Certificate

    The accompanying notes are an integral part of the financial statements.

                                       F7

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               Percentage of Net Assets {d}
                                        -------------------------------------------
                                                 Fixed Income,
                                                   Rights &      Short-term
Country (Country Code/Currency Code)    Equity     Warrants       & Other     Total
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    3.0                                   3.0
Brazil (BRZL/BRL) ....................    1.2                                   1.2
France (FR/FRF) ......................    4.1                                   4.1
Germany (GER/DEM) ....................    4.2                                   4.2
Hong Kong (HK/HKD) ...................    4.3                                   4.3
Italy (ITLY/ITL) .....................    2.7                                   2.7
Japan (JPN/JPY) ......................    8.2                                   8.2
Korea (KOR/KRW) ......................    0.8                                   0.8
Mexico (MEX/MXN) .....................    1.2                                   1.2
Netherlands (NETH/NLG) ...............    3.5                                   3.5
New Zealand (NZ/NZD) .................    3.6                                   3.6
Norway (NOR/NOK) .....................    0.6                                   0.6
Portugal (PORT/PTE) ..................    1.2                                   1.2
Singapore (SING/SGD) .................    2.8         0.1                       2.9
Spain (SPN/ESP) ......................    2.5                                   2.5
Sweden (SWDN/SEK) ....................    2.2                                   2.2
Switzerland (SWTZ/CHF) ...............    3.4                                   3.4
Thailand (THAI/THB) ..................    1.3                                   1.3
United Kingdom (UK/GBP) ..............   15.4                                  15.4
United States & Other (US/USD) .......   23.9                        9.8       33.7
                                        ------      -----          -----      -----
Total  ...............................   90.1         0.1            9.8      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $180,819,843.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 Forward Foreign Currency Contracts Outstanding
                               December 31, 1996

                                           Market Value     Contract    Delivery    Unrealized
Contracts to Sell:                        (U.S. Dollars)      Price       Date     Appreciation
----------------------------------------  --------------   -----------  --------  --------------
French Francs...........................     3,869,685         5.09700  02/06/97   $    54,192
French Francs...........................     2,362,192         5.07000  02/19/97        44,120
Japanese Yen............................     2,707,607       111.74500  02/06/97        82,227
Japanese Yen............................     2,607,668       110.48000  02/12/97       107,756
Japanese Yen............................     2,779,774       110.38500  02/12/97       117,359
Swiss Francs............................     4,068,462         1.31200  03/19/97        47,392
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $18,848,434)..................    18,395,388                                 453,046
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.17%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   453,046
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $135,808,005) (Note 1)........................  $162,998,051
  Repurchase agreement, at value and cost.................................................    20,100,489
  U.S. currency.................................................................  $    106
  Foreign currencies (cost $607,474)............................................   609,578       609,684
                                                                                  --------
  Receivable for securities sold..........................................................     3,643,988
  Receivable for open forward foreign currency contracts, net (Note 1)....................       453,046
  Receivable for Fund shares sold.........................................................       310,906
  Dividends and dividend withholding tax reclaims receivable..............................       270,020
  Miscellaneous receivable................................................................        16,481
  Cash held as collateral for securities loaned (Note 1)..................................    10,713,362
                                                                                            ------------
    Total assets..........................................................................   199,116,027
                                                                                            ------------
Liabilities:
  Payable for Fund shares repurchased.....................................................     5,331,764
  Payable for securities purchased........................................................     1,778,696
  Payable for investment management and administration fees (Note 2)......................       149,192
  Payable for printing and postage expenses...............................................       103,584
  Payable for service and distribution expenses (Note 2)..................................        81,488
  Payable for transfer agent fees (Note 2)................................................        68,179
  Payable for professional fees...........................................................        42,534
  Payable for registration and filing fees................................................        11,143
  Payable for Trustees' fees and expenses (Note 2)........................................         6,053
  Payable for fund accounting fees (Note 2)...............................................         3,553
  Payable for custodian fees (Note 1).....................................................           241
  Other accrued expenses..................................................................         6,395
  Collateral for securities loaned (Note 1)...............................................    10,713,362
                                                                                            ------------
    Total liabilities.....................................................................    18,296,184
                                                                                            ------------
Net assets................................................................................  $180,819,843
                                                                                            ------------
                                                                                            ------------
Class A:
Net asset value and redemption price per share ($125,555,861 DIVIDED BY 7,514,931 shares
 outstanding).............................................................................  $      16.71
                                                                                            ------------
                                                                                            ------------
Maximum offering price per share (100/95.25 of $16.71) *..................................  $      17.54
                                                                                            ------------
                                                                                            ------------
Class B:+
Net asset value and offering price per share ($52,809,064 DIVIDED BY 3,253,378 shares
 outstanding).............................................................................  $      16.23
                                                                                            ------------
                                                                                            ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($2,454,918
 DIVIDED BY 146,000 shares outstanding)...................................................  $      16.81
                                                                                            ------------
                                                                                            ------------
Net assets consist of:
  Paid in capital (Note 4)................................................................  $146,425,969
  Accumulated net realized gain on investments and foreign currency transactions..........     6,708,041
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies.............................................................................       495,787
  Net unrealized appreciation of investments..............................................    27,190,046
                                                                                            ------------
Total -- representing net assets applicable to capital shares outstanding.................  $180,819,843
                                                                                            ------------
                                                                                            ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $328,211)...............................  $ 3,040,557
  Interest income............................................................................      552,838
  Other income...............................................................................        1,634
                                                                                               -----------
    Total investment income..................................................................    3,595,029
                                                                                               -----------
Expenses:
  Investment management and administration fees (Note 2).....................................    1,885,798
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $   477,375
    Class B.....................................................................      551,243    1,028,618
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................      532,176
  Custodian fees (Note 1)....................................................................      123,165
  Printing and postage expenses (Note 2).....................................................       82,142
  Audit fees.................................................................................       51,972
  Fund accounting fees.......................................................................       48,430
  Registration and filing fees...............................................................       40,265
  Trustees' fees and expenses (Note 2).......................................................       15,372
  Legal fees.................................................................................       11,712
  Other expenses.............................................................................       14,952
                                                                                               -----------
    Total expenses before reductions.........................................................    3,834,602
                                                                                               -----------
      Expense reductions (Notes 1 & 5).......................................................     (157,930)
                                                                                               -----------
    Total net expenses.......................................................................    3,676,672
                                                                                               -----------
Net investment loss..........................................................................      (81,643)
                                                                                               -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments..............................................   18,255,475
  Net realized gain on foreign currency transactions............................    3,244,503
                                                                                  -----------
    Net realized gain during the year........................................................   21,499,978
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................      111,081
  Net change in unrealized appreciation of investments..........................   (1,481,639)
                                                                                  -----------
    Net unrealized depreciation during the year..............................................   (1,370,558)
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies.......................   20,129,420
                                                                                               -----------
Net increase in net assets resulting from operations.........................................  $20,047,777
                                                                                               -----------
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL WORLDWIDE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                     Year ended          Year ended
                                                                                  December 31, 1996   December 31, 1995
                                                                                  -----------------   -----------------
Decrease in net assets
Operations:
  Net investment loss...........................................................    $     (81,643)      $    (458,117)
  Net realized gain on investments and foreign currency transactions............       21,499,978           9,995,501
  Net change in unrealized appreciation (depreciation) on translation of assets
   and liabilities in foreign currencies........................................          111,081            (595,367)
  Net change in unrealized appreciation (depreciation) of investments...........       (1,481,639)         11,340,575
                                                                                  -----------------   -----------------
    Net increase in net assets resulting from operations........................       20,047,777          20,282,592
                                                                                  -----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.........................................      (13,087,564)         (3,836,040)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.........................................       (5,727,628)         (1,484,807)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.........................................         (175,598)            (44,576)
                                                                                  -----------------   -----------------
    Total distributions.........................................................      (18,990,790)         (5,365,423)
                                                                                  -----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..............................      290,210,249         134,626,823
  Decrease from capital shares repurchased......................................     (314,217,462)       (180,807,770)
                                                                                  -----------------   -----------------
    Net decrease from capital share transactions................................      (24,007,213)        (46,180,947)
                                                                                  -----------------   -----------------
Total decrease in net assets....................................................      (22,950,226)        (31,263,778)
Net assets:
  Beginning of year.............................................................      203,770,069         235,033,847
                                                                                  -----------------   -----------------
  End of year*..................................................................    $ 180,819,843       $ 203,770,069
                                                                                  -----------------   -----------------
                                                                                  -----------------   -----------------
  --------------
   *Includes undistributed net investment income of.............................    $           0       $           0
                                                                                  -----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                            1996 *      1995 *       1994       1993 *       1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.82   $   15.53   $   17.47   $   14.47   $   14.07
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.03        0.00        0.00        0.04        0.07
  Net realized and unrealized gain
   (loss) on investments................       1.79        1.74       (1.16)       3.92        0.39
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.82        1.74       (1.16)       3.96        0.46
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --          --          --
  From net realized gain on
   investments..........................      (1.93)      (0.45)      (0.78)      (0.96)      (0.06)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.93)      (0.45)      (0.78)      (0.96)      (0.06)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   16.71   $   16.82   $   15.53   $   17.47   $   14.47
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      10.92%      11.23%      (6.65)%      27.6%        3.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 125,556   $ 145,982   $ 182,467   $ 193,997   $ 141,310
Ratio of net investment income (loss) to
 average net assets.....................       0.14%      (0.06)%     (0.01)%       0.9%        0.5%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.72%       1.87%       1.81%        1.9%        2.1%
  Without expense reductions............       1.80%       1.93%       1.84%         --**        --**
Portfolio turnover rate++++.............         80%        113%         86%         92%         95%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0263         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commision rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  *  Calculated based upon average shares outstanding during the period.
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F12

                        GT GLOBAL WORLDWIDE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                            Advisor Class+++
                                          -------------------------------------------------  ----------------------------
                                                                              April 1, 1993      Year       June 1, 1995
                                               Year ended December 31,             to            ended           to
                                          ----------------------------------  December 31,   December 31,   December 31,
                                            1996 *      1995 *       1994        1993 *         1996 *         1995 *
                                          ----------  ----------  ----------  -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.50   $   15.34   $   17.39     $   15.67      $   16.86      $   15.26
                                          ----------  ----------  ----------  -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.09)      (0.12)      (0.11)        (0.04)          0.09           0.03
  Net realized and unrealized gain
   (loss) on investments................       1.75        1.73       (1.16)         2.72           1.79           2.02
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............       1.66        1.61       (1.27)         2.68           1.88           2.05
                                          ----------  ----------  ----------  -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --            --             --             --
  From net realized gain on
   investments..........................      (1.93)      (0.45)      (0.78)        (0.96)         (1.93)         (0.45)
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Total distributions.................      (1.93)      (0.45)      (0.78)        (0.96)         (1.93)         (0.45)
                                          ----------  ----------  ----------  -------------  -------------  -------------
Net asset value, end of period..........  $   16.23   $   16.50   $   15.34     $   17.39      $   16.81      $   16.86
                                          ----------  ----------  ----------  -------------  -------------  -------------
                                          ----------  ----------  ----------  -------------  -------------  -------------

Total investment return (c).............      10.16%      10.52%      (7.32)%        17.3%(a)       11.31%        13.46%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  52,809   $  56,095   $  52,567     $  20,592      $   2,455      $   1,693
Ratio of net investment income (loss) to
 average net assets.....................      (0.51)%     (0.71)%     (0.66)%        (0.4)%(b)        0.49%        0.29%(b)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.37%       2.52%       2.46%          2.5%(b)        1.37%         1.52%(b)
  Without expense reductions............       2.45%       2.58%       2.49%           --* *        1.45%          1.58%(b)
Portfolio turnover rate++++.............         80%        113%         86%           92%            80%           113%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0263         N/A         N/A           N/A      $  0.0263            N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commision rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  *  Calculated based upon average shares outstanding during the period.
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F13

                        GT GLOBAL WORLDWIDE GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global Worldwide Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates from management.

(A) Portfolio Valuation
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F14

                        GT GLOBAL WORLDWIDE GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of approximately $10,156,208 were on loan to brokers. The loans were secured by cash collateral of $10,713,362, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1996, the Fund received securities lending fees of $74,109 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

                                      F15

                        GT GLOBAL WORLDWIDE GROWTH FUND

(J) Distribution to Shareholders
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000.

2. Related Parties
Chancellor LGT Asset Management is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc., an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $21,390 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $204 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1996, GT Global collected CDSC's in the amount of $260,826. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

                                      F16

                        GT GLOBAL WORLDWIDE GROWTH FUND

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.
The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $144,310,622 and $181,937,744, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions

                                                                      Year ended                  Year ended
                                                                  December 31, 1996           December 31, 1995
                                                              --------------------------  --------------------------
Class A                                                         Shares        Amount        Shares        Amount
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................   14,357,786  $ 250,471,583    6,947,488  $ 112,415,112
Shares issued in connection with reinvestment of
  distributions.............................................      670,053     11,082,654      198,449      3,306,220
                                                              -----------  -------------  -----------  -------------
                                                               15,027,839    261,554,237    7,145,937    115,721,332
Shares repurchased..........................................  (16,192,391)  (283,412,820) (10,218,028)  (163,317,151)
                                                              -----------  -------------  -----------  -------------
Net decrease................................................   (1,164,552) $ (21,858,583)  (3,072,091) $ (47,595,819)
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                      Year ended                  Year ended
                                                                  December 31, 1996           December 31, 1995
                                                              --------------------------  --------------------------
Class B                                                         Shares        Amount        Shares        Amount
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................      854,412  $  14,531,361    1,002,715  $  15,948,611
Shares issued in connection with reinvestment of
  distributions.............................................      308,538      4,961,416       79,120      1,293,841
                                                              -----------  -------------  -----------  -------------
                                                                1,162,950     19,492,777    1,081,835     17,242,452
Shares repurchased..........................................   (1,309,880)   (22,330,821)  (1,107,459)   (17,390,637)
                                                              -----------  -------------  -----------  -------------
Net decrease................................................     (146,930) $  (2,838,044)     (25,624) $    (148,185)
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                                                 June 1, 1995
                                                                                           (commencement of sale of
                                                                      Year ended                   shares)
                                                                  December 31, 1996          to December 31, 1995
                                                              --------------------------  --------------------------
Advisor Class                                                   Shares        Amount        Shares        Amount
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................      521,049  $   8,987,637      103,579  $   1,618,463
Shares issued in connection with reinvestment of
  distributions.............................................       10,546        175,598        2,669         44,576
                                                              -----------  -------------  -----------  -------------
                                                                  531,595      9,163,235      106,248      1,663,039
Shares repurchased..........................................     (485,979)    (8,473,821)      (5,864)       (99,982)
                                                              -----------  -------------  -----------  -------------
Net increase................................................       45,616  $     689,414      100,384  $   1,563,057
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------

                                      F17

                        GT GLOBAL WORLDWIDE GROWTH FUND

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $83,821 under these arrangements.

--------------
Federal Tax Information (Unaudited):

For its fiscal year ended December 31, 1996, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.28 per share (representing an approximate total of $2,728,868). The total amount of taxes paid by the Fund to such countries was approximately $.05 per share (representing an approximate total of $467,527).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $17,732,920 as a capital gain dividend for the fiscal year ended December 31, 1996.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 54% of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Fund as income qualifying for the dividends received deduction for corporations for the fiscal year ended
December 31, 1996.

                                      F18

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global International Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global International Growth Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F19

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (29.5%)
  DDI Corp. .................................................   JPN               720   $  4,764,340         1.8
    WIRELESS COMMUNICATIONS
  Aoyama Trading Co., Ltd. ..................................   JPN           166,000      4,416,724         1.7
    RETAILERS-APPAREL
  Adecco - Bearer-/- ........................................   SWTZ           16,510      4,146,009         1.6
    CONSUMER SERVICES
  Koninklijke Ahold N.V. ....................................   NETH           65,406      4,092,612         1.6
    RETAILERS-FOOD
  Carrefour Supermarche .....................................   FR              6,245      4,070,100         1.6
    RETAILERS-FOOD
  Elsevier N.V. .............................................   NETH          234,183      3,961,844         1.5
    BROADCASTING & PUBLISHING
  Telecom Italia Mobile S.p.A. ..............................   ITLY        1,500,180      3,807,388         1.5
    WIRELESS COMMUNICATIONS
  Reuters Holdings PLC ......................................   UK            271,130      3,488,942         1.3
    BROADCASTING & PUBLISHING
  Ito-Yokado Co., Ltd. ......................................   JPN            80,000      3,483,068         1.3
    RETAILERS-OTHER
  Rentokil Group PLC ........................................   UK            456,300      3,445,690         1.3
    CONSUMER SERVICES
  EMI Group PLC .............................................   UK            144,990      3,438,547         1.3
    LEISURE & TOURISM
  Telefonica de Espana-/- ...................................   SPN           146,600      3,406,281         1.3
    TELEPHONE NETWORKS
  Burton Group PLC ..........................................   UK          1,195,000      3,192,123         1.2
    RETAILERS-APPAREL
  Portugal Telecom S.A. - Registered ........................   PORT          109,250      3,115,387         1.2
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            247,030      3,115,370         1.2
    BROADCASTING & PUBLISHING
  Sol Melia S.A.-/- .........................................   SPN            83,661      2,998,024         1.1
    LEISURE & TOURISM
  Stet Societa' Finanziaria Telefonica S.p.A. ...............   ITLY          609,400      2,772,669         1.1
    TELEPHONE NETWORKS
  Comptoirs Modernes ........................................   FR              5,110      2,762,162         1.1
    RETAILERS-FOOD
  Telecom Corporation of New Zealand Ltd. ...................   NZ            468,000      2,387,620         0.9
    TELEPHONE NETWORKS
  Dixons Group PLC ..........................................   UK            208,350      1,937,227         0.7
    RETAILERS-APPAREL
  Cordiant PLC-/- ...........................................   UK          1,073,070      1,920,134         0.7
    BROADCASTING & PUBLISHING
  Telecel - Comunicacoes Pessoais, S.A.-/- ..................   PORT           27,589      1,762,136         0.7
    TELECOM - OTHER
  Compass Group PLC .........................................   UK            130,180      1,382,048         0.5
    RESTAURANTS
  Granada Group PLC .........................................   UK             86,250      1,274,551         0.5
    LEISURE & TOURISM
  Fast Retailing Co., Ltd. ..................................   JPN            48,140      1,235,105         0.5
    RETAILERS-APPAREL

    The accompanying notes are an integral part of the financial statements.

                                      F20

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Advanced Information Service: .............................   THAI               --             --         0.3
    WIRELESS COMMUNICATIONS
    Foreign .................................................   --             44,800   $    419,328          --
    Local ...................................................   --             45,000        382,590          --
  Seven-Eleven Japan Ltd. ...................................   JPN               500         29,285          --
    RETAILERS-OTHER
  Kobenhavns Lufthavne AS ...................................   DEN               286         29,146          --
    TRANSPORTATION - AIRLINES
                                                                                        ------------
                                                                                          77,236,450
                                                                                        ------------
Finance (16.6%)
  Royal & Sun Alliance Insurance Group PLC ..................   UK            551,470      4,211,569         1.6
    INSURANCE - MULTI-LINE
  United Overseas Bank Ltd. - Foreign .......................   SING          341,300      3,806,320         1.5
    BANKS-MONEY CENTER
  Barclays PLC ..............................................   UK            196,000      3,362,877         1.3
    BANKS-MONEY CENTER
  Nichiei Co., Ltd. .........................................   JPN            45,000      3,323,687         1.3
    OTHER FINANCIAL
  3I Group PLC ..............................................   UK            367,550      3,065,015         1.2
    INVESTMENT MANAGEMENT
  Banco Popular Espanol S.A. ................................   SPN            14,510      2,851,457         1.1
    BANKS-MONEY CENTER
  Australia & New Zealand Banking Group Ltd. ................   AUSL          412,360      2,597,930         1.0
    BANKS-MONEY CENTER
  AEGON N.V. ................................................   NETH           34,790      2,219,223         0.9
    INSURANCE-LIFE
  Sun Hung Kai Properties Ltd. ..............................   HK            178,000      2,180,696         0.8
    REAL ESTATE
  HSBC Holdings PLC .........................................   HK            100,000      2,139,902         0.8
    BANKS-MONEY CENTER
  Cheung Kong (Holdings) Ltd. ...............................   HK            212,000      1,884,536         0.7
    REAL ESTATE
  Orix Corp. ................................................   JPN            43,700      1,819,575         0.7
    OTHER FINANCIAL
  M & G Group PLC ...........................................   UK             92,960      1,758,918         0.7
    INVESTMENT MANAGEMENT
  Mapfre Vida Seguros .......................................   SPN            24,569      1,704,077         0.7
    INSURANCE-LIFE
  Henderson Land Development Co., Ltd. ......................   HK            159,000      1,603,569         0.6
    REAL ESTATE
  Skandia Forsakrings AB ....................................   SWDN           56,520      1,601,204         0.6
    INSURANCE - MULTI-LINE
  Cardif S.A. ...............................................   FR              6,218        858,276         0.3
    INSURANCE - MULTI-LINE
  Thai Farmers Bank Public Co., Ltd. SEC-/- {\/} ............   THAI          157,900        810,027         0.3
    BANKS-MONEY CENTER
  Korea Exchange Bank .......................................   KOR            71,700        651,045         0.2
    BANKS-MONEY CENTER
  Land and House Co., Ltd. - Foreign ........................   THAI           77,000        561,562         0.2
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

                                      F21

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Phatra Thanakit Co., Ltd. - Foreign .......................   THAI           57,800   $    164,557         0.1
    INVESTMENT MANAGEMENT
  Shinhan Bank-/- ...........................................   KOR             2,740         43,946          --
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          43,219,968
                                                                                        ------------
Health Care (11.3%)
  Novartis AG-/- ............................................   SWTZ            4,720      5,407,873         2.1
    PHARMACEUTICALS
  Bayer AG ..................................................   GER           126,700      5,173,446         2.0
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN           243,000      5,100,985         2.0
    PHARMACEUTICALS
  Schering AG ...............................................   GER            48,840      4,125,043         1.6
    PHARMACEUTICALS
  Sanofi S.A. ...............................................   FR             31,048      3,092,812         1.2
    PHARMACEUTICALS
  Astra AB "A" Free .........................................   SWDN           58,280      2,882,946         1.1
    PHARMACEUTICALS
  Siemens AG - New-/- .......................................   GER            54,245      2,557,063         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  M.L. Laboratories PLC-/- ..................................   UK            254,968        890,642         0.3
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          29,230,810
                                                                                        ------------
Capital Goods (7.0%)
  Premier Farnell PLC .......................................   UK            287,500      3,697,132         1.4
    INDUSTRIAL COMPONENTS
  Bic .......................................................   FR             24,340      3,655,699         1.4
    OFFICE EQUIPMENT
  Canon, Inc. ...............................................   JPN           150,000      3,317,208         1.3
    OFFICE EQUIPMENT
  Smiths Industries PLC .....................................   UK            236,350      3,245,765         1.2
    AEROSPACE/DEFENSE
  General Electric PLC-/- ...................................   UK            428,470      2,810,000         1.1
    AEROSPACE/DEFENSE
  Telefonaktiebolaget LM Ericsson "B" .......................   SWDN           48,558      1,503,939         0.6
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          18,229,743
                                                                                        ------------
Materials/Basic Industry (6.7%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           176,900      3,496,625         1.3
    PAPER/PACKAGING
  PT Semen Gresik - Foreign .................................   INDO          929,000      2,990,428         1.1
    CEMENT
  Pilkington PLC ............................................   UK          1,087,050      2,940,991         1.1
    BUILDING MATERIALS & COMPONENTS
  Broken Hill Proprietary Co., Ltd. .........................   AUSL          198,911      2,831,878         1.1
    MISC. MATERIALS & COMMODITIES

    The accompanying notes are an integral part of the financial statements.

                                      F22

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  SGL Carbon AG .............................................   GER            21,670   $  2,733,407         1.0
    METALS - NON-FERROUS
  Western Mining Corporation Holdings Ltd. ..................   AUSL          270,000      1,701,041         0.7
    METALS - NON-FERROUS
  Fletcher Challenge Paper{/\} ..............................   NZ            512,000      1,045,396         0.4
    PAPER/PACKAGING
                                                                                        ------------
                                                                                          17,739,766
                                                                                        ------------
Technology (5.3%)
  Cap Gemini N.V. ...........................................   NETH           98,520      2,865,414         1.1
    COMPUTERS & PERIPHERALS
  Group Axime-/- ............................................   FR             22,880      2,650,193         1.0
    COMPUTERS & PERIPHERALS
  Matsushita-Kotobuki Electronics Ltd. ......................   JPN            90,000      2,347,961         0.9
    COMPUTERS & PERIPHERALS
  Koei Co., Ltd. ............................................   JPN           102,500      1,965,705         0.8
    SOFTWARE
  Kyushu-Matsushita Electric Co., Ltd. ......................   JPN           137,000      1,775,225         0.7
    COMPUTERS & PERIPHERALS
  Bowthorpe PLC .............................................   UK            218,750      1,693,065         0.6
    COMPUTERS & PERIPHERALS
  Hosiden Electronics-/- ....................................   JPN            69,000        489,366         0.2
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                          13,786,929
                                                                                        ------------
Consumer Durables (5.2%)
  Sharp Corp. ...............................................   JPN           300,000      4,276,088         1.6
    CONSUMER ELECTRONICS
  Volkswagen AG .............................................   GER             9,690      4,032,250         1.5
    AUTOMOBILES
  BBA Group PLC .............................................   UK            532,840      3,229,886         1.2
    MULTI-INDUSTRY
  Valeo S.A. ................................................   FR             20,700      1,278,764         0.5
    AUTO PARTS
  Samsung Electronics Co.: ..................................   KOR                --             --         0.4
    CONSUMER ELECTRONICS
    Common ..................................................   --             12,206        735,004          --
    New-/- ..................................................   --              3,678        189,466          --
                                                                                        ------------
                                                                                          13,741,458
                                                                                        ------------
Energy (5.0%)
  United Utilities PLC ......................................   UK            311,900      3,316,608         1.3
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) - ADR-/- {\/} ........   BRZL          197,900      3,067,450         1.2
    GAS PRODUCTION & DISTRIBUTION
  Elektrowatt AG-/- .........................................   SWTZ            7,353      2,929,110         1.1
    ELECTRICAL & GAS UTILITIES
  ABB Asea Brown Boveri Ltd. - Bearer .......................   SWTZ            2,305      2,868,330         1.1
    ENERGY EQUIPMENT & SERVICES

    The accompanying notes are an integral part of the financial statements.

                                      F23

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Korea Electric Power Corp. ................................   KOR            28,000   $    817,567         0.3
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          12,999,065
                                                                                        ------------
Consumer Non-Durables (4.7%)
  Amway Japan Ltd. ..........................................   JPN           140,000      4,498,963         1.7
    HOUSEHOLD PRODUCTS
  Gucci Group - NY Registered Shares{\/} ....................   ITLY           57,950      3,701,556         1.4
    TEXTILES & APPAREL
  Parmalat Finanziaria S.p.A. ...............................   ITLY        1,227,960      1,880,440         0.7
    FOOD
  Vendex International N.V. .................................   NETH           43,464      1,860,944         0.7
    OTHER CONSUMER GOODS
  Giordano International Ltd. ...............................   HK            537,000        458,262         0.2
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          12,400,165
                                                                                        ------------
Multi-Industry/Miscellaneous (4.2%)
  Kinnevik AB "B" Free ......................................   SWDN          119,910      3,309,027         1.3
    MULTI-INDUSTRY
  Citic Pacific Ltd. ........................................   HK            438,000      2,542,824         1.0
    CONGLOMERATE
  Hutchison Whampoa .........................................   HK            279,000      2,191,524         0.8
    MULTI-INDUSTRY
  Wrightson Ltd. ............................................   NZ          1,500,000      1,303,703         0.5
    MULTI-INDUSTRY
  Swire Pacific Ltd. "A" ....................................   HK             96,000        915,438         0.4
    MULTI-INDUSTRY
  United Industrial Corp. ...................................   SING          580,000        489,277         0.2
    CONGLOMERATE
                                                                                        ------------
                                                                                          10,751,793
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $217,710,991) ................                            249,336,147        95.5
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F24

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                            No. of         Value         % of Net
Warrants                                                       Country     Warrants       (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Thai Farmers Bank Ltd., Warrants expire 9/15/02 (cost
   $9,592)-/- ...............................................   THAI            9,738   $      9,210          --
    BANKS-MONEY CENTER
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $217,720,583)  * ....................                            249,345,357        95.5
Other Assets and Liabilities ................................                             11,818,628         4.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $261,163,985       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {/\}  Australian currency denominated.
          * For Federal income tax purposes, cost is $219,363,482 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  41,743,561
                 Unrealized depreciation:           (11,761,686)
                                                  -------------
                 Net unrealized appreciation:     $  29,981,875
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR -- American Depository Receipt
    SEC -- Share Entitlement Certificate

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                         Percentage of Net Assets
                                                    {d}
                                        ---------------------------
Country (Country Code/Currency Code)    Equity     Other      Total
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    2.8                   2.8
Brazil (BRZL/BRL) ....................    1.2                   1.2
France (FR/FRF) ......................    7.1                   7.1
Germany (GER/DEM) ....................    7.1                   7.1
Hong Kong (HK/HKD) ...................    5.3                   5.3
Indonesia (INDO/IDR) .................    1.1                   1.1
Italy (ITLY/ITL) .....................    4.7                   4.7
Japan (JPN/JPY) ......................   16.5                  16.5
Korea (KOR/KRW) ......................    0.9                   0.9
Mexico (MEX/MXN) .....................    1.3                   1.3
Netherlands (NETH/NLG) ...............    5.8                   5.8
New Zealand (NZ/NZD) .................    1.8                   1.8
Portugal (PORT/PTE) ..................    1.9                   1.9
Singapore (SING/SGD) .................    1.7                   1.7
Spain (SPN/ESP) ......................    4.2                   4.2
Sweden (SWDN/SEK) ....................    3.6                   3.6
Switzerland (SWTZ/CHF) ...............    5.9                   5.9
Thailand (THAI/THB) ..................    0.9                   0.9
United Kingdom (UK/GBP) ..............   21.7                  21.7
United States & Other (US/USD) .......               4.5        4.5
                                        ------       ---      -----
Total  ...............................   95.5        4.5      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $261,163,985.

    The accompanying notes are an integral part of the financial statements.

                                      F25

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                 Forward Foreign Currency Contracts Outstanding
                               December 31, 1996

                                           Market Value     Contract    Delivery    Unrealized
Contracts to Sell:                        (U.S. Dollars)      Price       Date     Appreciation
----------------------------------------  --------------   -----------  --------  --------------
French Francs...........................     9,674,211         5.09700  02/06/97   $   135,481
French Francs...........................     2,323,468         5.07000  02/19/97        43,396
Japanese Yen............................        99,343       113.01500  01/07/97         2,413
Japanese Yen............................     5,006,047       110.00000  01/07/97       262,135
Japanese Yen............................     1,591,561       111.74500  02/06/97        48,333
Japanese Yen............................    13,907,565       110.40000  02/12/97       585,189
Swiss Francs............................     8,958,150         1.31200  03/19/97       104,350
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $42,741,642)..................    41,560,345                               1,181,297
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.91%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $ 1,181,297
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $217,720,583) (Note 1)......  $249,345,357
  U.S. currency.............................................  $      327
  Foreign currencies (cost $4,610,163)......................   4,680,132     4,680,459
                                                              ----------
  Receivable for securities sold........................................    10,949,478
  Receivable for open forward foreign currency contracts, net (Note
   1)...................................................................     1,181,297
  Dividends and dividend withholding tax reclaims receivable............       461,548
  Receivable for Fund shares sold.......................................       167,237
  Miscellaneous receivable..............................................        44,627
  Cash held as collateral for securities loaned (Note 1)................    20,879,528
                                                                          ------------
    Total assets........................................................   287,709,531
                                                                          ------------
Liabilities:
  Payable for Fund shares repurchased...................................     3,247,882
  Payable for securities purchased......................................     1,708,549
  Payable for investment management and administration fees (Note 2)....       217,392
  Payable for loan outstanding (Note 1).................................       129,000
  Payable for service and distribution expenses (Note 2)................       112,908
  Payable for printing and postage expenses.............................       108,222
  Payable for transfer agent fees (Note 2)..............................        69,383
  Payable for professional fees.........................................        32,301
  Payable for registration and filing fees..............................        16,699
  Payable for custodian fees (Note 1)...................................        13,453
  Payable for fund accounting fees (Note 2).............................         5,150
  Payable for Trustees' fees and expenses (Note 2)......................         5,079
  Collateral for securities loaned (Note 1).............................    20,879,528
                                                                          ------------
    Total liabilities...................................................    26,545,546
                                                                          ------------
Net assets..............................................................  $261,163,985
                                                                          ------------
                                                                          ------------
Class A:
Net asset value and redemption price per share ($196,601,302 DIVIDED BY
 22,035,585 shares outstanding).........................................  $       8.92
                                                                          ------------
                                                                          ------------
Maximum offering price per share (100/95.25 of $8.92) *.................  $       9.36
                                                                          ------------
                                                                          ------------
Class B:+
Net asset value and offering price per share ($64,101,904 DIVIDED BY
 7,387,563 shares outstanding)..........................................  $       8.68
                                                                          ------------
                                                                          ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per
 share ($460,779 DIVIDED BY 51,166 shares outstanding)..................  $       9.01
                                                                          ------------
                                                                          ------------
Net assets consist of:
  Paid in capital (Note 4)..............................................  $222,227,771
  Accumulated net realized gain on investments and foreign currency
   transactions.........................................................     6,042,757
  Net unrealized appreciation on translation of assets and liabilities
   in foreign currencies................................................     1,268,683
  Net unrealized appreciation of investments............................    31,624,774
                                                                          ------------
Total -- representing net assets applicable to capital shares outstanding............................................................  $261,163,985
                                                                          ------------
                                                                          ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F27

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $726,212)...........  $ 4,899,862
  Interest income........................................................      282,325
                                                                           -----------
    Total investment income..............................................    5,182,187
                                                                           -----------
Expenses:
  Investment management and administration fees (Note 2).................    3,034,522
  Service and distribution expenses: (Note 2)
    Class A.................................................  $   847,585
    Class B.................................................      681,990    1,529,575
                                                              -----------
  Transfer agent fees (Note 2)...........................................      857,972
  Custodian fees.........................................................      252,795
  Printing and postage expenses..........................................      130,720
  Fund accounting fees (Note 2)..........................................       77,934
  Registration and filing fees...........................................       61,482
  Audit fees.............................................................       52,338
  Trustees' fees and expenses (Note 2)...................................       12,934
  Legal fees.............................................................       11,712
  Other expenses (Note 1)................................................      357,836
                                                                           -----------
    Total expenses before reductions.....................................    6,379,820
                                                                           -----------
      Expense reductions (Notes 1 & 5)...................................     (336,949)
                                                                           -----------
    Total net expenses...................................................    6,042,871
                                                                           -----------
Net investment loss......................................................     (860,684)
                                                                           -----------
Net realized and unrealized gain (loss) on investments and
  foreign currencies: (Note 1)
  Net realized gain on investments..........................   29,599,764
  Net realized gain on foreign currency transactions........    8,331,816
                                                              -----------
    Net realized gain during the year....................................   37,931,580
  Net change in unrealized appreciation on translation of
   assets and liabilities in foreign currencies.............      205,239
  Net change in unrealized appreciation of investments......   (7,070,173)
                                                              -----------
    Net unrealized depreciation during the year..........................   (6,864,934)
                                                                           -----------
Net realized and unrealized gain on investments and foreign currencies...   31,066,646
                                                                           -----------
Net increase in net assets resulting from operations.....................  $30,205,962
                                                                           -----------
                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                                      F28

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                              December 31, 1996   December 31, 1995
                                                              -----------------   -----------------
Decrease in net assets
Operations:
  Net investment income (loss)..............................   $       (860,684)   $        555,361
  Net realized gain on investments and foreign currency
   transactions.............................................         37,931,580             982,081
  Net change in unrealized appreciation on translation of
   assets and liabilities in foreign currencies.............            205,239             247,497
  Net change in unrealized appreciation (depreciation) of
   investments..............................................         (7,070,173)          7,882,538
                                                              -----------------   -----------------
    Net increase in net assets resulting from operations....         30,205,962           9,667,477
                                                              -----------------   -----------------
Class A:
Distributions to shareholders:
  From net realized gain on investments.....................        (20,343,820)         (7,612,428)
  In excess of net realized gain on investments.............                 --          (6,510,219)
Class B:
Distributions to shareholders:
  From net realized gain on investments.....................         (6,672,791)         (1,774,209)
  In excess of net realized gain on investments.............                 --          (1,517,320)
Advisor Class:
Distributions to shareholders:
  From net realized gain on investments.....................            (46,941)             (9,818)
  In excess of net realized gain on investments.............                 --              (8,396)
                                                              -----------------   -----------------
    Total distributions.....................................        (27,063,552)        (17,432,390)
                                                              -----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........      1,289,311,201       1,294,676,738
  Decrease from capital shares repurchased..................     (1,410,140,865)     (1,410,555,957)
                                                              -----------------   -----------------
    Net decrease from capital share transactions............       (120,829,664)       (115,879,219)
                                                              -----------------   -----------------
Total decrease in net assets................................       (117,687,254)       (123,644,132)
Net assets:
  Beginning of year.........................................        378,851,239         502,495,371
                                                              -----------------   -----------------
  End of year *.............................................   $    261,163,985    $    378,851,239
                                                              -----------------   -----------------
                                                              -----------------   -----------------
  --------------
   *Includes undistributed net investment income of.........   $              0    $              0
                                                              -----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                           1996 (a)      1995        1994      1993 (a)      1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.08   $    9.17   $   11.02   $    8.21   $    8.74
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.01)       0.03       (0.04)       0.03        0.11
  Net realized and unrealized gain
   (loss) on investments................       0.84        0.32       (0.82)       2.78       (0.62)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.83        0.35       (0.86)       2.81       (0.51)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.04)         --       (0.02)
  From net realized gain on
   investments..........................      (0.99)      (0.24)      (0.95)         --          --
  In excess of net realized gain on
   investments..........................         --       (0.20)         --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.99)      (0.44)      (0.99)         --       (0.02)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.92   $    9.08   $    9.17   $   11.02   $    8.21
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............       9.28%       3.88%      (7.78)%     34.23%      (5.83)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 196,601   $ 308,816   $ 430,701   $ 523,397   $ 421,693
Ratio of net investment income (loss) to
 average net assets.....................      (0.14)%      0.24%      (0.04)%       0.3%        1.2%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.80%       1.70%       1.70%       1.80%       1.90%
  Without expense reductions............       1.91%       1.78%       1.75%         --%*        --%*
Portfolio turnover rate++++.............         74%         75%         96%         90%         89%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0267         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Calculated based upon average shares outstanding during the period.
 (b) Not annualized
 (c) Annualized
 (d) Total investment return does not include sales charges.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F30

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                            Advisor Class+++
                                          -------------------------------------------------  ----------------------------
                                                                              April 1, 1993      Year       June 1, 1995
                                               Year ended December 31,             to            ended           to
                                          ----------------------------------  December 31,   December 31,   December 31,
                                           1996 (a)      1995        1994       1993 (a)       1996 (a)         1995
                                          ----------  ----------  ----------  -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.91   $    9.07   $   10.98     $    8.74      $    9.11      $    8.49
                                          ----------  ----------  ----------  -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.07)      (0.04)      (0.10)        (0.01)          0.02           0.03
  Net realized and unrealized gain
   (loss) on investments................       0.83        0.32       (0.82)         2.25           0.87           1.03
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............       0.76        0.28       (0.92)         2.24           0.89           1.06
                                          ----------  ----------  ----------  -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.04)           --             --             --
  From net realized gain on
   investments..........................      (0.99)      (0.24)      (0.95)           --          (0.99)         (0.24)
  In excess of net realized gain on
   investments..........................         --       (0.20)         --            --             --          (0.20)
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Total distributions.................      (0.99)      (0.44)      (0.99)           --          (0.99)         (0.44)
                                          ----------  ----------  ----------  -------------  -------------  -------------
Net asset value, end of period..........  $    8.68   $    8.91   $    9.07     $   10.98      $    9.01      $    9.11
                                          ----------  ----------  ----------  -------------  -------------  -------------
                                          ----------  ----------  ----------  -------------  -------------  -------------

Total investment return (d).............       8.67%       3.15%      (8.36)%       25.63%(b)        9.79%        12.56%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  64,102   $  69,654   $  71,794     $  30,745      $     461      $     381
Ratio of net investment income (loss) to
 average net assets.....................      (0.79)%     (0.41)%     (0.69)%        (0.4)%(c)        0.21%        0.59%(c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.45%       2.35%       2.35%          2.4%(c)        1.45%         1.35%(c)
  Without expense reductions............       2.56%       2.43%       2.40%           --%*         1.56%          1.43%(c)
Portfolio turnover rate++++.............         74%         75%         96%           90%            74%            75%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0267         N/A         N/A           N/A      $  0.0267            N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Calculated based upon average shares outstanding during the period.
 (b) Not annualized
 (c) Annualized
 (d) Total investment return does not include sales charges.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F31

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global International Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates from management.

(A) Portfolio Valuation
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F32

                      GT GLOBAL INTERNATIONAL GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of approximately $19,408,528 were on loan to brokers. The loans were secured by cash collateral of $20,879,528, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1996, the Fund received securities lending fees of $157,185 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

                                      F33

                      GT GLOBAL INTERNATIONAL GROWTH FUND

(J) Distribution to Shareholders
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. For the year ended December 31, 1996, the Fund periodically borrowed various amounts at a money market rate, with a balance of $129,000 outstanding on December 31, 1996.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $9,625,800 with a weighted average interest rate of 6.27%. Interest incurred on this loan for the year ended December 31, 1996 was $8,383, included in "Other Expenses" on the Statement of Operations.

2. Related Parties
Chancellor LGT Asset Management is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc., an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $28,270 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $20,052 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1996, GT Global collected CDSC's in the amount of $345,483. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT

                                      F34

                      GT GLOBAL INTERNATIONAL GROWTH FUND

Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $224,329,938 and $343,544,014, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                                      F35

                      GT GLOBAL INTERNATIONAL GROWTH FUND

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions


                                                         Year ended                       Year ended
                                                      December 31, 1996                December 31, 1995
                                               -------------------------------  -------------------------------
Class A                                           Shares           Amount          Shares           Amount
---------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold..................................    122,327,179  $  1,141,723,541    140,096,147  $  1,244,115,581
Shares issued in connection with reinvestment
  of distributions...........................      1,912,490        16,848,644      1,274,450        11,483,253
                                               -------------  ----------------  -------------  ----------------
                                                 124,239,669     1,158,572,185    141,370,597     1,255,598,834
Shares repurchased...........................   (136,198,803)   (1,274,970,792)  (154,325,977)   (1,370,898,171)
                                               -------------  ----------------  -------------  ----------------
Net decrease.................................    (11,959,134) $   (116,398,607)   (12,955,380) $   (115,299,337)
                                               -------------  ----------------  -------------  ----------------
                                               -------------  ----------------  -------------  ----------------

                                                         Year ended                       Year ended
                                                      December 31, 1996                December 31, 1995
                                               -------------------------------  -------------------------------
Class B                                           Shares           Amount          Shares           Amount
---------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold..................................     11,345,619  $    103,852,840      4,065,880  $     35,727,913
Shares issued in connection with reinvestment
  of distributions...........................        678,796         5,819,941        329,999         2,917,198
                                               -------------  ----------------  -------------  ----------------
                                                  12,024,415       109,672,781      4,395,879        38,645,111
Shares repurchased...........................    (12,451,843)     (114,133,394)    (4,499,678)      (39,592,887)
                                               -------------  ----------------  -------------  ----------------
Net decrease.................................       (427,428) $     (4,460,613)      (103,799) $       (947,776)
                                               -------------  ----------------  -------------  ----------------
                                               -------------  ----------------  -------------  ----------------
                                                                                         June 1, 1995
                                                                                   (commencement of sale of
                                                         Year ended                         shares)
                                                      December 31, 1996              to December 31, 1995
                                               -------------------------------  -------------------------------
Advisor Class                                     Shares           Amount          Shares           Amount
---------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold..................................      2,233,829  $     21,033,137         47,423  $        417,842
Shares issued in connection with reinvestment
  of distributions...........................          3,723            33,098          1,656            14,951
                                               -------------  ----------------  -------------  ----------------
                                                   2,237,552        21,066,235         49,079           432,793
Shares repurchased...........................     (2,228,201)      (21,036,679)        (7,264)          (64,899)
                                               -------------  ----------------  -------------  ----------------
Net increase.................................          9,351  $         29,556         41,815  $        367,894
                                               -------------  ----------------  -------------  ----------------
                                               -------------  ----------------  -------------  ----------------

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $179,764 under these arrangements.

------------
Federal Tax Information (Unaudited):

For its fiscal year ended December 31, 1996, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.23 per share (representing an approximate total of $6,254,495). The total amount of taxes paid by the Fund to such countries was approximately $.05 per share (representing an approximate total of $1,336,665).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $22,365,202 as a capital gain dividend for the fiscal year ended December 31, 1996.

                                      F36

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global New Pacific Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GT Global New Pacific Growth Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F37

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                          Value          % of Net
Equity Investments                                         Country       Shares          (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
Finance (42.9%)
  New World Development Co., Ltd. .......................   HK            3,666,000   $   24,767,067         4.8
    REAL ESTATE
  HSBC Holdings PLC .....................................   HK            1,027,600       21,989,630         4.3
    BANKS-MONEY CENTER
  Rashid Hussain Bhd. ...................................   MAL           3,000,000       19,841,584         3.9
    SECURITIES BROKER
  Sun Hung Kai Properties Ltd. ..........................   HK            1,530,000       18,744,182         3.6
    REAL ESTATE
  Cheung Kong (Holdings) Ltd. ...........................   HK            1,883,000       16,738,589         3.3
    REAL ESTATE
  Guangzhou Investment Co., Ltd. ........................   HK           32,100,000       15,356,866         3.0
    REAL ESTATE
  Wharf (Holdings) Ltd. .................................   HK            2,500,000       12,477,373         2.4
    REAL ESTATE
  Hysan Development Co., Ltd. ...........................   HK            2,769,000       11,027,308         2.1
    REAL ESTATE
  Malaysian Resources Corp., Bhd. .......................   MAL           2,524,000        9,946,059         1.9
    REAL ESTATE
  Lai Sun Development Co., Ltd. .........................   HK            5,000,000        7,564,003         1.5
    REAL ESTATE
  Metropolitan Bank & Trust Co. .........................   PHIL            300,000        7,425,743         1.4
    BANKS-REGIONAL
  Metroplex Bhd. ........................................   MAL           5,500,000        6,752,475         1.3
    REAL ESTATE
  Ayala Land, Inc. "B" ..................................   PHIL          5,700,000        6,511,805         1.3
    REAL ESTATE
  Bank of East Asia Ltd. ................................   HK            1,222,600        5,437,993         1.1
    BANKS-MONEY CENTER
  Samanda Holdings Bhd. .................................   MAL           1,051,000        4,953,228         1.0
    INVESTMENT MANAGEMENT
  Public Bank Bhd. - Foreign ............................   MAL           2,199,333        4,659,973         0.9
    BANKS-MONEY CENTER
  HKR International Ltd. ................................   HK            2,258,960        3,811,666         0.7
    REAL ESTATE
  DCB Holdings Bhd. .....................................   MAL             990,000        3,391,485         0.7
    BANKS-REGIONAL
  Philippine Commercial International Bank-/- ...........   PHIL            252,290        3,314,549         0.6
    BANKS-MONEY CENTER
  Wheelock & Co., Ltd. ..................................   HK            1,000,000        2,851,047         0.6
    REAL ESTATE
  Megaworld Properties & Holdings, Inc.-/- ..............   PHIL          5,888,500        2,354,503         0.5
    REAL ESTATE
  Bank of the Philippine Islands ........................   PHIL            362,430        2,194,454         0.4
    BANKS-MONEY CENTER
  Hong Kong Land Holdings Ltd.{\/} ......................   HK              603,353        1,677,321         0.3
    REAL ESTATE INVESTMENT TRUST
  PT Bank Internasional Indonesia - Foreign .............   INDO          1,464,666        1,442,333         0.3
    BANKS-MONEY CENTER
  State Bank of India Ltd. - GDR-/- {\/} ................   IND              75,100        1,304,487         0.3
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                      F38

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                          Value          % of Net
Equity Investments                                         Country       Shares          (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
Finance (Continued)
  Amoy Properties Ltd. ..................................   HK              613,500   $      884,474         0.2
    REAL ESTATE
  China Resources Enterprise Ltd.-/- ....................   HK              354,000          796,431         0.2
    REAL ESTATE INVESTMENT TRUST
  Overseas-Chinese Banking Corp., Ltd. - Foreign ........   SING             55,000          684,158         0.1
    BANKS-REGIONAL
  Malayan Banking Bhd. ..................................   MAL              47,500          526,733         0.1
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign ...................   SING             28,000          312,268         0.1
    BANKS-MONEY CENTER
  Siam Commercial Bank PLC - Foreign ....................   THAI             22,600          163,941          --
    BANKS-MONEY CENTER
  MBF Capital Bhd. ......................................   MAL               6,000            9,743          --
    OTHER FINANCIAL
  Hong Leong Bank Bhd. ..................................   MAL               1,000            3,485          --
    BANKS-MONEY CENTER
                                                                                      --------------
                                                                                         219,916,956
                                                                                      --------------
Capital Goods (17.3%)
  PWE Industries Bhd. ...................................   MAL           1,358,000       26,353,267         5.1
    ELECTRICAL PLANT/EQUIPMENT
  Ekran Bhd. ............................................   MAL           5,196,000       21,812,911         4.2
    MACHINERY & ENGINEERING
  United Engineers Ltd. .................................   MAL           1,625,000       14,673,267         2.9
    CONSTRUCTION
  New World Infrastructure Ltd.-/- ......................   HK            4,165,563       12,172,449         2.4
    INDUSTRIAL COMPONENTS
  Mancon Bhd. ...........................................   MAL           2,000,000        6,099,010         1.2
    CONSTRUCTION
  C & P Homes, Inc. .....................................   PHIL          8,308,900        4,271,521         0.8
    CONSTRUCTION
  Harbin Power Equipment Co., Ltd.-/- ...................   HK           17,082,000        2,782,948         0.5
    ELECTRICAL PLANT/EQUIPMENT
  United Engineers Ltd., Convertible Unsecured Loan
   Stock, 4% expires 5/22/99 ............................   MAL             522,500          424,208         0.1
    CONSTRUCTION
  Bandar Raya Developments Bhd. .........................   MAL             191,000          366,115         0.1
    CONSTRUCTION
                                                                                      --------------
                                                                                          88,955,696
                                                                                      --------------
Multi-Industry/Miscellaneous (10.0%)
  Citic Pacific Ltd. ....................................   HK            3,534,000       20,516,757         4.0
    CONGLOMERATE
  Hutchison Whampoa .....................................   HK            1,864,000       14,641,583         2.8
    MULTI-INDUSTRY
  Gadek (Malaysia) Bhd. .................................   MAL           1,432,000       10,888,871         2.1
    CONGLOMERATE
  Pacific Dunlop Ltd. ...................................   AUSL          1,030,000        2,618,575         0.5
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

                                      F39

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                          Value          % of Net
Equity Investments                                         Country       Shares          (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
Multi-Industry/Miscellaneous (Continued)
  E.R.G. Ltd. ...........................................   AUSL          1,754,638   $    2,230,413         0.4
    MULTI-INDUSTRY
  Wembley Industries Holdings Bhd.-/- ...................   MAL             355,000          593,307         0.1
    MULTI-INDUSTRY
  Jardine Strategic Holdings Ltd.{\/} ...................   HK               83,000          300,460         0.1
    CONGLOMERATE
  JG Summit Holdings Inc. "B" ...........................   PHIL            748,000          210,784          --
    CONGLOMERATE
  Korea Fund, Inc.{\/} ..................................   KOR                 938           14,070          --
    COUNTRY FUNDS
                                                                                      --------------
                                                                                          52,014,820
                                                                                      --------------
Consumer Durables (6.6%)
  Edaran Otomobil Nasional Bhd. .........................   MAL           1,273,000       12,730,000         2.5
    AUTOMOBILES
  Perusahaan Otomobil Nasional Bhd. .....................   MAL           1,982,000       12,559,208         2.4
    AUTOMOBILES
  Uniwide Holdings, Inc.-/- .............................   PHIL         42,000,000        8,316,832         1.6
    APPLIANCES & HOUSEHOLD
  Samsung Electronics Co.: ..............................   KOR                  --               --         0.1
    CONSUMER ELECTRONICS
    New-/- ..............................................   --               10,204          525,642          --
    Common ..............................................   --                1,430           86,110          --
                                                                                      --------------
                                                                                          34,217,792
                                                                                      --------------
Materials/Basic Industry (5.8%)
  Western Mining Corporation Holdings Ltd. ..............   AUSL          1,700,000       10,710,257         2.1
    METALS - NON-FERROUS
  Broken Hill Proprietary Co., Ltd. .....................   AUSL            658,893        9,380,601         1.8
    MISC. MATERIALS & COMMODITIES
  Cosco Pacific Ltd. ....................................   HK            6,048,000        7,038,014         1.4
    PAPER/PACKAGING
  APC Group, Inc. .......................................   PHIL      1,000,000,000        1,142,422         0.2
    MISC. MATERIALS & COMMODITIES
  Oriental Press Group ..................................   HK            1,280,000          575,123         0.1
    PAPER/PACKAGING
  PT Semen Cibinong - Foreign ...........................   INDO            200,000          563,321         0.1
    CEMENT
  Pohang Iron & Steel Co., Ltd.-/- ......................   KOR               8,500          493,454         0.1
    METALS - STEEL
                                                                                      --------------
                                                                                          29,903,192
                                                                                      --------------
Services (5.7%)
  China Hong Kong Photo Products Holdings Ltd. ..........   HK           20,466,000        6,880,217         1.3
    WHOLESALE & INTERNATIONAL TRADE
  PT Telekomunikasi Indonesia - Foreign .................   INDO          3,415,000        5,894,166         1.1
    TELECOM - OTHER
  News Corp., Ltd. ......................................   AUSL            948,933        5,005,891         1.0
    BROADCASTING & PUBLISHING

    The accompanying notes are an integral part of the financial statements.

                                      F40

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                          Value          % of Net
Equity Investments                                         Country       Shares          (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
Services (Continued)
  Hong Kong & Shanghai Hotels ...........................   HK            2,166,666   $    4,090,163         0.8
    LEISURE & TOURISM
  Resorts World Bhd. ....................................   MAL             750,000        3,415,842         0.7
    LEISURE & TOURISM
  Telecom Corporation of New Zealand Ltd. ...............   NZ              484,000        2,469,248         0.5
    TELEPHONE NETWORKS
  Matichon Newspaper Group - Foreign ....................   THAI            154,800          495,051         0.1
    BROADCASTING & PUBLISHING
  Television Broadcasts Ltd. ............................   HK              106,000          423,507         0.1
    BROADCASTING & PUBLISHING
  I.C.C. International Public Co., Ltd. - Foreign .......   THAI             60,059          299,815         0.1
    WHOLESALE & INTERNATIONAL TRADE
                                                                                      --------------
                                                                                          28,973,900
                                                                                      --------------
Energy (5.1%)
  Belle Corp.-/- ........................................   PHIL         54,100,000       15,039,223         2.9
    OIL
  Oil Search Ltd. .......................................   AUSL          3,987,000        7,760,507         1.5
    OIL
  Electricity Generating Public Co., Ltd. - Foreign .....   THAI          1,219,350        3,328,829         0.6
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd.: ..........................................   KOR                  --               --         0.1
    OIL
    Common ..............................................   --               17,929          340,491          --
    New-/- ..............................................   --                2,667           49,130          --
                                                                                      --------------
                                                                                          26,518,180
                                                                                      --------------
Consumer Non-Durables (1.1%)
  R.J. Reynolds Bhd. ....................................   MAL           1,360,000        3,689,505         0.7
    TOBACCO
  PT Indofood Sukses Makmur .............................   INDO          1,000,000        1,990,682         0.4
    FOOD
                                                                                      --------------
                                                                                           5,680,187
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $392,821,001) ............                                486,180,723        94.5
                                                                                      --------------       -----

                                                                         No. of           Value          % of Net
Warrants                                                   Country      Warrants         (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
  Hicom Holdings Bhd. Warrants, expire 12/18/00-/- ......   MAL             750,000          962,376         0.2
    MISC. MATERIALS & COMMODITIES
  Hysan Development Co., Ltd. Warrants, expire
   4/30/98-/- ...........................................   HK              200,950          181,879          --
    REAL ESTATE
  Hong Kong & Shanghai Hotels Warrants, expire
   12/31/98-/- ..........................................   HK              166,666           62,494          --
    LEISURE & TOURISM

    The accompanying notes are an integral part of the financial statements.

                                      F41

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                         No. of           Value          % of Net
Warrants                                                   Country      Warrants         (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
  Hang Lung Development Co. Warrants, expire
   10/31/97-/- ..........................................   HK               36,500   $       10,855          --
    REAL ESTATE
  Oriental Press Group Warrants due 12/31/98-/- .........   HK              128,000            9,103          --
    PAPER/PACKAGING
                                                                                      --------------       -----

TOTAL WARRANTS (cost $357,315) ..........................                                  1,226,707         0.2
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $393,178,316)  * ................                                487,407,430        94.7
Other Assets and Liabilities ............................                                 27,216,429         5.3
                                                                                      --------------       -----

NET ASSETS ..............................................                             $  514,623,859       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $393,178,316 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 106,594,790
                 Unrealized depreciation:           (12,365,676)
                                                  -------------
                 Net unrealized appreciation:     $  94,229,114
                                                  -------------
                                                  -------------

    Abbreviation:
    GDR--Global Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               Percentage of Net Assets {d}
                                        -------------------------------------------
                                                 Fixed Income,
                                                   Rights &      Short-term
Country (Country Code/Currency Code)    Equity     Warrants       & Other     Total
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    7.3                                   7.3
Hong Kong (HK/HKD) ...................   41.6                                  41.6
India (IND/INR) ......................    0.3                                   0.3
Indonesia (INDO/IDR) .................    1.9                                   1.9
Korea (KOR/KRW) ......................    0.3                                   0.3
Malaysia (MAL/MYR) ...................   31.9         0.2                      32.1
New Zealand (NZ/NZD) .................    0.5                                   0.5
Philippines (PHIL/PHP) ...............    9.7                                   9.7
Singapore (SING/SGD) .................    0.2                                   0.2
Thailand (THAI/THB) ..................    0.8                                   0.8
United States & Other (US/USD) .......                               5.3        5.3
                                        ------      -----          -----      -----
Total  ...............................   94.5         0.2            5.3      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $514,623,859.

    The accompanying notes are an integral part of the financial statements.

                                      F42

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $393,178,316) (Note 1)..........................  $487,407,430
  U.S. currency.................................................................  $6,814,128
  Foreign currencies (cost $5,414)..............................................       5,935     6,820,063
                                                                                  ----------
  Receivable for securities sold............................................................    45,339,261
  Receivable for Fund shares sold...........................................................     3,868,309
  Dividends receivable......................................................................     1,029,758
  Cash held as collateral for securities loaned (Note 1)....................................    63,740,591
                                                                                              ------------
    Total assets............................................................................   608,205,412
                                                                                              ------------
Liabilities:
  Payable for Fund shares repurchased.......................................................    28,846,604
  Payable for investment management and administration fees (Note 2)........................       426,970
  Payable for service and distribution expenses (Note 2)....................................       234,903
  Payable for transfer agent fees (Note 2)..................................................       143,695
  Payable for printing and postage expenses.................................................        84,954
  Payable for registration and filing fees..................................................        32,587
  Payable for professional fees.............................................................        29,043
  Payable for custodian fees (Note 1).......................................................        21,083
  Payable for fund accounting fees (Note 2).................................................        10,055
  Payable for Trustees' fees and expenses (Note 2)..........................................         6,926
  Other accrued expenses....................................................................         4,142
  Collateral for securities loaned (Note 1).................................................    63,740,591
                                                                                              ------------
    Total liabilities.......................................................................    93,581,553
                                                                                              ------------
Net assets..................................................................................  $514,623,859
                                                                                              ------------
                                                                                              ------------
Class A:
Net asset value and redemption price per share ($361,243,935 DIVIDED BY 27,535,860 shares
 outstanding)...............................................................................  $      13.12
                                                                                              ------------
                                                                                              ------------
Maximum offering price per share (100/95.25 of $13.12) *....................................  $      13.77
                                                                                              ------------
                                                                                              ------------
Class B:+
Net asset value and offering price per share ($151,805,064 DIVIDED BY 11,855,984 shares
 outstanding)...............................................................................  $      12.80
                                                                                              ------------
                                                                                              ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,574,860
 DIVIDED BY 119,633 shares outstanding).....................................................  $      13.16
                                                                                              ------------
                                                                                              ------------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $391,221,530
  Accumulated net realized gain on investments and foreign currency transactions............    29,169,621
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................         3,594
  Net unrealized appreciation of investments................................................    94,229,114
                                                                                              ------------
Total -- representing net assets applicable to capital shares outstanding...................  $514,623,859
                                                                                              ------------
                                                                                              ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F43

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income:
  Dividend income (net of foreign withholding tax of $513,592) (Note 1)......................  $  9,813,777
  Interest income............................................................................     1,152,414
                                                                                               ------------
    Total investment income..................................................................    10,966,191
                                                                                               ------------
Expenses:
  Investment management and administration fees (Note 2).....................................     5,260,774
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $ 1,366,421
    Class B.....................................................................    1,482,869     2,849,290
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................     1,688,200
  Custodian fees (Note 1)....................................................................       811,002
  Registration and filing fees...............................................................       305,540
  Printing and postage expenses..............................................................       179,780
  Fund accounting fees (Note 2)..............................................................       135,182
  Audit fees.................................................................................        60,024
  Legal fees.................................................................................        11,712
  Trustees' fees and expenses (Note 2).......................................................         9,882
  Other expenses (Note 1)....................................................................       418,812
                                                                                               ------------
    Total expenses before reductions.........................................................    11,730,198
                                                                                               ------------
      Expense reductions (Note 1 & 5)........................................................      (737,169)
                                                                                               ------------
    Total net expenses.......................................................................    10,993,029
                                                                                               ------------
Net investment loss..........................................................................       (26,838)
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................   94,626,790
  Net realized loss on foreign currency transactions............................     (342,342)
                                                                                  -----------
    Net realized gain during the year........................................................    94,284,448
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................         (106)
  Net change in unrealized appreciation of investments..........................   36,883,188
                                                                                  -----------
    Net unrealized appreciation during the year..............................................    36,883,082
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies.......................   131,167,530
                                                                                               ------------
Net increase in net assets resulting from operations.........................................  $131,140,692
                                                                                               ------------
                                                                                               ------------

    The accompanying notes are an integral part of the financial statements.

                                      F44

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           Year ended          Year ended
                                                                        December 31, 1996   December 31, 1995
                                                                        -----------------   -----------------
Decrease in net assets
Operations:
  Net investment income (loss)........................................   $        (26,838)   $      4,037,605
  Net realized gain on investments and foreign currency
   transactions.......................................................         94,284,448          17,716,911
  Net change in unrealized appreciation (depreciation) on translation
   of assets and liabilities in foreign currencies....................               (106)              6,315
  Net change in unrealized appreciation of investments................         36,883,188          36,706,715
                                                                        -----------------   -----------------
    Net increase in net assets resulting from operations..............        131,140,692          58,467,546
                                                                        -----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..........................................                 --          (2,982,780)
  From net realized gain on investments...............................        (44,900,913)        (13,196,301)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..........................................                 --            (228,209)
  From net realized gain on investments...............................        (18,754,735)         (4,263,749)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..........................................                 --             (11,427)
  From net realized gain on investments...............................           (250,756)            (35,360)
                                                                        -----------------   -----------------
    Total distributions...............................................        (63,906,404)        (20,717,826)
                                                                        -----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested....................      5,158,291,909       3,442,682,160
  Decrease from capital shares repurchased............................     (5,226,446,724)     (3,489,738,455)
                                                                        -----------------   -----------------
    Net decrease from capital share transactions......................        (68,154,815)        (47,056,295)
                                                                        -----------------   -----------------
Total decrease in net assets..........................................           (920,527)         (9,306,575)
Net assets:
  Beginning of year...................................................        515,544,386         524,850,961
                                                                        -----------------   -----------------
  End of year*........................................................   $    514,623,859    $    515,544,386
                                                                        -----------------   -----------------
                                                                        -----------------   -----------------
  --------------
   *Includes undistributed net investment income of...................   $              0    $              0
                                                                        -----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                                      F45

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                           1996 (d)    1995 (d)      1994        1993        1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.47   $   12.10   $   15.86   $   10.31   $   11.30
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.02        0.11        0.02       (0.03)       0.07
  Net realized and unrealized gain
   (loss) on investments................       2.44        0.79       (3.15)       6.23       (0.97)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.46        0.90       (3.13)       6.20       (0.90)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.10)      (0.01)         --       (0.06)
  From net realized gain on
   investments..........................      (1.81)      (0.43)      (0.55)      (0.65)      (0.03)
  In excess of net investment income....         --          --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --       (0.07)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.81)      (0.53)      (0.63)      (0.65)      (0.09)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   13.12   $   12.47   $   12.10   $   15.86   $   10.31
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      20.04%       7.45%     (19.73)%     60.61%      (7.96)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 361,244   $ 383,722   $ 404,680   $ 498,898   $ 281,418
Ratio of net investment income (loss) to
 average net assets.....................       0.17%       0.91%       0.11%       (0.3)%       0.6%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.86%       1.89%       1.81%        1.9%        2.0%
  Without expense reductions............       1.99%       1.94%         --*         --*         --*
Portfolio turnover rate++++.............         93%         63%         87%        117%         72%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0032         N/A         N/A         N/A         N/A

----------------

  + All capitals shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F46

                       GT GLOBAL NEW PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                            Advisor Class+++
                                          -------------------------------------------------  ----------------------------
                                                                              April 1, 1993      Year       June 1, 1995
                                               Year ended December 31,             to            ended           to
                                          ----------------------------------  December 31,   December 31,   December 31,
                                           1996 (d)    1995 (d)      1994         1993         1996 (d)       1995 (d)
                                          ----------  ----------  ----------  -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.29   $   11.96   $   15.79     $   11.27      $   12.45      $   12.89
                                          ----------  ----------  ----------  -------------  -------------  -------------
                                          ----------  ----------  ----------  -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.06)       0.03       (0.06)        (0.10)          0.07           0.09
  Net realized and unrealized gain
   (loss) on investments................       2.38        0.75       (3.15)         5.27           2.45           0.05
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............       2.32        0.78       (3.21)         5.17           2.52           0.14
                                          ----------  ----------  ----------  -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.02)         --            --             --          (0.15)
  From net realized gain on
   investments..........................      (1.81)      (0.43)      (0.55)        (0.65)         (1.81)         (0.43)
  In excess of net investment income....         --           -       (0.07)           --             --             --
  In excess of net realized gain on
   investments..........................         --          --          --            --             --             --
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Total distributions.................      (1.81)      (0.45)      (0.62)        (0.65)         (1.81)         (0.58)
                                          ----------  ----------  ----------  -------------  -------------  -------------
Net asset value, end of period..........  $   12.80   $   12.29   $   11.96     $   15.79      $   13.16      $   12.45
                                          ----------  ----------  ----------  -------------  -------------  -------------
                                          ----------  ----------  ----------  -------------  -------------  -------------

Total investment return (c).............      19.28%       6.54%     (20.30)%       46.30%(a)       20.56%         1.07%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 151,805   $ 130,887   $ 120,171     $  72,122      $   1,575      $     935
Ratio of net investment income (loss) to
 average net assets.....................      (0.48)%      0.26%      (0.54)%        (0.9)%(b)        0.52%        1.26%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.51%       2.54%       2.46%          2.5%(b)        1.51%         1.54%(b)
  Without expense reductions............       2.64%       2.59%         --*           --*          1.64%          1.59%(b)
Portfolio turnover rate++++.............         93%         63%         87%          117%            93%            63%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0032         N/A         N/A           N/A      $  0.0032            N/A

----------------

  + All capitals shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F47

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global New Pacific Growth Fund ("Fund") is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles and the financial statements may include certain estimates made by management.

(A) Portfolio Valuation
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F48

                       GT GLOBAL NEW PACIFIC GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option in extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S.government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of approximately $60,565,635 were on loan to brokers. The loans were secured by cash collateral of $63,740,591, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1996, the Fund received securities lending fees of $319,975 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

                                      F49

                       GT GLOBAL NEW PACIFIC GROWTH FUND

(J) Distributions to Shareholders
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. For the year ended December 31, 1996, the Fund periodically borrowed amounts at a money market rate, all of which has been repaid by December 31, 1996.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $16,333,333 with a weighted average interest rate of 6.27%. Interest incurred on this loan for the year ended December 31, 1996 was $25,611, included in "Other Expenses" on the Statement of Operations.

2. Related Parties
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $133,060 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $19,470 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1996, GT Global collected CDSCs in the amount of $636,270. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT

                                      F50

                       GT GLOBAL NEW PACIFIC GROWTH FUND

Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% of the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $479,521,098 and $557,132,554, respectively. There were no purchases or sales of U.S. government obligations during the period.

                                      F51

                       GT GLOBAL NEW PACIFIC GROWTH FUND

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions


                                                        Year ended                      Year ended
                                                     December 31, 1996              December 31, 1995
                                               -----------------------------  ------------------------------
                                                  Shares          Amount         Shares          Amount
                                               -------------  --------------  -------------  ---------------
Class A
---------------------------------------------
Shares sold..................................    285,658,529  $3,783,795,259    213,508,812  $ 2,634,346,068
Shares issued in connection with reinvestment
  of distributions...........................      2,934,435      37,677,963      1,069,849       13,241,922
                                               -------------  --------------  -------------  ---------------
                                                 288,592,964   3,821,473,222    214,578,661    2,647,587,990
Shares repurchased...........................   (291,833,470) (3,895,314,036)  (217,241,112)  (2,697,556,175)
                                               -------------  --------------  -------------  ---------------
Net decrease.................................     (3,240,506) $  (73,840,814)    (2,662,451) $   (49,968,185)
                                               -------------  --------------  -------------  ---------------
                                               -------------  --------------  -------------  ---------------

                                                        Year ended                      Year ended
                                                     December 31, 1996              December 31, 1995
                                               -----------------------------  ------------------------------
                                                  Shares          Amount         Shares          Amount
                                               -------------  --------------  -------------  ---------------
Class B
---------------------------------------------
Shares sold..................................     96,986,480  $1,263,551,513     64,930,186  $   788,928,928
Shares issued in connection with reinvestment
  of distributions...........................      1,241,219      15,565,185        307,922        3,759,320
                                               -------------  --------------  -------------  ---------------
                                                  98,227,699   1,279,116,698     65,238,108      792,688,248
Shares repurchased...........................    (97,020,480) (1,273,495,413)   (64,636,995)    (790,755,338)
                                               -------------  --------------  -------------  ---------------
Net increase.................................      1,207,219  $    5,621,285        601,113  $     1,932,910
                                               -------------  --------------  -------------  ---------------
                                               -------------  --------------  -------------  ---------------

                                                                                       June 1, 1995
                                                        Year ended               (commencement of sale of
                                                     December 31, 1996         shares) to December 31, 1995
                                               -----------------------------  ------------------------------
                                                  Shares          Amount         Shares          Amount
                                               -------------  --------------  -------------  ---------------
Advisor Class
---------------------------------------------
Shares sold..................................      4,311,411  $   57,463,326        184,375  $     2,360,516
Shares issued in connection with reinvestment
  of distributions...........................         18,530         238,663          3,674           45,406
                                               -------------  --------------  -------------  ---------------
                                                   4,329,941      57,701,989        188,049        2,405,922
Shares repurchased...........................     (4,285,455)    (57,637,275)      (112,902)      (1,426,942)
                                               -------------  --------------  -------------  ---------------
Net increase.................................         44,486  $       64,714         75,147  $       978,980
                                               -------------  --------------  -------------  ---------------
                                               -------------  --------------  -------------  ---------------

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $417,194 under these arrangements.

--------------
Federal Tax Information (Unaudited):

For its fiscal year ended December 31, 1996, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.39 per share (representing an approximate total of $13,728,818). The total amount of taxes paid by the Fund to such countries was approximately $.11 per share (representing an approximate total of $3,935,474).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $58,445,881 as a capital gain dividend for the fiscal year ended December 31, 1996.

                                      F52

                          GT GLOBAL EUROPE GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Europe Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Europe Growth Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F53

                          GT GLOBAL EUROPE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (36.1%)
  Reed International PLC ....................................   UK          1,661,000   $ 31,428,168         5.8
    BUSINESS & PUBLIC SERVICES
  Koninklijke Ahold N.V. ....................................   NETH          463,790     29,020,463         5.3
    RETAILERS-FOOD
  Adecco S.A.: ..............................................   SWTZ               --             --         3.8
    CONSUMER SERVICES
    Common-/- ...............................................   --             69,306     17,567,332          --
    Bearer-/- ...............................................   --             12,320      3,093,812          --
  Comptoirs Modernes ........................................   FR             28,620     15,470,270         2.8
    RETAILERS-FOOD
  Reuters Holdings PLC ......................................   UK          1,041,500     13,402,179         2.5
    BROADCASTING & PUBLISHING
  Sol Melia S.A.-/- .........................................   SPN           366,400     13,130,086         2.4
    LEISURE & TOURISM
  Stet Societa' Finanziaria Telefonica S.p.A. ...............   ITLY        2,820,800     12,834,173         2.4
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            993,000     12,523,022         2.3
    BROADCASTING & PUBLISHING
  Sodexho S.A. ..............................................   FR             21,970     12,257,394         2.3
    RESTAURANTS
  VNU (Verenigde Nederlandse Uitgeversbedrijven Verenigd
   Bezit) ...................................................   NETH          520,000     10,876,014         2.0
    BROADCASTING & PUBLISHING
  Kuoni Reisen Holdings "B" - Registered ....................   SWTZ            3,920      9,521,674         1.8
    LEISURE & TOURISM
  Falck AS ..................................................   DEN            21,200      6,337,495         1.2
    CONSUMER SERVICES
  Telecel - Comunicacaoes Pessoais, S.A.-/- .................   PORT           96,380      6,155,884         1.1
    WIRELESS COMMUNICATIONS
  Kobenhavns Lufthavne AS ...................................   DEN            22,911      2,334,879         0.4
    TRANSPORTATION - AIRLINES
                                                                                        ------------
                                                                                         195,952,845
                                                                                        ------------
Health Care (12.6%)
  Astra AB "A" Free .........................................   SWDN          608,700     30,110,663         5.5
    PHARMACEUTICALS
  Schering AG ...............................................   GER           201,430     17,012,846         3.1
    PHARMACEUTICALS
  OY Tamro AB ...............................................   FIN         1,784,900     11,879,922         2.2
    PHARMACEUTICALS
  M.L. Laboratories PLC-/- ..................................   UK          1,738,907      6,074,264         1.1
    PHARMACEUTICALS
  Nearmedic Ltd.-/- .........................................   ASTRI          25,584      3,663,636         0.7
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          68,741,331
                                                                                        ------------
Consumer Non-Durables (10.6%)
  Gucci Group - NY Registered Shares{\/} ....................   ITLY          260,550     16,642,631         3.1
    TEXTILES & APPAREL
  Parmalat Finanziaria S.p.A. ...............................   ITLY        8,706,000     13,331,960         2.5
    FOOD

    The accompanying notes are an integral part of the financial statements.

                                      F54

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Polygram ..................................................   NETH          219,300   $ 11,180,997         2.1
    RECREATION
  Vendex International N.V. .................................   NETH          215,739      9,237,029         1.7
    OTHER CONSUMER GOODS
  De Rigo S.p.A. - ADR-/- {\/} ..............................   ITLY          407,150      3,715,244         0.7
    TEXTILES & APPAREL
  Industrie Natuzzi S.p.A. - ADR{\/} ........................   ITLY           72,500      1,667,500         0.3
    HOUSEHOLD PRODUCTS
  Luxottica Group S.p.A. - ADR{\/} ..........................   ITLY           16,700        868,400         0.2
    OTHER CONSUMER GOODS
                                                                                        ------------
                                                                                          56,643,761
                                                                                        ------------
Materials/Basic Industry (10.3%)
  SGL Carbon AG .............................................   GER           184,700     23,297,659         4.3
    METALS - NON-FERROUS
  Bayer AG ..................................................   GER           279,300     11,404,447         2.1
    CHEMICALS
  Degussa AG ................................................   GER            20,000      9,057,217         1.7
    MISC. MATERIALS & COMMODITIES
  Saes Getters S.p.A.: ......................................   ITLY               --             --         1.2
    CHEMICALS
    ADR-/- {\/} .............................................   --            405,600      4,917,900          --
    di Risp .................................................   --            153,900      1,881,339          --
  Castorama Dubois Investisse ...............................   FR             31,949      5,507,810         1.0
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          56,066,372
                                                                                        ------------
Finance (7.7%)
  3I Group PLC ..............................................   UK          1,730,000     14,426,541         2.7
    INVESTMENT MANAGEMENT
  Unidanmark AS "A" .........................................   DEN           235,100     12,179,278         2.2
    BANKS-REGIONAL
  M & G Group PLC ...........................................   UK            600,000     11,352,740         2.1
    INVESTMENT MANAGEMENT
  Invesco PLC ...............................................   UK            744,800      3,303,137         0.6
    INVESTMENT MANAGEMENT
  Invesco Funding LLC - F/P-/- ..............................   UK            148,960        660,627         0.1
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          41,922,323
                                                                                        ------------
Technology (6.0%)
  TT Tieto Oy "B" ...........................................   FIN           147,400     12,215,204         2.2
    SOFTWARE
  Dassault Systemes S.A.-/- .................................   FR            235,600     10,883,992         2.0
    COMPUTERS & PERIPHERALS
  Group Axime-/- ............................................   FR             83,170      9,633,591         1.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                          32,732,787
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F55

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (5.4%)
  Telefonaktiebolaget LM Ericsson "B" .......................   SWDN          649,600   $ 20,119,426         3.7
    TELECOM EQUIPMENT
  Premier Farnell PLC .......................................   UK            707,558      9,098,905         1.7
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                          29,218,331
                                                                                        ------------
Multi-Industry/Miscellaneous (5.0%)
  Gehe AG ...................................................   GER           210,000     13,449,285         2.5
    MULTI-INDUSTRY
  Assystem ..................................................   FR             97,897      7,484,018         1.4
    MULTI-INDUSTRY
  Pricer AB-/- ..............................................   SWDN          241,228      5,948,728         1.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                          26,882,031
                                                                                        ------------
Consumer Durables (2.7%)
  Valeo S.A. ................................................   FR            235,571     14,552,649         2.7
                                                                                        ------------
    AUTO PARTS
Energy (1.9%)
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY        2,054,800     10,583,237         1.9
    OIL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $442,040,217) ................                            533,295,667        98.3
                                                                                        ------------       -----

                                                                            No. of         Value         % of Net
Warrants                                                       Country     Warrants       (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Sandoz AG Warrants (Issuer: Barclays de Zoete Wedd), expire
   9/26/97 (cost $5,206,856)-/- .............................   SWTZ          205,700      5,265,490         1.0
                                                                                        ------------       -----
    PHARMACEUTICALS

                                                                                           Value         % of Net
Repurchase Agreement                                                                      (Note 1)        Assets
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due Jan-
   uary 2, 1997, for an effective yield of 6.25%,
   collateralized by $5,575,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $5,692,733,
   including accrued interest). (cost $5,576,968)  ..........                              5,576,968         1.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $452,824,041)  * ....................                            544,138,125       100.3
Other Assets and Liabilities ................................                             (1,837,959)       (0.3)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $542,300,166       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $455,367,626 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 103,578,152
                 Unrealized depreciation:           (14,807,653)
                                                  -------------
                 Net unrealized appreciation:     $  88,770,499
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F56

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               Percentage of Net Assets {d}
                                        -------------------------------------------
                                                 Fixed Income,
                                                   Rights &      Short-term
Country (Country Code/Currency Code)    Equity     Warrants       & Other     Total
--------------------------------------  ------   -------------   ----------   -----
Austria (ASTRI/ATS) ..................    0.7                                   0.7
Denmark (DEN/DKK) ....................    3.8                                   3.8
Finland (FIN/FIM) ....................    4.4                                   4.4
France (FR/FRF) ......................   14.0                                  14.0
Germany (GER/DEM) ....................   13.7                                  13.7
Italy (ITLY/ITL) .....................   12.3                                  12.3
Netherlands (NETH/NLG) ...............   11.1                                  11.1
Portugal (PORT/PTE) ..................    1.1                                   1.1
Spain (SPN/ESP) ......................    2.4                                   2.4
Sweden (SWDN/SEK) ....................   10.3                                  10.3
Switzerland (SWTZ/CHF) ...............    5.6         1.0                       6.6
United Kingdom (UK/GBP) ..............   18.9                                  18.9
United States & Other (US/USD) .......                               0.7        0.7
                                        ------        ---            ---      -----
Total  ...............................   98.3         1.0            0.7      100.0
                                        ------        ---            ---      -----
                                        ------        ---            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $542,300,166.

    The accompanying notes are an integral part of the financial statements.

                                      F57

                          GT GLOBAL EUROPE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $452,824,041) (Note 1)..........................  $ 544,138,125
  U.S. currency.................................................................  $      520
  Foreign currencies (cost $4,175,779)..........................................   4,084,658      4,085,178
                                                                                  ----------
  Receivable for securities sold............................................................     29,744,338
  Dividends and dividend withholding tax reclaims receivable................................        584,065
  Receivable for Fund shares sold...........................................................        377,792
  Miscellaneous receivable..................................................................        151,536
  Cash held as collateral for securities loaned (Note 1)....................................     41,594,267
                                                                                              -------------
    Total assets............................................................................    620,675,301
                                                                                              -------------
Liabilities:
  Payable for Fund shares repurchased.......................................................     20,846,830
  Payable for securities purchased..........................................................     14,915,226
  Payable for investment management and administration fees (Note 2)........................        463,933
  Payable for service and distribution expenses (Note 2)....................................        213,794
  Payable for transfer agent fees (Note 2)..................................................        141,484
  Payable for printing and postage expenses.................................................        121,788
  Payable for professional fees.............................................................         42,166
  Payable for fund accounting fees (Note 2).................................................         11,144
  Payable for Trustees' fees and expenses (Note 2)..........................................         10,851
  Payable for custodian fees (Note 1).......................................................          7,799
  Payable for registration and filing fees..................................................          3,958
  Other accrued expenses....................................................................          1,895
  Collateral for securities loaned (Note 1).................................................     41,594,267
                                                                                              -------------
    Total liabilities.......................................................................     78,375,135
                                                                                              -------------
Net assets..................................................................................  $ 542,300,166
                                                                                              -------------
                                                                                              -------------
Class A:
Net asset value and redemption price per share ($453,792,288 DIVIDED BY 35,218,353 shares
 outstanding)...............................................................................  $       12.89
                                                                                              -------------
                                                                                              -------------
Maximum offering price per share (100/95.25 of $12.89) *....................................  $       13.53
                                                                                              -------------
                                                                                              -------------
Class B:+
Net asset value and offering price per share ($87,091,501 DIVIDED BY 6,840,010 shares
 outstanding)...............................................................................  $       12.73
                                                                                              -------------
                                                                                              -------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,416,377
 DIVIDED BY 109,635 shares outstanding).....................................................  $       12.92
                                                                                              -------------
                                                                                              -------------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $ 553,764,310
  Accumulated net realized loss on investments and foreign currency transactions............   (102,810,111)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................         31,883
  Net unrealized appreciation of investments................................................     91,314,084
                                                                                              -------------
Total -- representing net assets applicable to capital shares outstanding...................  $ 542,300,166
                                                                                              -------------
                                                                                              -------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F58

                          GT GLOBAL EUROPE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,282,376).............................  $  7,537,412
  Interest income............................................................................     1,133,425
  Other income...............................................................................        35,493
                                                                                               ------------
    Total investment income..................................................................     8,706,330
                                                                                               ------------
Expenses:
  Investment management and administration fees (Note 2).....................................     5,416,280
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $ 1,666,909
    Class B.....................................................................      783,175     2,450,084
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................     1,866,185
  Custodian fees (Note 1)....................................................................       428,461
  Printing and postage expenses..............................................................       149,243
  Fund accounting fees (Note 2)..............................................................       139,442
  Registration and filing fees...............................................................       115,952
  Audit fees.................................................................................        60,756
  Trustees' fees and expenses (Note 2).......................................................        20,130
  Legal fees.................................................................................        11,713
  Other expenses (Note 1)....................................................................       319,077
                                                                                               ------------
    Total expenses before reductions.........................................................    10,977,323
                                                                                               ------------
      Expense reductions (Notes 1 & 5).......................................................      (332,508)
                                                                                               ------------
    Total net expenses.......................................................................    10,644,815
                                                                                               ------------
Net investment loss..........................................................................    (1,938,485)
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................   84,393,603
  Net realized gain on foreign currency transactions............................    2,147,797
                                                                                  -----------
    Net realized gain during the year........................................................    86,541,400
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................     (218,619)
  Net change in unrealized appreciation of investments..........................   23,691,090
                                                                                  -----------
    Net unrealized appreciation during the year..............................................    23,472,471
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies.......................   110,013,871
                                                                                               ------------
Net increase in net assets resulting from operations.........................................  $108,075,386
                                                                                               ------------
                                                                                               ------------

    The accompanying notes are an integral part of the financial statements.

                                      F59

                          GT GLOBAL EUROPE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             Year ended      Year ended
                                                                            December 31,    December 31,
                                                                                1996            1995
                                                                           --------------  ---------------
Decrease in net assets
Operations:
  Net investment income (loss)...........................................  $   (1,938,485) $     1,909,382
  Net realized gain on investments and foreign currency transactions.....      86,541,400       26,309,310
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.....................................        (218,619)        (158,136)
  Net change in unrealized appreciation of investments...................      23,691,090       32,353,329
                                                                           --------------  ---------------
    Net increase in net assets resulting from operations.................     108,075,386       60,413,885
                                                                           --------------  ---------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income.............................................              --       (4,239,316)
  From net realized gain on investments..................................      (4,360,146)      (1,762,043)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income.............................................              --         (173,659)
  From net realized gain on investments..................................        (815,186)        (269,455)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net investment income.............................................              --           (9,151)
  From net realized gain on investments..................................         (29,590)          (2,596)
                                                                           --------------  ---------------
    Total distributions..................................................      (5,204,922)      (6,456,220)
                                                                           --------------  ---------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.......................   3,224,591,371    1,608,239,408
  Decrease from capital shares repurchased...............................  (3,342,278,802)  (1,832,994,490)
                                                                           --------------  ---------------
    Net decrease from capital share transactions.........................    (117,687,431)    (224,755,082)
                                                                           --------------  ---------------
Total decrease in net assets.............................................     (14,816,967)    (170,797,417)
Net assets:
  Beginning of year......................................................     557,117,133      727,914,550
                                                                           --------------  ---------------
  End of year*...........................................................  $  542,300,166  $   557,117,133
                                                                           --------------  ---------------
                                                                           --------------  ---------------
--------------
  *Includes undistributed net investment income of.......................  $            0  $       285,680
                                                                           --------------  ---------------

    The accompanying notes are an integral part of the financial statements.

                                      F60

                          GT GLOBAL EUROPE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                           1996 (a)    1995 (a)    1994 (a)    1993 (a)    1992 (a)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   10.88   $   10.03   $   10.84   $    8.51   $    9.59
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.03)       0.04        0.06        0.05        0.11**
  Net realized and unrealized gain
   (loss) on investments................       2.16        0.95       (0.69)       2.36       (1.19)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.13        0.99       (0.63)       2.41       (1.08)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.10)      (0.05)      (0.06)         --
  From net realized gain on
   investments..........................      (0.12)      (0.04)         --          --          --
  In excess of net investment income....         --          --          --       (0.02)         --
  In excess of net realized gain on
   investments..........................         --          --       (0.13)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.12)      (0.14)      (0.18)      (0.08)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.89   $   10.88   $   10.03   $   10.84   $    8.51
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............      19.61%       9.86%       (5.8)%      28.3%      (11.3)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 453,792   $ 483,375   $ 646,313   $ 854,701   $ 781,607
Ratio of net investment income (loss) to
 average net assets.....................      (0.26)%      0.38%       0.61%        0.6%        1.2%**
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.82%       1.83%       1.73%        1.9%        2.0%**
  Without expense reductions............       1.88%       1.89%       1.81%         --*         --*
Portfolio turnover rate++++.............        123%        108%         91%         67%         65%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0277         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund Class A operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.
 (a) Calculated based upon weighted average shares outstanding during the period.
 (b) Annualized.
 (c) Not Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F61

                          GT GLOBAL EUROPE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                           Advisor Class+++
                                          -------------------------------------------------  ---------------------------
                                                                              April 1, 1993      Year      June 1, 1995
                                               Year ended December 31,             to           ended           to
                                          ----------------------------------  December 31,   December 31,  December 31,
                                           1996 (a)    1995 (a)    1994 (a)     1993 (a)       1996 (a)      1995 (a)
                                          ----------  ----------  ----------  -------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   10.81   $    9.97   $   10.79     $    9.02     $   10.85      $   10.24
                                          ----------  ----------  ----------  -------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.11)      (0.03)         --            --          0.01           0.08
  Net realized and unrealized gain
   (loss) on investments................       2.15        0.94       (0.69)         1.85          2.18           0.71
                                          ----------  ----------  ----------  -------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............       2.04        0.91       (0.69)         1.85          2.19           0.79
                                          ----------  ----------  ----------  -------------  ------------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.03)         --         (0.06)           --          (0.14)
  From net realized gain on
   investments..........................      (0.12)      (0.04)         --            --         (0.12)         (0.04)
  In excess of net investment income....         --          --          --         (0.02)           --             --
  In excess of net realized gain on
   investments..........................         --          --       (0.13)           --            --             --
                                          ----------  ----------  ----------  -------------  ------------  -------------
    Total distributions.................      (0.12)      (0.07)      (0.13)        (0.08)        (0.12)         (0.18)
                                          ----------  ----------  ----------  -------------  ------------  -------------
Net asset value, end of period..........  $   12.73   $   10.81   $    9.97     $   10.79     $   12.92      $   10.85
                                          ----------  ----------  ----------  -------------  ------------  -------------
                                          ----------  ----------  ----------  -------------  ------------  -------------
Total investment return (d).............      18.79%       9.20%      (6.38)%        20.5%(c)      20.21 %        7.75%(c)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  87,092   $  73,025   $  81,602     $  34,048     $   1,416      $     718
Ratio of net investment income (loss) to
 average net assets.....................      (0.91)%     (0.27)%     (0.04)%        (0.1)%(b)       0.09 %        0.73%(b)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.47%       2.48%       2.38%          2.6%(b)       1.47 %        1.48%(b)
  Without expense reductions............       2.53%       2.54%       2.46%           --*         1.53 %         1.54%(b)
Portfolio turnover rate++++.............        123%        108%         91%           67%          123 %          108%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0277         N/A         N/A           N/A     $  0.0277            N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund Class A operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.
 (a) Calculated based upon weighted average shares outstanding during the period.
 (b) Annualized.
 (c) Not Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F62

                          GT GLOBAL EUROPE GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global Europe Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and therefore the financial statements may include certain estimates from management.

(A) Portfolio Valuation
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F63

                          GT GLOBAL EUROPE GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of approximately $39,888,283 were on loan to brokers. The loans were secured by cash collateral of $41,594,267, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1996, the Fund received securities lending fees of $170,632 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $100,715,450, of which $96,233,015 expires in 2000 and $4,482,435 expires in
2001.

                                      F64

                          GT GLOBAL EUROPE GROWTH FUND

(J) Distribution to Shareholders
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000.

2. Related Parties
Chancellor LGT Asset Management is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc., an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $39,684 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $5,089 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1996, GT Global collected CDSC's in the amount of $377,041. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

                                      F65

                          GT GLOBAL EUROPE GROWTH FUND

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.
The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.
3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $648,654,686 and $748,627,276, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions

                                                   Year ended                    Year ended
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................   247,661,557  $2,968,073,960   148,571,806  $ 1,551,431,041
Shares issued in connection with
  reinvestment of distributions.........       261,336       3,297,924       415,180        4,458,262
                                          ------------  --------------  ------------  ---------------
                                           247,922,893   2,971,371,884   148,986,986    1,555,889,303
Shares repurchased......................  (257,136,969) (3,090,222,730) (169,021,976)  (1,766,588,469)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (9,214,076) $ (118,850,846)  (20,034,990) $  (210,699,166)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   Year ended                    Year ended
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    15,643,994  $  188,596,754     4,792,541  $    50,660,689
Shares issued in connection with
  reinvestment of distributions.........        53,171         663,732        35,327          377,127
                                          ------------  --------------  ------------  ---------------
                                            15,697,165     189,260,486     4,827,868       51,037,816
Shares repurchased......................   (15,609,973)   (188,238,304)   (6,262,885)     (65,780,212)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................        87,192  $    1,022,182    (1,435,017) $   (14,742,396)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                                                June 1, 1995
                                                   Year ended             (commencement of sale of
                                               December 31, 1996        shares) to December 31, 1995
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     5,230,224  $   63,929,457       122,102  $     1,300,674
Shares issued in connection with
  reinvestment of distributions.........         2,336          29,544         1,098           11,615
                                          ------------  --------------  ------------  ---------------
                                             5,232,560      63,959,001       123,200        1,312,289
Shares repurchased......................    (5,189,081)    (63,817,768)      (57,044)        (625,809)
                                          ------------  --------------  ------------  ---------------
Net increase............................        43,479  $      141,233        66,156  $       686,480
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F66

                          GT GLOBAL EUROPE GROWTH FUND

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $161,876 under these arrangements.

--------------
Federal Tax Information (Unaudited):

For its fiscal year ended December 31, 1996, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.19 per share (representing an approximate total of $8,299,061). The total amount of taxes paid by the Fund to such countries was approximately $.03 per share (representing an approximate total of $1,282,376).

                                      F67

                            GT GLOBAL AMERICA FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Mid Cap Growth Fund (previously GT Global America Growth Fund), GT Global America Small Cap Growth Fund - Consolidated, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the GT Global America Mid Cap Growth Fund (previously GT Global America Growth
Fund), GT Global America Small Cap Growth Fund - Consolidated, and GT Global America Value Fund - Consolidated, as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F68

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (24.7%)
  Cooper Cameron Corp.-/- ...................................   US            243,800   $ 18,650,694         2.7
    ENERGY EQUIPMENT & SERVICES
  Rowan Cos., Inc.-/- .......................................   US            804,400     18,199,550         2.7
    ENERGY EQUIPMENT & SERVICES
  ENSCO International, Inc.-/- ..............................   US            328,600     15,937,100         2.3
    ENERGY EQUIPMENT & SERVICES
  Global Marine, Inc.-/- ....................................   US            742,500     15,314,063         2.3
    ENERGY EQUIPMENT & SERVICES
  Western Atlas, Inc.-/- ....................................   US            208,500     14,777,438         2.2
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY          279,600     14,434,350         2.1
    OIL
  Marine Drilling Co., Inc.-/- ..............................   US            710,700     13,991,906         2.1
    ENERGY EQUIPMENT & SERVICES
  Seacor Holdings, Inc.-/- ..................................   US            217,500     13,702,500         2.0
    ENERGY EQUIPMENT & SERVICES
  Benton Oil & Gas Co.-/- ...................................   US            492,000     11,131,500         1.6
    OIL
  Triton Energy Ltd.-/- .....................................   US            212,500     10,306,250         1.5
    OIL
  Atwood Oceanics, Inc.-/- ..................................   US            131,500      8,350,250         1.2
    ENERGY EQUIPMENT & SERVICES
  Reading & Bates Corp.-/- ..................................   US            290,800      7,706,200         1.1
    ENERGY EQUIPMENT & SERVICES
  Chesapeake Energy Corp.-/- ................................   US            109,600      6,096,500         0.9
    GAS PRODUCTION & DISTRIBUTION
                                                                                        ------------
                                                                                         168,598,301
                                                                                        ------------
Technology (19.1%)
  Microsoft Corp.-/- ........................................   US            268,200     22,160,025         3.3
    SOFTWARE
  Intel Corp. ...............................................   US            156,900     20,544,094         3.0
    SEMICONDUCTORS
  3Com Corp.-/- .............................................   US            226,400     16,612,100         2.4
    NETWORKING
  American Power Conversion Corp.-/- ........................   US            509,300     13,878,425         2.0
    NETWORKING
  DSP Communications, Inc.-/- ...............................   US            568,500     11,014,688         1.6
    TELECOM TECHNOLOGY
  Dynatech Corp.-/- .........................................   US            247,300     10,943,025         1.6
    INSTRUMENTATION & TEST
  Comverse Technology, Inc.-/- ..............................   US            271,100     10,250,969         1.5
    COMPUTERS & PERIPHERALS
  Cisco Systems, Inc.-/- ....................................   US            143,300      9,117,463         1.3
    NETWORKING
  Cognos, Inc.-/- {\/} ......................................   CAN           321,700      9,047,813         1.3
    SOFTWARE
  Computer Products, Inc.-/- ................................   US            398,500      7,770,750         1.1
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                         131,339,352
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F69

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (18.3%)
  Loewen Group, Inc.{\/} ....................................   CAN           461,300   $ 18,048,363         2.7
    CONSUMER SERVICES
  Ross Stores, Inc. .........................................   US            347,200     17,360,000         2.6
    RETAILERS-APPAREL
  TJX Cos., Inc. ............................................   US            355,300     16,832,338         2.5
    RETAILERS-APPAREL
  Safeway, Inc.-/- ..........................................   US            352,800     15,082,200         2.2
    RETAILERS-FOOD
  Tiffany & Co. .............................................   US            353,700     12,954,263         1.9
    RETAILERS-OTHER
  Paychex, Inc. .............................................   US            225,100     11,578,581         1.7
    CONSUMER SERVICES
  Outdoor Systems, Inc.-/- ..................................   US            307,650      8,652,656         1.3
    BUSINESS & PUBLIC SERVICES
  USAir Group, Inc.-/- ......................................   US            343,300      8,024,638         1.2
    TRANSPORTATION - AIRLINES
  HFS, Inc.-/- ..............................................   US             95,700      5,718,075         0.8
    LEISURE & TOURISM
  Universal Outdoor Holdings, Inc.-/- .......................   US            220,000      5,170,000         0.8
    BUSINESS & PUBLIC SERVICES
  Footstar, Inc.-/- .........................................   US             97,900      2,435,263         0.4
    RETAILERS-APPAREL
  Claire's Stores, Inc. .....................................   US             95,900      1,246,700         0.2
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                         123,103,077
                                                                                        ------------
Consumer Non-Durables (14.2%)
  Philip Morris Cos., Inc. ..................................   US            229,400     25,836,175         3.8
    FOOD
  Nike, Inc. "B" ............................................   US            377,900     22,579,525         3.3
    TEXTILES & APPAREL
  Liz Claiborne, Inc. .......................................   US            293,400     11,332,575         1.7
    TEXTILES & APPAREL
  Foodmaker, Inc.-/- ........................................   US          1,113,900      9,885,863         1.5
    FOOD
  Nautica Enterprises, Inc.-/- ..............................   US            331,000      8,357,750         1.2
    TEXTILES & APPAREL
  Richfood Holdings, Inc. ...................................   US            271,500      6,583,875         1.0
    FOOD
  Rexall Sundown, Inc.-/- ...................................   US            240,800      6,546,750         1.0
    PERSONAL CARE/COSMETICS
  Tommy Hilfiger Corp.-/- ...................................   US             93,400      4,483,200         0.7
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          95,605,713
                                                                                        ------------
Finance (8.9%)
  BankAmerica Corp. .........................................   US            235,200     23,461,200         3.5
    BANKS-SUPER REGIONAL
  Union Planters Corp. ......................................   US            394,365     15,380,235         2.3
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

                                      F70

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Citicorp ..................................................   US            131,200   $ 13,513,600         2.0
    BANKS-MONEY CENTER
  Mark Twain Bancshares, Inc. ...............................   US            154,600      7,536,750         1.1
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          59,891,785
                                                                                        ------------
Materials/Basic Industry (4.8%)
  Cytec Industries, Inc.-/- .................................   US            390,700     15,872,188         2.3
    CHEMICALS
  Barrick Gold Corp. ........................................   CAN           377,000     10,807,223         1.6
    GOLD
  Oregon Metallurgical Corp.-/- .............................   US            190,900      6,156,525         0.9
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                          32,835,936
                                                                                        ------------
Capital Goods (3.0%)
  Davox Corp.-/- ............................................   US            334,700     13,806,375         2.0
    TELECOM EQUIPMENT
  Pairgain Technologies, Inc.-/- ............................   US            231,000      7,031,063         1.0
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          20,837,438
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $543,685,886) ................                            632,211,602        93.0
                                                                                        ------------       -----

                                                                                           Value         % of Net
Repurchase Agreement                                                                      (Note 1)        Assets
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $47,860,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $48,870,709,
   including accrued interest). (cost $47,911,316) ..........                             47,911,316         7.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $591,597,202)  * ....................                            680,122,918       100.0
Other Assets and Liabilities ................................                               (119,840)       (0.0)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $680,003,078       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $594,949,965 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  93,369,566
                 Unrealized depreciation:            (8,196,613)
                                                  -------------
                 Net unrealized appreciation:     $  85,172,953
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F71

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $20,206,432; $591,597,202; and $8,925,422, respectively)
   (Note 1)..............................................................................................  $680,122,918
  U.S. currency..........................................................................................          56
  Dividends receivable...................................................................................     464,678
  Receivable for Fund shares sold........................................................................   9,198,772
  Receivable for securities sold.........................................................................   1,474,451
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2).........................................          --
  Unamortized organizational costs (Note 1)..............................................................          --
  Miscellaneous receivable...............................................................................     101,169
  Cash held as collateral for securities loaned (Note 1).................................................  32,605,600
                                                                                                           ----------
    Total assets.........................................................................................  723,967,644
                                                                                                           ----------
Liabilities:
  Payable for custodian fees (Note 1)....................................................................       7,508
  Payable for fund accounting fees (Note 2)..............................................................      13,643
  Payable for Fund shares repurchased....................................................................  10,244,161
  Payable for investment management and administration fees (Note 2).....................................     419,487
  Payable for loan outstanding (Note 1)..................................................................          --
  Payable for printing and postage expenses..............................................................      77,133
  Payable for professional fees..........................................................................      32,291
  Payable for registration and filing fees...............................................................      13,189
  Payable for securities purchased.......................................................................          --
  Payable for service and distribution expenses (Note 2).................................................     387,262
  Payable for transfer agent fees (Note 2)...............................................................     155,101
  Payable for Trustees' fees and expenses (Note 2).......................................................       8,705
  Other accrued expenses (Note 1)........................................................................         486
  Collateral for securities loaned (Note 1)..............................................................  32,605,600
                                                                                                           ----------
    Total liabilities....................................................................................  43,964,566
  Minority interest (Notes 1 & 2)........................................................................          --
                                                                                                           ----------
Net assets...............................................................................................  $680,003,078
                                                                                                           ----------
                                                                                                           ----------
Class A:
Net asset value and redemption price per share ($8,448,005 DIVIDED BY 674,639;
 $343,426,924 DIVIDED BY 16,536,083; and $2,528,653 DIVIDED BY 172,644 shares outstanding,
 respectively)...........................................................................................  $    20.77
                                                                                                           ----------
                                                                                                           ----------
Maximum offering price per share (100/95.25 of $12.52; 100/95.25 of $20.77; and 100/95.25 of $14.65,
 respectively) *.........................................................................................  $    21.81
                                                                                                           ----------
                                                                                                           ----------
Class B+
Net asset value and offering price per share ($10,694,097 DIVIDED BY 861,017;
 $334,589,970 DIVIDED BY 16,498,419; and $5,503,054 DIVIDED BY 378,527 shares outstanding,
 respectively)...........................................................................................  $    20.28
                                                                                                           ----------
                                                                                                           ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($435,214 DIVIDED BY 34,597;
 $1,986,184 DIVIDED BY 95,684; and $191,292 DIVIDED BY 12,994 shares outstanding, respectively)..........  $    20.76
                                                                                                           ----------
                                                                                                           ----------
Net assets consist of:
  Paid in capital (Note 4)...............................................................................  $601,059,922
  Accumulated net realized gain (loss) on investments and foreign currency transactions..................  (9,582,560)
  Net unrealized appreciation (depreciation) of investments..............................................  88,525,716
                                                                                                           ----------
Total - representing net assets applicable to capital shares outstanding.................................  $680,003,078
                                                                                                           ----------
                                                                                                           ----------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F72

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            STATEMENT OF OPERATIONS

                               December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income........................................................................................  $6,000,887
  Dividend income........................................................................................   4,151,150
  Other income...........................................................................................      68,462
                                                                                                           ----------
    Total investment income..............................................................................  10,220,499
                                                                                                           ----------
Expenses:
  Amortization of organization costs (Note 1)............................................................          --
  Custodian fees (Note 1)................................................................................      80,790
  Fund accounting fees (Note 2)..........................................................................     173,767
  Insurance expenses.....................................................................................       5,461
  Investment management and administration fees (Note 2).................................................   4,982,969
  Printing and postage expenses..........................................................................     145,366
  Professional fees......................................................................................      66,122
  Registration and filing fees...........................................................................      76,240
  Service and distribution expenses: (Note 2)
    Class A..............................................................................................   1,251,494
    Class B..............................................................................................   3,347,860
  Transfer agent fees (Note 2)...........................................................................   1,802,660
  Trustees' fees and expenses (Note 2)...................................................................      16,532
  Other expenses (Note 1)................................................................................      10,000
                                                                                                           ----------
  Total expenses before reductions and reimbursement.....................................................  11,959,261
    Expense reductions (Notes 1 & 6).....................................................................    (371,416)
    Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2)................................          --
                                                                                                           ----------
  Total net expenses.....................................................................................  11,587,845
                                                                                                           ----------
Net investment loss......................................................................................  (1,367,346)
                                                                                                           ----------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments.......................................................................  24,290,969
  Net realized gain (loss) on foreign currency transactions..............................................      48,400
  Net change in unrealized appreciation (depreciation) of investments....................................  76,318,599
                                                                                                           ----------
Net realized and unrealized gain on investments..........................................................  100,657,968
                                                                                                           ----------
Net increase in net assets resulting from operations.....................................................  $99,290,622
                                                                                                           ----------
                                                                                                           ----------

    The accompanying notes are an integral part of the financial statements.

                                      F73

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                                    Year ended
                                                                                                   December 31,
                                                                                            --------------------------
                                                                                                1996          1995
                                                                                            ------------  ------------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)............................................................  $ (1,367,346) $  5,981,525
  Net realized gain on investments and foreign currency transactions......................    24,339,369    93,317,375
  Net change in unrealized appreciation (depreciation) of investments.....................    76,318,599    (4,611,894)
                                                                                            ------------  ------------
    Net increase in net assets resulting from operations..................................    99,290,622    94,687,006
                                                                                            ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................            --    (3,774,599)
  From net realized gain on investments...................................................   (21,518,831)  (46,598,539)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................            --    (1,969,042)
  From net realized gain on investments...................................................   (20,232,121)  (41,818,697)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................            --       (18,429)
  From net realized gain on investments...................................................      (167,680)     (170,545)
                                                                                            ------------  ------------
    Total distributions...................................................................   (41,918,632)  (94,349,851)
                                                                                            ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested........................................  2,122,781,710 1,840,086,218
  Decrease from capital shares repurchased................................................  (2,246,270,951) (1,371,300,487)
                                                                                            ------------  ------------
    Net increase (decrease) from capital share transactions...............................  (123,489,241)  468,785,731
                                                                                            ------------  ------------
Total increase (decrease) in net assets...................................................   (66,117,251)  469,122,886
Net assets:
  Beginning of period.....................................................................   746,120,329   276,997,443
                                                                                            ------------  ------------
  End of period *.........................................................................  $680,003,078  $746,120,329
                                                                                            ------------  ------------
                                                                                            ------------  ------------
 *Includes undistributed/accumulated netinvestment income (loss)..........................  $          0  $    258,896
                                                                                            ------------  ------------
                                                                                            ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F74

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                             1996        1995      1994 (d)      1993        1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   19.07   $   17.69   $   17.17   $   17.12   $   14.13
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.03        0.24        0.04       (0.21)      (0.11)
  Net realized and unrealized gain on
   investments..........................       2.96        3.93        2.55        1.56        4.54
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       2.99        4.17        2.59        1.35        4.43
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.21)      (0.02)         --          --
  From net realized gain on
   investments..........................      (1.29)      (2.58)      (2.05)      (1.30)      (1.44)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.29)      (2.79)      (2.07)      (1.30)      (1.44)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   20.77   $   19.07   $   17.69   $   17.17   $   17.12
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      15.65%      23.23%      15.69%        8.3%       31.7%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 343,427   $ 396,291   $ 196,937   $ 116,468   $ 166,712
Ratio of net investment income (loss) to
 average net assets.....................       0.12%       1.24%       0.17%       (0.7)%      (1.1)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       1.36%       1.46%       1.58%        1.6%        1.8%
  Without expense reductions............       1.41%         --%*        --%*        --%*        --%*
Portfolio turnover rate++++.............        253%         71%        102%         92%        114%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0536         N/A         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F75

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                           Advisor Class+++
                                          -------------------------------------------------  ---------------------------
                                                                              April 1, 1993      Year      June 1, 1995
                                               Year ended December 31,             to           ended           to
                                          ----------------------------------  December 31,   December 31,  December 31,
                                             1996        1995      1994 (d)       1993           1996          1995
                                          ----------  ----------  ----------  -------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   18.77   $   17.50   $   17.09     $   15.90     $   19.05      $   20.61
                                          ----------  ----------  ----------  -------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.11)       0.10       (0.09)        (0.29)         0.09           0.21
  Net realized and unrealized gain on
   investments..........................       2.91        3.87        2.55          2.78          2.91           1.09
                                          ----------  ----------  ----------  -------------  ------------  -------------
    Net increase from investment
     operations.........................       2.80        3.97        2.46          2.49          3.00           1.30
                                          ----------  ----------  ----------  -------------  ------------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.12)         --            --            --          (0.28)
  From net realized gain on
   investments..........................      (1.29)      (2.58)      (2.05)        (1.30)        (1.29)         (2.58)
                                          ----------  ----------  ----------  -------------  ------------  -------------
    Total distributions.................      (1.29)      (2.70)      (2.05)        (1.30)        (1.29)         (2.86)
                                          ----------  ----------  ----------  -------------  ------------  -------------
Net asset value, end of period..........  $   20.28   $   18.77   $   17.50     $   17.09     $   20.76      $   19.05
                                          ----------  ----------  ----------  -------------  ------------  -------------
                                          ----------  ----------  ----------  -------------  ------------  -------------

Total investment return (c).............      14.82%      22.42%      15.06%         16.1%(b)      15.72 %        6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 334,590   $ 348,435   $  80,060     $   1,982     $   1,986      $   1,394
Ratio of net investment income (loss) to
 average net assets.....................      (0.53)%      0.59%      (0.48)%        (1.3)%(a)       0.47 %        1.59%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       2.01%       2.11%       2.23%          2.2%(a)       1.01 %        1.11%(a)
  Without expense reductions............       2.06%         --%*        --%*          --%(a) *       1.06 %          --%* (a)
Portfolio turnover rate++++.............        253%         71%        102%           92%          253 %           71%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0536         N/A         N/A           N/A     $  0.0536            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F76

                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global America Mid Cap Growth Fund (formerly named GT Global America Growth
Fund), GT Global America Small Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds and Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) Portfolio Valuation
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) Repurchase Agreements
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" hereinafter includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) Option Accounting Principles
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or

                                      F77

                            GT GLOBAL AMERICA FUNDS

Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value listed below were on loan to brokers. These loans were secured by cash collateral received by the fund or portfolios:

                                                 December 31, 1996              Year ended
                                          --------------------------------   December 31, 1996
                                          Aggregate Value        Cash        -----------------
GT Global                                     on Loan         Collateral        Fees Earned
----------------------------------------  ---------------   --------------   -----------------
America Mid Cap Growth Fund.............   $ 31,491,056      $  32,605,600       $163,841
Small Cap Growth Portfolio..............        380,738            383,400             61

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Fund's or Portfolio's custodian fees.

(G) Deferred Organizational Expenses
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) Taxes
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

                                      F78

                            GT GLOBAL AMERICA FUNDS

(I) Distributions to Shareholders
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) Restricted Securities
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) Indexed Securities
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) Line of Credit
Each of the Funds, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On December 31, 1996, the GT Global America Value Fund borrowed $1,000,000 at a money market rate.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the GT Global America Value Fund was $1,000,000 with a weighted average interest rate of 6.43%. Interest incurred on this loan for the year ended December 31, 1996, was $2,681, included in "Other Expenses" on the Statement of Operations.

2. Related Parties
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained the following sales charges: $90,365 for the GT Global America Mid Cap Growth Fund, $9,945 for the GT Global America Small Cap Growth Fund, and $1,702 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $39,930 for the year ended December 31, 1996 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1996, GT Global collected such CDSCs in the amount of: $1,901,165 for the GT Global America Mid Cap Growth Fund, $28,162 for the GT Global America Small Cap Growth Fund, and $5,608 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT

                                      F79

                            GT GLOBAL AMERICA FUNDS

Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,468,522,964, $33,591,427 and $19,537,714, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,493,844,266, $19,321,092 and $13,037,066, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

                                      F80

                            GT GLOBAL AMERICA FUNDS

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           Capital Share Transactions

GT Global America Mid Cap Growth Fund

                                                   Year ended                    Year ended
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    89,962,964  $1,853,673,285    64,255,259  $ 1,354,329,879
Shares issued in connection with
  reinvestment of distributions.........       853,598      17,867,701     2,163,720       42,170,721
                                          ------------  --------------  ------------  ---------------
                                            90,816,562   1,871,540,986    66,418,979    1,396,500,600
Shares repurchased......................   (95,061,922) (1,956,032,031)  (56,768,364)  (1,210,272,338)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................    (4,245,360) $  (84,491,045)    9,650,615  $   186,228,262
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   Year ended                    Year ended
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    11,161,651  $  224,412,718    19,673,669  $   406,685,987
Shares issued in connection with
  reinvestment of distributions.........       803,575      16,429,676     1,832,696       35,169,188
                                          ------------  --------------  ------------  ---------------
                                            11,965,226     240,842,394    21,506,365      441,855,175
Shares repurchased......................   (14,026,348)   (280,392,879)   (7,522,345)    (160,828,667)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................    (2,061,122) $  (39,550,485)   13,984,020  $   281,026,508
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                                                June 1, 1995
                                                                              (commencenment of
                                                   Year ended                sale of shares) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       485,169  $   10,230,701        72,809  $     1,541,469
Shares issued in connection with
  reinvestment of distributions.........         8,013         167,629         9,711          188,974
                                          ------------  --------------  ------------  ---------------
                                               493,182      10,398,330        82,520        1,730,443
Shares repurchased......................      (470,673)     (9,846,041)       (9,345)        (199,482)
                                          ------------  --------------  ------------  ---------------
Net increase............................        22,509  $      552,289        73,175  $     1,530,961
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F81

                            GT GLOBAL AMERICA FUNDS

5. Holdings of 5% Voting Securities of Portfolio Companies
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940, as amended, as an "affiliated company". During the year ended December 31, 1996, transactions with affiliated companies by the GT Global America Mid Cap Growth Fund were as follows:

                                                                          Net
                                                                        Realized
                                           Purchases                      Gain       Dividend
Affiliates                                    Cost       Sales Cost      (Loss)       Income
----------------------------------------  ------------  -------------  ----------  ------------
Abaxis, Inc.............................            --  $   4,406,425  $ (233,474)           --
Ann Taylor Stores, Inc..................  $    667,826     27,428,533   1,773,714            --
Equity Inns, Inc........................     8,589,208     21,730,721     774,204  $    344,848
Haggar Corp.............................            --     13,475,105  (4,771,163)       58,740
Landmark Graphics Corp..................    22,307,844     22,307,844  13,028,001            --
Michaels Stores, Inc....................     1,253,238     31,700,975  (1,716,413)           --
Varsity Spirit Corp.....................            --      3,384,724   1,747,526        13,686
Younkers, Inc...........................     4,702,055     14,761,596   7,926,666            --

6. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1996, the expenses of GT Global America Mid Cap Growth Fund were reduced by $207,575 under these arrangements.

------------
Federal Tax Information (Unaudited):

Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid-Cap Growth Fund designates $30,037,928 as a capital gain dividend for the fiscal year ended December 31, 1996.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1996:

Fund
----------------------------------------
GT Global America Small Cap Growth
 Fund...................................               4%
GT Global America Mid-Cap Growth Fund...              23%
GT Global America Value Fund............             100%

                                      F82

                          GT GLOBAL JAPAN GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Japan Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Japan Growth Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F83

                          GT GLOBAL JAPAN GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                     % of Net
Equity Investments                                                        Shares        Value         Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Services (36.6%)
  Southland Corp.{l} -/- {\/} ........................................    1,848,200  $  5,486,841        5.7
    RETAILERS-OTHER
  Aoyama Trading Co., Ltd. ...........................................      175,200     4,661,507        4.9
    RETAILERS-APPAREL
  Ito-Yokado Co., Ltd. ...............................................      100,000     4,353,836        4.5
    RETAILERS-OTHER
  DDI Corp. ..........................................................          650     4,301,140        4.5
    WIRELESS COMMUNICATIONS
  Seven-Eleven Japan Ltd. ............................................       50,000     2,928,473        3.0
    RETAILERS-OTHER
  Autobacs Seven Co., Ltd. ...........................................       40,000     2,829,993        2.9
    RETAILERS-OTHER
  Yoshinoya D&C Co., Ltd. ............................................          200     2,453,352        2.6
    RESTAURANTS
  Fast Retailing Co., Ltd. ...........................................       90,000     2,309,088        2.4
    RETAILERS-APPAREL
  Nissen Co. .........................................................      273,000     1,910,245        2.0
    RETAILERS-OTHER
  Nitori Co. .........................................................       59,400     1,031,393        1.1
    RETAILERS-OTHER
  Xebio Co., Ltd. ....................................................       25,000       745,076        0.8
    RETAILERS-APPAREL
  Blue Grass Co., Ltd. ...............................................       44,000       710,781        0.7
    RETAILERS-APPAREL
  Ten Allied Co. .....................................................       65,000       634,502        0.7
    RESTAURANTS
  Bunkyodo Co., Ltd. .................................................       35,000       489,806        0.5
    RETAILERS-OTHER
  Fujitsu Business Systems ...........................................       15,000       327,833        0.3
    BUSINESS & PUBLIC SERVICES
                                                                                     ------------
                                                                                       35,173,866
                                                                                     ------------
Health Care (9.6%)
  Takeda Chemical Industries .........................................      270,000     5,667,761        5.9
    PHARMACEUTICALS
  Olympus Optical Co., Ltd. ..........................................      230,000     2,185,556        2.3
    MEDICAL TECHNOLOGY & SUPPLIES
  Taisho Pharmaceuticals .............................................       55,000     1,297,080        1.4
    PHARMACEUTICALS
                                                                                     ------------
                                                                                        9,150,397
                                                                                     ------------
Technology (9.2%)
  Matsushita-Kotobuki Electronics Ltd. ...............................      160,000     4,174,153        4.3
    COMPUTERS & PERIPHERALS
  Koei Co., Ltd. .....................................................       87,400     1,676,123        1.7
    SOFTWARE
  Hosiden Electronics-/- .............................................      223,000     1,581,574        1.6
    COMPUTERS & PERIPHERALS
  Kyushu-Matsushita Electric Co., Ltd. ...............................       65,000       842,260        0.9
    COMPUTERS & PERIPHERALS

    The accompanying notes are an integral part of the financial statements.

                                      F84

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                     % of Net
Equity Investments                                                        Shares        Value         Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Technology (Continued)
  Geomatec Co., Ltd. .................................................       25,000  $    645,733        0.7
    COMPUTERS & PERIPHERALS
                                                                                     ------------
                                                                                        8,919,843
                                                                                     ------------
Capital Goods (9.2%)
  Murata Manufacturing Co., Ltd. .....................................      115,000     3,824,724        4.0
    ELECTRICAL PLANT/EQUIPMENT
  Higashi Nihon House ................................................      152,000     1,956,462        2.0
    CONSTRUCTION
  Canon, Inc. ........................................................       55,000     1,216,310        1.3
    OFFICE EQUIPMENT
  Shima Seiki Manufacturing Ltd. .....................................       20,000       932,965        1.0
    MACHINE TOOLS
  Komori Corp. .......................................................       40,000       850,035        0.9
    MACHINERY & ENGINEERING
  NEC System Integration & Construction ..............................           60         1,197         --
    CONSTRUCTION
  Japan Foundation Engineering .......................................           90         1,174         --
    CONSTRUCTION
                                                                                     ------------
                                                                                        8,782,867
                                                                                     ------------
Finance (6.9%)
  Nichiei Co., Ltd. ..................................................       60,000     4,431,583        4.6
    OTHER FINANCIAL
  Diamond Lease Co., Ltd. ............................................      175,000     2,222,270        2.3
    OTHER FINANCIAL
                                                                                     ------------
                                                                                        6,653,853
                                                                                     ------------
Consumer Non-Durables (5.3%)
  Amway Japan Ltd.{z} ................................................      145,000     4,659,641        4.8
    HOUSEHOLD PRODUCTS
  Tsutsumi Jewelry Co., Ltd. .........................................       20,600       510,729        0.5
    PERSONAL CARE/COSMETICS
                                                                                     ------------
                                                                                        5,170,370
                                                                                     ------------
Materials/Basic Industry (2.4%)
  Toyo Exterior ......................................................       80,000     1,188,666        1.2
    BUILDING MATERIALS & COMPONENTS
  Gakken .............................................................      200,000     1,131,652        1.2
    PAPER/PACKAGING
                                                                                     ------------
                                                                                        2,320,318
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $90,397,106) ..........................                 76,171,514       79.2
                                                                                     ------------      -----

    The accompanying notes are an integral part of the financial statements.

                                      F85

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1996

                                                                           Principal                     % of Net
Fixed Income Investments                                       Currency     Amount         Value          Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (7.0%)
  Austria (3.5%)
    Republic of Austria, 4.5% due 9/28/05{z} ................   JPY       340,000,000   $  3,362,846         3.5
  Japan (3.5%)
    Japanese Government Bond, 3.8% due 9/20/16{z} ...........   JPY       375,000,000      3,400,462         3.5
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $7,210,305) ................................................                              6,763,308
                                                                                        ------------
Corporate Bonds (1.0%)
  Japan (1.0%)
    Higashi Nihon House Co., Convertible Bond, 0.375% due
     4/30/00 (cost $1,089,201) ..............................   CHF         1,150,000        906,764         1.0
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $8,299,506) ............                              7,670,072         8.0
                                                                                        ------------       -----


                                                                           Number of                     % of Net
Options                                                        Currency    Contracts       Value          Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Simex Nikkei Put Options, strike JPY20,500, expire 3/14/97
   (cost $325,798)-/- .......................................   JPY               140        834,485         0.9
                                                                                        ------------       -----
    INDEX OPTIONS

                                                                                                         % of Net
Repurchase Agreement                                                                       Value          Assets
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $380,000 U.S. Treasury Notes, 6.125% due
   3/31/98 (market value of collateral is $388,025, including
   accrued interest). (cost $376,066) .......................                                376,066         0.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $99,398,476)  * .....................                             85,052,137        88.5
Other Assets and Liabilities ................................                             11,062,550        11.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 96,114,687       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        {z} Security is segregated as collateral for written futures. See Note 1 of Notes to Financial Statements.
        {l} This is a U.S. security of which approximately 62.5% of its outstanding stock is owned by Ito-Yokado Co., Ltd.
       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $100,530,250 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,077,832
                 Unrealized depreciation:           (19,555,945)
                                                  -------------
                 Net unrealized depreciation:     $ (15,478,113)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F86

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                 Forward Foreign Currency Contracts Outstanding
                               December 31, 1996

                                                                                    Unrealized
                                           Market Value     Contract    Delivery   Appreciation
Contracts to Buy:                         (U.S. Dollars)      Price       Date    (Depreciation)
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................     1,738,446       113.34500  02/12/97   $   (26,078)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $1,764,524)..........................     1,738,446                                 (26,078)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 1.81%.


Contracts to Sell:
----------------------------------------
Japanese Yen............................     9,561,451       110.40000  02/12/97       402,317
Japanese Yen............................    44,330,362       110.40000  02/12/97     1,865,290
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $56,159,420)..................    53,891,813                               2,267,607
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 56.07%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $ 2,241,529
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     Written Futures Contracts Outstanding
                               December 31, 1996

                                          Expiration    No. of                  Market
Description                                  Date      Contracts   Currency      Value
----------------------------------------  ----------   ---------   --------   -----------
Simex Nikkei 225 Index Future (Face
 $13,432,632)...........................   03/15/97       150        JPY      $12,533,474

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F87

                          GT GLOBAL JAPAN GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $99,398,476) (Note 1).......  $ 85,052,137
  U.S. currency.............................................  $      810
  Foreign currencies (cost $7,317,540)......................   7,202,621     7,203,431
                                                              ----------
  Receivable for securities sold........................................     2,922,583
  Receivable for open forward foreign currency contracts, net (Note
   1)...................................................................     2,241,529
  Receivable for initial margin (Note 1)................................     1,405,431
  Interest receivable...................................................        87,851
  Receivable for Fund shares sold.......................................        63,925
  Dividends receivable..................................................        50,940
  Cash held as collateral for securities loaned (Note 1)................     5,979,995
                                                                          ------------
    Total assets........................................................   105,007,822
                                                                          ------------
Liabilities:
  Payable for loan outstanding (Note 1).................................     2,000,000
  Payable for Fund shares repurchased...................................       634,140
  Payable for investment management and administration fees (Note 2)....        83,572
  Payable for service and distribution expenses (Note 2)................        48,382
  Payable for transfer agent fees (Note 2)..............................        47,598
  Payable for printing and postage expenses.............................        44,043
  Payable for professional fees.........................................        23,272
  Payable for custodian fees............................................        10,360
  Payable for registration and filing fees..............................         8,995
  Payable for Trustees' fees and expenses (Note 2)......................         3,985
  Payable for fund accounting fees (Note 2).............................         1,952
  Other accrued expenses................................................         6,841
  Collateral for securities loaned (Note 1).............................     5,979,995
                                                                          ------------
    Total liabilities...................................................     8,893,135
                                                                          ------------
Net assets..............................................................  $ 96,114,687
                                                                          ------------
                                                                          ------------
Class A:
Net asset value and redemption price per share ($63,584,967 DIVIDED BY
 6,517,910 shares outstanding)..........................................  $       9.76
                                                                          ------------
                                                                          ------------
Maximum offering price per share (100/95.25 of $9.76) *.................  $      10.25
                                                                          ------------
                                                                          ------------
Class B:+
Net asset value and offering price per share ($32,116,485 DIVIDED BY
 3,382,968 shares outstanding)..........................................  $       9.49
                                                                          ------------
                                                                          ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per
 share ($413,235 DIVIDED BY 42,104 shares outstanding)..................  $       9.81
                                                                          ------------
                                                                          ------------
Net assets consist of:
  Paid in capital (Note 4)..............................................  $110,959,451
  Accumulated net realized loss on investments and foreign currency
   transactions.........................................................    (3,515,352)
  Net unrealized appreciation on translation of assets and liabilities
   in foreign currencies................................................     2,117,769
  Net unrealized depreciation of investments............................   (13,447,181)
                                                                          ------------
Total -- representing net assets applicable to capital shares outstanding............................................................  $ 96,114,687
                                                                          ------------
                                                                          ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F88

                          GT GLOBAL JAPAN GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income.........................................................  $  1,356,810
  Dividend income (net of foreign withholding tax of $116,158)............       663,718
  Other income............................................................         2,221
                                                                            ------------
    Total investment income...............................................     2,022,749
                                                                            ------------
Expenses:
  Investment management and administration fees (Note 2)..................     1,367,702
  Service and distribution expenses: (Note 2)
    Class A.................................................  $    334,198
    Class B.................................................       439,916       774,114
                                                              ------------
  Transfer agent fees (Note 2)............................................       486,650
  Custodian fees (Note 1).................................................       109,903
  Registration and filing fees............................................        75,992
  Printing and postage expenses...........................................        71,503
  Audit fees..............................................................        53,358
  Fund accounting fees (Note 2)...........................................        35,119
  Trustees' fees and expenses (Note 2)....................................        14,640
  Legal fees..............................................................        11,882
  Other expenses..........................................................         7,446
                                                                            ------------
    Total expenses before reductions......................................     3,008,309
                                                                            ------------
      Expense reductions (Notes 1 & 5)....................................      (144,104)
                                                                            ------------
    Total net expenses....................................................     2,864,205
                                                                            ------------
Net investment loss.......................................................      (841,456)
                                                                            ------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies: (Note 1)
  Net realized loss on investments..........................    (8,109,001)
  Net realized gain on foreign currency transactions........    11,961,938
                                                              ------------
    Net realized gain during the year.....................................     3,852,937
  Net change in unrealized appreciation on translation of
   assets and liabilities in foreign currencies.............      (464,975)
  Net change in unrealized depreciation of investments......   (11,261,238)
                                                              ------------
    Net unrealized depreciation during the year...........................   (11,726,213)
                                                                            ------------
Net realized and unrealized loss on investments and foreign currencies....    (7,873,276)
                                                                            ------------
Net decrease in net assets resulting from operations......................  $ (8,714,732)
                                                                            ------------
                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

                                      F89

                          GT GLOBAL JAPAN GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                              December 31, 1996   December 31, 1995
                                                              -----------------   -----------------
Increase (Decrease) in net assets
Operations:
  Net investment loss.......................................    $    (841,456)      $    (662,252)
  Net realized gain on investments and foreign currency
   transactions.............................................        3,852,937          14,964,910
  Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities in foreign
   currencies...............................................         (464,975)            923,132
  Net change in unrealized depreciation of investments......      (11,261,238)        (11,851,499)
                                                              -----------------   -----------------
    Net increase (decrease) in net assets resulting from
     operations.............................................       (8,714,732)          3,374,291
                                                              -----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................       (2,883,812)        (11,936,435)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................       (1,472,016)         (4,652,476)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................          (18,593)            (58,144)
                                                              -----------------   -----------------
    Total distributions.....................................       (4,374,421)        (16,647,055)
                                                              -----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........      510,718,392         565,596,580
  Decrease from capital shares repurchased..................     (554,451,474)       (524,808,353)
                                                              -----------------   -----------------
    Net increase (decrease) from capital share
     transactions...........................................      (43,733,082)         40,788,227
                                                              -----------------   -----------------
Total increase (decrease) in net assets.....................      (56,822,235)         27,515,463
Net assets:
  Beginning of year.........................................      152,936,922         125,421,459
                                                              -----------------   -----------------
  End of year*..............................................    $  96,114,687       $ 152,936,922
                                                              -----------------   -----------------
                                                              -----------------   -----------------
  --------------
   *Includes undistributed net investment income of.........    $           0       $           0
                                                              -----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                                      F90

                          GT GLOBAL JAPAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                           1996 (a)    1995 (a)      1994        1993      1992 (a)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.00   $   12.15   $   11.61   $    8.70   $   11.16
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.04)      (0.04)      (0.04)      (0.14)      (0.00) *
  Net realized and unrealized gain
   (loss) on investments................      (0.77)       0.26        0.79        3.05       (2.40)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (0.81)       0.22        0.75        2.91       (2.40)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.43)      (1.37)      (0.21)         --       (0.06)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    9.76   $   11.00   $   12.15   $   11.61   $    8.70
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............      (7.43)%      1.94%       6.56%      33.45%      (21.5)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  63,585   $ 111,105   $  98,066   $  88,487   $  93,865
Ratio of net investment loss to average
 net assets.............................      (0.40)%     (0.40)%     (0.32)%      (0.3)%      (0.0)%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.84%       1.99%       1.91%        2.1%        2.2%*
  Without expense reductions............       1.94%       2.14%       2.03%         --%**        --%**
Portfolio turnover rate++++.............         31%         67%         49%        104%        115%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0971         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)% (See
     Note 2).
 * * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized
 (c) Annualized
 (d) Total investment return does not include sales charges.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F91

                          GT GLOBAL JAPAN GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                           Advisor Class+++
                                          -------------------------------------------------  ---------------------------
                                                                              April 1, 1993                 June 1, 1995
                                               Year ended December 31,             to         Year ended         to
                                          ----------------------------------  December 31,   December 31,   December 31,
                                           1996 (a)    1995 (a)      1994         1993         1996 (a)       1995 (a)
                                          ----------  ----------  ----------  -------------  -------------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   10.78   $   12.02   $   11.57     $    9.85      $   11.02     $   10.50
                                          ----------  ----------  ----------  -------------  -------------  ------------
Income from investment operations:
  Net investment loss...................      (0.11)      (0.12)      (0.13)        (0.18)         (0.01)        (0.00)
  Net realized and unrealized gain
   (loss) on investments................      (0.75)       0.25        0.79          1.90          (0.77)         1.89
                                          ----------  ----------  ----------  -------------  -------------  ------------
    Net increase (decrease) from
     investment operations..............      (0.86)       0.13        0.66          1.72          (0.78)         1.89
                                          ----------  ----------  ----------  -------------  -------------  ------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.43)      (1.37)      (0.21)           --          (0.43)        (1.37)
                                          ----------  ----------  ----------  -------------  -------------  ------------
Net asset value, end of period..........  $    9.49   $   10.78   $   12.02     $   11.57      $    9.81     $   11.02
                                          ----------  ----------  ----------  -------------  -------------  ------------
                                          ----------  ----------  ----------  -------------  -------------  ------------
Total investment return (d).............      (8.05)%      1.20%       5.81%        17.46%(b)       (7.14)%      18.14 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  32,116   $  41,274   $  27,355     $   3,699      $     413     $     558
Ratio of net investment loss to average
 net assets.............................      (1.05)%     (1.05)%     (0.97)%        (0.9)%(c)       (0.05)%      (0.05)%(c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.49%       2.64%       2.56%          2.7%(c)        1.49%        1.64 %(c)
  Without expense reductions............       2.59%       2.79%       2.68%           --%**        1.59%         1.79 %(c)
Portfolio turnover rate++++.............         31%         67%         49%          104%            31%           67 %
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0971         N/A         N/A           N/A      $  0.0971           N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)% (See
     Note 2).
 * * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized
 (c) Annualized
 (d) Total investment return does not include sales charges.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F92

                          GT GLOBAL JAPAN GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global Japan Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) Portfolio Valuation
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued to the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F93

                          GT GLOBAL JAPAN GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates. At December 31, 1996, the Fund had segregated securities valued at $11,422,949 and cash of $1,405,431 to cover margin requirements on open futures contracts.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of $5,699,560 were on loan to brokers. The loans were secured by cash collateral of $5,979,995, received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended December 31, 1996, the Fund received securities lending fees of $89,879 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue

                                      F94

                          GT GLOBAL JAPAN GROWTH FUND

Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

(J) Distributions to Shareholders
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restricted securities. These securities may by resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. On December 31, 1996, the Fund borrowed $2,000,000 at a money market rate.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $2,000,000 with a weighted average interest rate of 8%. Interest incurred on this loan for the year ended December 31, 1996 was $444.

2. Related Parties
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $47,700 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $18,349 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the year ended December 31, 1996, GT Global collected such CDSCs in the amount of $330,744. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily

                                      F95

                          GT GLOBAL JAPAN GROWTH FUND

net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $36,975,149 and $63,613,560, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

                                      F96

                          GT GLOBAL JAPAN GROWTH FUND

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions


                                                                     Year ended                   Year ended
                                                                  December 31, 1996           December 31, 1995
                                                              -------------------------  ----------------------------
Class A                                                         Shares        Amount        Shares         Amount
------------------------------------------------------------  -----------  ------------  -------------  -------------
Shares sold.................................................   39,042,903  $423,073,924     42,162,424  $ 483,616,630
Shares issued in connection with reinvestment of
  distributions.............................................      225,741     2,221,785        899,831      9,789,980
                                                              -----------  ------------  -------------  -------------
                                                               39,268,644   425,295,709     43,062,255    493,406,610
Shares repurchased..........................................  (42,853,058) (464,603,203)   (41,032,648)  (470,692,845)
                                                              -----------  ------------  -------------  -------------
Net increase (decrease).....................................   (3,584,414) $(39,307,494)     2,029,607  $  22,713,765
                                                              -----------  ------------  -------------  -------------
                                                              -----------  ------------  -------------  -------------

                                                                     Year ended                   Year ended
                                                                  December 31, 1996           December 31, 1995
                                                              -------------------------  ----------------------------
Class B                                                         Shares        Amount        Shares         Amount
------------------------------------------------------------  -----------  ------------  -------------  -------------
Shares sold.................................................    7,303,169  $ 77,038,650      5,971,262  $  67,899,245
Shares issued in connection with reinvestment of
  distributions.............................................      111,715     1,070,181        340,110      3,629,261
                                                              -----------  ------------  -------------  -------------
                                                                7,414,884    78,108,831      6,311,372     71,528,506
Shares repurchased..........................................   (7,859,944)  (82,438,811)    (4,758,650)   (53,997,274)
                                                              -----------  ------------  -------------  -------------
Net increase (decrease).....................................     (445,060) $ (4,329,980)     1,552,722  $  17,531,232
                                                              -----------  ------------  -------------  -------------
                                                              -----------  ------------  -------------  -------------

                                                                                                 June 1, 1995
                                                                                           (commencement of sale of
                                                                     Year ended                    shares)
                                                                  December 31, 1996          to December 31, 1995
                                                              -------------------------  ----------------------------
Advisor Class                                                   Shares        Amount        Shares         Amount
------------------------------------------------------------  -----------  ------------  -------------  -------------
Shares sold.................................................      666,196  $  7,296,458         55,192  $     604,443
Shares issued in connection with reinvestment of
  distributions.............................................        1,759        17,394          5,231         57,021
                                                              -----------  ------------  -------------  -------------
                                                                  667,955     7,313,852         60,423        661,464
Shares repurchased..........................................     (676,463)   (7,409,460)        (9,811)      (118,234)
                                                              -----------  ------------  -------------  -------------
Net increase (decrease).....................................       (8,508) $    (95,608)        50,612  $     543,230
                                                              -----------  ------------  -------------  -------------
                                                              -----------  ------------  -------------  -------------

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $54,225 under these arrangements.

--------------
Federal Tax Information (Unaudited):

Pursuant to section 852 of the Internal Revenue Code, the GT Global Japan Growth Fund designates $3,387,112 as a capital gain dividend for the fiscal year ended December 31, 1996.

                                      F97

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL EQUITY FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, CHANCELLOR LGT ASSET MANAGEMENT, INC., OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      EQUSA705MC

                        GT GLOBAL WORLDWIDE GROWTH FUND:
                      GT GLOBAL INTERNATIONAL GROWTH FUND:
                       GT GLOBAL NEW PACIFIC GROWTH FUND:
                         GT GLOBAL EUROPE GROWTH FUND:
                     GT GLOBAL AMERICA MID CAP GROWTH FUND:
                          GT GLOBAL JAPAN GROWTH FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                  May 1, 1997
--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of GT Global Worldwide Growth Fund ("Worldwide Fund"), GT Global International Growth Fund ("International Fund"), GT Global New Pacific Growth Fund ("Pacific Fund"), GT Global Europe Growth Fund ("Europe Fund") GT Global America Mid Cap Growth Fund ("America Mid Cap Fund") and GT Global Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated May 1, 1997, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.


Chancellor LGT Asset Management, Inc. (the "Manager") serves as each Fund's investment manager and administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
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
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     21
Trustees and Executive Officers..........................................................................................     23
Management...............................................................................................................     25
Valuation of Shares......................................................................................................     26
Information Relating to Sales and Redemptions............................................................................     27
Taxes....................................................................................................................     28
Additional Information...................................................................................................     31
Investment Results.......................................................................................................     32
Description of Debt Ratings..............................................................................................     39
Financial Statements.....................................................................................................     40


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                   Statement of Additional Information Page 1

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

SELECTION OF INVESTMENTS

In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


In analyzing companies for investment by each Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.


At this time, the Manager is not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, the Manager does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless the Manager determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


SAMURAI AND YANKEE BONDS

The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the America Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.


DEPOSITORY RECEIPTS

Each Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of


                   Statement of Additional Information Page 2

                             GT GLOBAL EQUITY FUNDS

eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.



ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

                   Statement of Additional Information Page 3

                             GT GLOBAL EQUITY FUNDS

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees (the "Board"). The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.



A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Board. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.



Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


TEMPORARY DEFENSIVE STRATEGIES

Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"), at the time of investment or, if unrated, deemed by the Manager to be of comparable quality.


                   Statement of Additional Information Page 4

                             GT GLOBAL EQUITY FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from threat increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the

                   Statement of Additional Information Page 5

                             GT GLOBAL EQUITY FUNDS
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

                   Statement of Additional Information Page 6

                             GT GLOBAL EQUITY FUNDS

PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in

                   Statement of Additional Information Page 7
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                             GT GLOBAL EQUITY FUNDS
currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless the Manager believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

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                             GT GLOBAL EQUITY FUNDS

an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.


The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures

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                             GT GLOBAL EQUITY FUNDS
Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.


The Funds' Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.


"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price

                  Statement of Additional Information Page 10
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                             GT GLOBAL EQUITY FUNDS
distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.


A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is be subject to the maintenance of a liquid secondary market.


LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Board without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.


FORWARD CURRENCY CONTRACTS

A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.


A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.


Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence

                  Statement of Additional Information Page 11
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                             GT GLOBAL EQUITY FUNDS
of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.


The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.


FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

                  Statement of Additional Information Page 12
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                             GT GLOBAL EQUITY FUNDS

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                  Statement of Additional Information Page 13
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                             GT GLOBAL EQUITY FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES

A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.


Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) The Manager monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

                  Statement of Additional Information Page 14

                             GT GLOBAL EQUITY FUNDS


    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Fund (other than the America Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.



    CURRENCY FLUCTUATIONS. Because each Fund, other than the America Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to U.S. dollars between the receipt of income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.


Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the


                  Statement of Additional Information Page 15

                             GT GLOBAL EQUITY FUNDS
costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of each Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.


The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income whose those taxes may be recaptured. See "Taxes."


    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.



    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN
COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody;
(2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that


                  Statement of Additional Information Page 16

                             GT GLOBAL EQUITY FUNDS
the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.


    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.



Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.



The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.



China is scheduled to assume sovereignty over Hong Kong on July 1, 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.



In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").
 Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, in the event international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated, but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.


    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

                  Statement of Additional Information Page 17

                             GT GLOBAL EQUITY FUNDS

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES

Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Manager reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that the Manager determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.


Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. The Manager will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

                  Statement of Additional Information Page 18

                             GT GLOBAL EQUITY FUNDS

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------


Each Fund has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. No Fund may:


        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of a Fund's assets;

        (6) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Funds may make deposits of margin in connection with futures and forward contracts and options thereon;

        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

        (9) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

       (10) Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Company or the Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;

       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Fund's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

For purposes of the concentration policy contained in limitation (12) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.

                  Statement of Additional Information Page 19

                             GT GLOBAL EQUITY FUNDS


The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Board without shareholder approval. Each Fund may not:


        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;


        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets; or


        (3) Enter into a futures contract, an option on a future contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.


                            ----------------------------


If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.


                  Statement of Additional Information Page 20

                             GT GLOBAL EQUITY FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Board, the Manager is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing portfolio transactions, the Manager seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Funds, the Manager may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to the Manager for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.


Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Manager serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.



Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to

                  Statement of Additional Information Page 21

                             GT GLOBAL EQUITY FUNDS
negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.


Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the fiscal year ended December 31, 1994, the Europe Fund paid to LGT Bank in Liechtenstein (Deutschland) GmbH and LGT Bank in Liechtenstein AG, each an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $58,346 and $26,599, respectively, for transactions involving purchases and sales of portfolio securities which represented 2.67% and 1.22%, respectively, of the total brokerage commissions paid by the Europe Fund, and 1.20% and 0.71%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Europe Fund. For the fiscal year ended December 31, 1995, the Europe Fund paid to LGT Bank in Liechtenstein AG and LGT Bank in Liechtenstein (Zurich), each an "affiliated" broker, aggregate brokerage commissions of $9,529 and $16,250, respectively, for transactions involving purchases and sales of portfolio securities.



For the fiscal year ended December 31, 1995, the International Fund paid to LGT Bank in Liechtenstein AG aggregate brokerage commissions of $1,475 for transactions involving purchases and sales of portfolio securities which represented 0.08% of the total brokerage commissions paid by the International Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the International Fund paid to LGT Bank in Liechtenstein (Deutschland) Gmbh and LGT Bank in Liechtenstein AG aggregate brokerage commissions of $7,562 and $3,918, respectively, for transactions involving purchases and sales of portfolio securities which represented 0% and 0%, respectively, of the total brokerage commissions paid by the International Fund, and 0% and 0%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the International Fund. For the fiscal year ended December 31, 1996, the Worldwide Fund paid to LGT Bank in Liechtenstein (Deutschland) Gmbh aggregate brokerage commissions of $361.87 for transactions involving purchases and sales of portfolio securities which represented 0% of the total brokerage commissions paid by the Worldwide Fund, and 0% of the aggregate dollar amount of the transactions involving payment of commissions by the Worldwide Fund.


Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:


FUND                                                                            1996           1995           1994
--------------------------------------------------------------------------  -------------  -------------  -------------
America Mid Cap Fund......................................................  $   2,760,768  $     878,569  $   1,082,311
Europe Fund...............................................................  $   2,711,139  $   3,877,784  $   2,185,831
International Fund........................................................  $   1,496,178  $   1,889,228  $   1,090,763
Japan Fund................................................................  $     253,623  $     440,117  $     838,666
Pacific Fund..............................................................  $   5,151,533  $   3,310,887  $   2,746,761
Worldwide Fund............................................................  $     792,165  $   1,007,167  $     954,962


PORTFOLIO TRADING AND TURNOVER

Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1996 and 1995 were as follows:



FUND                                                                                                       1996        1995
------------------------------------------------------------------------------------------------------  ----------  ----------
America Mid Cap Fund..................................................................................        253%         71%
Europe Fund...........................................................................................        123%        108%
International Fund....................................................................................         74%         75%
Japan Fund............................................................................................         31%         67%
Pacific Fund..........................................................................................         93%         63%
Worldwide Fund........................................................................................         80%        113%


                  Statement of Additional Information Page 22

                             GT GLOBAL EQUITY FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Trustee, Chairman of the Board and       Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) Advisory Board since January 1996; President, GT
50 California Street                     Global since 1995; President and Chief Executive Officer, G.T. Insurance since 1995;
San Francisco, CA 94111                  Director, Liechtenstein Global Trust AG from 1995 to January 1996; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; and Vice President, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Trustee                                  Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner, Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Trustee                                  private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Trustee                                  various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Trustee                                  services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Trustee                                  from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------
* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.

                  Statement of Additional Information Page 23

                             GT GLOBAL EQUITY FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, the Manager
San Francisco, CA 94111           from 1994 to October 1996; Vice President -- Finance, the Manager, GT
                                  Global and GT Services from 1990 to 1994; Vice President -- Finance,
                                  G.T. Insurance from 1992 to 1994; and Director, the Manager, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and Principal      Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, the Manager, GT
1166 Avenue of the Americas       Global, GT Services and G.T. Insurance from February 1996 to October
New York, NY 10036                1996; Vice President, the Manager, the Manager, GT Global, GT Services
                                  and G.T. Insurance from May 1994 to February 1996; General Counsel, the
                                  Manager, the Manager, GT Global, GT Services and G.T. Insurance from May
                                  1994 to October 1996; Secretary, the Manager, the Manager, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Senior Vice
                                  President, General Counsel and Secretary, Strong/Corneliuson Management,
                                  Inc.; and Secretary, each of the Strong Funds from October 1991 to May
                                  1994.


                         ------------------------------


The Board has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc., G.T. Global Developing Markets Fund, Inc. and G.T. Global Floating Rate Fund, Inc., and a Trustee and officer of G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies managed by the Manager. Each Trustee and officer serves in total as a Director and or Trustee and officer, respectively, of 12 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Trustee who is not a director, officer or employee of the Manager or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1996, the Company paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, total compensation of $18,150, $18,150, $16,350 and $18,150, respectively, for their services as Trustees. For the year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $87,600, $87,600, $80,100 and $87,600, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a director or trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.


                  Statement of Additional Information Page 24

                             GT GLOBAL EQUITY FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

The Manager serves as each Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for each Fund and administers each Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Funds and provides suitable office space and necessary small office equipment and utilities. The America Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pay the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.



The Management Contract may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund either the Company or the Manager may terminate the Management Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


The amounts of investment management and administration fees paid by each Fund to the Manager during the Funds' three most recent fiscal years were as follows:


                            FUND                                   1996             1995             1994
------------------------------------------------------------  ---------------  ---------------  ---------------
America Mid Cap Fund........................................   $   4,982,969    $   4,425,913    $   1,283,893
Europe Fund.................................................   $   5,416,280    $   6,161,265    $   8,319,087
International Fund..........................................   $   3,034,522    $   4,027,923    $   5,368,669
Japan Fund..................................................   $   1,367,702    $   1,167,576    $   1,345,064
Pacific Fund................................................   $   5,260,774    $   5,176,333    $   5,563,245
Worldwide Fund..............................................   $   1,885,798    $   2,050,983    $   3,355,681


DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



The Manager also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1995 and December 31, 1996, the accounting services fees paid by the America Mid Cap Fund, Europe Fund, International Fund, Japan Fund, Pacific Fund and Worldwide Fund were $79,918 and $173,767, $62,660 and $139,442, $40,655 and $77,934, $14,483 and $35,119, $53,724 and $135,182,
and $22,092 and $48,430, respectively.


EXPENSES OF THE FUNDS
Each Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums,

                  Statement of Additional Information Page 25

                             GT GLOBAL EQUITY FUNDS

taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees generally are higher for non-U.S. securities. The allocation of general Company expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than America Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The Funds' portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day.


Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.


Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.



Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.



The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


                  Statement of Additional Information Page 26

                             GT GLOBAL EQUITY FUNDS


Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives is available or none is deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board, in good faith, will establish a conversion rate for such currency.



European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Funds' net asset values may not take place contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Manager, under the supervision of the Board, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.


EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.


                  Statement of Additional Information Page 27

                             GT GLOBAL EQUITY FUNDS

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES

The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.


REDEMPTIONS IN KIND

It is possible that conditions may arise in the future that would, in the Board's opinion, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.


--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL

Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months--options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.


Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

                  Statement of Additional Information Page 28

                             GT GLOBAL EQUITY FUNDS

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES

Each Fund (other than the America Mid Cap Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.



If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to foreign shareholders generally will be subject to U.S. federal income tax (at the rates applicable to domestic

                  Statement of Additional Information Page 29

                             GT GLOBAL EQUITY FUNDS
persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by a Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by a Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.


If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 30

                             GT GLOBAL EQUITY FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of the Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.


Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd. formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and the Funds' independent accountants are Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand, L.L.P., conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand, L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 31

                             GT GLOBAL EQUITY FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


STANDARDIZED RETURNS


Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power=ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) for Advisor Class shares, deduction of a sales charge is not applicable; (4) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (5) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A, Class B and Advisor Class shares of the America Mid Cap Fund, stated as average annualized total returns for the periods shown, were:



                                                   AMERICA MID CAP FUND     AMERICA MID CAP FUND     AMERICA MID CAP FUND
PERIOD                                                   (CLASS A)                (CLASS B)             (ADVISOR CLASS)
------------------------------------------------  -----------------------  -----------------------  -----------------------
Fiscal year ended December 31, 1996.............             10.16%                    9.82%                   15.72%
For the five years ended December 31, 1996......             17.52%                     n/a                      n/a
June 1, 1995 (commencement of operations)
 through December 31, 1996......................               n/a                      n/a                    13.75%
April 1, 1993 (commencement of operations)
 through December 31, 1996......................               n/a                    17.78%                     n/a
June 9, 1987 (commencement of operations)
 through December 31, 1996......................             14.49%                     n/a                      n/a



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:



                                                                              EUROPE FUND    EUROPE FUND     EUROPE FUND
PERIOD                                                                         (CLASS A)      (CLASS B)    (ADVISOR CLASS)
---------------------------------------------------------------------------  -------------  -------------  ---------------
Fiscal year ended December 31, 1996........................................        13.93%         13.79%          20.21%
For the five years ended December 31, 1996.................................         6.07%           n/a             n/a
For the ten years ended December 31, 1996..................................         7.13%           n/a             n/a
June 1, 1995 (commencement of operations) through December 31, 1996........          n/a            n/a           17.72%
April 1, 1993 (commencement of operations) through December 31, 1996.......          n/a          10.07%            n/a



The Standardized Returns for the Class A, Class B and Advisor Class shares of the International Fund, stated as average annualized total returns for the periods shown, were:



                                                               INTERNATIONAL FUND   INTERNATIONAL FUND   INTERNATIONAL FUND
PERIOD                                                              (CLASS A)            (CLASS B)         (ADVISOR CLASS)
-------------------------------------------------------------  -------------------  -------------------  -------------------
Fiscal year ended December 31, 1996..........................            4.09%                3.80%                9.79%
For the five years ended December 31, 1996...................            4.73%                 n/a                  n/a
For the ten years ended December 31, 1996....................            7.94%                 n/a                  n/a
June 1, 1995 (commencement of operations)
 through December 31, 1996...................................             n/a                  n/a                14.28%
April 1, 1993 (commencement of operations) through December
 31, 1996....................................................             n/a                 6.37%                 n/a


                  Statement of Additional Information Page 32

                             GT GLOBAL EQUITY FUNDS


The Standardized Returns for the Class A, Class B and Advisor Class shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:



                                                                                                            JAPAN FUND
                                                                                JAPAN FUND   JAPAN FUND      (ADVISOR
PERIOD                                                                           (CLASS A)    (CLASS B)       CLASS)
------------------------------------------------------------------------------  -----------  -----------  --------------
Fiscal year ended December 31, 1996...........................................      -11.82%      -12.45%         -7.14%
For the five years ended December 31, 1996....................................        0.06%         n/a            n/a
For the ten years ended December 31, 1996.....................................        7.55%         n/a            n/a
June 1, 1995 (commencement of operations) through December 31, 1996...........         n/a          n/a           6.01%
April 1, 1993 (commencement of operations) through December 31, 1996..........         n/a         3.25%           n/a



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:



                                                                              PACIFIC FUND   PACIFIC FUND    PACIFIC FUND
PERIOD                                                                          (CLASS A)      (CLASS B)    (ADVISOR CLASS)
----------------------------------------------------------------------------  -------------  -------------  ---------------
Fiscal year ended December 31, 1996.........................................        14.34%         14.28%          20.56%
For the five years ended December 31, 1996..................................         7.83%           n/a             n/a
For the ten years ended December 31, 1996...................................        10.97%           n/a             n/a
June 1, 1995 (commencement of operations) through December 31, 1996.........          n/a            n/a           13.26%
April 1, 1993 (commencement of operations) through December 31, 1996........          n/a          10.45%            n/a



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Worldwide Fund, stated as average annualized total returns for the periods shown, were:



                                                                      WORLDWIDE FUND     WORLDWIDE FUND     WORLDWIDE FUND
PERIOD                                                                   (CLASS A)          (CLASS B)       (ADVISOR CLASS)
-------------------------------------------------------------------  -----------------  -----------------  -----------------
Fiscal year ended December 31, 1996................................           5.66%              5.24%             11.31%
For the five years ended December 31, 1996.........................           7.64%               n/a                n/a
June 1, 1995 (commencement of operations) through December 31,
 1996..............................................................            n/a                n/a              15.86%
April 1, 1993 (commencement of operations) through December 31,
 1996..............................................................            n/a               7.10%               n/a
June 9, 1987 (commencement of operations) through December 31,
 1996..............................................................           8.34%               n/a                n/a



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A and Class B shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the America Mid Cap Fund, stated as aggregate total returns for the periods shown, were:



                                                   AMERICA MID CAP FUND     AMERICA MID CAP FUND     AMERICA MID CAP FUND
PERIOD                                                   (CLASS A)                (CLASS B)             (ADVISOR CLASS)
------------------------------------------------  -----------------------  -----------------------  -----------------------
June 1, 1995 (commencement of operations)
 through December 31, 1996......................               n/a                      n/a                    22.67%
April 1, 1993 (commencement of operations)
 through December 31, 1996......................               n/a                    87.74%                     n/a
June 9, 1987 (commencement of operations)
 through December 31, 1996......................            282.75%                     n/a                      n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:



                                                                              EUROPE FUND    EUROPE FUND     EUROPE FUND
PERIOD                                                                         (CLASS A)      (CLASS B)    (ADVISOR CLASS)
---------------------------------------------------------------------------  -------------  -------------  ---------------
June 1, 1995 (commencement of operations) through December 31, 1996........          n/a            n/a           29.53%
April 1, 1993 (commencement of operations) through December 31, 1996.......          n/a          46.33%            n/a
July 19, 1985 (commencement of operations) through December 31, 1996.......       301.82%           n/a             n/a


                  Statement of Additional Information Page 33

                             GT GLOBAL EQUITY FUNDS


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the International Fund, stated as aggregate total returns for the periods shown, were:



                                                               INTERNATIONAL FUND  INTERNATIONAL FUND   INTERNATIONAL FUND
PERIOD                                                             (CLASS A)            (CLASS B)         (ADVISOR CLASS)
-------------------------------------------------------------  ------------------  -------------------  -------------------
June 1, 1995 (commencement of operations)
 through December 31, 1996...................................             n/a                 n/a                23.58%
April 1, 1993 (commencement of operations) through December
 31, 1996....................................................             n/a               29.05%                 n/a
July 19, 1985 (commencement of operations) through December
 31, 1996....................................................          332.07%                n/a                  n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:



                                                                                JAPAN FUND    JAPAN FUND      JAPAN FUND
PERIOD                                                                           (CLASS A)     (CLASS B)    (ADVISOR CLASS)
------------------------------------------------------------------------------  -----------  -------------  ---------------
June 1, 1995 (commencement of operations) through December 31, 1996...........         n/a           n/a            9.71%
April 1, 1993 (commencement of operations) through December 31, 1996..........         n/a         15.65%            n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:



                                                                              PACIFIC FUND  PACIFIC FUND    PACIFIC FUND
PERIOD                                                                         (CLASS A)      (CLASS B)    (ADVISOR CLASS)
----------------------------------------------------------------------------  ------------  -------------  ---------------
June 1, 1995 (commencement of operations) through December 31, 1996.........          n/a           n/a           21.84%
April 1, 1993 (commencement of operations) through December 31, 1996........          n/a         48.17%            n/a
July 19, 1985 (commencement of operations) through December 31, 1996........     1,209.45%          n/a             n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Worldwide Fund, stated as aggregate total returns for the periods shown, were:



                                                                      WORLDWIDE FUND    WORLDWIDE FUND     WORLDWIDE FUND
PERIOD                                                                  (CLASS A)          (CLASS B)       (ADVISOR CLASS)
-------------------------------------------------------------------  ----------------  -----------------  -----------------
June 1, 1995 (commencement of operations) through December 31,
 1996..............................................................            n/a               n/a              26.30%
April 1, 1993 (commencement of operations) through December 31,
 1996..............................................................            n/a             32.34%               n/a
June 9, 1987 (commencement of operations) through December 31,
 1996..............................................................         125.78%              n/a                n/a



Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch"), (excluding Collateralized Mortgage Obligations).

        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

                  Statement of Additional Information Page 34

                             GT GLOBAL EQUITY FUNDS

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP")-weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.


        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States.


        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.


       (19) Various publications including ratings agencies such as Moody's, S&P and Fitch.


       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

                  Statement of Additional Information Page 35

                             GT GLOBAL EQUITY FUNDS

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Fleming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, as amended, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.

GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to

                  Statement of Additional Information Page 36

                             GT GLOBAL EQUITY FUNDS
compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may be available for purchase through retirement plans or other programs offering deferral of income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.


CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

                  Statement of Additional Information Page 37

                             GT GLOBAL EQUITY FUNDS


From time to time, the Funds and GT Global will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.


 3) The number of listed companies: IFC, LGT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, LGT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


From time to time, GT Global may include in its advertisement and sales material, information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager or GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager or GT Global provide any assurance that the GT Global Mutual Fund's investment objectives will be achieved.


GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

                  Statement of Additional Information Page 38

                             GT GLOBAL EQUITY FUNDS

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories. "A-1" and "A-2" are the two highest commercial paper rating categories. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

                  Statement of Additional Information Page 39

                             GT GLOBAL EQUITY FUNDS

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

PLUS (+) OR MINUS (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of each Fund as of December 31, 1996, and for the year then ended, appear on the following pages.


                  Statement of Additional Information Page 40

                        GT GLOBAL WORLDWIDE GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Worldwide Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Worldwide Growth Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                       F1

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (19.4%)
  Federated Department Stores, Inc.-/- ......................   US             82,000   $  2,798,250         1.6
    RETAILERS-APPAREL
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ             25,000      2,025,000         1.1
    TELEPHONE NETWORKS
  EMI Group PLC .............................................   UK             82,480      1,956,075         1.1
    LEISURE & TOURISM
  Rentokil Group PLC ........................................   UK            239,000      1,804,777         1.0
    CONSUMER SERVICES
  Koninklijke Ahold N.V. ....................................   NETH           26,647      1,667,367         0.9
    RETAILERS-FOOD
  Reuters Holdings PLC ......................................   UK            125,600      1,616,240         0.9
    BROADCASTING & PUBLISHING
  Carrefour Supermarche .....................................   FR              2,475      1,613,050         0.9
    RETAILERS-FOOD
  Adecco - Bearer-/- ........................................   SWTZ            6,410      1,609,686         0.9
    CONSUMER SERVICES
  Elsevier N.V. .............................................   NETH           92,651      1,567,444         0.9
    BROADCASTING & PUBLISHING
  Telecom Italia Mobile S.p.A. ..............................   ITLY          604,510      1,534,218         0.9
    WIRELESS COMMUNICATIONS
  Aoyama Trading Co., Ltd. ..................................   JPN            57,000      1,516,586         0.8
    RETAILERS-APPAREL
  DDI Corp. .................................................   JPN               220      1,455,771         0.8
    WIRELESS COMMUNICATIONS
  Burton Group PLC ..........................................   UK            542,000      1,447,808         0.8
    RETAILERS-APPAREL
  Telefonica de Espana-/- ...................................   SPN            56,700      1,317,436         0.7
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            100,800      1,271,219         0.7
    BROADCASTING & PUBLISHING
  Portugal Telecom S.A. - Registered ........................   PORT           43,660      1,245,014         0.7
    TELEPHONE NETWORKS
  Sol Melia S.A.-/- .........................................   SPN            33,256      1,191,742         0.7
    LEISURE & TOURISM
  Stet Societa' Finanziaria Telefonica S.p.A. ...............   ITLY          248,600      1,131,089         0.6
    TELEPHONE NETWORKS
  Comptoirs Modernes ........................................   FR              2,080      1,124,324         0.6
    RETAILERS-FOOD
  Compass Group PLC .........................................   UK             85,367        906,293         0.5
    RESTAURANTS
  Advanced Info. Service - Foreign ..........................   THAI           95,000        889,201         0.5
    WIRELESS COMMUNICATIONS
  Telecel - Comunicacaoes Pessoais, S.A.-/- .................   PORT           13,498        862,130         0.5
    WIRELESS COMMUNICATIONS
  Dixons Group PLC ..........................................   UK             92,100        856,341         0.5
    RETAILERS-APPAREL
  Granada Group PLC .........................................   UK             52,000        768,425         0.4
    LEISURE & TOURISM
  Cordiant PLC-/- ...........................................   UK            407,000        728,279         0.4
    BROADCASTING & PUBLISHING

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Seven-Eleven Japan Ltd. ...................................   JPN               500   $     29,285          --
    RETAILERS-OTHER
  Kobenhavns Lufthavne AS ...................................   DEN               139         14,166          --
    TRANSPORTATION - AIRLINES
                                                                                        ------------
                                                                                          34,947,216
                                                                                        ------------
Finance (16.2%)
  American International Group, Inc. ........................   US             32,200      3,485,650         1.9
    INSURANCE - MULTI-LINE
  United Overseas Bank Ltd. - Foreign .......................   SING          260,000      2,899,628         1.6
    BANKS-MONEY CENTER
  ITT Hartford Group, Inc. ..................................   US             35,700      2,409,750         1.3
    INSURANCE - MULTI-LINE
  Australia & New Zealand Banking Group Ltd. ................   AUSL          335,300      2,112,441         1.2
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK             89,600      1,917,352         1.1
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            246,550      1,882,899         1.0
    INSURANCE - MULTI-LINE
  Barclays PLC ..............................................   UK            103,600      1,777,521         1.0
    BANKS-MONEY CENTER
  AEGON N.V. ................................................   NETH           22,168      1,414,077         0.8
    INSURANCE-LIFE
  3I Group PLC ..............................................   UK            167,670      1,398,207         0.8
    INVESTMENT MANAGEMENT
  Nichiei Co., Ltd. .........................................   JPN            18,000      1,329,475         0.7
    OTHER FINANCIAL
  Banco Popular Espanol S.A. ................................   SPN             5,890      1,157,483         0.6
    BANKS-MONEY CENTER
  Storebrand "A"-/- .........................................   NOR           178,202      1,023,498         0.6
    INSURANCE - MULTI-LINE
  Mapfre Vida Seguros .......................................   SPN            13,227        917,409         0.5
    INSURANCE-LIFE
  Skandia Forsakrings AB ....................................   SWDN           30,929        876,214         0.5
    INSURANCE - MULTI-LINE
  Cheung Kong (Holdings) Ltd. ...............................   HK             84,000        746,703         0.4
    REAL ESTATE
  Henderson Land Development Co., Ltd. ......................   HK             72,000        726,144         0.4
    REAL ESTATE
  JACCS Co., Ltd. ...........................................   JPN            80,000        621,977         0.3
    CONSUMER FINANCE
  Thai Farmers Bank Public Co., Ltd. SEC{\/} ................   THAI          112,000        574,560         0.3
    BANKS-MONEY CENTER
  M & G Group PLC ...........................................   UK             28,670        542,472         0.3
    INVESTMENT MANAGEMENT
  Cardif S.A. ...............................................   FR              2,779        383,588         0.2
    INSURANCE - MULTI-LINE
  Land and House Co., Ltd. - Foreign ........................   THAI           50,000        364,650         0.2
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Korea Exchange Bank .......................................   KOR            39,650   $    360,027         0.2
    BANKS-MONEY CENTER
  Kookmin Bank-/- ...........................................   KOR            16,820        274,071         0.2
    BANKS-MONEY CENTER
  Phatra Thanakit Co., Ltd. - Foreign .......................   THAI           61,900        176,229         0.1
    INVESTMENT MANAGEMENT
                                                                                        ------------
                                                                                          29,372,025
                                                                                        ------------
Health Care (10.2%)
  Sola International, Inc.-/- ...............................   US            129,000      4,902,000         2.7
    MEDICAL TECHNOLOGY & SUPPLIES
  Novartis AG-/- ............................................   SWTZ            1,925      2,205,549         1.2
    PHARMACEUTICALS
  Bayer AG ..................................................   GER            51,310      2,095,103         1.2
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            93,000      1,952,229         1.1
    PHARMACEUTICALS
  Schering AG ...............................................   GER            19,250      1,625,862         0.9
    PHARMACEUTICALS
  Taisho Pharmaceuticals ....................................   JPN            65,000      1,532,913         0.9
    PHARMACEUTICALS
  Sanofi S.A. ...............................................   FR             12,372      1,232,423         0.7
    PHARMACEUTICALS
  Astra AB "A" Free .........................................   SWDN           23,730      1,173,856         0.7
    PHARMACEUTICALS
  Siemens AG - New-/- .......................................   GER            22,020      1,038,004         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  M.L. Laboratories PLC-/- ..................................   UK            115,291        402,729         0.2
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          18,160,668
                                                                                        ------------
Consumer Non-Durables (7.7%)
  Sunbeam-Oster Co., Inc. ...................................   US            181,000      4,660,750         2.6
    HOUSEHOLD PRODUCTS
  Schweitzer-Mauduit International, Inc. ....................   US            110,000      3,478,750         1.9
    TOBACCO
  Amway Japan Ltd. ..........................................   JPN            64,400      2,069,523         1.2
    HOUSEHOLD PRODUCTS
  Gucci Group - NY Registered Shares{\/} ....................   ITLY           22,990      1,468,486         0.8
    TEXTILES & APPAREL
  Parmalat Finanziaria S.p.A. ...............................   ITLY          505,420        773,977         0.4
    FOOD
  Vendex International N.V. .................................   NETH           17,699        757,796         0.4
    OTHER CONSUMER GOODS
  Giordano International Ltd. ...............................   HK            864,000        737,316         0.4
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          13,946,598
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (7.6%)
  Eastman Kodak Co. .........................................   US             52,800   $  4,237,200         2.3
    MISC. MATERIALS & COMMODITIES
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           108,000      2,134,740         1.2
    PAPER/PACKAGING
  Fernz Corp., Ltd. .........................................   NZ            540,000      1,850,622         1.0
    CHEMICALS
  Western Mining Corporation Holdings Ltd. ..................   AUSL          265,000      1,669,540         0.9
    METALS - NON-FERROUS
  Pilkington PLC ............................................   UK            515,680      1,395,162         0.8
    BUILDING MATERIALS & COMPONENTS
  SGL Carbon AG .............................................   GER             9,080      1,145,332         0.6
    METALS - NON-FERROUS
  Fletcher Challenge Paper{/\} ..............................   NZ            512,000      1,045,396         0.6
    PAPER/PACKAGING
  Siam Cement Co., Ltd. - Foreign ...........................   THAI           13,700        431,715         0.2
    CEMENT
                                                                                        ------------
                                                                                          13,909,707
                                                                                        ------------
Capital Goods (7.0%)
  Premier Farnell PLC .......................................   UK            154,758      1,990,124         1.1
    INDUSTRIAL COMPONENTS
  Smiths Industries PLC .....................................   UK            142,040      1,950,618         1.1
    AEROSPACE/DEFENSE
  General Electric PLC-/- ...................................   UK            286,730      1,880,438         1.0
    AEROSPACE/DEFENSE
  Canon, Inc. ...............................................   JPN            75,000      1,658,604         0.9
    OFFICE EQUIPMENT
  Lockheed Martin Corp. .....................................   US             17,200      1,573,800         0.9
    AEROSPACE/DEFENSE
  Boeing Co. ................................................   US             14,600      1,553,075         0.9
    AEROSPACE/DEFENSE
  Bic .......................................................   FR              9,909      1,488,263         0.8
    OFFICE EQUIPMENT
  Telefonaktiebolaget LM Ericsson "B" .......................   SWDN           18,683        578,650         0.3
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          12,673,572
                                                                                        ------------
Multi-Industry/Miscellaneous (6.5%)
  General Electric Co. ......................................   US             31,300      3,094,788         1.7
    CONGLOMERATE
  Citic Pacific Ltd. ........................................   HK            356,000      2,066,770         1.1
    CONGLOMERATE
  Hutchison Whampoa .........................................   HK            196,000      1,539,566         0.9
    MULTI-INDUSTRY
  Kinnevik AB "B" Free ......................................   SWDN           46,850      1,292,869         0.7
    MULTI-INDUSTRY
  Parkway Holdings Ltd. .....................................   SING          264,000      1,038,033         0.6
    MULTI-INDUSTRY
  Straits Steamship Land Ltd. ...............................   SING          297,000        951,215         0.5
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                       F5

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Wrightson Ltd. ............................................   NZ          1,000,000   $    869,135         0.5
    MULTI-INDUSTRY
  Fletcher Challenge Ltd. ...................................   NZ            250,000        768,443         0.4
    MULTI-INDUSTRY
  United Industrial Corp. ...................................   SING          278,000        234,515         0.1
    CONGLOMERATE
                                                                                        ------------
                                                                                          11,855,334
                                                                                        ------------
Technology (5.6%)
  Intel Corporation .........................................   US             30,800      4,032,875         2.2
    SEMICONDUCTORS
  3Com Corp.-/- .............................................   US             48,300      3,544,013         2.0
    NETWORKING
  Group Axime-/- ............................................   FR              9,208      1,066,564         0.6
    COMPUTERS & PERIPHERALS
  Cap Gemini N.V. ...........................................   NETH           32,750        952,520         0.5
    COMPUTERS & PERIPHERALS
  Bowthorpe PLC .............................................   UK             76,000        588,219         0.3
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                          10,184,191
                                                                                        ------------
Energy (5.5%)
  Transocean Offshore, Inc. .................................   US             53,800      3,369,225         1.9
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) - ADR-/- {\/} ........   BRZL          138,200      2,142,100         1.2
    GAS PRODUCTION & DISTRIBUTION
  United Utilities PLC ......................................   UK            125,700      1,336,639         0.7
    ENERGY SOURCES
  Elektrowatt AG-/- .........................................   SWTZ            2,927      1,165,987         0.7
    ELECTRICAL & GAS UTILITIES
  ABB Asea Brown Boveri Ltd. - Bearer .......................   SWTZ              913      1,136,132         0.6
    ENERGY EQUIPMENT & SERVICES
  Korea Electric Power Corp. ................................   KOR            26,000        759,169         0.4
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd.: ..............................................   KOR                --             --          --
    OIL
    New-/- ..................................................   --              1,789         32,956          --
    New 2-/- ................................................   --                144          2,653          --
                                                                                        ------------
                                                                                           9,944,861
                                                                                        ------------
Consumer Durables (4.4%)
  Futuris Corp., Ltd. .......................................   AUSL        1,248,100      1,705,515         0.9
    AUTO PARTS
  Bridgestone Corp. .........................................   JPN            85,000      1,615,411         0.9
    AUTO PARTS
  Volkswagen AG .............................................   GER             3,844      1,599,584         0.9
    AUTOMOBILES
  BBA Group PLC .............................................   UK            234,740      1,422,909         0.8
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

                                       F6

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (Continued)
  Sharp Corp. ...............................................   JPN            74,000   $  1,054,768         0.6
    CONSUMER ELECTRONICS
  Valeo S.A. ................................................   FR              8,400        518,919         0.3
    AUTO PARTS
                                                                                        ------------
                                                                                           7,917,106
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $135,759,279) ................                            162,911,278        90.1
                                                                                        ------------       -----

                                                                            No. of                       % of Net
Warrants                                                       Country     Warrants                       Assets
-------------------------------------------------------------  --------   -----------                  -------------
  Straits Steamship Land Ltd. Warrants, expire
   12/12/00-/- ..............................................   SING           74,250         80,153         0.1
    CONGLOMERATE
  Thai Farmers Bank Ltd. Warrants, expire 9/15/02-/- ........   THAI            7,000          6,620          --
    BANKS-MONEY CENTER
                                                                                        ------------       -----

TOTAL WARRANTS (cost $48,726) ...............................                                 86,773         0.1
                                                                                        ------------       -----

                                                                                                         % of Net
Repurchase Agreement                                                                                      Assets
-------------------------------------------------------------                                          -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $20,080,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $20,504,050,
   including accrued interest). (cost $20,100,489) ..........                             20,100,489        11.1
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $155,908,494)  * ....................                            183,098,540       101.3
Other Assets and Liabilities ................................                             (2,278,697)       (1.3)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $180,819,843       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {/\}  Australian currency denominated.
          * For Federal income tax purposes, cost is $156,287,161 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  31,053,807
                 Unrealized depreciation:            (4,242,428)
                                                  -------------
                 Net unrealized appreciation:     $  26,811,379
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    SEC--Share Entitlement Certificate

    The accompanying notes are an integral part of the financial statements.

                                       F7

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               Percentage of Net Assets {d}
                                        -------------------------------------------
                                                 Fixed Income,
                                                   Rights &      Short-term
Country (Country Code/Currency Code)    Equity     Warrants       & Other     Total
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    3.0                                   3.0
Brazil (BRZL/BRL) ....................    1.2                                   1.2
France (FR/FRF) ......................    4.1                                   4.1
Germany (GER/DEM) ....................    4.2                                   4.2
Hong Kong (HK/HKD) ...................    4.3                                   4.3
Italy (ITLY/ITL) .....................    2.7                                   2.7
Japan (JPN/JPY) ......................    8.2                                   8.2
Korea (KOR/KRW) ......................    0.8                                   0.8
Mexico (MEX/MXN) .....................    1.2                                   1.2
Netherlands (NETH/NLG) ...............    3.5                                   3.5
New Zealand (NZ/NZD) .................    3.6                                   3.6
Norway (NOR/NOK) .....................    0.6                                   0.6
Portugal (PORT/PTE) ..................    1.2                                   1.2
Singapore (SING/SGD) .................    2.8         0.1                       2.9
Spain (SPN/ESP) ......................    2.5                                   2.5
Sweden (SWDN/SEK) ....................    2.2                                   2.2
Switzerland (SWTZ/CHF) ...............    3.4                                   3.4
Thailand (THAI/THB) ..................    1.3                                   1.3
United Kingdom (UK/GBP) ..............   15.4                                  15.4
United States & Other (US/USD) .......   23.9                        9.8       33.7
                                        ------      -----          -----      -----
Total  ...............................   90.1         0.1            9.8      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $180,819,843.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 Forward Foreign Currency Contracts Outstanding
                               December 31, 1996

                                           Market Value     Contract    Delivery    Unrealized
Contracts to Sell:                        (U.S. Dollars)      Price       Date     Appreciation
----------------------------------------  --------------   -----------  --------  --------------
French Francs...........................     3,869,685         5.09700  02/06/97   $    54,192
French Francs...........................     2,362,192         5.07000  02/19/97        44,120
Japanese Yen............................     2,707,607       111.74500  02/06/97        82,227
Japanese Yen............................     2,607,668       110.48000  02/12/97       107,756
Japanese Yen............................     2,779,774       110.38500  02/12/97       117,359
Swiss Francs............................     4,068,462         1.31200  03/19/97        47,392
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $18,848,434)..................    18,395,388                                 453,046
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.17%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   453,046
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $135,808,005) (Note 1)........................  $162,998,051
  Repurchase agreement, at value and cost.................................................    20,100,489
  U.S. currency.................................................................  $    106
  Foreign currencies (cost $607,474)............................................   609,578       609,684
                                                                                  --------
  Receivable for securities sold..........................................................     3,643,988
  Receivable for open forward foreign currency contracts, net (Note 1)....................       453,046
  Receivable for Fund shares sold.........................................................       310,906
  Dividends and dividend withholding tax reclaims receivable..............................       270,020
  Miscellaneous receivable................................................................        16,481
  Cash held as collateral for securities loaned (Note 1)..................................    10,713,362
                                                                                            ------------
    Total assets..........................................................................   199,116,027
                                                                                            ------------
Liabilities:
  Payable for Fund shares repurchased.....................................................     5,331,764
  Payable for securities purchased........................................................     1,778,696
  Payable for investment management and administration fees (Note 2)......................       149,192
  Payable for printing and postage expenses...............................................       103,584
  Payable for service and distribution expenses (Note 2)..................................        81,488
  Payable for transfer agent fees (Note 2)................................................        68,179
  Payable for professional fees...........................................................        42,534
  Payable for registration and filing fees................................................        11,143
  Payable for Trustees' fees and expenses (Note 2)........................................         6,053
  Payable for fund accounting fees (Note 2)...............................................         3,553
  Payable for custodian fees (Note 1).....................................................           241
  Other accrued expenses..................................................................         6,395
  Collateral for securities loaned (Note 1)...............................................    10,713,362
                                                                                            ------------
    Total liabilities.....................................................................    18,296,184
                                                                                            ------------
Net assets................................................................................  $180,819,843
                                                                                            ------------
                                                                                            ------------
Class A:
Net asset value and redemption price per share ($125,555,861 DIVIDED BY 7,514,931 shares
 outstanding).............................................................................  $      16.71
                                                                                            ------------
                                                                                            ------------
Maximum offering price per share (100/95.25 of $16.71) *..................................  $      17.54
                                                                                            ------------
                                                                                            ------------
Class B:+
Net asset value and offering price per share ($52,809,064 DIVIDED BY 3,253,378 shares
 outstanding).............................................................................  $      16.23
                                                                                            ------------
                                                                                            ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($2,454,918
 DIVIDED BY 146,000 shares outstanding)...................................................  $      16.81
                                                                                            ------------
                                                                                            ------------
Net assets consist of:
  Paid in capital (Note 4)................................................................  $146,425,969
  Accumulated net realized gain on investments and foreign currency transactions..........     6,708,041
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies.............................................................................       495,787
  Net unrealized appreciation of investments..............................................    27,190,046
                                                                                            ------------
Total -- representing net assets applicable to capital shares outstanding.................  $180,819,843
                                                                                            ------------
                                                                                            ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $328,211)...............................  $ 3,040,557
  Interest income............................................................................      552,838
  Other income...............................................................................        1,634
                                                                                               -----------
    Total investment income..................................................................    3,595,029
                                                                                               -----------
Expenses:
  Investment management and administration fees (Note 2).....................................    1,885,798
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $   477,375
    Class B.....................................................................      551,243    1,028,618
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................      532,176
  Custodian fees (Note 1)....................................................................      123,165
  Printing and postage expenses (Note 2).....................................................       82,142
  Audit fees.................................................................................       51,972
  Fund accounting fees.......................................................................       48,430
  Registration and filing fees...............................................................       40,265
  Trustees' fees and expenses (Note 2).......................................................       15,372
  Legal fees.................................................................................       11,712
  Other expenses.............................................................................       14,952
                                                                                               -----------
    Total expenses before reductions.........................................................    3,834,602
                                                                                               -----------
      Expense reductions (Notes 1 & 5).......................................................     (157,930)
                                                                                               -----------
    Total net expenses.......................................................................    3,676,672
                                                                                               -----------
Net investment loss..........................................................................      (81,643)
                                                                                               -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments..............................................   18,255,475
  Net realized gain on foreign currency transactions............................    3,244,503
                                                                                  -----------
    Net realized gain during the year........................................................   21,499,978
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................      111,081
  Net change in unrealized appreciation of investments..........................   (1,481,639)
                                                                                  -----------
    Net unrealized depreciation during the year..............................................   (1,370,558)
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies.......................   20,129,420
                                                                                               -----------
Net increase in net assets resulting from operations.........................................  $20,047,777
                                                                                               -----------
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL WORLDWIDE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                     Year ended          Year ended
                                                                                  December 31, 1996   December 31, 1995
                                                                                  -----------------   -----------------
Decrease in net assets
Operations:
  Net investment loss...........................................................    $     (81,643)      $    (458,117)
  Net realized gain on investments and foreign currency transactions............       21,499,978           9,995,501
  Net change in unrealized appreciation (depreciation) on translation of assets
   and liabilities in foreign currencies........................................          111,081            (595,367)
  Net change in unrealized appreciation (depreciation) of investments...........       (1,481,639)         11,340,575
                                                                                  -----------------   -----------------
    Net increase in net assets resulting from operations........................       20,047,777          20,282,592
                                                                                  -----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.........................................      (13,087,564)         (3,836,040)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.........................................       (5,727,628)         (1,484,807)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.........................................         (175,598)            (44,576)
                                                                                  -----------------   -----------------
    Total distributions.........................................................      (18,990,790)         (5,365,423)
                                                                                  -----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..............................      290,210,249         134,626,823
  Decrease from capital shares repurchased......................................     (314,217,462)       (180,807,770)
                                                                                  -----------------   -----------------
    Net decrease from capital share transactions................................      (24,007,213)        (46,180,947)
                                                                                  -----------------   -----------------
Total decrease in net assets....................................................      (22,950,226)        (31,263,778)
Net assets:
  Beginning of year.............................................................      203,770,069         235,033,847
                                                                                  -----------------   -----------------
  End of year*..................................................................    $ 180,819,843       $ 203,770,069
                                                                                  -----------------   -----------------
                                                                                  -----------------   -----------------
  --------------
   *Includes undistributed net investment income of.............................    $           0       $           0
                                                                                  -----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                            1996 *      1995 *       1994       1993 *       1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.82   $   15.53   $   17.47   $   14.47   $   14.07
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.03        0.00        0.00        0.04        0.07
  Net realized and unrealized gain
   (loss) on investments................       1.79        1.74       (1.16)       3.92        0.39
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.82        1.74       (1.16)       3.96        0.46
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --          --          --
  From net realized gain on
   investments..........................      (1.93)      (0.45)      (0.78)      (0.96)      (0.06)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.93)      (0.45)      (0.78)      (0.96)      (0.06)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   16.71   $   16.82   $   15.53   $   17.47   $   14.47
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      10.92%      11.23%      (6.65)%      27.6%        3.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 125,556   $ 145,982   $ 182,467   $ 193,997   $ 141,310
Ratio of net investment income (loss) to
 average net assets.....................       0.14%      (0.06)%     (0.01)%       0.9%        0.5%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.72%       1.87%       1.81%        1.9%        2.1%
  Without expense reductions............       1.80%       1.93%       1.84%         --**        --**
Portfolio turnover rate++++.............         80%        113%         86%         92%         95%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0263         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commision rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  *  Calculated based upon average shares outstanding during the period.
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F12

                        GT GLOBAL WORLDWIDE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                            Advisor Class+++
                                          -------------------------------------------------  ----------------------------
                                                                              April 1, 1993      Year       June 1, 1995
                                               Year ended December 31,             to            ended           to
                                          ----------------------------------  December 31,   December 31,   December 31,
                                            1996 *      1995 *       1994        1993 *         1996 *         1995 *
                                          ----------  ----------  ----------  -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.50   $   15.34   $   17.39     $   15.67      $   16.86      $   15.26
                                          ----------  ----------  ----------  -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.09)      (0.12)      (0.11)        (0.04)          0.09           0.03
  Net realized and unrealized gain
   (loss) on investments................       1.75        1.73       (1.16)         2.72           1.79           2.02
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............       1.66        1.61       (1.27)         2.68           1.88           2.05
                                          ----------  ----------  ----------  -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --            --             --             --
  From net realized gain on
   investments..........................      (1.93)      (0.45)      (0.78)        (0.96)         (1.93)         (0.45)
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Total distributions.................      (1.93)      (0.45)      (0.78)        (0.96)         (1.93)         (0.45)
                                          ----------  ----------  ----------  -------------  -------------  -------------
Net asset value, end of period..........  $   16.23   $   16.50   $   15.34     $   17.39      $   16.81      $   16.86
                                          ----------  ----------  ----------  -------------  -------------  -------------
                                          ----------  ----------  ----------  -------------  -------------  -------------

Total investment return (c).............      10.16%      10.52%      (7.32)%        17.3%(a)       11.31%        13.46%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  52,809   $  56,095   $  52,567     $  20,592      $   2,455      $   1,693
Ratio of net investment income (loss) to
 average net assets.....................      (0.51)%     (0.71)%     (0.66)%        (0.4)%(b)        0.49%        0.29%(b)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.37%       2.52%       2.46%          2.5%(b)        1.37%         1.52%(b)
  Without expense reductions............       2.45%       2.58%       2.49%           --* *        1.45%          1.58%(b)
Portfolio turnover rate++++.............         80%        113%         86%           92%            80%           113%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0263         N/A         N/A           N/A      $  0.0263            N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commision rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  *  Calculated based upon average shares outstanding during the period.
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F13

                        GT GLOBAL WORLDWIDE GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global Worldwide Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates from management.

(A) Portfolio Valuation
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F14

                        GT GLOBAL WORLDWIDE GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of approximately $10,156,208 were on loan to brokers. The loans were secured by cash collateral of $10,713,362, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1996, the Fund received securities lending fees of $74,109 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

                                      F15

                        GT GLOBAL WORLDWIDE GROWTH FUND

(J) Distribution to Shareholders
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000.

2. Related Parties
Chancellor LGT Asset Management is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc., an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $21,390 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $204 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1996, GT Global collected CDSC's in the amount of $260,826. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

                                      F16

                        GT GLOBAL WORLDWIDE GROWTH FUND

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.
The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $144,310,622 and $181,937,744, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions

                                                                      Year ended                  Year ended
                                                                  December 31, 1996           December 31, 1995
                                                              --------------------------  --------------------------
Class A                                                         Shares        Amount        Shares        Amount
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................   14,357,786  $ 250,471,583    6,947,488  $ 112,415,112
Shares issued in connection with reinvestment of
  distributions.............................................      670,053     11,082,654      198,449      3,306,220
                                                              -----------  -------------  -----------  -------------
                                                               15,027,839    261,554,237    7,145,937    115,721,332
Shares repurchased..........................................  (16,192,391)  (283,412,820) (10,218,028)  (163,317,151)
                                                              -----------  -------------  -----------  -------------
Net decrease................................................   (1,164,552) $ (21,858,583)  (3,072,091) $ (47,595,819)
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                      Year ended                  Year ended
                                                                  December 31, 1996           December 31, 1995
                                                              --------------------------  --------------------------
Class B                                                         Shares        Amount        Shares        Amount
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................      854,412  $  14,531,361    1,002,715  $  15,948,611
Shares issued in connection with reinvestment of
  distributions.............................................      308,538      4,961,416       79,120      1,293,841
                                                              -----------  -------------  -----------  -------------
                                                                1,162,950     19,492,777    1,081,835     17,242,452
Shares repurchased..........................................   (1,309,880)   (22,330,821)  (1,107,459)   (17,390,637)
                                                              -----------  -------------  -----------  -------------
Net decrease................................................     (146,930) $  (2,838,044)     (25,624) $    (148,185)
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------
                                                                                                 June 1, 1995
                                                                                           (commencement of sale of
                                                                      Year ended                   shares)
                                                                  December 31, 1996          to December 31, 1995
                                                              --------------------------  --------------------------
Advisor Class                                                   Shares        Amount        Shares        Amount
------------------------------------------------------------  -----------  -------------  -----------  -------------
Shares sold.................................................      521,049  $   8,987,637      103,579  $   1,618,463
Shares issued in connection with reinvestment of
  distributions.............................................       10,546        175,598        2,669         44,576
                                                              -----------  -------------  -----------  -------------
                                                                  531,595      9,163,235      106,248      1,663,039
Shares repurchased..........................................     (485,979)    (8,473,821)      (5,864)       (99,982)
                                                              -----------  -------------  -----------  -------------
Net increase................................................       45,616  $     689,414      100,384  $   1,563,057
                                                              -----------  -------------  -----------  -------------
                                                              -----------  -------------  -----------  -------------

                                      F17

                        GT GLOBAL WORLDWIDE GROWTH FUND

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $83,821 under these arrangements.

--------------
Federal Tax Information (Unaudited):

For its fiscal year ended December 31, 1996, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.28 per share (representing an approximate total of $2,728,868). The total amount of taxes paid by the Fund to such countries was approximately $.05 per share (representing an approximate total of $467,527).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $17,732,920 as a capital gain dividend for the fiscal year ended December 31, 1996.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 54% of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Fund as income qualifying for the dividends received deduction for corporations for the fiscal year ended
December 31, 1996.

                                      F18

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global International Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global International Growth Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F19

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------


                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (29.5%)
  DDI Corp. .................................................   JPN               720   $  4,764,340         1.8
    WIRELESS COMMUNICATIONS
  Aoyama Trading Co., Ltd. ..................................   JPN           166,000      4,416,724         1.7
    RETAILERS-APPAREL
  Adecco - Bearer-/- ........................................   SWTZ           16,510      4,146,009         1.6
    CONSUMER SERVICES
  Koninklijke Ahold N.V. ....................................   NETH           65,406      4,092,612         1.6
    RETAILERS-FOOD
  Carrefour Supermarche .....................................   FR              6,245      4,070,100         1.6
    RETAILERS-FOOD
  Elsevier N.V. .............................................   NETH          234,183      3,961,844         1.5
    BROADCASTING & PUBLISHING
  Telecom Italia Mobile S.p.A. ..............................   ITLY        1,500,180      3,807,388         1.5
    WIRELESS COMMUNICATIONS
  Reuters Holdings PLC ......................................   UK            271,130      3,488,942         1.3
    BROADCASTING & PUBLISHING
  Ito-Yokado Co., Ltd. ......................................   JPN            80,000      3,483,068         1.3
    RETAILERS-OTHER
  Rentokil Group PLC ........................................   UK            456,300      3,445,690         1.3
    CONSUMER SERVICES
  EMI Group PLC .............................................   UK            144,990      3,438,547         1.3
    LEISURE & TOURISM
  Telefonica de Espana-/- ...................................   SPN           146,600      3,406,281         1.3
    TELEPHONE NETWORKS
  Burton Group PLC ..........................................   UK          1,195,000      3,192,123         1.2
    RETAILERS-APPAREL
  Portugal Telecom S.A. - Registered ........................   PORT          109,250      3,115,387         1.2
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            247,030      3,115,370         1.2
    BROADCASTING & PUBLISHING
  Sol Melia S.A.-/- .........................................   SPN            83,661      2,998,024         1.1
    LEISURE & TOURISM
  Stet Societa' Finanziaria Telefonica S.p.A. ...............   ITLY          609,400      2,772,669         1.1
    TELEPHONE NETWORKS
  Comptoirs Modernes ........................................   FR              5,110      2,762,162         1.1
    RETAILERS-FOOD
  Telecom Corporation of New Zealand Ltd. ...................   NZ            468,000      2,387,620         0.9
    TELEPHONE NETWORKS
  Dixons Group PLC ..........................................   UK            208,350      1,937,227         0.7
    RETAILERS-APPAREL
  Cordiant PLC-/- ...........................................   UK          1,073,070      1,920,134         0.7
    BROADCASTING & PUBLISHING
  Telecel - Comunicacoes Pessoais, S.A.-/- ..................   PORT           27,589      1,762,136         0.7
    TELECOM - OTHER
  Compass Group PLC .........................................   UK            130,180      1,382,048         0.5
    RESTAURANTS
  Granada Group PLC .........................................   UK             86,250      1,274,551         0.5
    LEISURE & TOURISM
  Fast Retailing Co., Ltd. ..................................   JPN            48,140      1,235,105         0.5
    RETAILERS-APPAREL


    The accompanying notes are an integral part of the financial statements.

                                      F20

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Advanced Information Service: .............................   THAI               --             --         0.3
    WIRELESS COMMUNICATIONS
    Foreign .................................................   --             44,800   $    419,328          --
    Local ...................................................   --             45,000        382,590          --
  Seven-Eleven Japan Ltd. ...................................   JPN               500         29,285          --
    RETAILERS-OTHER
  Kobenhavns Lufthavne AS ...................................   DEN               286         29,146          --
    TRANSPORTATION - AIRLINES
                                                                                        ------------
                                                                                          77,236,450
                                                                                        ------------
Finance (16.6%)
  Royal & Sun Alliance Insurance Group PLC ..................   UK            551,470      4,211,569         1.6
    INSURANCE - MULTI-LINE
  United Overseas Bank Ltd. - Foreign .......................   SING          341,300      3,806,320         1.5
    BANKS-MONEY CENTER
  Barclays PLC ..............................................   UK            196,000      3,362,877         1.3
    BANKS-MONEY CENTER
  Nichiei Co., Ltd. .........................................   JPN            45,000      3,323,687         1.3
    OTHER FINANCIAL
  3I Group PLC ..............................................   UK            367,550      3,065,015         1.2
    INVESTMENT MANAGEMENT
  Banco Popular Espanol S.A. ................................   SPN            14,510      2,851,457         1.1
    BANKS-MONEY CENTER
  Australia & New Zealand Banking Group Ltd. ................   AUSL          412,360      2,597,930         1.0
    BANKS-MONEY CENTER
  AEGON N.V. ................................................   NETH           34,790      2,219,223         0.9
    INSURANCE-LIFE
  Sun Hung Kai Properties Ltd. ..............................   HK            178,000      2,180,696         0.8
    REAL ESTATE
  HSBC Holdings PLC .........................................   HK            100,000      2,139,902         0.8
    BANKS-MONEY CENTER
  Cheung Kong (Holdings) Ltd. ...............................   HK            212,000      1,884,536         0.7
    REAL ESTATE
  Orix Corp. ................................................   JPN            43,700      1,819,575         0.7
    OTHER FINANCIAL
  M & G Group PLC ...........................................   UK             92,960      1,758,918         0.7
    INVESTMENT MANAGEMENT
  Mapfre Vida Seguros .......................................   SPN            24,569      1,704,077         0.7
    INSURANCE-LIFE
  Henderson Land Development Co., Ltd. ......................   HK            159,000      1,603,569         0.6
    REAL ESTATE
  Skandia Forsakrings AB ....................................   SWDN           56,520      1,601,204         0.6
    INSURANCE - MULTI-LINE
  Cardif S.A. ...............................................   FR              6,218        858,276         0.3
    INSURANCE - MULTI-LINE
  Thai Farmers Bank Public Co., Ltd. SEC-/- {\/} ............   THAI          157,900        810,027         0.3
    BANKS-MONEY CENTER
  Korea Exchange Bank .......................................   KOR            71,700        651,045         0.2
    BANKS-MONEY CENTER
  Land and House Co., Ltd. - Foreign ........................   THAI           77,000        561,562         0.2
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

                                      F21

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Phatra Thanakit Co., Ltd. - Foreign .......................   THAI           57,800   $    164,557         0.1
    INVESTMENT MANAGEMENT
  Shinhan Bank-/- ...........................................   KOR             2,740         43,946          --
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          43,219,968
                                                                                        ------------
Health Care (11.3%)
  Novartis AG-/- ............................................   SWTZ            4,720      5,407,873         2.1
    PHARMACEUTICALS
  Bayer AG ..................................................   GER           126,700      5,173,446         2.0
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN           243,000      5,100,985         2.0
    PHARMACEUTICALS
  Schering AG ...............................................   GER            48,840      4,125,043         1.6
    PHARMACEUTICALS
  Sanofi S.A. ...............................................   FR             31,048      3,092,812         1.2
    PHARMACEUTICALS
  Astra AB "A" Free .........................................   SWDN           58,280      2,882,946         1.1
    PHARMACEUTICALS
  Siemens AG - New-/- .......................................   GER            54,245      2,557,063         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  M.L. Laboratories PLC-/- ..................................   UK            254,968        890,642         0.3
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          29,230,810
                                                                                        ------------
Capital Goods (7.0%)
  Premier Farnell PLC .......................................   UK            287,500      3,697,132         1.4
    INDUSTRIAL COMPONENTS
  Bic .......................................................   FR             24,340      3,655,699         1.4
    OFFICE EQUIPMENT
  Canon, Inc. ...............................................   JPN           150,000      3,317,208         1.3
    OFFICE EQUIPMENT
  Smiths Industries PLC .....................................   UK            236,350      3,245,765         1.2
    AEROSPACE/DEFENSE
  General Electric PLC-/- ...................................   UK            428,470      2,810,000         1.1
    AEROSPACE/DEFENSE
  Telefonaktiebolaget LM Ericsson "B" .......................   SWDN           48,558      1,503,939         0.6
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          18,229,743
                                                                                        ------------
Materials/Basic Industry (6.7%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           176,900      3,496,625         1.3
    PAPER/PACKAGING
  PT Semen Gresik - Foreign .................................   INDO          929,000      2,990,428         1.1
    CEMENT
  Pilkington PLC ............................................   UK          1,087,050      2,940,991         1.1
    BUILDING MATERIALS & COMPONENTS
  Broken Hill Proprietary Co., Ltd. .........................   AUSL          198,911      2,831,878         1.1
    MISC. MATERIALS & COMMODITIES

    The accompanying notes are an integral part of the financial statements.

                                      F22

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  SGL Carbon AG .............................................   GER            21,670   $  2,733,407         1.0
    METALS - NON-FERROUS
  Western Mining Corporation Holdings Ltd. ..................   AUSL          270,000      1,701,041         0.7
    METALS - NON-FERROUS
  Fletcher Challenge Paper{/\} ..............................   NZ            512,000      1,045,396         0.4
    PAPER/PACKAGING
                                                                                        ------------
                                                                                          17,739,766
                                                                                        ------------
Technology (5.3%)
  Cap Gemini N.V. ...........................................   NETH           98,520      2,865,414         1.1
    COMPUTERS & PERIPHERALS
  Group Axime-/- ............................................   FR             22,880      2,650,193         1.0
    COMPUTERS & PERIPHERALS
  Matsushita-Kotobuki Electronics Ltd. ......................   JPN            90,000      2,347,961         0.9
    COMPUTERS & PERIPHERALS
  Koei Co., Ltd. ............................................   JPN           102,500      1,965,705         0.8
    SOFTWARE
  Kyushu-Matsushita Electric Co., Ltd. ......................   JPN           137,000      1,775,225         0.7
    COMPUTERS & PERIPHERALS
  Bowthorpe PLC .............................................   UK            218,750      1,693,065         0.6
    COMPUTERS & PERIPHERALS
  Hosiden Electronics-/- ....................................   JPN            69,000        489,366         0.2
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                          13,786,929
                                                                                        ------------
Consumer Durables (5.2%)
  Sharp Corp. ...............................................   JPN           300,000      4,276,088         1.6
    CONSUMER ELECTRONICS
  Volkswagen AG .............................................   GER             9,690      4,032,250         1.5
    AUTOMOBILES
  BBA Group PLC .............................................   UK            532,840      3,229,886         1.2
    MULTI-INDUSTRY
  Valeo S.A. ................................................   FR             20,700      1,278,764         0.5
    AUTO PARTS
  Samsung Electronics Co.: ..................................   KOR                --             --         0.4
    CONSUMER ELECTRONICS
    Common ..................................................   --             12,206        735,004          --
    New-/- ..................................................   --              3,678        189,466          --
                                                                                        ------------
                                                                                          13,741,458
                                                                                        ------------
Energy (5.0%)
  United Utilities PLC ......................................   UK            311,900      3,316,608         1.3
    ENERGY SOURCES
  Petroleo Brasileiro S.A. (Petrobras) - ADR-/- {\/} ........   BRZL          197,900      3,067,450         1.2
    GAS PRODUCTION & DISTRIBUTION
  Elektrowatt AG-/- .........................................   SWTZ            7,353      2,929,110         1.1
    ELECTRICAL & GAS UTILITIES
  ABB Asea Brown Boveri Ltd. - Bearer .......................   SWTZ            2,305      2,868,330         1.1
    ENERGY EQUIPMENT & SERVICES

    The accompanying notes are an integral part of the financial statements.

                                      F23

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Korea Electric Power Corp. ................................   KOR            28,000   $    817,567         0.3
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          12,999,065
                                                                                        ------------
Consumer Non-Durables (4.7%)
  Amway Japan Ltd. ..........................................   JPN           140,000      4,498,963         1.7
    HOUSEHOLD PRODUCTS
  Gucci Group - NY Registered Shares{\/} ....................   ITLY           57,950      3,701,556         1.4
    TEXTILES & APPAREL
  Parmalat Finanziaria S.p.A. ...............................   ITLY        1,227,960      1,880,440         0.7
    FOOD
  Vendex International N.V. .................................   NETH           43,464      1,860,944         0.7
    OTHER CONSUMER GOODS
  Giordano International Ltd. ...............................   HK            537,000        458,262         0.2
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          12,400,165
                                                                                        ------------
Multi-Industry/Miscellaneous (4.2%)
  Kinnevik AB "B" Free ......................................   SWDN          119,910      3,309,027         1.3
    MULTI-INDUSTRY
  Citic Pacific Ltd. ........................................   HK            438,000      2,542,824         1.0
    CONGLOMERATE
  Hutchison Whampoa .........................................   HK            279,000      2,191,524         0.8
    MULTI-INDUSTRY
  Wrightson Ltd. ............................................   NZ          1,500,000      1,303,703         0.5
    MULTI-INDUSTRY
  Swire Pacific Ltd. "A" ....................................   HK             96,000        915,438         0.4
    MULTI-INDUSTRY
  United Industrial Corp. ...................................   SING          580,000        489,277         0.2
    CONGLOMERATE
                                                                                        ------------
                                                                                          10,751,793
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $217,710,991) ................                            249,336,147        95.5
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F24

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                            No. of         Value         % of Net
Warrants                                                       Country     Warrants       (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Thai Farmers Bank Ltd., Warrants expire 9/15/02 (cost
   $9,592)-/- ...............................................   THAI            9,738   $      9,210          --
    BANKS-MONEY CENTER
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $217,720,583)  * ....................                            249,345,357        95.5
Other Assets and Liabilities ................................                             11,818,628         4.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $261,163,985       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {/\}  Australian currency denominated.
          * For Federal income tax purposes, cost is $219,363,482 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  41,743,561
                 Unrealized depreciation:           (11,761,686)
                                                  -------------
                 Net unrealized appreciation:     $  29,981,875
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR -- American Depository Receipt
    SEC -- Share Entitlement Certificate

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                         Percentage of Net Assets
                                                    {d}
                                        ---------------------------
Country (Country Code/Currency Code)    Equity     Other      Total
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    2.8                   2.8
Brazil (BRZL/BRL) ....................    1.2                   1.2
France (FR/FRF) ......................    7.1                   7.1
Germany (GER/DEM) ....................    7.1                   7.1
Hong Kong (HK/HKD) ...................    5.3                   5.3
Indonesia (INDO/IDR) .................    1.1                   1.1
Italy (ITLY/ITL) .....................    4.7                   4.7
Japan (JPN/JPY) ......................   16.5                  16.5
Korea (KOR/KRW) ......................    0.9                   0.9
Mexico (MEX/MXN) .....................    1.3                   1.3
Netherlands (NETH/NLG) ...............    5.8                   5.8
New Zealand (NZ/NZD) .................    1.8                   1.8
Portugal (PORT/PTE) ..................    1.9                   1.9
Singapore (SING/SGD) .................    1.7                   1.7
Spain (SPN/ESP) ......................    4.2                   4.2
Sweden (SWDN/SEK) ....................    3.6                   3.6
Switzerland (SWTZ/CHF) ...............    5.9                   5.9
Thailand (THAI/THB) ..................    0.9                   0.9
United Kingdom (UK/GBP) ..............   21.7                  21.7
United States & Other (US/USD) .......               4.5        4.5
                                        ------       ---      -----
Total  ...............................   95.5        4.5      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $261,163,985.

    The accompanying notes are an integral part of the financial statements.

                                      F25

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                 Forward Foreign Currency Contracts Outstanding
                               December 31, 1996

                                           Market Value     Contract    Delivery    Unrealized
Contracts to Sell:                        (U.S. Dollars)      Price       Date     Appreciation
----------------------------------------  --------------   -----------  --------  --------------
French Francs...........................     9,674,211         5.09700  02/06/97   $   135,481
French Francs...........................     2,323,468         5.07000  02/19/97        43,396
Japanese Yen............................        99,343       113.01500  01/07/97         2,413
Japanese Yen............................     5,006,047       110.00000  01/07/97       262,135
Japanese Yen............................     1,591,561       111.74500  02/06/97        48,333
Japanese Yen............................    13,907,565       110.40000  02/12/97       585,189
Swiss Francs............................     8,958,150         1.31200  03/19/97       104,350
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $42,741,642)..................    41,560,345                               1,181,297
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.91%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $ 1,181,297
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $217,720,583) (Note 1)......  $249,345,357
  U.S. currency.............................................  $      327
  Foreign currencies (cost $4,610,163)......................   4,680,132     4,680,459
                                                              ----------
  Receivable for securities sold........................................    10,949,478
  Receivable for open forward foreign currency contracts, net (Note
   1)...................................................................     1,181,297
  Dividends and dividend withholding tax reclaims receivable............       461,548
  Receivable for Fund shares sold.......................................       167,237
  Miscellaneous receivable..............................................        44,627
  Cash held as collateral for securities loaned (Note 1)................    20,879,528
                                                                          ------------
    Total assets........................................................   287,709,531
                                                                          ------------
Liabilities:
  Payable for Fund shares repurchased...................................     3,247,882
  Payable for securities purchased......................................     1,708,549
  Payable for investment management and administration fees (Note 2)....       217,392
  Payable for loan outstanding (Note 1).................................       129,000
  Payable for service and distribution expenses (Note 2)................       112,908
  Payable for printing and postage expenses.............................       108,222
  Payable for transfer agent fees (Note 2)..............................        69,383
  Payable for professional fees.........................................        32,301
  Payable for registration and filing fees..............................        16,699
  Payable for custodian fees (Note 1)...................................        13,453
  Payable for fund accounting fees (Note 2).............................         5,150
  Payable for Trustees' fees and expenses (Note 2)......................         5,079
  Collateral for securities loaned (Note 1).............................    20,879,528
                                                                          ------------
    Total liabilities...................................................    26,545,546
                                                                          ------------
Net assets..............................................................  $261,163,985
                                                                          ------------
                                                                          ------------
Class A:
Net asset value and redemption price per share ($196,601,302 DIVIDED BY
 22,035,585 shares outstanding).........................................  $       8.92
                                                                          ------------
                                                                          ------------
Maximum offering price per share (100/95.25 of $8.92) *.................  $       9.36
                                                                          ------------
                                                                          ------------
Class B:+
Net asset value and offering price per share ($64,101,904 DIVIDED BY
 7,387,563 shares outstanding)..........................................  $       8.68
                                                                          ------------
                                                                          ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per
 share ($460,779 DIVIDED BY 51,166 shares outstanding)..................  $       9.01
                                                                          ------------
                                                                          ------------
Net assets consist of:
  Paid in capital (Note 4)..............................................  $222,227,771
  Accumulated net realized gain on investments and foreign currency
   transactions.........................................................     6,042,757
  Net unrealized appreciation on translation of assets and liabilities
   in foreign currencies................................................     1,268,683
  Net unrealized appreciation of investments............................    31,624,774
                                                                          ------------
Total -- representing net assets applicable to capital shares outstanding............................................................  $261,163,985
                                                                          ------------
                                                                          ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F27

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $726,212)...........  $ 4,899,862
  Interest income........................................................      282,325
                                                                           -----------
    Total investment income..............................................    5,182,187
                                                                           -----------
Expenses:
  Investment management and administration fees (Note 2).................    3,034,522
  Service and distribution expenses: (Note 2)
    Class A.................................................  $   847,585
    Class B.................................................      681,990    1,529,575
                                                              -----------
  Transfer agent fees (Note 2)...........................................      857,972
  Custodian fees.........................................................      252,795
  Printing and postage expenses..........................................      130,720
  Fund accounting fees (Note 2)..........................................       77,934
  Registration and filing fees...........................................       61,482
  Audit fees.............................................................       52,338
  Trustees' fees and expenses (Note 2)...................................       12,934
  Legal fees.............................................................       11,712
  Other expenses (Note 1)................................................      357,836
                                                                           -----------
    Total expenses before reductions.....................................    6,379,820
                                                                           -----------
      Expense reductions (Notes 1 & 5)...................................     (336,949)
                                                                           -----------
    Total net expenses...................................................    6,042,871
                                                                           -----------
Net investment loss......................................................     (860,684)
                                                                           -----------
Net realized and unrealized gain (loss) on investments and
  foreign currencies: (Note 1)
  Net realized gain on investments..........................   29,599,764
  Net realized gain on foreign currency transactions........    8,331,816
                                                              -----------
    Net realized gain during the year....................................   37,931,580
  Net change in unrealized appreciation on translation of
   assets and liabilities in foreign currencies.............      205,239
  Net change in unrealized appreciation of investments......   (7,070,173)
                                                              -----------
    Net unrealized depreciation during the year..........................   (6,864,934)
                                                                           -----------
Net realized and unrealized gain on investments and foreign currencies...   31,066,646
                                                                           -----------
Net increase in net assets resulting from operations.....................  $30,205,962
                                                                           -----------
                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                                      F28

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                              December 31, 1996   December 31, 1995
                                                              -----------------   -----------------
Decrease in net assets
Operations:
  Net investment income (loss)..............................   $       (860,684)   $        555,361
  Net realized gain on investments and foreign currency
   transactions.............................................         37,931,580             982,081
  Net change in unrealized appreciation on translation of
   assets and liabilities in foreign currencies.............            205,239             247,497
  Net change in unrealized appreciation (depreciation) of
   investments..............................................         (7,070,173)          7,882,538
                                                              -----------------   -----------------
    Net increase in net assets resulting from operations....         30,205,962           9,667,477
                                                              -----------------   -----------------
Class A:
Distributions to shareholders:
  From net realized gain on investments.....................        (20,343,820)         (7,612,428)
  In excess of net realized gain on investments.............                 --          (6,510,219)
Class B:
Distributions to shareholders:
  From net realized gain on investments.....................         (6,672,791)         (1,774,209)
  In excess of net realized gain on investments.............                 --          (1,517,320)
Advisor Class:
Distributions to shareholders:
  From net realized gain on investments.....................            (46,941)             (9,818)
  In excess of net realized gain on investments.............                 --              (8,396)
                                                              -----------------   -----------------
    Total distributions.....................................        (27,063,552)        (17,432,390)
                                                              -----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........      1,289,311,201       1,294,676,738
  Decrease from capital shares repurchased..................     (1,410,140,865)     (1,410,555,957)
                                                              -----------------   -----------------
    Net decrease from capital share transactions............       (120,829,664)       (115,879,219)
                                                              -----------------   -----------------
Total decrease in net assets................................       (117,687,254)       (123,644,132)
Net assets:
  Beginning of year.........................................        378,851,239         502,495,371
                                                              -----------------   -----------------
  End of year *.............................................   $    261,163,985    $    378,851,239
                                                              -----------------   -----------------
                                                              -----------------   -----------------
  --------------
   *Includes undistributed net investment income of.........   $              0    $              0
                                                              -----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                           1996 (a)      1995        1994      1993 (a)      1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.08   $    9.17   $   11.02   $    8.21   $    8.74
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.01)       0.03       (0.04)       0.03        0.11
  Net realized and unrealized gain
   (loss) on investments................       0.84        0.32       (0.82)       2.78       (0.62)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.83        0.35       (0.86)       2.81       (0.51)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.04)         --       (0.02)
  From net realized gain on
   investments..........................      (0.99)      (0.24)      (0.95)         --          --
  In excess of net realized gain on
   investments..........................         --       (0.20)         --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.99)      (0.44)      (0.99)         --       (0.02)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.92   $    9.08   $    9.17   $   11.02   $    8.21
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............       9.28%       3.88%      (7.78)%     34.23%      (5.83)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 196,601   $ 308,816   $ 430,701   $ 523,397   $ 421,693
Ratio of net investment income (loss) to
 average net assets.....................      (0.14)%      0.24%      (0.04)%       0.3%        1.2%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.80%       1.70%       1.70%       1.80%       1.90%
  Without expense reductions............       1.91%       1.78%       1.75%         --%*        --%*
Portfolio turnover rate++++.............         74%         75%         96%         90%         89%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0267         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Calculated based upon average shares outstanding during the period.
 (b) Not annualized
 (c) Annualized
 (d) Total investment return does not include sales charges.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F30

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                            Advisor Class+++
                                          -------------------------------------------------  ----------------------------
                                                                              April 1, 1993      Year       June 1, 1995
                                               Year ended December 31,             to            ended           to
                                          ----------------------------------  December 31,   December 31,   December 31,
                                           1996 (a)      1995        1994       1993 (a)       1996 (a)         1995
                                          ----------  ----------  ----------  -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.91   $    9.07   $   10.98     $    8.74      $    9.11      $    8.49
                                          ----------  ----------  ----------  -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.07)      (0.04)      (0.10)        (0.01)          0.02           0.03
  Net realized and unrealized gain
   (loss) on investments................       0.83        0.32       (0.82)         2.25           0.87           1.03
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............       0.76        0.28       (0.92)         2.24           0.89           1.06
                                          ----------  ----------  ----------  -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.04)           --             --             --
  From net realized gain on
   investments..........................      (0.99)      (0.24)      (0.95)           --          (0.99)         (0.24)
  In excess of net realized gain on
   investments..........................         --       (0.20)         --            --             --          (0.20)
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Total distributions.................      (0.99)      (0.44)      (0.99)           --          (0.99)         (0.44)
                                          ----------  ----------  ----------  -------------  -------------  -------------
Net asset value, end of period..........  $    8.68   $    8.91   $    9.07     $   10.98      $    9.01      $    9.11
                                          ----------  ----------  ----------  -------------  -------------  -------------
                                          ----------  ----------  ----------  -------------  -------------  -------------

Total investment return (d).............       8.67%       3.15%      (8.36)%       25.63%(b)        9.79%        12.56%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  64,102   $  69,654   $  71,794     $  30,745      $     461      $     381
Ratio of net investment income (loss) to
 average net assets.....................      (0.79)%     (0.41)%     (0.69)%        (0.4)%(c)        0.21%        0.59%(c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.45%       2.35%       2.35%          2.4%(c)        1.45%         1.35%(c)
  Without expense reductions............       2.56%       2.43%       2.40%           --%*         1.56%          1.43%(c)
Portfolio turnover rate++++.............         74%         75%         96%           90%            74%            75%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0267         N/A         N/A           N/A      $  0.0267            N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Calculated based upon average shares outstanding during the period.
 (b) Not annualized
 (c) Annualized
 (d) Total investment return does not include sales charges.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F31

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global International Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates from management.

(A) Portfolio Valuation
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.


Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.


Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F32

                      GT GLOBAL INTERNATIONAL GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of approximately $19,408,528 were on loan to brokers. The loans were secured by cash collateral of $20,879,528, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1996, the Fund received securities lending fees of $157,185 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

                                      F33

                      GT GLOBAL INTERNATIONAL GROWTH FUND

(J) Distribution to Shareholders
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. For the year ended December 31, 1996, the Fund periodically borrowed various amounts at a money market rate, with a balance of $129,000 outstanding on December 31, 1996.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $9,625,800 with a weighted average interest rate of 6.27%. Interest incurred on this loan for the year ended December 31, 1996 was $8,383, included in "Other Expenses" on the Statement of Operations.

2. Related Parties
Chancellor LGT Asset Management is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc., an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $28,270 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $20,052 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1996, GT Global collected CDSC's in the amount of $345,483. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT

                                      F34

                      GT GLOBAL INTERNATIONAL GROWTH FUND

Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $224,329,938 and $343,544,014, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                                      F35

                      GT GLOBAL INTERNATIONAL GROWTH FUND

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions


                                                         Year ended                       Year ended
                                                      December 31, 1996                December 31, 1995
                                               -------------------------------  -------------------------------
Class A                                           Shares           Amount          Shares           Amount
---------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold..................................    122,327,179  $  1,141,723,541    140,096,147  $  1,244,115,581
Shares issued in connection with reinvestment
  of distributions...........................      1,912,490        16,848,644      1,274,450        11,483,253
                                               -------------  ----------------  -------------  ----------------
                                                 124,239,669     1,158,572,185    141,370,597     1,255,598,834
Shares repurchased...........................   (136,198,803)   (1,274,970,792)  (154,325,977)   (1,370,898,171)
                                               -------------  ----------------  -------------  ----------------
Net decrease.................................    (11,959,134) $   (116,398,607)   (12,955,380) $   (115,299,337)
                                               -------------  ----------------  -------------  ----------------
                                               -------------  ----------------  -------------  ----------------

                                                         Year ended                       Year ended
                                                      December 31, 1996                December 31, 1995
                                               -------------------------------  -------------------------------
Class B                                           Shares           Amount          Shares           Amount
---------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold..................................     11,345,619  $    103,852,840      4,065,880  $     35,727,913
Shares issued in connection with reinvestment
  of distributions...........................        678,796         5,819,941        329,999         2,917,198
                                               -------------  ----------------  -------------  ----------------
                                                  12,024,415       109,672,781      4,395,879        38,645,111
Shares repurchased...........................    (12,451,843)     (114,133,394)    (4,499,678)      (39,592,887)
                                               -------------  ----------------  -------------  ----------------
Net decrease.................................       (427,428) $     (4,460,613)      (103,799) $       (947,776)
                                               -------------  ----------------  -------------  ----------------
                                               -------------  ----------------  -------------  ----------------
                                                                                         June 1, 1995
                                                                                   (commencement of sale of
                                                         Year ended                         shares)
                                                      December 31, 1996              to December 31, 1995
                                               -------------------------------  -------------------------------
Advisor Class                                     Shares           Amount          Shares           Amount
---------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold..................................      2,233,829  $     21,033,137         47,423  $        417,842
Shares issued in connection with reinvestment
  of distributions...........................          3,723            33,098          1,656            14,951
                                               -------------  ----------------  -------------  ----------------
                                                   2,237,552        21,066,235         49,079           432,793
Shares repurchased...........................     (2,228,201)      (21,036,679)        (7,264)          (64,899)
                                               -------------  ----------------  -------------  ----------------
Net increase.................................          9,351  $         29,556         41,815  $        367,894
                                               -------------  ----------------  -------------  ----------------
                                               -------------  ----------------  -------------  ----------------

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $179,764 under these arrangements.

------------
Federal Tax Information (Unaudited):

For its fiscal year ended December 31, 1996, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.23 per share (representing an approximate total of $6,254,495). The total amount of taxes paid by the Fund to such countries was approximately $.05 per share (representing an approximate total of $1,336,665).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $22,365,202 as a capital gain dividend for the fiscal year ended December 31, 1996.

                                      F36

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global New Pacific Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GT Global New Pacific Growth Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F37

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                          Value          % of Net
Equity Investments                                         Country       Shares          (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
Finance (42.9%)
  New World Development Co., Ltd. .......................   HK            3,666,000   $   24,767,067         4.8
    REAL ESTATE
  HSBC Holdings PLC .....................................   HK            1,027,600       21,989,630         4.3
    BANKS-MONEY CENTER
  Rashid Hussain Bhd. ...................................   MAL           3,000,000       19,841,584         3.9
    SECURITIES BROKER
  Sun Hung Kai Properties Ltd. ..........................   HK            1,530,000       18,744,182         3.6
    REAL ESTATE
  Cheung Kong (Holdings) Ltd. ...........................   HK            1,883,000       16,738,589         3.3
    REAL ESTATE
  Guangzhou Investment Co., Ltd. ........................   HK           32,100,000       15,356,866         3.0
    REAL ESTATE
  Wharf (Holdings) Ltd. .................................   HK            2,500,000       12,477,373         2.4
    REAL ESTATE
  Hysan Development Co., Ltd. ...........................   HK            2,769,000       11,027,308         2.1
    REAL ESTATE
  Malaysian Resources Corp., Bhd. .......................   MAL           2,524,000        9,946,059         1.9
    REAL ESTATE
  Lai Sun Development Co., Ltd. .........................   HK            5,000,000        7,564,003         1.5
    REAL ESTATE
  Metropolitan Bank & Trust Co. .........................   PHIL            300,000        7,425,743         1.4
    BANKS-REGIONAL
  Metroplex Bhd. ........................................   MAL           5,500,000        6,752,475         1.3
    REAL ESTATE
  Ayala Land, Inc. "B" ..................................   PHIL          5,700,000        6,511,805         1.3
    REAL ESTATE
  Bank of East Asia Ltd. ................................   HK            1,222,600        5,437,993         1.1
    BANKS-MONEY CENTER
  Samanda Holdings Bhd. .................................   MAL           1,051,000        4,953,228         1.0
    INVESTMENT MANAGEMENT
  Public Bank Bhd. - Foreign ............................   MAL           2,199,333        4,659,973         0.9
    BANKS-MONEY CENTER
  HKR International Ltd. ................................   HK            2,258,960        3,811,666         0.7
    REAL ESTATE
  DCB Holdings Bhd. .....................................   MAL             990,000        3,391,485         0.7
    BANKS-REGIONAL
  Philippine Commercial International Bank-/- ...........   PHIL            252,290        3,314,549         0.6
    BANKS-MONEY CENTER
  Wheelock & Co., Ltd. ..................................   HK            1,000,000        2,851,047         0.6
    REAL ESTATE
  Megaworld Properties & Holdings, Inc.-/- ..............   PHIL          5,888,500        2,354,503         0.5
    REAL ESTATE
  Bank of the Philippine Islands ........................   PHIL            362,430        2,194,454         0.4
    BANKS-MONEY CENTER
  Hong Kong Land Holdings Ltd.{\/} ......................   HK              603,353        1,677,321         0.3
    REAL ESTATE INVESTMENT TRUST
  PT Bank Internasional Indonesia - Foreign .............   INDO          1,464,666        1,442,333         0.3
    BANKS-MONEY CENTER
  State Bank of India Ltd. - GDR-/- {\/} ................   IND              75,100        1,304,487         0.3
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                      F38

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                          Value          % of Net
Equity Investments                                         Country       Shares          (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
Finance (Continued)
  Amoy Properties Ltd. ..................................   HK              613,500   $      884,474         0.2
    REAL ESTATE
  China Resources Enterprise Ltd.-/- ....................   HK              354,000          796,431         0.2
    REAL ESTATE INVESTMENT TRUST
  Overseas-Chinese Banking Corp., Ltd. - Foreign ........   SING             55,000          684,158         0.1
    BANKS-REGIONAL
  Malayan Banking Bhd. ..................................   MAL              47,500          526,733         0.1
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign ...................   SING             28,000          312,268         0.1
    BANKS-MONEY CENTER
  Siam Commercial Bank PLC - Foreign ....................   THAI             22,600          163,941          --
    BANKS-MONEY CENTER
  MBF Capital Bhd. ......................................   MAL               6,000            9,743          --
    OTHER FINANCIAL
  Hong Leong Bank Bhd. ..................................   MAL               1,000            3,485          --
    BANKS-MONEY CENTER
                                                                                      --------------
                                                                                         219,916,956
                                                                                      --------------
Capital Goods (17.3%)
  PWE Industries Bhd. ...................................   MAL           1,358,000       26,353,267         5.1
    ELECTRICAL PLANT/EQUIPMENT
  Ekran Bhd. ............................................   MAL           5,196,000       21,812,911         4.2
    MACHINERY & ENGINEERING
  United Engineers Ltd. .................................   MAL           1,625,000       14,673,267         2.9
    CONSTRUCTION
  New World Infrastructure Ltd.-/- ......................   HK            4,165,563       12,172,449         2.4
    INDUSTRIAL COMPONENTS
  Mancon Bhd. ...........................................   MAL           2,000,000        6,099,010         1.2
    CONSTRUCTION
  C & P Homes, Inc. .....................................   PHIL          8,308,900        4,271,521         0.8
    CONSTRUCTION
  Harbin Power Equipment Co., Ltd.-/- ...................   HK           17,082,000        2,782,948         0.5
    ELECTRICAL PLANT/EQUIPMENT
  United Engineers Ltd., Convertible Unsecured Loan
   Stock, 4% expires 5/22/99 ............................   MAL             522,500          424,208         0.1
    CONSTRUCTION
  Bandar Raya Developments Bhd. .........................   MAL             191,000          366,115         0.1
    CONSTRUCTION
                                                                                      --------------
                                                                                          88,955,696
                                                                                      --------------
Multi-Industry/Miscellaneous (10.0%)
  Citic Pacific Ltd. ....................................   HK            3,534,000       20,516,757         4.0
    CONGLOMERATE
  Hutchison Whampoa .....................................   HK            1,864,000       14,641,583         2.8
    MULTI-INDUSTRY
  Gadek (Malaysia) Bhd. .................................   MAL           1,432,000       10,888,871         2.1
    CONGLOMERATE
  Pacific Dunlop Ltd. ...................................   AUSL          1,030,000        2,618,575         0.5
    MULTI-INDUSTRY

    The accompanying notes are an integral part of the financial statements.

                                      F39

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                          Value          % of Net
Equity Investments                                         Country       Shares          (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
Multi-Industry/Miscellaneous (Continued)
  E.R.G. Ltd. ...........................................   AUSL          1,754,638   $    2,230,413         0.4
    MULTI-INDUSTRY
  Wembley Industries Holdings Bhd.-/- ...................   MAL             355,000          593,307         0.1
    MULTI-INDUSTRY
  Jardine Strategic Holdings Ltd.{\/} ...................   HK               83,000          300,460         0.1
    CONGLOMERATE
  JG Summit Holdings Inc. "B" ...........................   PHIL            748,000          210,784          --
    CONGLOMERATE
  Korea Fund, Inc.{\/} ..................................   KOR                 938           14,070          --
    COUNTRY FUNDS
                                                                                      --------------
                                                                                          52,014,820
                                                                                      --------------
Consumer Durables (6.6%)
  Edaran Otomobil Nasional Bhd. .........................   MAL           1,273,000       12,730,000         2.5
    AUTOMOBILES
  Perusahaan Otomobil Nasional Bhd. .....................   MAL           1,982,000       12,559,208         2.4
    AUTOMOBILES
  Uniwide Holdings, Inc.-/- .............................   PHIL         42,000,000        8,316,832         1.6
    APPLIANCES & HOUSEHOLD
  Samsung Electronics Co.: ..............................   KOR                  --               --         0.1
    CONSUMER ELECTRONICS
    New-/- ..............................................   --               10,204          525,642          --
    Common ..............................................   --                1,430           86,110          --
                                                                                      --------------
                                                                                          34,217,792
                                                                                      --------------
Materials/Basic Industry (5.8%)
  Western Mining Corporation Holdings Ltd. ..............   AUSL          1,700,000       10,710,257         2.1
    METALS - NON-FERROUS
  Broken Hill Proprietary Co., Ltd. .....................   AUSL            658,893        9,380,601         1.8
    MISC. MATERIALS & COMMODITIES
  Cosco Pacific Ltd. ....................................   HK            6,048,000        7,038,014         1.4
    PAPER/PACKAGING
  APC Group, Inc. .......................................   PHIL      1,000,000,000        1,142,422         0.2
    MISC. MATERIALS & COMMODITIES
  Oriental Press Group ..................................   HK            1,280,000          575,123         0.1
    PAPER/PACKAGING
  PT Semen Cibinong - Foreign ...........................   INDO            200,000          563,321         0.1
    CEMENT
  Pohang Iron & Steel Co., Ltd.-/- ......................   KOR               8,500          493,454         0.1
    METALS - STEEL
                                                                                      --------------
                                                                                          29,903,192
                                                                                      --------------
Services (5.7%)
  China Hong Kong Photo Products Holdings Ltd. ..........   HK           20,466,000        6,880,217         1.3
    WHOLESALE & INTERNATIONAL TRADE
  PT Telekomunikasi Indonesia - Foreign .................   INDO          3,415,000        5,894,166         1.1
    TELECOM - OTHER
  News Corp., Ltd. ......................................   AUSL            948,933        5,005,891         1.0
    BROADCASTING & PUBLISHING

    The accompanying notes are an integral part of the financial statements.

                                      F40

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                          Value          % of Net
Equity Investments                                         Country       Shares          (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
Services (Continued)
  Hong Kong & Shanghai Hotels ...........................   HK            2,166,666   $    4,090,163         0.8
    LEISURE & TOURISM
  Resorts World Bhd. ....................................   MAL             750,000        3,415,842         0.7
    LEISURE & TOURISM
  Telecom Corporation of New Zealand Ltd. ...............   NZ              484,000        2,469,248         0.5
    TELEPHONE NETWORKS
  Matichon Newspaper Group - Foreign ....................   THAI            154,800          495,051         0.1
    BROADCASTING & PUBLISHING
  Television Broadcasts Ltd. ............................   HK              106,000          423,507         0.1
    BROADCASTING & PUBLISHING
  I.C.C. International Public Co., Ltd. - Foreign .......   THAI             60,059          299,815         0.1
    WHOLESALE & INTERNATIONAL TRADE
                                                                                      --------------
                                                                                          28,973,900
                                                                                      --------------
Energy (5.1%)
  Belle Corp.-/- ........................................   PHIL         54,100,000       15,039,223         2.9
    OIL
  Oil Search Ltd. .......................................   AUSL          3,987,000        7,760,507         1.5
    OIL
  Electricity Generating Public Co., Ltd. - Foreign .....   THAI          1,219,350        3,328,829         0.6
    ELECTRICAL & GAS UTILITIES
  Yukong Ltd.: ..........................................   KOR                  --               --         0.1
    OIL
    Common ..............................................   --               17,929          340,491          --
    New-/- ..............................................   --                2,667           49,130          --
                                                                                      --------------
                                                                                          26,518,180
                                                                                      --------------
Consumer Non-Durables (1.1%)
  R.J. Reynolds Bhd. ....................................   MAL           1,360,000        3,689,505         0.7
    TOBACCO
  PT Indofood Sukses Makmur .............................   INDO          1,000,000        1,990,682         0.4
    FOOD
                                                                                      --------------
                                                                                           5,680,187
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $392,821,001) ............                                486,180,723        94.5
                                                                                      --------------       -----

                                                                         No. of           Value          % of Net
Warrants                                                   Country      Warrants         (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
  Hicom Holdings Bhd. Warrants, expire 12/18/00-/- ......   MAL             750,000          962,376         0.2
    MISC. MATERIALS & COMMODITIES
  Hysan Development Co., Ltd. Warrants, expire
   4/30/98-/- ...........................................   HK              200,950          181,879          --
    REAL ESTATE
  Hong Kong & Shanghai Hotels Warrants, expire
   12/31/98-/- ..........................................   HK              166,666           62,494          --
    LEISURE & TOURISM

    The accompanying notes are an integral part of the financial statements.

                                      F41

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                         No. of           Value          % of Net
Warrants                                                   Country      Warrants         (Note 1)         Assets
---------------------------------------------------------  --------   -------------   --------------   -------------
  Hang Lung Development Co. Warrants, expire
   10/31/97-/- ..........................................   HK               36,500   $       10,855          --
    REAL ESTATE
  Oriental Press Group Warrants due 12/31/98-/- .........   HK              128,000            9,103          --
    PAPER/PACKAGING
                                                                                      --------------       -----

TOTAL WARRANTS (cost $357,315) ..........................                                  1,226,707         0.2
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $393,178,316)  * ................                                487,407,430        94.7
Other Assets and Liabilities ............................                                 27,216,429         5.3
                                                                                      --------------       -----

NET ASSETS ..............................................                             $  514,623,859       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $393,178,316 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 106,594,790
                 Unrealized depreciation:           (12,365,676)
                                                  -------------
                 Net unrealized appreciation:     $  94,229,114
                                                  -------------
                                                  -------------

    Abbreviation:
    GDR--Global Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               Percentage of Net Assets {d}
                                        -------------------------------------------
                                                 Fixed Income,
                                                   Rights &      Short-term
Country (Country Code/Currency Code)    Equity     Warrants       & Other     Total
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    7.3                                   7.3
Hong Kong (HK/HKD) ...................   41.6                                  41.6
India (IND/INR) ......................    0.3                                   0.3
Indonesia (INDO/IDR) .................    1.9                                   1.9
Korea (KOR/KRW) ......................    0.3                                   0.3
Malaysia (MAL/MYR) ...................   31.9         0.2                      32.1
New Zealand (NZ/NZD) .................    0.5                                   0.5
Philippines (PHIL/PHP) ...............    9.7                                   9.7
Singapore (SING/SGD) .................    0.2                                   0.2
Thailand (THAI/THB) ..................    0.8                                   0.8
United States & Other (US/USD) .......                               5.3        5.3
                                        ------      -----          -----      -----
Total  ...............................   94.5         0.2            5.3      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $514,623,859.

    The accompanying notes are an integral part of the financial statements.

                                      F42

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $393,178,316) (Note 1)..........................  $487,407,430
  U.S. currency.................................................................  $6,814,128
  Foreign currencies (cost $5,414)..............................................       5,935     6,820,063
                                                                                  ----------
  Receivable for securities sold............................................................    45,339,261
  Receivable for Fund shares sold...........................................................     3,868,309
  Dividends receivable......................................................................     1,029,758
  Cash held as collateral for securities loaned (Note 1)....................................    63,740,591
                                                                                              ------------
    Total assets............................................................................   608,205,412
                                                                                              ------------
Liabilities:
  Payable for Fund shares repurchased.......................................................    28,846,604
  Payable for investment management and administration fees (Note 2)........................       426,970
  Payable for service and distribution expenses (Note 2)....................................       234,903
  Payable for transfer agent fees (Note 2)..................................................       143,695
  Payable for printing and postage expenses.................................................        84,954
  Payable for registration and filing fees..................................................        32,587
  Payable for professional fees.............................................................        29,043
  Payable for custodian fees (Note 1).......................................................        21,083
  Payable for fund accounting fees (Note 2).................................................        10,055
  Payable for Trustees' fees and expenses (Note 2)..........................................         6,926
  Other accrued expenses....................................................................         4,142
  Collateral for securities loaned (Note 1).................................................    63,740,591
                                                                                              ------------
    Total liabilities.......................................................................    93,581,553
                                                                                              ------------
Net assets..................................................................................  $514,623,859
                                                                                              ------------
                                                                                              ------------
Class A:
Net asset value and redemption price per share ($361,243,935 DIVIDED BY 27,535,860 shares
 outstanding)...............................................................................  $      13.12
                                                                                              ------------
                                                                                              ------------
Maximum offering price per share (100/95.25 of $13.12) *....................................  $      13.77
                                                                                              ------------
                                                                                              ------------
Class B:+
Net asset value and offering price per share ($151,805,064 DIVIDED BY 11,855,984 shares
 outstanding)...............................................................................  $      12.80
                                                                                              ------------
                                                                                              ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,574,860
 DIVIDED BY 119,633 shares outstanding).....................................................  $      13.16
                                                                                              ------------
                                                                                              ------------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $391,221,530
  Accumulated net realized gain on investments and foreign currency transactions............    29,169,621
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................         3,594
  Net unrealized appreciation of investments................................................    94,229,114
                                                                                              ------------
Total -- representing net assets applicable to capital shares outstanding...................  $514,623,859
                                                                                              ------------
                                                                                              ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F43

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income:
  Dividend income (net of foreign withholding tax of $513,592) (Note 1)......................  $  9,813,777
  Interest income............................................................................     1,152,414
                                                                                               ------------
    Total investment income..................................................................    10,966,191
                                                                                               ------------
Expenses:
  Investment management and administration fees (Note 2).....................................     5,260,774
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $ 1,366,421
    Class B.....................................................................    1,482,869     2,849,290
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................     1,688,200
  Custodian fees (Note 1)....................................................................       811,002
  Registration and filing fees...............................................................       305,540
  Printing and postage expenses..............................................................       179,780
  Fund accounting fees (Note 2)..............................................................       135,182
  Audit fees.................................................................................        60,024
  Legal fees.................................................................................        11,712
  Trustees' fees and expenses (Note 2).......................................................         9,882
  Other expenses (Note 1)....................................................................       418,812
                                                                                               ------------
    Total expenses before reductions.........................................................    11,730,198
                                                                                               ------------
      Expense reductions (Note 1 & 5)........................................................      (737,169)
                                                                                               ------------
    Total net expenses.......................................................................    10,993,029
                                                                                               ------------
Net investment loss..........................................................................       (26,838)
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................   94,626,790
  Net realized loss on foreign currency transactions............................     (342,342)
                                                                                  -----------
    Net realized gain during the year........................................................    94,284,448
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................         (106)
  Net change in unrealized appreciation of investments..........................   36,883,188
                                                                                  -----------
    Net unrealized appreciation during the year..............................................    36,883,082
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies.......................   131,167,530
                                                                                               ------------
Net increase in net assets resulting from operations.........................................  $131,140,692
                                                                                               ------------
                                                                                               ------------

    The accompanying notes are an integral part of the financial statements.

                                      F44

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           Year ended          Year ended
                                                                        December 31, 1996   December 31, 1995
                                                                        -----------------   -----------------
Decrease in net assets
Operations:
  Net investment income (loss)........................................   $        (26,838)   $      4,037,605
  Net realized gain on investments and foreign currency
   transactions.......................................................         94,284,448          17,716,911
  Net change in unrealized appreciation (depreciation) on translation
   of assets and liabilities in foreign currencies....................               (106)              6,315
  Net change in unrealized appreciation of investments................         36,883,188          36,706,715
                                                                        -----------------   -----------------
    Net increase in net assets resulting from operations..............        131,140,692          58,467,546
                                                                        -----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..........................................                 --          (2,982,780)
  From net realized gain on investments...............................        (44,900,913)        (13,196,301)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..........................................                 --            (228,209)
  From net realized gain on investments...............................        (18,754,735)         (4,263,749)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..........................................                 --             (11,427)
  From net realized gain on investments...............................           (250,756)            (35,360)
                                                                        -----------------   -----------------
    Total distributions...............................................        (63,906,404)        (20,717,826)
                                                                        -----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested....................      5,158,291,909       3,442,682,160
  Decrease from capital shares repurchased............................     (5,226,446,724)     (3,489,738,455)
                                                                        -----------------   -----------------
    Net decrease from capital share transactions......................        (68,154,815)        (47,056,295)
                                                                        -----------------   -----------------
Total decrease in net assets..........................................           (920,527)         (9,306,575)
Net assets:
  Beginning of year...................................................        515,544,386         524,850,961
                                                                        -----------------   -----------------
  End of year*........................................................   $    514,623,859    $    515,544,386
                                                                        -----------------   -----------------
                                                                        -----------------   -----------------
  --------------
   *Includes undistributed net investment income of...................   $              0    $              0
                                                                        -----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                                      F45

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                           1996 (d)    1995 (d)      1994        1993        1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.47   $   12.10   $   15.86   $   10.31   $   11.30
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.02        0.11        0.02       (0.03)       0.07
  Net realized and unrealized gain
   (loss) on investments................       2.44        0.79       (3.15)       6.23       (0.97)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.46        0.90       (3.13)       6.20       (0.90)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.10)      (0.01)         --       (0.06)
  From net realized gain on
   investments..........................      (1.81)      (0.43)      (0.55)      (0.65)      (0.03)
  In excess of net investment income....         --          --          --          --          --
  In excess of net realized gain on
   investments..........................         --          --       (0.07)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.81)      (0.53)      (0.63)      (0.65)      (0.09)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   13.12   $   12.47   $   12.10   $   15.86   $   10.31
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      20.04%       7.45%     (19.73)%     60.61%      (7.96)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 361,244   $ 383,722   $ 404,680   $ 498,898   $ 281,418
Ratio of net investment income (loss) to
 average net assets.....................       0.17%       0.91%       0.11%       (0.3)%       0.6%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.86%       1.89%       1.81%        1.9%        2.0%
  Without expense reductions............       1.99%       1.94%         --*         --*         --*
Portfolio turnover rate++++.............         93%         63%         87%        117%         72%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0032         N/A         N/A         N/A         N/A

----------------

  + All capitals shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F46

                       GT GLOBAL NEW PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                            Advisor Class+++
                                          -------------------------------------------------  ----------------------------
                                                                              April 1, 1993      Year       June 1, 1995
                                               Year ended December 31,             to            ended           to
                                          ----------------------------------  December 31,   December 31,   December 31,
                                           1996 (d)    1995 (d)      1994         1993         1996 (d)       1995 (d)
                                          ----------  ----------  ----------  -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.29   $   11.96   $   15.79     $   11.27      $   12.45      $   12.89
                                          ----------  ----------  ----------  -------------  -------------  -------------
                                          ----------  ----------  ----------  -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.06)       0.03       (0.06)        (0.10)          0.07           0.09
  Net realized and unrealized gain
   (loss) on investments................       2.38        0.75       (3.15)         5.27           2.45           0.05
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............       2.32        0.78       (3.21)         5.17           2.52           0.14
                                          ----------  ----------  ----------  -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.02)         --            --             --          (0.15)
  From net realized gain on
   investments..........................      (1.81)      (0.43)      (0.55)        (0.65)         (1.81)         (0.43)
  In excess of net investment income....         --           -       (0.07)           --             --             --
  In excess of net realized gain on
   investments..........................         --          --          --            --             --             --
                                          ----------  ----------  ----------  -------------  -------------  -------------
    Total distributions.................      (1.81)      (0.45)      (0.62)        (0.65)         (1.81)         (0.58)
                                          ----------  ----------  ----------  -------------  -------------  -------------
Net asset value, end of period..........  $   12.80   $   12.29   $   11.96     $   15.79      $   13.16      $   12.45
                                          ----------  ----------  ----------  -------------  -------------  -------------
                                          ----------  ----------  ----------  -------------  -------------  -------------

Total investment return (c).............      19.28%       6.54%     (20.30)%       46.30%(a)       20.56%         1.07%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 151,805   $ 130,887   $ 120,171     $  72,122      $   1,575      $     935
Ratio of net investment income (loss) to
 average net assets.....................      (0.48)%      0.26%      (0.54)%        (0.9)%(b)        0.52%        1.26%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.51%       2.54%       2.46%          2.5%(b)        1.51%         1.54%(b)
  Without expense reductions............       2.64%       2.59%         --*           --*          1.64%          1.59%(b)
Portfolio turnover rate++++.............         93%         63%         87%          117%            93%            63%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0032         N/A         N/A           N/A      $  0.0032            N/A

----------------

  + All capitals shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F47

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global New Pacific Growth Fund ("Fund") is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles and the financial statements may include certain estimates made by management.

(A) Portfolio Valuation
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F48

                       GT GLOBAL NEW PACIFIC GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option in extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S.government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of approximately $60,565,635 were on loan to brokers. The loans were secured by cash collateral of $63,740,591, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1996, the Fund received securities lending fees of $319,975 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

                                      F49

                       GT GLOBAL NEW PACIFIC GROWTH FUND

(J) Distributions to Shareholders
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. For the year ended December 31, 1996, the Fund periodically borrowed amounts at a money market rate, all of which has been repaid by December 31, 1996.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $16,333,333 with a weighted average interest rate of 6.27%. Interest incurred on this loan for the year ended December 31, 1996 was $25,611, included in "Other Expenses" on the Statement of Operations.

2. Related Parties
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $133,060 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $19,470 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1996, GT Global collected CDSCs in the amount of $636,270. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT

                                      F50

                       GT GLOBAL NEW PACIFIC GROWTH FUND

Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% of the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $479,521,098 and $557,132,554, respectively. There were no purchases or sales of U.S. government obligations during the period.

                                      F51

                       GT GLOBAL NEW PACIFIC GROWTH FUND

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions


                                                        Year ended                      Year ended
                                                     December 31, 1996              December 31, 1995
                                               -----------------------------  ------------------------------
                                                  Shares          Amount         Shares          Amount
                                               -------------  --------------  -------------  ---------------
Class A
---------------------------------------------
Shares sold..................................    285,658,529  $3,783,795,259    213,508,812  $ 2,634,346,068
Shares issued in connection with reinvestment
  of distributions...........................      2,934,435      37,677,963      1,069,849       13,241,922
                                               -------------  --------------  -------------  ---------------
                                                 288,592,964   3,821,473,222    214,578,661    2,647,587,990
Shares repurchased...........................   (291,833,470) (3,895,314,036)  (217,241,112)  (2,697,556,175)
                                               -------------  --------------  -------------  ---------------
Net decrease.................................     (3,240,506) $  (73,840,814)    (2,662,451) $   (49,968,185)
                                               -------------  --------------  -------------  ---------------
                                               -------------  --------------  -------------  ---------------

                                                        Year ended                      Year ended
                                                     December 31, 1996              December 31, 1995
                                               -----------------------------  ------------------------------
                                                  Shares          Amount         Shares          Amount
                                               -------------  --------------  -------------  ---------------
Class B
---------------------------------------------
Shares sold..................................     96,986,480  $1,263,551,513     64,930,186  $   788,928,928
Shares issued in connection with reinvestment
  of distributions...........................      1,241,219      15,565,185        307,922        3,759,320
                                               -------------  --------------  -------------  ---------------
                                                  98,227,699   1,279,116,698     65,238,108      792,688,248
Shares repurchased...........................    (97,020,480) (1,273,495,413)   (64,636,995)    (790,755,338)
                                               -------------  --------------  -------------  ---------------
Net increase.................................      1,207,219  $    5,621,285        601,113  $     1,932,910
                                               -------------  --------------  -------------  ---------------
                                               -------------  --------------  -------------  ---------------

                                                                                       June 1, 1995
                                                        Year ended               (commencement of sale of
                                                     December 31, 1996         shares) to December 31, 1995
                                               -----------------------------  ------------------------------
                                                  Shares          Amount         Shares          Amount
                                               -------------  --------------  -------------  ---------------
Advisor Class
---------------------------------------------
Shares sold..................................      4,311,411  $   57,463,326        184,375  $     2,360,516
Shares issued in connection with reinvestment
  of distributions...........................         18,530         238,663          3,674           45,406
                                               -------------  --------------  -------------  ---------------
                                                   4,329,941      57,701,989        188,049        2,405,922
Shares repurchased...........................     (4,285,455)    (57,637,275)      (112,902)      (1,426,942)
                                               -------------  --------------  -------------  ---------------
Net increase.................................         44,486  $       64,714         75,147  $       978,980
                                               -------------  --------------  -------------  ---------------
                                               -------------  --------------  -------------  ---------------

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $417,194 under these arrangements.

--------------
Federal Tax Information (Unaudited):

For its fiscal year ended December 31, 1996, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.39 per share (representing an approximate total of $13,728,818). The total amount of taxes paid by the Fund to such countries was approximately $.11 per share (representing an approximate total of $3,935,474).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $58,445,881 as a capital gain dividend for the fiscal year ended December 31, 1996.

                                      F52

                          GT GLOBAL EUROPE GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Europe Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Europe Growth Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F53

                          GT GLOBAL EUROPE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (36.1%)
  Reed International PLC ....................................   UK          1,661,000   $ 31,428,168         5.8
    BUSINESS & PUBLIC SERVICES
  Koninklijke Ahold N.V. ....................................   NETH          463,790     29,020,463         5.3
    RETAILERS-FOOD
  Adecco S.A.: ..............................................   SWTZ               --             --         3.8
    CONSUMER SERVICES
    Common-/- ...............................................   --             69,306     17,567,332          --
    Bearer-/- ...............................................   --             12,320      3,093,812          --
  Comptoirs Modernes ........................................   FR             28,620     15,470,270         2.8
    RETAILERS-FOOD
  Reuters Holdings PLC ......................................   UK          1,041,500     13,402,179         2.5
    BROADCASTING & PUBLISHING
  Sol Melia S.A.-/- .........................................   SPN           366,400     13,130,086         2.4
    LEISURE & TOURISM
  Stet Societa' Finanziaria Telefonica S.p.A. ...............   ITLY        2,820,800     12,834,173         2.4
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            993,000     12,523,022         2.3
    BROADCASTING & PUBLISHING
  Sodexho S.A. ..............................................   FR             21,970     12,257,394         2.3
    RESTAURANTS
  VNU (Verenigde Nederlandse Uitgeversbedrijven Verenigd
   Bezit) ...................................................   NETH          520,000     10,876,014         2.0
    BROADCASTING & PUBLISHING
  Kuoni Reisen Holdings "B" - Registered ....................   SWTZ            3,920      9,521,674         1.8
    LEISURE & TOURISM
  Falck AS ..................................................   DEN            21,200      6,337,495         1.2
    CONSUMER SERVICES
  Telecel - Comunicacaoes Pessoais, S.A.-/- .................   PORT           96,380      6,155,884         1.1
    WIRELESS COMMUNICATIONS
  Kobenhavns Lufthavne AS ...................................   DEN            22,911      2,334,879         0.4
    TRANSPORTATION - AIRLINES
                                                                                        ------------
                                                                                         195,952,845
                                                                                        ------------
Health Care (12.6%)
  Astra AB "A" Free .........................................   SWDN          608,700     30,110,663         5.5
    PHARMACEUTICALS
  Schering AG ...............................................   GER           201,430     17,012,846         3.1
    PHARMACEUTICALS
  OY Tamro AB ...............................................   FIN         1,784,900     11,879,922         2.2
    PHARMACEUTICALS
  M.L. Laboratories PLC-/- ..................................   UK          1,738,907      6,074,264         1.1
    PHARMACEUTICALS
  Nearmedic Ltd.-/- .........................................   ASTRI          25,584      3,663,636         0.7
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          68,741,331
                                                                                        ------------
Consumer Non-Durables (10.6%)
  Gucci Group - NY Registered Shares{\/} ....................   ITLY          260,550     16,642,631         3.1
    TEXTILES & APPAREL
  Parmalat Finanziaria S.p.A. ...............................   ITLY        8,706,000     13,331,960         2.5
    FOOD

    The accompanying notes are an integral part of the financial statements.

                                      F54

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Polygram ..................................................   NETH          219,300   $ 11,180,997         2.1
    RECREATION
  Vendex International N.V. .................................   NETH          215,739      9,237,029         1.7
    OTHER CONSUMER GOODS
  De Rigo S.p.A. - ADR-/- {\/} ..............................   ITLY          407,150      3,715,244         0.7
    TEXTILES & APPAREL
  Industrie Natuzzi S.p.A. - ADR{\/} ........................   ITLY           72,500      1,667,500         0.3
    HOUSEHOLD PRODUCTS
  Luxottica Group S.p.A. - ADR{\/} ..........................   ITLY           16,700        868,400         0.2
    OTHER CONSUMER GOODS
                                                                                        ------------
                                                                                          56,643,761
                                                                                        ------------
Materials/Basic Industry (10.3%)
  SGL Carbon AG .............................................   GER           184,700     23,297,659         4.3
    METALS - NON-FERROUS
  Bayer AG ..................................................   GER           279,300     11,404,447         2.1
    CHEMICALS
  Degussa AG ................................................   GER            20,000      9,057,217         1.7
    MISC. MATERIALS & COMMODITIES
  Saes Getters S.p.A.: ......................................   ITLY               --             --         1.2
    CHEMICALS
    ADR-/- {\/} .............................................   --            405,600      4,917,900          --
    di Risp .................................................   --            153,900      1,881,339          --
  Castorama Dubois Investisse ...............................   FR             31,949      5,507,810         1.0
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          56,066,372
                                                                                        ------------
Finance (7.7%)
  3I Group PLC ..............................................   UK          1,730,000     14,426,541         2.7
    INVESTMENT MANAGEMENT
  Unidanmark AS "A" .........................................   DEN           235,100     12,179,278         2.2
    BANKS-REGIONAL
  M & G Group PLC ...........................................   UK            600,000     11,352,740         2.1
    INVESTMENT MANAGEMENT
  Invesco PLC ...............................................   UK            744,800      3,303,137         0.6
    INVESTMENT MANAGEMENT
  Invesco Funding LLC - F/P-/- ..............................   UK            148,960        660,627         0.1
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          41,922,323
                                                                                        ------------
Technology (6.0%)
  TT Tieto Oy "B" ...........................................   FIN           147,400     12,215,204         2.2
    SOFTWARE
  Dassault Systemes S.A.-/- .................................   FR            235,600     10,883,992         2.0
    COMPUTERS & PERIPHERALS
  Group Axime-/- ............................................   FR             83,170      9,633,591         1.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                          32,732,787
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F55

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (5.4%)
  Telefonaktiebolaget LM Ericsson "B" .......................   SWDN          649,600   $ 20,119,426         3.7
    TELECOM EQUIPMENT
  Premier Farnell PLC .......................................   UK            707,558      9,098,905         1.7
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                          29,218,331
                                                                                        ------------
Multi-Industry/Miscellaneous (5.0%)
  Gehe AG ...................................................   GER           210,000     13,449,285         2.5
    MULTI-INDUSTRY
  Assystem ..................................................   FR             97,897      7,484,018         1.4
    MULTI-INDUSTRY
  Pricer AB-/- ..............................................   SWDN          241,228      5,948,728         1.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                          26,882,031
                                                                                        ------------
Consumer Durables (2.7%)
  Valeo S.A. ................................................   FR            235,571     14,552,649         2.7
                                                                                        ------------
    AUTO PARTS
Energy (1.9%)
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY        2,054,800     10,583,237         1.9
    OIL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $442,040,217) ................                            533,295,667        98.3
                                                                                        ------------       -----

                                                                            No. of         Value         % of Net
Warrants                                                       Country     Warrants       (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Sandoz AG Warrants (Issuer: Barclays de Zoete Wedd), expire
   9/26/97 (cost $5,206,856)-/- .............................   SWTZ          205,700      5,265,490         1.0
                                                                                        ------------       -----
    PHARMACEUTICALS

                                                                                           Value         % of Net
Repurchase Agreement                                                                      (Note 1)        Assets
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due Jan-
   uary 2, 1997, for an effective yield of 6.25%,
   collateralized by $5,575,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $5,692,733,
   including accrued interest). (cost $5,576,968)  ..........                              5,576,968         1.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $452,824,041)  * ....................                            544,138,125       100.3
Other Assets and Liabilities ................................                             (1,837,959)       (0.3)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $542,300,166       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $455,367,626 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 103,578,152
                 Unrealized depreciation:           (14,807,653)
                                                  -------------
                 Net unrealized appreciation:     $  88,770,499
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F56

                          GT GLOBAL EUROPE GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               Percentage of Net Assets {d}
                                        -------------------------------------------
                                                 Fixed Income,
                                                   Rights &      Short-term
Country (Country Code/Currency Code)    Equity     Warrants       & Other     Total
--------------------------------------  ------   -------------   ----------   -----
Austria (ASTRI/ATS) ..................    0.7                                   0.7
Denmark (DEN/DKK) ....................    3.8                                   3.8
Finland (FIN/FIM) ....................    4.4                                   4.4
France (FR/FRF) ......................   14.0                                  14.0
Germany (GER/DEM) ....................   13.7                                  13.7
Italy (ITLY/ITL) .....................   12.3                                  12.3
Netherlands (NETH/NLG) ...............   11.1                                  11.1
Portugal (PORT/PTE) ..................    1.1                                   1.1
Spain (SPN/ESP) ......................    2.4                                   2.4
Sweden (SWDN/SEK) ....................   10.3                                  10.3
Switzerland (SWTZ/CHF) ...............    5.6         1.0                       6.6
United Kingdom (UK/GBP) ..............   18.9                                  18.9
United States & Other (US/USD) .......                               0.7        0.7
                                        ------        ---            ---      -----
Total  ...............................   98.3         1.0            0.7      100.0
                                        ------        ---            ---      -----
                                        ------        ---            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $542,300,166.

    The accompanying notes are an integral part of the financial statements.

                                      F57

                          GT GLOBAL EUROPE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $452,824,041) (Note 1)..........................  $ 544,138,125
  U.S. currency.................................................................  $      520
  Foreign currencies (cost $4,175,779)..........................................   4,084,658      4,085,178
                                                                                  ----------
  Receivable for securities sold............................................................     29,744,338
  Dividends and dividend withholding tax reclaims receivable................................        584,065
  Receivable for Fund shares sold...........................................................        377,792
  Miscellaneous receivable..................................................................        151,536
  Cash held as collateral for securities loaned (Note 1)....................................     41,594,267
                                                                                              -------------
    Total assets............................................................................    620,675,301
                                                                                              -------------
Liabilities:
  Payable for Fund shares repurchased.......................................................     20,846,830
  Payable for securities purchased..........................................................     14,915,226
  Payable for investment management and administration fees (Note 2)........................        463,933
  Payable for service and distribution expenses (Note 2)....................................        213,794
  Payable for transfer agent fees (Note 2)..................................................        141,484
  Payable for printing and postage expenses.................................................        121,788
  Payable for professional fees.............................................................         42,166
  Payable for fund accounting fees (Note 2).................................................         11,144
  Payable for Trustees' fees and expenses (Note 2)..........................................         10,851
  Payable for custodian fees (Note 1).......................................................          7,799
  Payable for registration and filing fees..................................................          3,958
  Other accrued expenses....................................................................          1,895
  Collateral for securities loaned (Note 1).................................................     41,594,267
                                                                                              -------------
    Total liabilities.......................................................................     78,375,135
                                                                                              -------------
Net assets..................................................................................  $ 542,300,166
                                                                                              -------------
                                                                                              -------------
Class A:
Net asset value and redemption price per share ($453,792,288 DIVIDED BY 35,218,353 shares
 outstanding)...............................................................................  $       12.89
                                                                                              -------------
                                                                                              -------------
Maximum offering price per share (100/95.25 of $12.89) *....................................  $       13.53
                                                                                              -------------
                                                                                              -------------
Class B:+
Net asset value and offering price per share ($87,091,501 DIVIDED BY 6,840,010 shares
 outstanding)...............................................................................  $       12.73
                                                                                              -------------
                                                                                              -------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,416,377
 DIVIDED BY 109,635 shares outstanding).....................................................  $       12.92
                                                                                              -------------
                                                                                              -------------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $ 553,764,310
  Accumulated net realized loss on investments and foreign currency transactions............   (102,810,111)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................         31,883
  Net unrealized appreciation of investments................................................     91,314,084
                                                                                              -------------
Total -- representing net assets applicable to capital shares outstanding...................  $ 542,300,166
                                                                                              -------------
                                                                                              -------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F58

                          GT GLOBAL EUROPE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $1,282,376).............................  $  7,537,412
  Interest income............................................................................     1,133,425
  Other income...............................................................................        35,493
                                                                                               ------------
    Total investment income..................................................................     8,706,330
                                                                                               ------------
Expenses:
  Investment management and administration fees (Note 2).....................................     5,416,280
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $ 1,666,909
    Class B.....................................................................      783,175     2,450,084
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................     1,866,185
  Custodian fees (Note 1)....................................................................       428,461
  Printing and postage expenses..............................................................       149,243
  Fund accounting fees (Note 2)..............................................................       139,442
  Registration and filing fees...............................................................       115,952
  Audit fees.................................................................................        60,756
  Trustees' fees and expenses (Note 2).......................................................        20,130
  Legal fees.................................................................................        11,713
  Other expenses (Note 1)....................................................................       319,077
                                                                                               ------------
    Total expenses before reductions.........................................................    10,977,323
                                                                                               ------------
      Expense reductions (Notes 1 & 5).......................................................      (332,508)
                                                                                               ------------
    Total net expenses.......................................................................    10,644,815
                                                                                               ------------
Net investment loss..........................................................................    (1,938,485)
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................   84,393,603
  Net realized gain on foreign currency transactions............................    2,147,797
                                                                                  -----------
    Net realized gain during the year........................................................    86,541,400
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................     (218,619)
  Net change in unrealized appreciation of investments..........................   23,691,090
                                                                                  -----------
    Net unrealized appreciation during the year..............................................    23,472,471
                                                                                               ------------
Net realized and unrealized gain on investments and foreign currencies.......................   110,013,871
                                                                                               ------------
Net increase in net assets resulting from operations.........................................  $108,075,386
                                                                                               ------------
                                                                                               ------------

    The accompanying notes are an integral part of the financial statements.

                                      F59

                          GT GLOBAL EUROPE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             Year ended      Year ended
                                                                            December 31,    December 31,
                                                                                1996            1995
                                                                           --------------  ---------------
Decrease in net assets
Operations:
  Net investment income (loss)...........................................  $   (1,938,485) $     1,909,382
  Net realized gain on investments and foreign currency transactions.....      86,541,400       26,309,310
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.....................................        (218,619)        (158,136)
  Net change in unrealized appreciation of investments...................      23,691,090       32,353,329
                                                                           --------------  ---------------
    Net increase in net assets resulting from operations.................     108,075,386       60,413,885
                                                                           --------------  ---------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income.............................................              --       (4,239,316)
  From net realized gain on investments..................................      (4,360,146)      (1,762,043)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income.............................................              --         (173,659)
  From net realized gain on investments..................................        (815,186)        (269,455)
Advisor Class: (Note 1)
Distributions to shareholders:
  From net investment income.............................................              --           (9,151)
  From net realized gain on investments..................................         (29,590)          (2,596)
                                                                           --------------  ---------------
    Total distributions..................................................      (5,204,922)      (6,456,220)
                                                                           --------------  ---------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.......................   3,224,591,371    1,608,239,408
  Decrease from capital shares repurchased...............................  (3,342,278,802)  (1,832,994,490)
                                                                           --------------  ---------------
    Net decrease from capital share transactions.........................    (117,687,431)    (224,755,082)
                                                                           --------------  ---------------
Total decrease in net assets.............................................     (14,816,967)    (170,797,417)
Net assets:
  Beginning of year......................................................     557,117,133      727,914,550
                                                                           --------------  ---------------
  End of year*...........................................................  $  542,300,166  $   557,117,133
                                                                           --------------  ---------------
                                                                           --------------  ---------------
--------------
  *Includes undistributed net investment income of.......................  $            0  $       285,680
                                                                           --------------  ---------------

    The accompanying notes are an integral part of the financial statements.

                                      F60

                          GT GLOBAL EUROPE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                           1996 (a)    1995 (a)    1994 (a)    1993 (a)    1992 (a)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   10.88   $   10.03   $   10.84   $    8.51   $    9.59
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.03)       0.04        0.06        0.05        0.11**
  Net realized and unrealized gain
   (loss) on investments................       2.16        0.95       (0.69)       2.36       (1.19)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.13        0.99       (0.63)       2.41       (1.08)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.10)      (0.05)      (0.06)         --
  From net realized gain on
   investments..........................      (0.12)      (0.04)         --          --          --
  In excess of net investment income....         --          --          --       (0.02)         --
  In excess of net realized gain on
   investments..........................         --          --       (0.13)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.12)      (0.14)      (0.18)      (0.08)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   12.89   $   10.88   $   10.03   $   10.84   $    8.51
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............      19.61%       9.86%       (5.8)%      28.3%      (11.3)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 453,792   $ 483,375   $ 646,313   $ 854,701   $ 781,607
Ratio of net investment income (loss) to
 average net assets.....................      (0.26)%      0.38%       0.61%        0.6%        1.2%**
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.82%       1.83%       1.73%        1.9%        2.0%**
  Without expense reductions............       1.88%       1.89%       1.81%         --*         --*
Portfolio turnover rate++++.............        123%        108%         91%         67%         65%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0277         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund Class A operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.
 (a) Calculated based upon weighted average shares outstanding during the period.
 (b) Annualized.
 (c) Not Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F61

                          GT GLOBAL EUROPE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                           Advisor Class+++
                                          -------------------------------------------------  ---------------------------
                                                                              April 1, 1993      Year      June 1, 1995
                                               Year ended December 31,             to           ended           to
                                          ----------------------------------  December 31,   December 31,  December 31,
                                           1996 (a)    1995 (a)    1994 (a)     1993 (a)       1996 (a)      1995 (a)
                                          ----------  ----------  ----------  -------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   10.81   $    9.97   $   10.79     $    9.02     $   10.85      $   10.24
                                          ----------  ----------  ----------  -------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.11)      (0.03)         --            --          0.01           0.08
  Net realized and unrealized gain
   (loss) on investments................       2.15        0.94       (0.69)         1.85          2.18           0.71
                                          ----------  ----------  ----------  -------------  ------------  -------------
    Net increase (decrease) from
     investment operations..............       2.04        0.91       (0.69)         1.85          2.19           0.79
                                          ----------  ----------  ----------  -------------  ------------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.03)         --         (0.06)           --          (0.14)
  From net realized gain on
   investments..........................      (0.12)      (0.04)         --            --         (0.12)         (0.04)
  In excess of net investment income....         --          --          --         (0.02)           --             --
  In excess of net realized gain on
   investments..........................         --          --       (0.13)           --            --             --
                                          ----------  ----------  ----------  -------------  ------------  -------------
    Total distributions.................      (0.12)      (0.07)      (0.13)        (0.08)        (0.12)         (0.18)
                                          ----------  ----------  ----------  -------------  ------------  -------------
Net asset value, end of period..........  $   12.73   $   10.81   $    9.97     $   10.79     $   12.92      $   10.85
                                          ----------  ----------  ----------  -------------  ------------  -------------
                                          ----------  ----------  ----------  -------------  ------------  -------------
Total investment return (d).............      18.79%       9.20%      (6.38)%        20.5%(c)      20.21 %        7.75%(c)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  87,092   $  73,025   $  81,602     $  34,048     $   1,416      $     718
Ratio of net investment income (loss) to
 average net assets.....................      (0.91)%     (0.27)%     (0.04)%        (0.1)%(b)       0.09 %        0.73%(b)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.47%       2.48%       2.38%          2.6%(b)       1.47 %        1.48%(b)
  Without expense reductions............       2.53%       2.54%       2.46%           --*         1.53 %         1.54%(b)
Portfolio turnover rate++++.............        123%        108%         91%           67%          123 %          108%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0277         N/A         N/A           N/A     $  0.0277            N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund Class A operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.
 (a) Calculated based upon weighted average shares outstanding during the period.
 (b) Annualized.
 (c) Not Annualized.
 (d) Total investment return does not include sales charges.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F62

                          GT GLOBAL EUROPE GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global Europe Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and therefore the financial statements may include certain estimates from management.

(A) Portfolio Valuation
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F63

                          GT GLOBAL EUROPE GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of approximately $39,888,283 were on loan to brokers. The loans were secured by cash collateral of $41,594,267, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1996, the Fund received securities lending fees of $170,632 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $100,715,450, of which $96,233,015 expires in 2000 and $4,482,435 expires in
2001.

                                      F64

                          GT GLOBAL EUROPE GROWTH FUND

(J) Distribution to Shareholders
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000.

2. Related Parties
Chancellor LGT Asset Management is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc., an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $39,684 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $5,089 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1996, GT Global collected CDSC's in the amount of $377,041. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

                                      F65

                          GT GLOBAL EUROPE GROWTH FUND

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.
The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.
3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $648,654,686 and $748,627,276, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions

                                                   Year ended                    Year ended
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................   247,661,557  $2,968,073,960   148,571,806  $ 1,551,431,041
Shares issued in connection with
  reinvestment of distributions.........       261,336       3,297,924       415,180        4,458,262
                                          ------------  --------------  ------------  ---------------
                                           247,922,893   2,971,371,884   148,986,986    1,555,889,303
Shares repurchased......................  (257,136,969) (3,090,222,730) (169,021,976)  (1,766,588,469)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (9,214,076) $ (118,850,846)  (20,034,990) $  (210,699,166)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   Year ended                    Year ended
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    15,643,994  $  188,596,754     4,792,541  $    50,660,689
Shares issued in connection with
  reinvestment of distributions.........        53,171         663,732        35,327          377,127
                                          ------------  --------------  ------------  ---------------
                                            15,697,165     189,260,486     4,827,868       51,037,816
Shares repurchased......................   (15,609,973)   (188,238,304)   (6,262,885)     (65,780,212)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................        87,192  $    1,022,182    (1,435,017) $   (14,742,396)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                                                June 1, 1995
                                                   Year ended             (commencement of sale of
                                               December 31, 1996        shares) to December 31, 1995
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     5,230,224  $   63,929,457       122,102  $     1,300,674
Shares issued in connection with
  reinvestment of distributions.........         2,336          29,544         1,098           11,615
                                          ------------  --------------  ------------  ---------------
                                             5,232,560      63,959,001       123,200        1,312,289
Shares repurchased......................    (5,189,081)    (63,817,768)      (57,044)        (625,809)
                                          ------------  --------------  ------------  ---------------
Net increase............................        43,479  $      141,233        66,156  $       686,480
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F66

                          GT GLOBAL EUROPE GROWTH FUND

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $161,876 under these arrangements.

--------------
Federal Tax Information (Unaudited):

For its fiscal year ended December 31, 1996, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.19 per share (representing an approximate total of $8,299,061). The total amount of taxes paid by the Fund to such countries was approximately $.03 per share (representing an approximate total of $1,282,376).

                                      F67

                            GT GLOBAL AMERICA FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Mid Cap Growth Fund (previously GT Global America Growth Fund), GT Global America Small Cap Growth Fund - Consolidated, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the GT Global America Mid Cap Growth Fund (previously GT Global America Growth
Fund), GT Global America Small Cap Growth Fund - Consolidated, and GT Global America Value Fund - Consolidated, as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F68

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (24.7%)
  Cooper Cameron Corp.-/- ...................................   US            243,800   $ 18,650,694         2.7
    ENERGY EQUIPMENT & SERVICES
  Rowan Cos., Inc.-/- .......................................   US            804,400     18,199,550         2.7
    ENERGY EQUIPMENT & SERVICES
  ENSCO International, Inc.-/- ..............................   US            328,600     15,937,100         2.3
    ENERGY EQUIPMENT & SERVICES
  Global Marine, Inc.-/- ....................................   US            742,500     15,314,063         2.3
    ENERGY EQUIPMENT & SERVICES
  Western Atlas, Inc.-/- ....................................   US            208,500     14,777,438         2.2
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY          279,600     14,434,350         2.1
    OIL
  Marine Drilling Co., Inc.-/- ..............................   US            710,700     13,991,906         2.1
    ENERGY EQUIPMENT & SERVICES
  Seacor Holdings, Inc.-/- ..................................   US            217,500     13,702,500         2.0
    ENERGY EQUIPMENT & SERVICES
  Benton Oil & Gas Co.-/- ...................................   US            492,000     11,131,500         1.6
    OIL
  Triton Energy Ltd.-/- .....................................   US            212,500     10,306,250         1.5
    OIL
  Atwood Oceanics, Inc.-/- ..................................   US            131,500      8,350,250         1.2
    ENERGY EQUIPMENT & SERVICES
  Reading & Bates Corp.-/- ..................................   US            290,800      7,706,200         1.1
    ENERGY EQUIPMENT & SERVICES
  Chesapeake Energy Corp.-/- ................................   US            109,600      6,096,500         0.9
    GAS PRODUCTION & DISTRIBUTION
                                                                                        ------------
                                                                                         168,598,301
                                                                                        ------------
Technology (19.1%)
  Microsoft Corp.-/- ........................................   US            268,200     22,160,025         3.3
    SOFTWARE
  Intel Corp. ...............................................   US            156,900     20,544,094         3.0
    SEMICONDUCTORS
  3Com Corp.-/- .............................................   US            226,400     16,612,100         2.4
    NETWORKING
  American Power Conversion Corp.-/- ........................   US            509,300     13,878,425         2.0
    NETWORKING
  DSP Communications, Inc.-/- ...............................   US            568,500     11,014,688         1.6
    TELECOM TECHNOLOGY
  Dynatech Corp.-/- .........................................   US            247,300     10,943,025         1.6
    INSTRUMENTATION & TEST
  Comverse Technology, Inc.-/- ..............................   US            271,100     10,250,969         1.5
    COMPUTERS & PERIPHERALS
  Cisco Systems, Inc.-/- ....................................   US            143,300      9,117,463         1.3
    NETWORKING
  Cognos, Inc.-/- {\/} ......................................   CAN           321,700      9,047,813         1.3
    SOFTWARE
  Computer Products, Inc.-/- ................................   US            398,500      7,770,750         1.1
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                         131,339,352
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F69

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (18.3%)
  Loewen Group, Inc.{\/} ....................................   CAN           461,300   $ 18,048,363         2.7
    CONSUMER SERVICES
  Ross Stores, Inc. .........................................   US            347,200     17,360,000         2.6
    RETAILERS-APPAREL
  TJX Cos., Inc. ............................................   US            355,300     16,832,338         2.5
    RETAILERS-APPAREL
  Safeway, Inc.-/- ..........................................   US            352,800     15,082,200         2.2
    RETAILERS-FOOD
  Tiffany & Co. .............................................   US            353,700     12,954,263         1.9
    RETAILERS-OTHER
  Paychex, Inc. .............................................   US            225,100     11,578,581         1.7
    CONSUMER SERVICES
  Outdoor Systems, Inc.-/- ..................................   US            307,650      8,652,656         1.3
    BUSINESS & PUBLIC SERVICES
  USAir Group, Inc.-/- ......................................   US            343,300      8,024,638         1.2
    TRANSPORTATION - AIRLINES
  HFS, Inc.-/- ..............................................   US             95,700      5,718,075         0.8
    LEISURE & TOURISM
  Universal Outdoor Holdings, Inc.-/- .......................   US            220,000      5,170,000         0.8
    BUSINESS & PUBLIC SERVICES
  Footstar, Inc.-/- .........................................   US             97,900      2,435,263         0.4
    RETAILERS-APPAREL
  Claire's Stores, Inc. .....................................   US             95,900      1,246,700         0.2
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                         123,103,077
                                                                                        ------------
Consumer Non-Durables (14.2%)
  Philip Morris Cos., Inc. ..................................   US            229,400     25,836,175         3.8
    FOOD
  Nike, Inc. "B" ............................................   US            377,900     22,579,525         3.3
    TEXTILES & APPAREL
  Liz Claiborne, Inc. .......................................   US            293,400     11,332,575         1.7
    TEXTILES & APPAREL
  Foodmaker, Inc.-/- ........................................   US          1,113,900      9,885,863         1.5
    FOOD
  Nautica Enterprises, Inc.-/- ..............................   US            331,000      8,357,750         1.2
    TEXTILES & APPAREL
  Richfood Holdings, Inc. ...................................   US            271,500      6,583,875         1.0
    FOOD
  Rexall Sundown, Inc.-/- ...................................   US            240,800      6,546,750         1.0
    PERSONAL CARE/COSMETICS
  Tommy Hilfiger Corp.-/- ...................................   US             93,400      4,483,200         0.7
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          95,605,713
                                                                                        ------------
Finance (8.9%)
  BankAmerica Corp. .........................................   US            235,200     23,461,200         3.5
    BANKS-SUPER REGIONAL
  Union Planters Corp. ......................................   US            394,365     15,380,235         2.3
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

                                      F70

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           Value         % of Net
Equity Investments                                             Country      Shares        (Note 1)        Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Citicorp ..................................................   US            131,200   $ 13,513,600         2.0
    BANKS-MONEY CENTER
  Mark Twain Bancshares, Inc. ...............................   US            154,600      7,536,750         1.1
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          59,891,785
                                                                                        ------------
Materials/Basic Industry (4.8%)
  Cytec Industries, Inc.-/- .................................   US            390,700     15,872,188         2.3
    CHEMICALS
  Barrick Gold Corp. ........................................   CAN           377,000     10,807,223         1.6
    GOLD
  Oregon Metallurgical Corp.-/- .............................   US            190,900      6,156,525         0.9
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                          32,835,936
                                                                                        ------------
Capital Goods (3.0%)
  Davox Corp.-/- ............................................   US            334,700     13,806,375         2.0
    TELECOM EQUIPMENT
  Pairgain Technologies, Inc.-/- ............................   US            231,000      7,031,063         1.0
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          20,837,438
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $543,685,886) ................                            632,211,602        93.0
                                                                                        ------------       -----

                                                                                           Value         % of Net
Repurchase Agreement                                                                      (Note 1)        Assets
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $47,860,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $48,870,709,
   including accrued interest). (cost $47,911,316) ..........                             47,911,316         7.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $591,597,202)  * ....................                            680,122,918       100.0
Other Assets and Liabilities ................................                               (119,840)       (0.0)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $680,003,078       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $594,949,965 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  93,369,566
                 Unrealized depreciation:            (8,196,613)
                                                  -------------
                 Net unrealized appreciation:     $  85,172,953
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F71

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $20,206,432; $591,597,202; and $8,925,422, respectively)
   (Note 1)..............................................................................................  $680,122,918
  U.S. currency..........................................................................................          56
  Dividends receivable...................................................................................     464,678
  Receivable for Fund shares sold........................................................................   9,198,772
  Receivable for securities sold.........................................................................   1,474,451
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2).........................................          --
  Unamortized organizational costs (Note 1)..............................................................          --
  Miscellaneous receivable...............................................................................     101,169
  Cash held as collateral for securities loaned (Note 1).................................................  32,605,600
                                                                                                           ----------
    Total assets.........................................................................................  723,967,644
                                                                                                           ----------
Liabilities:
  Payable for custodian fees (Note 1)....................................................................       7,508
  Payable for fund accounting fees (Note 2)..............................................................      13,643
  Payable for Fund shares repurchased....................................................................  10,244,161
  Payable for investment management and administration fees (Note 2).....................................     419,487
  Payable for loan outstanding (Note 1)..................................................................          --
  Payable for printing and postage expenses..............................................................      77,133
  Payable for professional fees..........................................................................      32,291
  Payable for registration and filing fees...............................................................      13,189
  Payable for securities purchased.......................................................................          --
  Payable for service and distribution expenses (Note 2).................................................     387,262
  Payable for transfer agent fees (Note 2)...............................................................     155,101
  Payable for Trustees' fees and expenses (Note 2).......................................................       8,705
  Other accrued expenses (Note 1)........................................................................         486
  Collateral for securities loaned (Note 1)..............................................................  32,605,600
                                                                                                           ----------
    Total liabilities....................................................................................  43,964,566
  Minority interest (Notes 1 & 2)........................................................................          --
                                                                                                           ----------
Net assets...............................................................................................  $680,003,078
                                                                                                           ----------
                                                                                                           ----------
Class A:
Net asset value and redemption price per share ($8,448,005 DIVIDED BY 674,639;
 $343,426,924 DIVIDED BY 16,536,083; and $2,528,653 DIVIDED BY 172,644 shares outstanding,
 respectively)...........................................................................................  $    20.77
                                                                                                           ----------
                                                                                                           ----------
Maximum offering price per share (100/95.25 of $12.52; 100/95.25 of $20.77; and 100/95.25 of $14.65,
 respectively) *.........................................................................................  $    21.81
                                                                                                           ----------
                                                                                                           ----------
Class B+
Net asset value and offering price per share
 ($10,694,097 DIVIDED BY 861,017; $334,589,970 DIVIDED BY 16,498,419; and $5,503,054 DIVIDED BY 378,527
 shares outstanding, respectively).......................................................................  $    20.28
                                                                                                           ----------
                                                                                                           ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($435,214 DIVIDED BY 34,597;
 $1,986,184 DIVIDED BY 95,684; and $191,292 DIVIDED BY 12,994 shares outstanding, respectively)..........  $    20.76
                                                                                                           ----------
                                                                                                           ----------
Net assets consist of:
  Paid in capital (Note 4)...............................................................................  $601,059,922
  Accumulated net realized gain (loss) on investments and foreign currency transactions..................  (9,582,560)
  Net unrealized appreciation (depreciation) of investments..............................................  88,525,716
                                                                                                           ----------
Total -- representing net assets applicable to capital shares outstanding................................  $680,003,078
                                                                                                           ----------
                                                                                                           ----------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F72

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            STATEMENT OF OPERATIONS

                               December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income........................................................................................  $6,000,887
  Dividend income........................................................................................   4,151,150
  Other income...........................................................................................      68,462
                                                                                                           ----------
    Total investment income..............................................................................  10,220,499
                                                                                                           ----------
Expenses:
  Amortization of organization costs (Note 1)............................................................          --
  Custodian fees (Note 1)................................................................................      80,790
  Fund accounting fees (Note 2)..........................................................................     173,767
  Insurance expenses.....................................................................................       5,461
  Investment management and administration fees (Note 2).................................................   4,982,969
  Printing and postage expenses..........................................................................     145,366
  Professional fees......................................................................................      66,122
  Registration and filing fees...........................................................................      76,240
  Service and distribution expenses: (Note 2)
    Class A..............................................................................................   1,251,494
    Class B..............................................................................................   3,347,860
  Transfer agent fees (Note 2)...........................................................................   1,802,660
  Trustees' fees and expenses (Note 2)...................................................................      16,532
  Other expenses (Note 1)................................................................................      10,000
                                                                                                           ----------
  Total expenses before reductions and reimbursement.....................................................  11,959,261
    Expense reductions (Notes 1 & 6).....................................................................    (371,416)
    Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2)................................          --
                                                                                                           ----------
  Total net expenses.....................................................................................  11,587,845
                                                                                                           ----------
Net investment loss......................................................................................  (1,367,346)
                                                                                                           ----------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments.......................................................................  24,290,969
  Net realized gain (loss) on foreign currency transactions..............................................      48,400
  Net change in unrealized appreciation (depreciation) of investments....................................  76,318,599
                                                                                                           ----------
Net realized and unrealized gain on investments..........................................................  100,657,968
                                                                                                           ----------
Net increase in net assets resulting from operations.....................................................  $99,290,622
                                                                                                           ----------
                                                                                                           ----------

    The accompanying notes are an integral part of the financial statements.

                                      F73

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                             Year ended    Year ended
                                                                                            December 31,  December 31,
                                                                                                1996          1995
                                                                                            ------------  ------------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)............................................................  $ (1,367,346) $  5,981,525
  Net realized gain on investments and foreign currency transactions......................    24,339,369    93,317,375
  Net change in unrealized appreciation (depreciation) of investments.....................    76,318,599    (4,611,894)
                                                                                            ------------  ------------
    Net increase in net assets resulting from operations..................................    99,290,622    94,687,006
                                                                                            ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................            --    (3,774,599)
  From net realized gain on investments...................................................   (21,518,831)  (46,598,539)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................            --    (1,969,042)
  From net realized gain on investments...................................................   (20,232,121)  (41,818,697)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income..............................................................            --       (18,429)
  From net realized gain on investments...................................................      (167,680)     (170,545)
                                                                                            ------------  ------------
    Total distributions...................................................................   (41,918,632)  (94,349,851)
                                                                                            ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested........................................  2,122,781,710 1,840,086,218
  Decrease from capital shares repurchased................................................  (2,246,270,951) (1,371,300,487)
                                                                                            ------------  ------------
    Net increase (decrease) from capital share transactions...............................  (123,489,241)  468,785,731
                                                                                            ------------  ------------
Total increase (decrease) in net assets...................................................   (66,117,251)  469,122,886
Net assets:
  Beginning of period.....................................................................   746,120,329   276,997,443
                                                                                            ------------  ------------
  End of period *.........................................................................  $680,003,078  $746,120,329
                                                                                            ------------  ------------
                                                                                            ------------  ------------
 *Includes undistributed/accumulated net investment income (loss).........................  $          0  $    258,896
                                                                                            ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F74

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                             1996        1995      1994 (d)      1993        1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   19.07   $   17.69   $   17.17   $   17.12   $   14.13
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.03        0.24        0.04       (0.21)      (0.11)
  Net realized and unrealized gain on
   investments..........................       2.96        3.93        2.55        1.56        4.54
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       2.99        4.17        2.59        1.35        4.43
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.21)      (0.02)         --          --
  From net realized gain on
   investments..........................      (1.29)      (2.58)      (2.05)      (1.30)      (1.44)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.29)      (2.79)      (2.07)      (1.30)      (1.44)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   20.77   $   19.07   $   17.69   $   17.17   $   17.12
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      15.65%      23.23%      15.69%        8.3%       31.7%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 343,427   $ 396,291   $ 196,937   $ 116,468   $ 166,712
Ratio of net investment income (loss) to
 average net assets.....................       0.12%       1.24%       0.17%       (0.7)%      (1.1)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       1.36%       1.46%       1.58%        1.6%        1.8%
  Without expense reductions............       1.41%         --%*        --%*        --%*        --%*
Portfolio turnover rate++++.............        253%         71%        102%         92%        114%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0536         N/A         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F75

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                           Advisor Class+++
                                          -------------------------------------------------  ---------------------------
                                                                              April 1, 1993      Year      June 1, 1995
                                               Year ended December 31,             to           ended           to
                                          ----------------------------------  December 31,   December 31,  December 31,
                                             1996        1995      1994 (d)       1993           1996          1995
                                          ----------  ----------  ----------  -------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   18.77   $   17.50   $   17.09     $   15.90     $   19.05      $   20.61
                                          ----------  ----------  ----------  -------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.11)       0.10       (0.09)        (0.29)         0.09           0.21
  Net realized and unrealized gain on
   investments..........................       2.91        3.87        2.55          2.78          2.91           1.09
                                          ----------  ----------  ----------  -------------  ------------  -------------
    Net increase from investment
     operations.........................       2.80        3.97        2.46          2.49          3.00           1.30
                                          ----------  ----------  ----------  -------------  ------------  -------------
Distributions to shareholders:
  From net investment income............         --       (0.12)         --            --            --          (0.28)
  From net realized gain on
   investments..........................      (1.29)      (2.58)      (2.05)        (1.30)        (1.29)         (2.58)
                                          ----------  ----------  ----------  -------------  ------------  -------------
    Total distributions.................      (1.29)      (2.70)      (2.05)        (1.30)        (1.29)         (2.86)
                                          ----------  ----------  ----------  -------------  ------------  -------------
Net asset value, end of period..........  $   20.28   $   18.77   $   17.50     $   17.09     $   20.76      $   19.05
                                          ----------  ----------  ----------  -------------  ------------  -------------
                                          ----------  ----------  ----------  -------------  ------------  -------------

Total investment return (c).............      14.82%      22.42%      15.06%         16.1%(b)      15.72 %        6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 334,590   $ 348,435   $  80,060     $   1,982     $   1,986      $   1,394
Ratio of net investment income (loss) to
 average net assets.....................      (0.53)%      0.59%      (0.48)%        (1.3)%(a)       0.47 %        1.59%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       2.01%       2.11%       2.23%          2.2%(a)       1.01 %        1.11%(a)
  Without expense reductions............       2.06%         --%*        --%*          --%(a) *       1.06 %          --%* (a)
Portfolio turnover rate++++.............        253%         71%        102%           92%          253 %           71%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0536         N/A         N/A           N/A     $  0.0536            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F76

                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global America Mid Cap Growth Fund (formerly named GT Global America Growth
Fund), GT Global America Small Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds and Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) Portfolio Valuation
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) Repurchase Agreements
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" hereinafter includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) Option Accounting Principles
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or

                                      F77

                            GT GLOBAL AMERICA FUNDS

Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value listed below were on loan to brokers. These loans were secured by cash collateral received by the fund or portfolios:

                                                 December 31, 1996              Year ended
                                          --------------------------------   December 31, 1996
                                          Aggregate Value        Cash        -----------------
GT Global                                     on Loan         Collateral        Fees Earned
----------------------------------------  ---------------   --------------   -----------------
America Mid Cap Growth Fund.............   $ 31,491,056      $  32,605,600       $163,841
Small Cap Growth Portfolio..............        380,738            383,400             61

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Fund's or Portfolio's custodian fees.

(G) Deferred Organizational Expenses
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) Taxes
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

                                      F78

                            GT GLOBAL AMERICA FUNDS

(I) Distributions to Shareholders
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) Restricted Securities
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) Indexed Securities
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) Line of Credit
Each of the Funds, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On December 31, 1996, the GT Global America Value Fund borrowed $1,000,000 at a money market rate.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the GT Global America Value Fund was $1,000,000 with a weighted average interest rate of 6.43%. Interest incurred on this loan for the year ended December 31, 1996, was $2,681, included in "Other Expenses" on the Statement of Operations.

2. Related Parties
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained the following sales charges: $90,365 for the GT Global America Mid Cap Growth Fund, $9,945 for the GT Global America Small Cap Growth Fund, and $1,702 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $39,930 for the year ended December 31, 1996 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1996, GT Global collected such CDSCs in the amount of: $1,901,165 for the GT Global America Mid Cap Growth Fund, $28,162 for the GT Global America Small Cap Growth Fund, and $5,608 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT

                                      F79

                            GT GLOBAL AMERICA FUNDS

Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,468,522,964, $33,591,427 and $19,537,714, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,493,844,266, $19,321,092 and $13,037,066, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

                                      F80

                            GT GLOBAL AMERICA FUNDS

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           Capital Share Transactions

GT Global America Mid Cap Growth Fund

                                                   Year ended                    Year ended
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    89,962,964  $1,853,673,285    64,255,259  $ 1,354,329,879
Shares issued in connection with
  reinvestment of distributions.........       853,598      17,867,701     2,163,720       42,170,721
                                          ------------  --------------  ------------  ---------------
                                            90,816,562   1,871,540,986    66,418,979    1,396,500,600
Shares repurchased......................   (95,061,922) (1,956,032,031)  (56,768,364)  (1,210,272,338)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................    (4,245,360) $  (84,491,045)    9,650,615  $   186,228,262
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   Year ended                    Year ended
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    11,161,651  $  224,412,718    19,673,669  $   406,685,987
Shares issued in connection with
  reinvestment of distributions.........       803,575      16,429,676     1,832,696       35,169,188
                                          ------------  --------------  ------------  ---------------
                                            11,965,226     240,842,394    21,506,365      441,855,175
Shares repurchased......................   (14,026,348)   (280,392,879)   (7,522,345)    (160,828,667)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................    (2,061,122) $  (39,550,485)   13,984,020  $   281,026,508
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                                                June 1, 1995
                                                                              (commencenment of
                                                   Year ended                sale of shares) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       485,169  $   10,230,701        72,809  $     1,541,469
Shares issued in connection with
  reinvestment of distributions.........         8,013         167,629         9,711          188,974
                                          ------------  --------------  ------------  ---------------
                                               493,182      10,398,330        82,520        1,730,443
Shares repurchased......................      (470,673)     (9,846,041)       (9,345)        (199,482)
                                          ------------  --------------  ------------  ---------------
Net increase............................        22,509  $      552,289        73,175  $     1,530,961
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F81

                            GT GLOBAL AMERICA FUNDS

5. Holdings of 5% Voting Securities of Portfolio Companies
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940, as amended, as an "affiliated company". During the year ended December 31, 1996, transactions with affiliated companies by the GT Global America Mid Cap Growth Fund were as follows:

                                                                          Net
                                                                        Realized
                                           Purchases                      Gain       Dividend
Affiliates                                    Cost       Sales Cost      (Loss)       Income
----------------------------------------  ------------  -------------  ----------  ------------
Abaxis, Inc.............................            --  $   4,406,425  $ (233,474)           --
Ann Taylor Stores, Inc..................  $    667,826     27,428,533   1,773,714            --
Equity Inns, Inc........................     8,589,208     21,730,721     774,204  $    344,848
Haggar Corp.............................            --     13,475,105  (4,771,163)       58,740
Landmark Graphics Corp..................    22,307,844     22,307,844  13,028,001            --
Michaels Stores, Inc....................     1,253,238     31,700,975  (1,716,413)           --
Varsity Spirit Corp.....................            --      3,384,724   1,747,526        13,686
Younkers, Inc...........................     4,702,055     14,761,596   7,926,666            --

6. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1996, the expenses of GT Global America Mid Cap Growth Fund were reduced by $207,575 under these arrangements.

------------
Federal Tax Information (Unaudited):

Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid-Cap Growth Fund designates $30,037,928 as a capital gain dividend for the fiscal year ended December 31, 1996.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1996:

Fund
----------------------------------------
GT Global America Small Cap Growth
 Fund...................................               4%
GT Global America Mid-Cap Growth Fund...              23%
GT Global America Value Fund............             100%

                                      F82

                          GT GLOBAL JAPAN GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Japan Growth Fund, a series of shares of beneficial interest of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Japan Growth Fund, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                      F83

                          GT GLOBAL JAPAN GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                     % of Net
Equity Investments                                                        Shares        Value         Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Services (36.6%)
  Southland Corp.{l} -/- {\/} ........................................    1,848,200  $  5,486,841        5.7
    RETAILERS-OTHER
  Aoyama Trading Co., Ltd. ...........................................      175,200     4,661,507        4.9
    RETAILERS-APPAREL
  Ito-Yokado Co., Ltd. ...............................................      100,000     4,353,836        4.5
    RETAILERS-OTHER
  DDI Corp. ..........................................................          650     4,301,140        4.5
    WIRELESS COMMUNICATIONS
  Seven-Eleven Japan Ltd. ............................................       50,000     2,928,473        3.0
    RETAILERS-OTHER
  Autobacs Seven Co., Ltd. ...........................................       40,000     2,829,993        2.9
    RETAILERS-OTHER
  Yoshinoya D&C Co., Ltd. ............................................          200     2,453,352        2.6
    RESTAURANTS
  Fast Retailing Co., Ltd. ...........................................       90,000     2,309,088        2.4
    RETAILERS-APPAREL
  Nissen Co. .........................................................      273,000     1,910,245        2.0
    RETAILERS-OTHER
  Nitori Co. .........................................................       59,400     1,031,393        1.1
    RETAILERS-OTHER
  Xebio Co., Ltd. ....................................................       25,000       745,076        0.8
    RETAILERS-APPAREL
  Blue Grass Co., Ltd. ...............................................       44,000       710,781        0.7
    RETAILERS-APPAREL
  Ten Allied Co. .....................................................       65,000       634,502        0.7
    RESTAURANTS
  Bunkyodo Co., Ltd. .................................................       35,000       489,806        0.5
    RETAILERS-OTHER
  Fujitsu Business Systems ...........................................       15,000       327,833        0.3
    BUSINESS & PUBLIC SERVICES
                                                                                     ------------
                                                                                       35,173,866
                                                                                     ------------
Health Care (9.6%)
  Takeda Chemical Industries .........................................      270,000     5,667,761        5.9
    PHARMACEUTICALS
  Olympus Optical Co., Ltd. ..........................................      230,000     2,185,556        2.3
    MEDICAL TECHNOLOGY & SUPPLIES
  Taisho Pharmaceuticals .............................................       55,000     1,297,080        1.4
    PHARMACEUTICALS
                                                                                     ------------
                                                                                        9,150,397
                                                                                     ------------
Technology (9.2%)
  Matsushita-Kotobuki Electronics Ltd. ...............................      160,000     4,174,153        4.3
    COMPUTERS & PERIPHERALS
  Koei Co., Ltd. .....................................................       87,400     1,676,123        1.7
    SOFTWARE
  Hosiden Electronics-/- .............................................      223,000     1,581,574        1.6
    COMPUTERS & PERIPHERALS
  Kyushu-Matsushita Electric Co., Ltd. ...............................       65,000       842,260        0.9
    COMPUTERS & PERIPHERALS

    The accompanying notes are an integral part of the financial statements.

                                      F84

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                     % of Net
Equity Investments                                                        Shares        Value         Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Technology (Continued)
  Geomatec Co., Ltd. .................................................       25,000  $    645,733        0.7
    COMPUTERS & PERIPHERALS
                                                                                     ------------
                                                                                        8,919,843
                                                                                     ------------
Capital Goods (9.2%)
  Murata Manufacturing Co., Ltd. .....................................      115,000     3,824,724        4.0
    ELECTRICAL PLANT/EQUIPMENT
  Higashi Nihon House ................................................      152,000     1,956,462        2.0
    CONSTRUCTION
  Canon, Inc. ........................................................       55,000     1,216,310        1.3
    OFFICE EQUIPMENT
  Shima Seiki Manufacturing Ltd. .....................................       20,000       932,965        1.0
    MACHINE TOOLS
  Komori Corp. .......................................................       40,000       850,035        0.9
    MACHINERY & ENGINEERING
  NEC System Integration & Construction ..............................           60         1,197         --
    CONSTRUCTION
  Japan Foundation Engineering .......................................           90         1,174         --
    CONSTRUCTION
                                                                                     ------------
                                                                                        8,782,867
                                                                                     ------------
Finance (6.9%)
  Nichiei Co., Ltd. ..................................................       60,000     4,431,583        4.6
    OTHER FINANCIAL
  Diamond Lease Co., Ltd. ............................................      175,000     2,222,270        2.3
    OTHER FINANCIAL
                                                                                     ------------
                                                                                        6,653,853
                                                                                     ------------
Consumer Non-Durables (5.3%)
  Amway Japan Ltd.{z} ................................................      145,000     4,659,641        4.8
    HOUSEHOLD PRODUCTS
  Tsutsumi Jewelry Co., Ltd. .........................................       20,600       510,729        0.5
    PERSONAL CARE/COSMETICS
                                                                                     ------------
                                                                                        5,170,370
                                                                                     ------------
Materials/Basic Industry (2.4%)
  Toyo Exterior ......................................................       80,000     1,188,666        1.2
    BUILDING MATERIALS & COMPONENTS
  Gakken .............................................................      200,000     1,131,652        1.2
    PAPER/PACKAGING
                                                                                     ------------
                                                                                        2,320,318
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $90,397,106) ..........................                 76,171,514       79.2
                                                                                     ------------      -----

    The accompanying notes are an integral part of the financial statements.

                                      F85

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1996

                                                                           Principal                     % of Net
Fixed Income Investments                                       Currency     Amount         Value          Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (7.0%)
  Austria (3.5%)
    Republic of Austria, 4.5% due 9/28/05{z} ................   JPY       340,000,000   $  3,362,846         3.5
  Japan (3.5%)
    Japanese Government Bond, 3.8% due 9/20/16{z} ...........   JPY       375,000,000      3,400,462         3.5
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $7,210,305) ................................................                              6,763,308
                                                                                        ------------
Corporate Bonds (1.0%)
  Japan (1.0%)
    Higashi Nihon House Co., Convertible Bond, 0.375% due
     4/30/00 (cost $1,089,201) ..............................   CHF         1,150,000        906,764         1.0
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $8,299,506) ............                              7,670,072         8.0
                                                                                        ------------       -----


                                                                           Number of                     % of Net
Options                                                        Currency    Contracts       Value          Assets
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Simex Nikkei Put Options, strike JPY20,500, expire 3/14/97
   (cost $325,798)-/- .......................................   JPY               140        834,485         0.9
                                                                                        ------------       -----
    INDEX OPTIONS

                                                                                                         % of Net
Repurchase Agreement                                                                       Value          Assets
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $380,000 U.S. Treasury Notes, 6.125% due
   3/31/98 (market value of collateral is $388,025, including
   accrued interest). (cost $376,066) .......................                                376,066         0.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $99,398,476)  * .....................                             85,052,137        88.5
Other Assets and Liabilities ................................                             11,062,550        11.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 96,114,687       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        {z} Security is segregated as collateral for written futures. See Note 1 of Notes to Financial Statements.
        {l} This is a U.S. security of which approximately 62.5% of its outstanding stock is owned by Ito-Yokado Co., Ltd.
       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $100,530,250 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,077,832
                 Unrealized depreciation:           (19,555,945)
                                                  -------------
                 Net unrealized depreciation:     $ (15,478,113)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F86

                          GT GLOBAL JAPAN GROWTH FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                 Forward Foreign Currency Contracts Outstanding
                               December 31, 1996

                                                                                    Unrealized
                                           Market Value     Contract    Delivery   Appreciation
Contracts to Buy:                         (U.S. Dollars)      Price       Date    (Depreciation)
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................     1,738,446       113.34500  02/12/97   $   (26,078)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $1,764,524)..........................     1,738,446                                 (26,078)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 1.81%.


Contracts to Sell:
----------------------------------------
Japanese Yen............................     9,561,451       110.40000  02/12/97       402,317
Japanese Yen............................    44,330,362       110.40000  02/12/97     1,865,290
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $56,159,420)..................    53,891,813                               2,267,607
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 56.07%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $ 2,241,529
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     Written Futures Contracts Outstanding
                               December 31, 1996

                                          Expiration    No. of                  Market
Description                                  Date      Contracts   Currency      Value
----------------------------------------  ----------   ---------   --------   -----------
Simex Nikkei 225 Index Future (Face
 $13,432,632)...........................   03/15/97       150        JPY      $12,533,474

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F87

                          GT GLOBAL JAPAN GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $99,398,476) (Note 1).......  $ 85,052,137
  U.S. currency.............................................  $      810
  Foreign currencies (cost $7,317,540)......................   7,202,621     7,203,431
                                                              ----------
  Receivable for securities sold........................................     2,922,583
  Receivable for open forward foreign currency contracts, net (Note
   1)...................................................................     2,241,529
  Receivable for initial margin (Note 1)................................     1,405,431
  Interest receivable...................................................        87,851
  Receivable for Fund shares sold.......................................        63,925
  Dividends receivable..................................................        50,940
  Cash held as collateral for securities loaned (Note 1)................     5,979,995
                                                                          ------------
    Total assets........................................................   105,007,822
                                                                          ------------
Liabilities:
  Payable for loan outstanding (Note 1).................................     2,000,000
  Payable for Fund shares repurchased...................................       634,140
  Payable for investment management and administration fees (Note 2)....        83,572
  Payable for service and distribution expenses (Note 2)................        48,382
  Payable for transfer agent fees (Note 2)..............................        47,598
  Payable for printing and postage expenses.............................        44,043
  Payable for professional fees.........................................        23,272
  Payable for custodian fees............................................        10,360
  Payable for registration and filing fees..............................         8,995
  Payable for Trustees' fees and expenses (Note 2)......................         3,985
  Payable for fund accounting fees (Note 2).............................         1,952
  Other accrued expenses................................................         6,841
  Collateral for securities loaned (Note 1).............................     5,979,995
                                                                          ------------
    Total liabilities...................................................     8,893,135
                                                                          ------------
Net assets..............................................................  $ 96,114,687
                                                                          ------------
                                                                          ------------
Class A:
Net asset value and redemption price per share ($63,584,967 DIVIDED BY
 6,517,910 shares outstanding)..........................................  $       9.76
                                                                          ------------
                                                                          ------------
Maximum offering price per share (100/95.25 of $9.76) *.................  $      10.25
                                                                          ------------
                                                                          ------------
Class B:+
Net asset value and offering price per share ($32,116,485 DIVIDED BY
 3,382,968 shares outstanding)..........................................  $       9.49
                                                                          ------------
                                                                          ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per
 share ($413,235 DIVIDED BY 42,104 shares outstanding)..................  $       9.81
                                                                          ------------
                                                                          ------------
Net assets consist of:
  Paid in capital (Note 4)..............................................  $110,959,451
  Accumulated net realized loss on investments and foreign currency
   transactions.........................................................    (3,515,352)
  Net unrealized appreciation on translation of assets and liabilities
   in foreign currencies................................................     2,117,769
  Net unrealized depreciation of investments............................   (13,447,181)
                                                                          ------------
Total -- representing net assets applicable to capital shares outstanding............................................................  $ 96,114,687
                                                                          ------------
                                                                          ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F88

                          GT GLOBAL JAPAN GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income.........................................................  $  1,356,810
  Dividend income (net of foreign withholding tax of $116,158)............       663,718
  Other income............................................................         2,221
                                                                            ------------
    Total investment income...............................................     2,022,749
                                                                            ------------
Expenses:
  Investment management and administration fees (Note 2)..................     1,367,702
  Service and distribution expenses: (Note 2)
    Class A.................................................  $    334,198
    Class B.................................................       439,916       774,114
                                                              ------------
  Transfer agent fees (Note 2)............................................       486,650
  Custodian fees (Note 1).................................................       109,903
  Registration and filing fees............................................        75,992
  Printing and postage expenses...........................................        71,503
  Audit fees..............................................................        53,358
  Fund accounting fees (Note 2)...........................................        35,119
  Trustees' fees and expenses (Note 2)....................................        14,640
  Legal fees..............................................................        11,882
  Other expenses..........................................................         7,446
                                                                            ------------
    Total expenses before reductions......................................     3,008,309
                                                                            ------------
      Expense reductions (Notes 1 & 5)....................................      (144,104)
                                                                            ------------
    Total net expenses....................................................     2,864,205
                                                                            ------------
Net investment loss.......................................................      (841,456)
                                                                            ------------
Net realized and unrealized gain (loss) on investments and
  foreign currencies: (Note 1)
  Net realized loss on investments..........................    (8,109,001)
  Net realized gain on foreign currency transactions........    11,961,938
                                                              ------------
    Net realized gain during the year.....................................     3,852,937
  Net change in unrealized appreciation on translation of
   assets and liabilities in foreign currencies.............      (464,975)
  Net change in unrealized depreciation of investments......   (11,261,238)
                                                              ------------
    Net unrealized depreciation during the year...........................   (11,726,213)
                                                                            ------------
Net realized and unrealized loss on investments and foreign currencies....    (7,873,276)
                                                                            ------------
Net decrease in net assets resulting from operations......................  $ (8,714,732)
                                                                            ------------
                                                                            ------------

    The accompanying notes are an integral part of the financial statements.

                                      F89

                          GT GLOBAL JAPAN GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                              December 31, 1996   December 31, 1995
                                                              -----------------   -----------------
Increase (Decrease) in net assets
Operations:
  Net investment loss.......................................    $    (841,456)      $    (662,252)
  Net realized gain on investments and foreign currency
   transactions.............................................        3,852,937          14,964,910
  Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities in foreign
   currencies...............................................         (464,975)            923,132
  Net change in unrealized depreciation of investments......      (11,261,238)        (11,851,499)
                                                              -----------------   -----------------
    Net increase (decrease) in net assets resulting from
     operations.............................................       (8,714,732)          3,374,291
                                                              -----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................       (2,883,812)        (11,936,435)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................       (1,472,016)         (4,652,476)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................          (18,593)            (58,144)
                                                              -----------------   -----------------
    Total distributions.....................................       (4,374,421)        (16,647,055)
                                                              -----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........      510,718,392         565,596,580
  Decrease from capital shares repurchased..................     (554,451,474)       (524,808,353)
                                                              -----------------   -----------------
    Net increase (decrease) from capital share
     transactions...........................................      (43,733,082)         40,788,227
                                                              -----------------   -----------------
Total increase (decrease) in net assets.....................      (56,822,235)         27,515,463
Net assets:
  Beginning of year.........................................      152,936,922         125,421,459
                                                              -----------------   -----------------
  End of year*..............................................    $  96,114,687       $ 152,936,922
                                                              -----------------   -----------------
                                                              -----------------   -----------------
  --------------
   *Includes undistributed net investment income of.........    $           0       $           0
                                                              -----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                                      F90

                          GT GLOBAL JAPAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   Class A+
                                          ----------------------------------------------------------
                                                           Year ended December 31,
                                          ----------------------------------------------------------
                                           1996 (a)    1995 (a)      1994        1993      1992 (a)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.00   $   12.15   $   11.61   $    8.70   $   11.16
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.04)      (0.04)      (0.04)      (0.14)      (0.00) *
  Net realized and unrealized gain
   (loss) on investments................      (0.77)       0.26        0.79        3.05       (2.40)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............      (0.81)       0.22        0.75        2.91       (2.40)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.43)      (1.37)      (0.21)         --       (0.06)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    9.76   $   11.00   $   12.15   $   11.61   $    8.70
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............      (7.43)%      1.94%       6.56%      33.45%      (21.5)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  63,585   $ 111,105   $  98,066   $  88,487   $  93,865
Ratio of net investment loss to average
 net assets.............................      (0.40)%     (0.40)%     (0.32)%      (0.3)%      (0.0)%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.84%       1.99%       1.91%        2.1%        2.2%*
  Without expense reductions............       1.94%       2.14%       2.03%         --%**        --%**
Portfolio turnover rate++++.............         31%         67%         49%        104%        115%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0971         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)% (See
     Note 2).
 * * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized
 (c) Annualized
 (d) Total investment return does not include sales charges.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F91

                          GT GLOBAL JAPAN GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                              Class B++                           Advisor Class+++
                                          -------------------------------------------------  ---------------------------
                                                                              April 1, 1993                 June 1, 1995
                                               Year ended December 31,             to         Year ended         to
                                          ----------------------------------  December 31,   December 31,   December 31,
                                           1996 (a)    1995 (a)      1994         1993         1996 (a)       1995 (a)
                                          ----------  ----------  ----------  -------------  -------------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   10.78   $   12.02   $   11.57     $    9.85      $   11.02     $   10.50
                                          ----------  ----------  ----------  -------------  -------------  ------------
Income from investment operations:
  Net investment loss...................      (0.11)      (0.12)      (0.13)        (0.18)         (0.01)        (0.00)
  Net realized and unrealized gain
   (loss) on investments................      (0.75)       0.25        0.79          1.90          (0.77)         1.89
                                          ----------  ----------  ----------  -------------  -------------  ------------
    Net increase (decrease) from
     investment operations..............      (0.86)       0.13        0.66          1.72          (0.78)         1.89
                                          ----------  ----------  ----------  -------------  -------------  ------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.43)      (1.37)      (0.21)           --          (0.43)        (1.37)
                                          ----------  ----------  ----------  -------------  -------------  ------------
Net asset value, end of period..........  $    9.49   $   10.78   $   12.02     $   11.57      $    9.81     $   11.02
                                          ----------  ----------  ----------  -------------  -------------  ------------
                                          ----------  ----------  ----------  -------------  -------------  ------------
Total investment return (d).............      (8.05)%      1.20%       5.81%        17.46%(b)       (7.14)%      18.14 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  32,116   $  41,274   $  27,355     $   3,699      $     413     $     558
Ratio of net investment loss to average
 net assets.............................      (1.05)%     (1.05)%     (0.97)%        (0.9)%(c)       (0.05)%      (0.05)%(c)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.49%       2.64%       2.56%          2.7%(c)        1.49%        1.64 %(c)
  Without expense reductions............       2.59%       2.79%       2.68%           --%**        1.59%         1.79 %(c)
Portfolio turnover rate++++.............         31%         67%         49%          104%            31%           67 %
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0971         N/A         N/A           N/A      $  0.0971           N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)% (See
     Note 2).
 * * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized
 (c) Annualized
 (d) Total investment return does not include sales charges.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F92

                          GT GLOBAL JAPAN GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global Japan Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) Portfolio Valuation
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type. However, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued to the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if

                                      F93

                          GT GLOBAL JAPAN GROWTH FUND

the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values or interest rates. At December 31, 1996, the Fund had segregated securities valued at $11,422,949 and cash of $1,405,431 to cover margin requirements on open futures contracts.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value of $5,699,560 were on loan to brokers. The loans were secured by cash collateral of $5,979,995, received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended December 31, 1996, the Fund received securities lending fees of $89,879 which were used to reduce custodian fees.

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue

                                      F94

                          GT GLOBAL JAPAN GROWTH FUND

Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

(J) Distributions to Shareholders
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Restricted Securities
The Fund is permitted to invest in privately placed restricted securities. These securities may by resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) Line of Credit
The Fund, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. On December 31, 1996, the Fund borrowed $2,000,000 at a money market rate.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $2,000,000 with a weighted average interest rate of 8%. Interest incurred on this loan for the year ended December 31, 1996 was $444.

2. Related Parties
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained $47,700 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $18,349 for the year ended December 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the year ended December 31, 1996, GT Global collected such CDSCs in the amount of $330,744. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily

                                      F95

                          GT GLOBAL JAPAN GROWTH FUND

net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $36,975,149 and $63,613,560, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

                                      F96

                          GT GLOBAL JAPAN GROWTH FUND

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           Capital Share Transactions


                                                                     Year ended                   Year ended
                                                                  December 31, 1996           December 31, 1995
                                                              -------------------------  ----------------------------
Class A                                                         Shares        Amount        Shares         Amount
------------------------------------------------------------  -----------  ------------  -------------  -------------
Shares sold.................................................   39,042,903  $423,073,924     42,162,424  $ 483,616,630
Shares issued in connection with reinvestment of
  distributions.............................................      225,741     2,221,785        899,831      9,789,980
                                                              -----------  ------------  -------------  -------------
                                                               39,268,644   425,295,709     43,062,255    493,406,610
Shares repurchased..........................................  (42,853,058) (464,603,203)   (41,032,648)  (470,692,845)
                                                              -----------  ------------  -------------  -------------
Net increase (decrease).....................................   (3,584,414) $(39,307,494)     2,029,607  $  22,713,765
                                                              -----------  ------------  -------------  -------------
                                                              -----------  ------------  -------------  -------------

                                                                     Year ended                   Year ended
                                                                  December 31, 1996           December 31, 1995
                                                              -------------------------  ----------------------------
Class B                                                         Shares        Amount        Shares         Amount
------------------------------------------------------------  -----------  ------------  -------------  -------------
Shares sold.................................................    7,303,169  $ 77,038,650      5,971,262  $  67,899,245
Shares issued in connection with reinvestment of
  distributions.............................................      111,715     1,070,181        340,110      3,629,261
                                                              -----------  ------------  -------------  -------------
                                                                7,414,884    78,108,831      6,311,372     71,528,506
Shares repurchased..........................................   (7,859,944)  (82,438,811)    (4,758,650)   (53,997,274)
                                                              -----------  ------------  -------------  -------------
Net increase (decrease).....................................     (445,060) $ (4,329,980)     1,552,722  $  17,531,232
                                                              -----------  ------------  -------------  -------------
                                                              -----------  ------------  -------------  -------------

                                                                                                 June 1, 1995
                                                                                           (commencement of sale of
                                                                     Year ended                    shares)
                                                                  December 31, 1996          to December 31, 1995
                                                              -------------------------  ----------------------------
Advisor Class                                                   Shares        Amount        Shares         Amount
------------------------------------------------------------  -----------  ------------  -------------  -------------
Shares sold.................................................      666,196  $  7,296,458         55,192  $     604,443
Shares issued in connection with reinvestment of
  distributions.............................................        1,759        17,394          5,231         57,021
                                                              -----------  ------------  -------------  -------------
                                                                  667,955     7,313,852         60,423        661,464
Shares repurchased..........................................     (676,463)   (7,409,460)        (9,811)      (118,234)
                                                              -----------  ------------  -------------  -------------
Net increase (decrease).....................................       (8,508) $    (95,608)        50,612  $     543,230
                                                              -----------  ------------  -------------  -------------
                                                              -----------  ------------  -------------  -------------

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $54,225 under these arrangements.

--------------
Federal Tax Information (Unaudited):

Pursuant to section 852 of the Internal Revenue Code, the GT Global Japan Growth Fund designates $3,387,112 as a capital gain dividend for the fiscal year ended December 31, 1996.

                                      F97

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS


                                     NOTES


--------------------------------------------------------------------------------

                             GT GLOBAL EQUITY FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      EQUSX705MC

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information

                                  May 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global America Small Cap Growth Fund ("Small Cap Fund") and GT Global America Value Fund ("America Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. The Small Cap Fund and America Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Class A and Class B Prospectus dated May 1, 1997, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.


Chancellor LGT Asset Management, Inc. (the "Manager") serves as each Portfolio's investment manager and administrator, and also serves as each Fund's administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                          PAGE NO.
                                                                                                                         -----------

Investment Objectives and Policies.....................................................................................       2
Options and Futures....................................................................................................       4
Risk Factors...........................................................................................................      11
Investment Limitations.................................................................................................      12
Execution of Portfolio Transactions....................................................................................      14
Trustees and Executive Officers........................................................................................      16
Management.............................................................................................................      18
Valuation of Shares....................................................................................................      20
Information Relating to Sales and Redemptions..........................................................................      21
Taxes..................................................................................................................      23
Additional Information.................................................................................................      25
Investment Results.....................................................................................................      26
Description of Debt Ratings............................................................................................      31
Financial Statements...................................................................................................      33


[LOGO]

                   Statement of Additional Information Page 1

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and America Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a registered open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Portfolios may invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless the Manager determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS

Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs") American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the

                   Statement of Additional Information Page 2

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. The Manager will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.



Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three

                   Statement of Additional Information Page 3

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.



Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.



Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


TEMPORARY DEFENSIVE STRATEGIES

Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"), at the time of investment or, if unrated, deemed by the Manager to be of comparable quality.


--------------------------------------------------------------------------------

                              OPTIONS AND FUTURES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

                   Statement of Additional Information Page 4

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
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        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS
A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of the Manager, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Each Portfolio does not consider a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.


The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will

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permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the Manager deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

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PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such option, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Portfolio's current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Portfolio, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless the Manager believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.


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INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.


Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.


If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS

A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in stock prices.


The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

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Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

Each Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect the Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any

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deduction for the transaction costs, if the account were then closed out. A 15%
decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES
To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of

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the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.


COVER
Transactions using Futures Contracts and options (other than options that a Portfolio has purchased) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES

A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.


Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of

                  Statement of Additional Information Page 11

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by that Board of Trustees. The Manager takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security;
(iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). The Manager monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to Growth Portfolio's Board of Trustees.


DEBT SECURITIES

Each Portfolio is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Manager reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that the Manager determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.



Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Manager will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to despose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.


--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

THE FUNDS

The Small Cap Fund and America Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:


    Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Company's Board of Trustees.



Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Portfolio's shares represented at a


                  Statement of Additional Information Page 12

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

meeting at which more than 50% of the outstanding shares are represented, or
(ii) more than 50% of the Portfolio's outstanding shares. Whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Neither Portfolio may:


        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts and options;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts and options will not be deemed to be a pledge of a Portfolio's assets;

        (6) Borrow money in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts or options thereon. The Portfolios may make deposits of margin in connection with futures contracts and options thereon;

        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

        (9) Make loans, except that the Portfolio may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;


       (10) Purchase or retain the securities of an issuer if, to the knowledge of the Portfolio after reasonable inquiry, any of the Trustees or officers of Growth Portfolio or the Portfolio's investment adviser or distributor individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer and together own beneficially more than 5% of the securities;


       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Portfolio's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above.


The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:


        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

                  Statement of Additional Information Page 13

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;


        (3) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into; or

        (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.


--------------------------------------------------------------------------------

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------
Subject to policies established by Growth Portfolio's Board of Trustees, the Manager is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing portfolio transactions, the Manager seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Portfolios, the Manager may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to the Manager for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of the Portfolio's expenses, such as custodian fees.

Investment decisions for each Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for

                  Statement of Additional Information Page 14

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.


Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Manager serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.



Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the fiscal year ended December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio paid aggregate brokerage commissions of $54,241 and $3,317, respectively. For the fiscal year ended December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Value Portfolio paid aggregate brokerage commissions of $37,380 and $1,032, respectively.


PORTFOLIO TRADING AND TURNOVER

Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal year ended December 31, 1996, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 150% and 256%, respectively.


                  Statement of Additional Information Page 15

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
FUNDS AND ADDRESS                        EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Trustee, Chairman of the Board and       Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) Advisory Board since January 1996; President, GT
50 California Street                     Global since 1995; President and Chief Executive Officer, G.T. Insurance since 1995;
San Francisco, CA 94111                  Director, Liechtenstein Global Trust AG from 1995 to January 1996; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; and Vice President, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Trustee                                  Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner, Baker & McKenzie (a law firm): Director and Chairman, C.D. Stimson Company (a
Trustee                                  private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Trustee                                  various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Trustee                                  services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Trustee                                  from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------
* Mr. Guilfolye and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.

                  Statement of Additional Information Page 16

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
FUNDS AND ADDRESS                        EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, the Manager
San Francisco, CA 94111           from 1994 to October 1996; Vice President -- Finance, the Manager, GT
                                  Global and GT Services from 1990 to 1994; Vice President -- Finance,
                                  G.T. Insurance from 1992 to 1994; and Director, the Manager, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and Principal      Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, the Manager, GT
1166 Avenue of the Americas       Global, GT Services and G.T. Insurance from February 1996 to October
New York, NY 10036                1996; Vice President, the Manager, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to February 1996; General Counsel, the Manager,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, GT Global, GT Services and G.T. Insurance from
                                  May 1994 to October 1996; Senior Vice President, General Counsel and
                                  Secretary, Strong/Corneliuson Management, Inc.; and Secretary, each of the Strong Funds from October 1991 through May 1994.


                            ------------------------


The Company's Board of Trustees has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc., G.T. Global Developing Markets Fund, Inc. and G.T. Global Floating Rate Fund, Inc. and a Trustee and officer of G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies managed by the Manager. Each Trustee and officer serves in total as a Director and or Trustee and officer, respectively, of 12 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Trustee who is not a director, officer or employee of the Manager or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $6,050, $6,050, $5,450 and $6,050, respectively, from the Company for their services as Trustees. For the year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $87,600, $87,600, $80,100 and $87,600, respectively, from the investment companies managed or administered by the Manager for which he or she served as a director or trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the America Value Fund and less than 1% of the shares of the Small Cap Fund.


                  Statement of Additional Information Page 17

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS

The Manager serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract ("Portfolio Management Contract") between Growth Portfolio and the Manager. The Manager serves as administrator to each Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolio and the Funds and provides suitable office space and necessary small office equipment and utilities. For these services, each Fund will pay administration fees to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to the Manager. Each Portfolio pays such fees based on its average daily net assets, computed daily and paid monthly, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% on all amounts thereafter.



The Portfolio Management Contract may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) Growth Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Growth Portfolio's Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Fund, either the Company, Growth Portfolio or the Manager may terminate the contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of $1,293 and $622, respectively, to the Manager. For the same period, the Small Cap Fund and America Value Fund paid administration fees of $755 and $349, respectively, to the Manager. For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Manager reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $1,293 and $622, respectively; for the same period, the Small Cap Fund and America Value Fund reimbursed administration fees in the amounts of $755 and $349, respectively. Accordingly, the manager reimbursed each Fund and its respective Portfolio investment management and administration fees in the aggregate amounts of $2,048 and $971, respectively.



For the fiscal year ended December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $73,312 and $27,487, respectively, to the Manager. For the same period, the Small Cap Fund and America Value Fund paid administration fees of $39,004 and $14,722, respectively, to the Manager. For the fiscal year ended December 31, 1996, the Manager reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $73,312 and $27,487, respectively; for the same period, the Small Cap Fund and America Value Fund paid administration fees of $39,004 and $14,722, respectively. Accordingly, the Manager reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $112,316 and $42,209, respectively.



For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Manager, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 2.00% and 2.65%, respectively, of average daily net assets of the Class A shares and Class B shares of the Funds, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $65,079 and $66,907, respectively.



For the fiscal year ended December 31, 1996, the Manager, pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $58,269 and $164,683, respectively.


DISTRIBUTION SERVICES

Each Fund's Class A and Class B shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.


                  Statement of Additional Information Page 18

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to each class of shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Class A Plan" and a "Class B Plan," respectively, and collectively, the "Plans"). The rate of payment by each Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class of that Fund. All expenses for which GT Global is reimbursed under a Class A Plan will have been incurred within one year of such reimbursement. The Funds make no payments under the Class A Plan or the Class B Plan to any party other than GT Global.



Payments made under the Plans for the fiscal year ended December 31, 1996 by the Small Cap Fund and America Value Fund for Class A and Class B shares were $25,545 and $80,691, and $6,742 and $38,173, respectively.



In approving the continuation of the Plans, the Company's Trustees determined that the continuation of the Plans was in the best interests of the shareholders. Agreements related to the Plans also must be approved by vote of the Company's Trustees, including a majority of those Trustees who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plan, or in any agreement related thereto.



Each Plan requires that, at least quarterly, the Company's Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that as long as it is in effect, the selection and nomination of the Company's Trustees who are not "interested persons" of the Company will be committed to the discretion of those Trustees who are not "interested persons" of the Company, as defined in the 1940 Act.


As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares of the Funds.

The following table reviews the extent of such activity during the last two fiscal years.

                                                                                     SALES CHARGES    AMOUNTS      AMOUNTS
OCTOBER 18, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995                     COLLECTED     RETAINED     REALLOWED
-----------------------------------------------------------------------------------  -------------  -----------  -----------
Small Cap Fund.....................................................................   $     3,729    $   2,815    $     914
America Value Fund.................................................................         1,650          326        1,324


                                                                                     SALES CHARGES    AMOUNTS      AMOUNTS
YEAR ENDED DECEMBER 31, 1996                                                           COLLECTED     RETAINED     REALLOWED
-----------------------------------------------------------------------------------  -------------  -----------  -----------
Small Cap Fund.....................................................................   $    28,750    $   9,945    $  18,805
America Value Fund.................................................................         7,345        1,702        5,643



GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares and certain Class A shares. For the period October 18, 1995 (commencement of operations) to December 31, 1995, GT Global collected contingent deferred sales charges for the Small Cap Fund and America Value Fund of $112 and $0, respectively. For the fiscal year ended December 31, 1996, GT Global collected contingent deferred sales charges for the Small Cap Fund and America Value Fund of $28,162 and $5,608, respectively.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.The Manager also serves as each Fund's pricing and accounting agent. For the fiscal year ended December 31, 1996 and the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and America Value Fund paid accounting services fees of $76 and $3,900, and $36 and $1,472, respectively.



EXPENSES OF THE FUNDS AND THE PORTFOLIOS


Each Fund and each Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses, and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expense and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable, and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicablility to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


                  Statement of Additional Information Page 19

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                              VALUATION OF SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.



Each Portfolio's securities and other assets are valued as follows:


Equity securities, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, provided that such valuations represent fair value.

Options on indices and securities purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Portfolio are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Growth Portfolio's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.



The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. A Portfolio's liabilities, including accruals for expenses, are deducted from its total assets to determine its net assets. The value of a Fund's net assets is the value of its investment in its corresponding Portfolio (i.e., its proportionate interest in the Portfolio's net assets). Once the value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


                  Statement of Additional Information Page 20

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES

A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge that would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.


A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that such entity has discretionary authority with respect to the money invested (e.g. by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES

To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Funds' Prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.


                  Statement of Additional Information Page 21

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended (the "Code"). IRA applications are available from brokers, or GT Global.


EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $ 1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders owning Class A or Class B shares with a value of $10,000 or more of any of the Funds, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly or beginning quarterly on the 25th day of the month the investor first selects). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.



With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.


Shareholders should be aware that systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon 30 days' written notice or by a shareholder upon written notice to a Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES

The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.


REDEMPTIONS IN KIND

It is possible that conditions may arise in the future that would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases and to the extent permitted by Rule 18f-1 under the 1940 Act, the Board may authorize payment to be made in portfolio securities or other property of a Fund's corresponding Portfolio, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily


                  Statement of Additional Information Page 22

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or Futures held for less than three months ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.


Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS

    GENERAL. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.


Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.



Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the


                  Statement of Additional Information Page 23

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.


    OPTIONS AND FUTURES TRANSACTIONS. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund. However, income from the disposition by a Portfolio of options and Futures will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.



If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a Portfolio may be forced to defer the closing out of certain options and Futures, beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.


Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.



The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


                  Statement of Additional Information Page 24

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.

Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Portfolios' assets.


INDEPENDENT ACCOUNTANTS

The Company's and the Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Company and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.



The audited financial statements of the Company and Growth Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 25

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS

Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Trustees; and (4) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                                       AMERICA
                                                                                         SMALL CAP      SMALL CAP       VALUE
                                                                                           FUND           FUND          FUND
PERIOD                                                                                   (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -------------  -------------  -----------
Fiscal year ended December 31, 1996..................................................         8.40%          8.14%         9.65%
October 18, 1995 (commencement of operations) through December 31, 1996..............         9.81%         10.38%        19.83%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Fiscal year ended December 31, 1996..................................................        9.35%
October 18, 1995 (commencement of operations) through December 31, 1996..............       20.28%


NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Trustees; and (3) a complete redemption at the end of any period illustrated.



The average annual Non-Standardized Returns for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as average annualized total returns for the periods shown, were:


                                                                                                                       AMERICA
                                                                                         SMALL CAP      SMALL CAP       VALUE
                                                                                           FUND           FUND          FUND
PERIOD                                                                                   (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -------------  -------------  -----------
Fiscal year ended December 31, 1996..................................................        13.81%         13.14%        15.12%
October 18, 1995 (commencement of operations) through December 31, 1996..............        14.34%         13.63%        23.20%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
Fiscal year ended December 31, 1996..................................................       14.35%
October 18, 1995 (commencement of operations) through December 31, 1996..............       22.43%



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.


                  Statement of Additional Information Page 26

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as aggregate total returns for the periods shown, were:


                                                                                                                       AMERICA
                                                                                         SMALL CAP      SMALL CAP       VALUE
                                                                                           FUND           FUND          FUND
PERIOD                                                                                   (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -------------  -------------  -----------
October 18, 1995 (commencement of operations) through December 31, 1996..............        17.49%         16.61%        28.52%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
October 18, 1995 (commencement of operations) through December 31, 1996..............       27.55%



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Small Cap Fund and America Value Fund, stated as aggregate total returns for the periods shown, were:


                                                                                                                       AMERICA
                                                                                         SMALL CAP      SMALL CAP       VALUE
                                                                                           FUND           FUND          FUND
PERIOD                                                                                   (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------------  -------------  -------------  -----------
October 18, 1995 (commencement of operations) through December 31, 1996..............        11.91%         12.61%        22.41%

                                                                                         AMERICA
                                                                                          VALUE
                                                                                          FUND
PERIOD                                                                                  (CLASS B)
-------------------------------------------------------------------------------------  -----------
October 18, 1995 (commencement of operations) through December 31, 1996..............       23.55%


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager or GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager or GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present and prospective shareholders compare the Fund with the following:

        (1) The Lehman Bros. Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's, or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).

        (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (3) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

                  Statement of Additional Information Page 27

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


        (4) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States.


        (5) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International U.S. Index.

        (9) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.


       (10) Various publications including ratings agencies such as Moody's, S&P and Fitch.


       (11) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (12) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (13) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Fleming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist, Investors Business Daily, Congressional Quarterly and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, as amended, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their invesments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.


GT Global believes each Fund is an appropriate investment for long-term investment goals including funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand


                  Statement of Additional Information Page 28

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales materials and advertisements, the Funds may also discuss these accounts and plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


                  Statement of Additional Information Page 29

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and GT Global will quote data regarding: industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation ("IFC") and Datastream.


 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.



 3) The number of listed companies: IFC, LGT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC, Datastream, S&P 500, DJIA and Wilshire Associates.


 7) The Consumer Price Index and inflation rate: The World Bank, Datastream, IFC and Ibbotson Assoc.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.


14) Top three companies by country, industry or market: IFC, LGT Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.

                  Statement of Additional Information Page 30

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include The World Bank, OECD, IMF, Bloomberg and Datastream).


17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager or GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager or GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


From time to time, GT Global may include in its advertisements and sales material information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" world view determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment

                  Statement of Additional Information Page 31

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories. "A-1" and "A-2" are the two highest commercial paper rating categories. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

                  Statement of Additional Information Page 32

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

PLUS (+) OR MINUS (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
The audited financial statements of each Fund as of December 31, 1996 and for the fiscal year then ended appear on the following pages.

                  Statement of Additional Information Page 33

                            GT GLOBAL AMERICA FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Mid Cap Growth Fund (previously GT Global America Growth Fund), GT Global America Small Cap Growth Fund - Consolidated, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the GT Global America Mid Cap Growth Fund (previously GT Global America Growth
Fund), GT Global America Small Cap Growth Fund - Consolidated, and GT Global America Value Fund - Consolidated, as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                       F1

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Services (31.0%)
  Caribiner International, Inc.-/- ...................................       17,700  $    889,425        4.5
    CONSUMER SERVICES
  Extended Stay America, Inc.-/- .....................................       33,200       668,150        3.4
    LEISURE & TOURISM
  The Sports Authority, Inc.-/- ......................................       29,250       636,188        3.2
    RETAILERS-OTHER
  Proffitt's, Inc.-/- ................................................       14,456       533,065        2.7
    RETAILERS-OTHER
  Quality Dining, Inc.-/- ............................................       28,400       507,650        2.6
    RESTAURANTS
  WinStar Communications, Inc.-/- ....................................       20,900       438,900        2.2
    WIRELESS COMMUNICATIONS
  Hughes Supply, Inc. ................................................        9,800       422,625        2.2
    CONSUMER SERVICES
  Measurex Corp. .....................................................       16,900       405,600        2.1
    CONSUMER SERVICES
  Harveys Casino Resorts .............................................       23,000       388,125        2.0
    LEISURE & TOURISM
  Intercel, Inc.-/- ..................................................       25,000       306,250        1.6
    WIRELESS COMMUNICATIONS
  Stein Mart, Inc.-/- ................................................       14,700       297,675        1.5
    RETAILERS-OTHER
  Rio Hotel and Casino, Inc.-/- ......................................       11,700       171,113        0.9
    LEISURE & TOURISM
  Players International, Inc.-/- .....................................       30,300       162,863        0.8
    LEISURE & TOURISM
  Lamar Advertising Co.-/- ...........................................        5,000       121,250        0.6
    BUSINESS & PUBLIC SERVICES
  Grey Advertising, Inc. .............................................          300        75,000        0.4
    BUSINESS & PUBLIC SERVICES
  Marker International-/- ............................................       10,000        53,750        0.3
    WHOLESALE & INTERNATIONAL TRADE
                                                                                     ------------
                                                                                        6,077,629
                                                                                     ------------
Consumer Durables (15.3%)
  Ethan Allen Interiors, Inc. ........................................       25,100       966,345        4.9
    HOUSING
  Syratech Corp.-/- ..................................................       27,600       869,400        4.4
    APPLIANCES & HOUSEHOLD
  Champion Enterprises, Inc.-/- ......................................       38,068       742,326        3.8
    HOUSING
  Southern Energy Homes, Inc.-/- .....................................       20,100       231,150        1.2
    HOUSING
  REX Stores Corp.-/- ................................................       24,700       200,688        1.0
    CONSUMER ELECTRONICS
                                                                                     ------------
                                                                                        3,009,909
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Finance (14.0%)
  Sovereign Bancorp, Inc. ............................................       47,500  $    623,438        3.2
    BANKS-REGIONAL
  Storage USA, Inc. ..................................................       15,500       583,188        3.0
    REAL ESTATE
  Bradley Real Estate, Inc. ..........................................       22,800       410,400        2.1
    REAL ESTATE INVESTMENT TRUST
  Mid-America Apartment Communities, Inc. ............................        9,800       282,975        1.4
    REAL ESTATE
  Toronto-Dominion Bank{\/} (.) ......................................        9,219       235,085        1.2
    BANKS-REGIONAL
  AmVestors Financial Corp. ..........................................       15,900       234,525        1.2
    INSURANCE-LIFE
  Game Financial Corp.-/- ............................................       26,900       201,750        1.0
    CONSUMER FINANCE
  Union Planters Corp. ...............................................        4,575       178,425        0.9
    BANKS-REGIONAL
                                                                                     ------------
                                                                                        2,749,786
                                                                                     ------------
Capital Goods (13.3%)
  Belden, Inc. .......................................................       22,000       814,000        4.2
    ELECTRICAL PLANT/EQUIPMENT
  Tekelec-/- .........................................................       40,000       630,000        3.2
    TELECOM EQUIPMENT
  Plasma & Materials Technologies, Inc.-/- ...........................       37,500       440,625        2.2
    ELECTRICAL PLANT/EQUIPMENT
  Belmont Homes, Inc.-/- .............................................       42,600       410,025        2.1
    CONSTRUCTION
  American Buildings Co.-/- ..........................................        9,500       226,813        1.2
    CONSTRUCTION
  Cuno, Inc.-/- ......................................................        5,500        81,813        0.4
    ENVIRONMENTAL
                                                                                     ------------
                                                                                        2,603,276
                                                                                     ------------
Technology (5.5%)
  Dallas Semiconductor Corp. .........................................       24,300       558,900        2.8
    SEMICONDUCTORS
  Logicon, Inc. ......................................................       14,300       521,950        2.7
    SOFTWARE
                                                                                     ------------
                                                                                        1,080,850
                                                                                     ------------
Materials/Basic Industry (4.9%)
  Falcon Building Products, Inc.-/- ..................................       32,700       482,325        2.5
    BUILDING MATERIALS & COMPONENTS
  Fibreboard Corp.-/- ................................................       11,500       388,125        2.0
    PAPER/PACKAGING
  Commercial Intertech Corp. .........................................        5,500        74,938        0.4
    METALS - NON-FERROUS
                                                                                     ------------
                                                                                          945,388
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Consumer Non-Durables (4.0%)
  Coachmen Industries, Inc. ..........................................       27,300  $    774,638        4.0
                                                                                     ------------
    RECREATION
Health Care (1.8%)
  Cohr, Inc.-/- ......................................................       12,800       345,600        1.8
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $18,365,112) ..........................                 17,587,076       89.8
                                                                                     ------------      -----

                                                                                        Value        % of Net
Repurchase Agreement                                                                   (Note 1)       Assets
----------------------------------------------------------------------               ------------  -------------
  Dated December 31, 1996, with State Street Bank & Trust Co., due
   January 2, 1997, for an effective yield of 6.25%, collateralized by
   $1,570,000 U.S. Treasury Bonds, 8.125% due 8/15/19 (market value of collateral is $1,883,365, including accrued interest). (cost
   $1,841,320) .......................................................                  1,841,320        9.4
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $20,206,432) * ...............................                 19,428,396       99.2
Other Assets and Liabilities .........................................                    148,920        0.8
                                                                                     ------------      -----

NET ASSETS ...........................................................               $ 19,577,316      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        (.) Country of origin for this security is Canada. All other securities on this portfolio originate from the U.S.
          * For Federal income tax purposes, cost is $20,242,867 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   1,368,000
                 Unrealized depreciation:            (2,182,471)
                                                  -------------
                 Net unrealized depreciation:     $    (814,471)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Finance (28.8%)
  Travelers Group, Inc. ..............................................        5,600  $    254,100        3.1
    INSURANCE - MULTI-LINE
  Allstate Corp. .....................................................        3,575       206,903        2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. ..............................................        2,275       203,044        2.5
    BANKS-MONEY CENTER
  BankAmerica Corp. ..................................................        1,675       167,081        2.0
    BANKS-SUPER REGIONAL
  First Union Corp. (N.C.) ...........................................        2,250       166,500        2.0
    BANKS-SUPER REGIONAL
  Student Loan Marketing Association .................................        1,775       165,297        2.0
    OTHER FINANCIAL
  Norwest Corp. ......................................................        3,725       162,038        2.0
    OTHER FINANCIAL
  NationsBank Corp. ..................................................        1,650       161,288        2.0
    BANKS-SUPER REGIONAL
  Aetna, Inc. ........................................................        1,800       144,000        1.8
    INSURANCE-LIFE
  Exel Ltd. ..........................................................        3,400       128,775        1.6
    INSURANCE - PROPERTY-CASUALTY
  Simon DeBartolo Group, Inc. ........................................        3,150        97,650        1.2
    REAL ESTATE INVESTMENT TRUST
  Bankers Trust New York Corp. .......................................          975        84,094        1.0
    BANKS-MONEY CENTER
  Household International, Inc. ......................................          900        83,025        1.0
    OTHER FINANCIAL
  Corestates Financial Corp. .........................................        1,550        80,406        1.0
    BANKS-SUPER REGIONAL
  Starwood Lodging Trust .............................................        1,350        74,419        0.9
    REAL ESTATE INVESTMENT TRUST
  Beacon Properties Corp. ............................................        1,350        49,444        0.6
    REAL ESTATE INVESTMENT TRUST
  Highwoods Properties, Inc. .........................................        1,425        48,094        0.6
    REAL ESTATE INVESTMENT TRUST
  Equity Residential Property Trust ..................................        1,075        44,344        0.5
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. ..........................................        1,225        43,334        0.5
    REAL ESTATE
                                                                                     ------------
                                                                                        2,363,836
                                                                                     ------------
Services (22.6%)
  Tuesday Morning Corp.-/- ...........................................       13,200       282,145        3.4
    RETAILERS-OTHER
  AT&T Corp. .........................................................        5,650       245,775        3.0
    TELEPHONE - LONG DISTANCE
  Dayton Hudson Corp. ................................................        5,450       213,913        2.6
    RETAILERS-OTHER
  Burlington Northern, Inc. ..........................................        2,400       207,300        2.5
    TRANSPORTATION - ROAD & RAIL

    The accompanying notes are an integral part of the financial statements.

                                       F5

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Services (Continued)
  Sears, Roebuck and Co. .............................................        4,350  $    200,644        2.4
    RETAILERS-OTHER
  GTE Corp. ..........................................................        3,825       174,038        2.1
    TELEPHONE NETWORKS
  Time Warner, Inc. ..................................................        4,225       158,438        1.9
    BROADCASTING & PUBLISHING
  Federated Department Stores, Inc.-/- ...............................        3,700       126,263        1.5
    RETAILERS-APPAREL
  Comcast Corp. "A" ..................................................        5,075        90,398        1.1
    CABLE TELEVISION
  The Limited, Inc. ..................................................        4,725        86,822        1.1
    RETAILERS-APPAREL
  Telefonica De Peru - ADR{\/} (.) ...................................        4,400        83,050        1.0
    TELEPHONE NETWORKS
                                                                                     ------------
                                                                                        1,868,786
                                                                                     ------------
Energy (18.5%)
  Tosco Corp. ........................................................        2,400       189,900        2.3
    GAS PRODUCTION & DISTRIBUTION
  Amerada Hess Corp. .................................................        2,925       169,284        2.1
    OIL
  Texaco, Inc. .......................................................        1,725       169,266        2.1
    OIL
  CMS Energy Corp. ...................................................        3,950       132,819        1.6
    ENERGY EQUIPMENT & SERVICES
  Illinova Corp. .....................................................        4,775       131,313        1.6
    ENERGY EQUIPMENT & SERVICES
  Occidental Petroleum Corp. .........................................        5,350       125,056        1.5
    OIL
  Amoco Corp. ........................................................        1,100        88,550        1.1
    OIL
  Edison International ...............................................        4,400        87,450        1.1
    ELECTRICAL & GAS UTILITIES
  Pinnacle West Capital Corp. ........................................        2,725        86,519        1.1
    ELECTRICAL & GAS UTILITIES
  Ultramar Diamond Shamrock Corp. ....................................        2,725        86,178        1.0
    OIL
  Southern Co. .......................................................        3,800        85,975        1.0
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ........................................................          700        85,575        1.0
    OIL
  GPU, Inc. ..........................................................        2,525        84,903        1.0
    ELECTRICAL & GAS UTILITIES
                                                                                     ------------
                                                                                        1,522,788
                                                                                     ------------
Materials/Basic Industry (11.4%)
  Hercules, Inc. .....................................................        5,275       228,144        2.8
    CHEMICALS
  Aluminum Company of America (ALCOA) ................................        2,700       172,125        2.1
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

                                       F6

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Materials/Basic Industry (Continued)
  W.R. Grace & Co. ...................................................        3,225  $    166,894        2.0
    CHEMICALS
  Union Carbide Corporate Holdings Co. ...............................        3,725       152,259        1.9
    CHEMICALS
  Monsanto Co. .......................................................        3,250       126,344        1.5
    CHEMICALS
  Champion International Corp. .......................................        2,000        86,500        1.1
    PAPER/PACKAGING
                                                                                     ------------
                                                                                          932,266
                                                                                     ------------
Capital Goods (7.7%)
  WMX Technologies, Inc. .............................................        7,100       231,638        2.8
    ENVIRONMENTAL
  Textron, Inc. ......................................................        1,800       169,650        2.1
    AEROSPACE/DEFENSE
  PPG Industries, Inc. ...............................................        2,800       157,150        1.9
    MACHINERY & ENGINEERING
  AlliedSignal, Inc.-/- ..............................................        1,150        77,050        0.9
    AEROSPACE/DEFENSE
                                                                                     ------------
                                                                                          635,488
                                                                                     ------------
Consumer Non-Durables (5.1%)
  Philip Morris Cos., Inc. ...........................................        2,450       275,931        3.4
    FOOD
  RJR Nabisco Holdings Corp. .........................................        2,675        90,950        1.1
    TOBACCO
  Fruit of the Loom, Inc.-/- .........................................        1,200        45,450        0.6
    TEXTILES & APPAREL
                                                                                     ------------
                                                                                          412,331
                                                                                     ------------
Consumer Durables (5.0%)
  Ford Motor Co. .....................................................        6,550       208,781        2.5
    AUTOMOBILES
  Chrysler Corp. .....................................................        6,125       202,125        2.5
    AUTOMOBILES
                                                                                     ------------
                                                                                          410,906
                                                                                     ------------
Technology (2.7%)
  3Com Corp.-/- ......................................................        3,000       220,125        2.7
                                                                                     ------------
    NETWORKING
Health Care (2.5%)
  Schering-Plough Corp. ..............................................        1,800       116,550        1.4
    PHARMACEUTICALS
  Meditrust Corp. ....................................................        2,300        92,000        1.1
    HEALTH CARE SERVICES
                                                                                     ------------
                                                                                          208,550
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $8,590,364) ...........................                  8,575,076      104.3
                                                                                     ------------      -----

    The accompanying notes are an integral part of the financial statements.

                                       F7

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Repurchase Agreement                                                                   (Note 1)       Assets
----------------------------------------------------------------------               ------------  -------------
  Dated December 31, 1996, with State Street Bank and Trust Company, due January 2, 1997, for an effective yield of 6.25%,
   collateralized by $285,000 U.S. Treasury Bonds, 8.125% due 8/15/19
   (market value of collateral is $350,568, including accrued
   interest). (cost $335,058) ........................................               $    335,058        4.1
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $8,925,422)  * ...............................                  8,910,134      108.4
Other Assets and Liabilities .........................................                   (687,135)      (8.4)
                                                                                     ------------      -----

NET ASSETS ...........................................................               $  8,222,999      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        (.) Country of origin for this security is Peru. All other securities on this portfolio originate from the U.S.
          * For Federal income tax purposes, cost is $8,932,288 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     247,944
                 Unrealized depreciation:              (270,098)
                                                  -------------
                 Net unrealized depreciation:     $     (22,154)
                                                  -------------
                                                  -------------

             Abbreviations
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F8

                            GT GLOBAL AMERICA FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                 GT Global
                                                                                       ------------------------------
                                                                                          America
                                                                                         Small Cap        America
                                                                                           Growth          Value
                                                                                       Fund-Consolidated Fund-Consolidated
                                                                                       --------------  --------------
Assets:
  Investments in securities, at value (cost $20,206,432; $591,597,202; and
   $8,925,422, respectively) (Note 1)................................................    $19,428,396     $8,910,134
  U.S. currency......................................................................           719             458
  Dividends receivable...............................................................         5,419          19,245
  Receivable for Fund shares sold....................................................       243,542          55,384
  Receivable for securities sold.....................................................            --         375,200
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2).....................            --             164
  Unamortized organizational costs (Note 1)..........................................        67,160          67,160
  Miscellaneous receivable...........................................................            --              --
  Cash held as collateral for securities loaned (Note 1).............................       383,400              --
                                                                                       --------------  --------------
    Total assets.....................................................................    20,128,636       9,427,745
                                                                                       --------------  --------------
Liabilities:
  Payable for custodian fees (Note 1)................................................         1,246             847
  Payable for fund accounting fees (Note 2)..........................................         1,316             655
  Payable for Fund shares repurchased................................................            --         145,847
  Payable for investment management and administration fees (Note 2).................         6,085              --
  Payable for loan outstanding (Note 1)..............................................            --       1,000,000
  Payable for printing and postage expenses..........................................        28,326          23,712
  Payable for professional fees......................................................        17,368          14,390
  Payable for registration and filing fees...........................................         2,236             800
  Payable for securities purchased...................................................        88,158              --
  Payable for service and distribution expenses (Note 2).............................        11,436           5,367
  Payable for transfer agent fees (Note 2)...........................................         5,396           4,727
  Payable for Trustees' fees and expenses (Note 2)...................................         4,769           4,769
  Other accrued expenses (Note 1)....................................................         1,484           3,532
  Collateral for securities loaned (Note 1)..........................................       383,400              --
                                                                                       --------------  --------------
    Total liabilities................................................................       551,220       1,204,646
  Minority interest (Notes 1 & 2)....................................................           100             100
                                                                                       --------------  --------------
Net assets...........................................................................    $19,577,316     $8,222,999
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Class A:
Net asset value and redemption price per share ($8,448,005 DIVIDED BY 674,639;
 $343,426,924 DIVIDED BY 16,536,083; and $2,528,653 DIVIDED BY 172,644 shares
 outstanding, respectively)..........................................................    $    12.52      $    14.65
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Maximum offering price per share (100/95.25 of $12.52; 100/95.25 of $20.77; and
 100/95.25 of $14.65, respectively) *................................................    $    13.14      $    15.38
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Class B+
Net asset value and offering price per share ($10,694,097 DIVIDED BY 861,017;
 $334,589,970 DIVIDED BY 16,498,419; and $5,503,054 DIVIDED BY 378,527 shares
 outstanding, respectively)..........................................................    $    12.42      $    14.54
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share
 ($435,214 DIVIDED BY 34,597; $1,986,184 DIVIDED BY 95,684; and
 $191,292 DIVIDED BY 12,994 shares outstanding, respectively)........................    $    12.58      $    14.72
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Net assets consist of:
  Paid in capital (Note 4)...........................................................    $20,517,740     $7,555,852
  Accumulated net realized gain (loss) on investments and foreign currency
   transactions......................................................................      (162,388)        682,435
  Net unrealized appreciation (depreciation) of investments..........................      (778,036)        (15,288)
                                                                                       --------------  --------------
Total -- representing net assets applicable to capital shares outstanding............    $19,577,316     $8,222,999
                                                                                       --------------  --------------
                                                                                       --------------  --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                            GT GLOBAL AMERICA FUNDS

                            STATEMENTS OF OPERATIONS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                  GT Global
                                                                                       -------------------------------
                                                                                          America
                                                                                         Small Cap         America
                                                                                           Growth           Value
                                                                                       Fund-Consolidated Fund-Consolidated
                                                                                       --------------  ---------------
Investment income: (Note 1)
  Interest income....................................................................    $  139,343       $  38,541
  Dividend income....................................................................       100,331          73,377
  Other income.......................................................................        13,476              --
                                                                                       --------------  ---------------
    Total investment income..........................................................       253,150         111,918
                                                                                       --------------  ---------------
Expenses:
  Amortization of organization costs (Note 1)........................................        17,751          17,751
  Custodian fees (Note 1)............................................................         9,620          11,920
  Fund accounting fees (Note 2)......................................................         3,900           1,472
  Insurance expenses.................................................................            --              --
  Investment management and administration fees (Note 2).............................       112,316          42,209
  Printing and postage expenses......................................................        84,918          74,018
  Professional fees..................................................................        68,740          63,594
  Registration and filing fees.......................................................        46,078          47,078
  Service and distribution expenses: (Note 2)
    Class A..........................................................................        25,545           6,742
    Class B..........................................................................        80,691          38,173
  Transfer agent fees (Note 2).......................................................        65,971          26,438
  Trustees' fees and expenses (Note 2)...............................................        16,640          16,640
  Other expenses (Note 1)............................................................         2,081           2,935
                                                                                       --------------  ---------------
  Total expenses before reductions and reimbursement.................................       534,251         348,970
    Expense reductions (Notes 1 & 6).................................................            --              --
    Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2)............      (170,585)       (206,892)
                                                                                       --------------  ---------------
  Total net expenses.................................................................       363,666         142,078
                                                                                       --------------  ---------------
Net investment loss..................................................................      (110,516)        (30,160)
                                                                                       --------------  ---------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments...................................................     1,264,693         733,904
  Net realized gain (loss) on foreign currency transactions..........................            (4)             --
  Net change in unrealized appreciation (depreciation) of investments................      (782,829)        (69,965)
                                                                                       --------------  ---------------
Net realized and unrealized gain on investments......................................       481,860         663,939
                                                                                       --------------  ---------------
Net increase in net assets resulting from operations.................................    $  371,344       $ 633,779
                                                                                       --------------  ---------------
                                                                                       --------------  ---------------

    The accompanying notes are an integral part of the financial statements.

                                      F10

                            GT GLOBAL AMERICA FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                          GT Global
                                                                    ------------------------------------------------------
                                                                        America Small Cap             America Value
                                                                     Growth Fund-Consolidated       Fund-Consolidated
                                                                    --------------------------  --------------------------
                                                                                  October 18,                 October 18,
                                                                                     1995                        1995
                                                                                 (commencement               (commencement
                                                                                      of                          of
                                                                    Year ended    operations)   Year ended    operations)
                                                                     December         to         December         to
                                                                        31,      December 31,       31,      December 31,
                                                                       1996          1995          1996          1995
                                                                    -----------  -------------  -----------  -------------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)....................................   $(110,516)    $   4,070     $ (30,160)    $   1,048
  Net realized gain on investments and foreign currency
   transactions...................................................   1,264,689            --       733,904            --
  Net change in unrealized appreciation (depreciation) of
   investments....................................................    (782,829)        4,793       (69,965)       54,677
                                                                    -----------  -------------  -----------  -------------
    Net increase in net assets resulting from operations..........     371,344         8,863       633,779        55,725
                                                                    -----------  -------------  -----------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income......................................          --            --            --            --
  From net realized gain on investments...........................    (564,752)           --        (7,007)           --
Class B:
Distributions to shareholders: (Note 1)
  From net investment income......................................          --            --            --            --
  From net realized gain on investments...........................    (727,944)           --       (14,950)           --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income......................................          --            --            --            --
  From net realized gain on investments...........................     (28,106)           --          (443)           --
                                                                    -----------  -------------  -----------  -------------
    Total distributions...........................................  (1,320,802)           --       (22,400)           --
                                                                    -----------  -------------  -----------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested................  43,976,336     4,974,031    11,770,124     2,211,337
  Decrease from capital shares repurchased........................  (27,455,528)  (1,076,928)   (6,364,460)     (161,106)
                                                                    -----------  -------------  -----------  -------------
    Net increase (decrease) from capital share transactions.......  16,520,808     3,897,103     5,405,664     2,050,231
                                                                    -----------  -------------  -----------  -------------
Total increase (decrease) in net assets...........................  15,571,350     3,905,966     6,017,043     2,105,956
Net assets:
  Beginning of period.............................................   4,005,966       100,000     2,205,956       100,000
                                                                    -----------  -------------  -----------  -------------
  End of period *.................................................  1$9,577,316    $4,005,966    $8,222,999    $2,205,956
                                                                    -----------  -------------  -----------  -------------
                                                                    -----------  -------------  -----------  -------------
 *Includes undistributed/accumulated net investment income
 (loss)...........................................................   $       0     $   4,070     $       0     $   1,048
                                                                    -----------  -------------  -----------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F11

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    Class A                       Class B
                                          ----------------------------  ----------------------------
                                                         October 18,                   October 18,
                                                             1995                          1995
                                                        (commencement                 (commencement
                                              Year      of operations)      Year      of operations)
                                             ended       to December       ended       to December
                                          December 31,       31,        December 31,       31,
                                            1996 (d)       1995 (d)       1996 (d)       1995 (d)
                                          ------------  --------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.80      $   11.43      $   11.78      $   11.43
                                          ------------  --------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.05) **        0.04*        (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................        1.69           0.33           1.70           0.33
                                          ------------  --------------  ------------  --------------
    Net increase from investment
     operations.........................        1.64           0.37           1.56           0.35
                                          ------------  --------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.92)            --          (0.92)            --
                                          ------------  --------------  ------------  --------------
    Total distributions.................       (0.92)            --          (0.92)            --
                                          ------------  --------------  ------------  --------------
Net asset value, end of period..........   $   12.52      $   11.80      $   12.42      $   11.78
                                          ------------  --------------  ------------  --------------
                                          ------------  --------------  ------------  --------------

Total investment return (c).............       13.81 %         3.24 %(b)      13.14 %        3.06 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   8,448      $   1,931      $  10,694      $   2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reimbursement by
   Chancellor LGT Asset Management, Inc.
   (Note 2).............................       (0.38)%         1.68 %(a)      (1.03)%        1.03 %(a)
  Without expense reimbursement by
   Chancellor LGT Asset Management,
   Inc..................................       (1.47)%       (20.52)%(a)      (2.12)%      (21.17)%(a)
Ratio of expenses to average net assets:
  With expense reimbursement by
   Chancellor LGT Asset Management, Inc.
   (Note 2).............................        2.00 %         2.00 %(a)       2.65 %        2.65 %(a)
  Without expense reimbursement by
   Chancellor LGT Asset Management,
   Inc..................................        3.09 %        24.20 %(a)       3.74 %       24.85 %(a)
Portfolio turnover rate+................         150 %          N/A            150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0489            N/A      $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon weighted average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.
                                      F12

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                 Advisor Class
                                          ----------------------------
                                                         October 18,
                                                             1995
                                                        (commencement
                                              Year      of operations)
                                             ended       to December
                                          December 31,       31,
                                            1996 (d)       1995 (d)
                                          ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.81      $   11.43
                                          ------------  --------------
Income from investment operations:
  Net investment income (loss)..........          --**         0.05*
  Net realized and unrealized gain on
   investments..........................        1.69           0.33
                                          ------------  --------------
    Net increase from investment
     operations.........................        1.69           0.38
                                          ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.92)            --
                                          ------------  --------------
    Total distributions.................       (0.92)            --
                                          ------------  --------------
Net asset value, end of period..........   $   12.58      $   11.81
                                          ------------  --------------
                                          ------------  --------------

Total investment return (c).............       14.22 %         3.32 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     435      $      52
Ratio of net investment income (loss) to
 average net assets:
  With expense reimbursement by
   Chancellor LGT Asset Management, Inc.
   (Note 2).............................       (0.03)%         2.03 %(a)
  Without expense reimbursement by
   Chancellor LGT Asset Management,
   Inc..................................       (1.12)%       (20.17)%(a)
Ratio of expenses to average net assets:
  With expense reimbursement by
   Chancellor LGT Asset Management, Inc.
   (Note 2).............................        1.65 %         1.65 %(a)
  Without expense reimbursement by
   Chancellor LGT Asset Management,
   Inc..................................        2.74 %        23.85 %(a)
Portfolio turnover rate+................         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon weighted average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.
                                      F13

                          GT GLOBAL AMERICA VALUE FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    Class A                       Class B
                                          ----------------------------  ----------------------------
                                                         October 18,                   October 18,
                                                             1995                          1995
                                                        (commencement                 (commencement
                                              Year      of operations)      Year      of operations)
                                             ended       to December       ended       to December
                                          December 31,       31,        December 31,       31,
                                            1996 (d)       1995 (d)       1996 (d)       1995 (d)
                                          ------------  --------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.76      $   11.43      $   12.75      $   11.43
                                          ------------  --------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.01) **        0.03*        (0.10) **        0.01*
  Net realized and unrealized gain on
   investments..........................        1.94           1.30           1.93           1.31
                                          ------------  --------------  ------------  --------------
    Net increase from investment
     operations.........................        1.93           1.33           1.83           1.32
                                          ------------  --------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.04)            --          (0.04)            --
                                          ------------  --------------  ------------  --------------
    Total distributions.................       (0.04)            --          (0.04)            --
                                          ------------  --------------  ------------  --------------
Net asset value, end of period..........   $   14.65      $   12.76      $   14.54      $   12.75
                                          ------------  --------------  ------------  --------------
                                          ------------  --------------  ------------  --------------

Total investment return (c).............       15.12 %        11.64 %(b)      14.35 %       11.55 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   2,529      $     870      $   5,503      $   1,254
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by Chancellor LGT
   Asset Management, Inc. (Note 2)......       (0.10)%         1.10 %(a)      (0.75)%        0.45 %(a)
  Without reimbursement by Chancellor
   LGT Asset Management, Inc............       (3.61)%       (47.44)%(a)      (4.26)%      (48.09)%(a)
Ratio of expenses to average net assets:
  With reimbursement by Chancellor LGT
   Asset Management, Inc. (Note 2)......        2.00 %         2.00 %(a)       2.65 %        2.65 %(a)
  Without reimbursement by Chancellor
   LGT Asset Management, Inc............        5.51 %        50.54 %(a)       6.16 %       51.19 %(a)
Portfolio turnover rate+................         256 %          N/A            256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0551            N/A      $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon weighted average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc, the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50),$(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.
                                      F14

                          GT GLOBAL AMERICA VALUE FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                 Advisor Class
                                          ----------------------------
                                                         October 18,
                                                             1995
                                                        (commencement
                                              Year      of operations)
                                             ended       to December
                                          December 31,       31,
                                            1996 (d)       1995 (d)
                                          ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.77      $   11.43
                                          ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.03**         0.04*
  Net realized and unrealized gain on
   investments..........................        1.96           1.30
                                          ------------  --------------
    Net increase from investment
     operations.........................        1.99           1.34
                                          ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.04)            --
                                          ------------  --------------
    Total distributions.................       (0.04)            --
                                          ------------  --------------
Net asset value, end of period..........   $   14.72      $   12.77
                                          ------------  --------------
                                          ------------  --------------

Total investment return (c).............       15.58 %        11.72 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     191      $      81
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by Chancellor LGT
   Asset Management, Inc. (Note 2)......        0.25 %         1.45 %(a)
  Without reimbursement by Chancellor
   LGT Asset Management, Inc............       (3.26)%       (47.09)%(a)
Ratio of expenses to average net assets:
  With reimbursement by Chancellor LGT
   Asset Management, Inc. (Note 2)......        1.65 %         1.65 %(a)
  Without reimbursement by Chancellor
   LGT Asset Management, Inc............        5.16 %        50.19 %(a)
Portfolio turnover rate+................         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon weighted average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc, the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50),$(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.
                                      F15

                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global America Mid Cap Growth Fund (formerly named GT Global America Growth
Fund), GT Global America Small Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds and Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) Portfolio Valuation
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) Repurchase Agreements
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" hereinafter includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) Option Accounting Principles
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or

                                      F16

                            GT GLOBAL AMERICA FUNDS

Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value listed below were on loan to brokers. These loans were secured by cash collateral received by the fund or portfolios:

                                                 December 31, 1996              Year ended
                                          --------------------------------   December 31, 1996
                                          Aggregate Value        Cash        -----------------
GT Global                                     on Loan         Collateral        Fees Earned
----------------------------------------  ---------------   --------------   -----------------
America Mid Cap Growth Fund.............   $ 31,491,056      $  32,605,600       $163,841
Small Cap Growth Portfolio..............        380,738            383,400             61

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Fund's or Portfolio's custodian fees.

(G) Deferred Organizational Expenses
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) Taxes
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

                                      F17

                            GT GLOBAL AMERICA FUNDS

(I) Distributions to Shareholders
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) Restricted Securities
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) Indexed Securities
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) Line of Credit
Each of the Funds, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On December 31, 1996, the GT Global America Value Fund borrowed $1,000,000 at a money market rate.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the GT Global America Value Fund was $1,000,000 with a weighted average interest rate of 6.43%. Interest incurred on this loan for the year ended December 31, 1996, was $2,681, included in "Other Expenses" on the Statement of Operations.

2. Related Parties
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained the following sales charges: $90,365 for the GT Global America Mid Cap Growth Fund, $9,945 for the GT Global America Small Cap Growth Fund, and $1,702 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $39,930 for the year ended December 31, 1996 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1996, GT Global collected such CDSCs in the amount of: $1,901,165 for the GT Global America Mid Cap Growth Fund, $28,162 for the GT Global America Small Cap Growth Fund, and $5,608 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT

                                      F18

                            GT GLOBAL AMERICA FUNDS

Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,468,522,964, $33,591,427 and $19,537,714, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,493,844,266, $19,321,092 and $13,037,066, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

                                      F19

                            GT GLOBAL AMERICA FUNDS

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           Capital Share Transactions

GT Global America Small Cap Growth Fund

                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,491,083  $   20,216,595       189,034  $     2,222,360
Shares issued in connection with
  reinvestment of distributions.........        39,998         505,573            --               --
                                          ------------  --------------  ------------  ---------------
                                             1,531,081      20,722,168       189,034        2,222,360
Shares repurchased......................    (1,019,989)    (13,880,892)      (28,403)        (333,346)
                                          ------------  --------------  ------------  ---------------
Net increase............................       511,092  $    6,841,276       160,631  $     1,889,014
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,665,796  $   22,115,741       232,055  $     2,734,475
Shares issued in connection with
  reinvestment of distributions.........        52,848         663,246            --               --
                                          ------------  --------------  ------------  ---------------
                                             1,718,644      22,778,987       232,055        2,734,475
Shares repurchased......................    (1,029,367)    (13,501,795)      (63,231)        (743,582)
                                          ------------  --------------  ------------  ---------------
Net increase............................       689,277  $    9,277,192       168,824  $     1,990,893
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        33,521  $      447,953         1,456  $        17,196
Shares issued in connection with
  reinvestment of distributions.........         2,144          27,228            --               --
                                          ------------  --------------  ------------  ---------------
                                                35,665         475,181         1,456           17,196
Shares repurchased......................        (5,440)        (72,841)           --               --
                                          ------------  --------------  ------------  ---------------
Net increase............................        30,225  $      402,340         1,456  $        17,196
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F20

                            GT GLOBAL AMERICA FUNDS

GT Global America Value Fund

                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       392,444  $    5,443,835        70,225  $       874,678
Shares issued in connection with
  reinvestment of distributions.........           365           5,408            --               --
                                          ------------  --------------  ------------  ---------------
                                               392,809       5,449,243        70,225          874,678
Shares repurchased......................      (288,378)     (3,812,666)       (4,928)         (61,818)
                                          ------------  --------------  ------------  ---------------
Net increase............................       104,431  $    1,636,577        65,297  $       812,860
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       445,266  $    6,167,388       103,345  $     1,292,349
Shares issued in connection with
  reinvestment of distributions.........           918          13,509            --               --
                                          ------------  --------------  ------------  ---------------
                                               446,184       6,180,897       103,345        1,292,349
Shares repurchased......................      (166,052)     (2,502,350)       (7,866)         (99,288)
                                          ------------  --------------  ------------  ---------------
Net increase............................       280,132  $    3,678,547        95,479  $     1,193,061
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------
                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        10,181  $      139,541         3,461  $        44,310
Shares issued in connection with
  reinvestment of distributions.........            30             443            --               --
                                          ------------  --------------  ------------  ---------------
                                                10,211         139,984         3,461           44,310
Shares repurchased......................        (3,594)        (49,444)           --               --
                                          ------------  --------------  ------------  ---------------
Net increase............................         6,617  $       90,540         3,461  $        44,310
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. Holdings of 5% Voting Securities of Portfolio Companies
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940, as amended, as an "affiliated company". During the year ended December 31, 1996, transactions with affiliated companies by the GT Global America Mid Cap Growth Fund were as follows:

                                                                          Net
                                                                        Realized
                                           Purchases                      Gain       Dividend
Affiliates                                    Cost       Sales Cost      (Loss)       Income
----------------------------------------  ------------  -------------  ----------  ------------
Abaxis, Inc.............................            --  $   4,406,425  $ (233,474)           --
Ann Taylor Stores, Inc..................  $    667,826     27,428,533   1,773,714            --
Equity Inns, Inc........................     8,589,208     21,730,721     774,204  $    344,848
Haggar Corp.............................            --     13,475,105  (4,771,163)       58,740
Landmark Graphics Corp..................    22,307,844     22,307,844  13,028,001            --
Michaels Stores, Inc....................     1,253,238     31,700,975  (1,716,413)           --
Varsity Spirit Corp.....................            --      3,384,724   1,747,526        13,686
Younkers, Inc...........................     4,702,055     14,761,596   7,926,666            --

6. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1996, the expenses of GT Global America Mid Cap Growth Fund were reduced by $207,575 under these arrangements.
--------------

Federal Tax Information (Unaudited):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid-Cap Growth Fund designates $30,037,928 as a capital gain dividend for the fiscal year ended December 31, 1996.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1996:

Fund
----------------------------------------
GT Global America Small Cap Growth
 Fund...................................               4%
GT Global America Mid-Cap Growth Fund...              23%
GT Global America Value Fund............             100%

                                      F21

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL AMERICA SMALL CAP GROWTH FUND, GT GLOBAL AMERICA VALUE FUND, SMALL CAP PORTFOLIO, VALUE PORTFOLIO, G.T. GLOBAL GROWTH SERIES, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      AMESA705MC

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND:
                         GT GLOBAL AMERICA VALUE FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                  May 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of GT Global America Small Cap Growth Fund ("Small Cap Fund") and GT Global America Value Fund ("America Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of G.T. Global Growth Series (the "Company"), a registered open-end management investment company. The Small Cap Fund and America Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated May 1, 1997, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.


Chancellor LGT Asset Management, Inc. (the "Manager") serves as each Portfolio's investment manager and administrator, and also serves as each Fund's administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

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                               TABLE OF CONTENTS

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
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                                                                                                                           Page No.
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
Investment Objectives and Policies.......................................................................................      2
Options and Futures......................................................................................................      4
Risk Factors.............................................................................................................     11
Investment Limitations...................................................................................................     13
Execution of Portfolio Transactions......................................................................................     15
Trustees and Executive Officers..........................................................................................     17
Management...............................................................................................................     19
Valuation of Shares......................................................................................................     20
Information Relating to Sales and Redemptions............................................................................     21
Taxes....................................................................................................................     22
Additional Information...................................................................................................     25
Investment Results.......................................................................................................     26
Description of Debt Ratings..............................................................................................     32
Financial Statements.....................................................................................................     33

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                   Statement of Additional Information Page 1

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and America Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a registered open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Portfolios may invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless the Manager determines that the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS

Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR

                   Statement of Additional Information Page 2

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. The Manager will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.



Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings

                   Statement of Additional Information Page 3

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.



Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.



Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


TEMPORARY DEFENSIVE STRATEGIES

Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard and Poor's Ratings Group ("S&P"), at the time of investment or, if unrated, deemed by the Manager to be of comparable quality.


--------------------------------------------------------------------------------

                              OPTIONS AND FUTURES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

                   Statement of Additional Information Page 4

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS
A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of the Manager, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Each Portfolio does not consider a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.


The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will

                   Statement of Additional Information Page 5

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the Manager deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

                   Statement of Additional Information Page 6

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Portfolio's current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Portfolio, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless the Manager believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.


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INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS

A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.


The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

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Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.


As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.


Each Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect the Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any

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deduction for the transaction costs, if the account were then closed out. A 15%
decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES
To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of

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the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.


COVER
Transactions using Futures Contracts and options (other than options that a Portfolio has purchased) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES

A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.


Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of

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unregistered securities of domestic and foreign issuers, such as the PORTAL
System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by that Board of Trustees. The Manager takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security;
(iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). The Manager monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to the Portfolio's Board of Trustees.


DEBT SECURITIES

Each Portfolio is permitted to purchase investment grade debt securities. In selecting debt securities for investment, the Manager reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that the Manager determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.


Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Manager will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

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                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

THE FUNDS

The Small Cap Fund and America Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:


    Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Company's Board of Trustees.



Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the Portfolio's outstanding shares. Whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Neither Portfolio may:


        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts and options;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts and options will not be deemed to be a pledge of a Portfolio's assets;

        (6) Borrow money in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts or options thereon. The Portfolios may make deposits of margin in connection with futures contracts and options thereon;

        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

        (9) Make loans, except that the Portfolio may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;


       (10) Purchase or retain the securities of an issuer if, to the knowledge of the Portfolio after reasonable inquiry, any of the Trustees or officers of Growth Portfolio or the Portfolio's investment adviser or distributor individually own


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    beneficially more than 1/2 of 1% of the outstanding securities of such issuer and together own beneficially more than 5% of the securities;

       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Portfolio's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above.


The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:


        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;


        (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;


        (3) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into; or

        (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.


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                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by Growth Portfolio's Board of Trustees, the Manager is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing portfolio transactions, the Manager seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Portfolios, the Manager may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to the Manager for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of the Portfolio's expenses, such as custodian fees.

Investment decisions for each Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.


Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Manager serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.



Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.



For the fiscal year ended December 31, 1996, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio paid aggregate brokerage commissions of $54,241 and $3,317, respectively.


                  Statement of Additional Information Page 15

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

For the fiscal year ended December 31, 1995, and for the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Value Portfolio paid aggregate brokerage commissions of $37,380 and $1,032, respectively.


PORTFOLIO TRADING AND TURNOVER

Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal year ended December 31, 1996, the Small Cap Portfolio's and Value Portfolio's portfolio turnover rates were 150% and 256%, respectively.


                  Statement of Additional Information Page 16

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Trustee, Chairman of the Board and       Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) Advisory Board since January 1996; President, GT
50 California Street                     Global since 1995; President and Chief Executive Officer, G.T. Insurance since 1995;
San Francisco, CA 94111                  Director, Liechtenstein Global Trust AG from 1995 to January 1996; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; and Vice President, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Trustee                                  Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner, Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Trustee                                  private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Trustee                                  various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Trustee                                  services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee or each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Trustee                                  from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------
* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.

                  Statement of Additional Information Page 17

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, the Manager
San Francisco, CA 94111           from 1994 to October 1996; Vice President -- Finance, the Manager, GT
                                  Global and GT Services from 1990 to 1994; Vice President -- Finance,
                                  G.T. Insurance from 1992 to 1994; and Director, the Manager, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, the Manager, GT
1166 Avenue of the Americas       Global, GT Services and G.T. Insurance from February 1996 to October
New York, NY 10036                1996; Vice President, the Manager, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to February 1996; General Counsel, the Manager,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, GT Global, GT Services and G.T. Insurance from
                                  May 1994 to October 1996; Senior Vice President, General Counsel and
                                  Secretary, Strong/Corneliuson Management, Inc.; and Secretary, each of the Strong Funds from October 1991 through May 1994.


                            ------------------------


The Company's Board of Trustees has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and the Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc., G.T. Global Developing Markets Fund, Inc. and G.T. Global Floating Rate Fund, Inc. and a Trustee and officer of G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Floating Rate Portfolio, which also are registered investment companies managed by the Manager. Each Trustee and officer serves in total as a Director and or Trustee and officer, respectively, of 12 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Trustee who is not a director, officer or employee of the Manager or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $6,050, $6,050, $5,450 and $6,050, respectively, from the Company for their services as Trustees. For the year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $87,600, $87,600, $80,100 and $87,600, respectively, from the investment companies managed or administered by the Manager for which he or she served as a director or trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the America Value Fund and less than 1% of the shares of the Small Cap Fund.


                  Statement of Additional Information Page 18

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS

The Manager serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract ("Portfolio Management Contract") between Growth Portfolio and the Manager. The Manager serves as administrator to each Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolio and the Funds and provides suitable office space and necessary small office equipment and utilities. For these services, each Fund will pay administration fees to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to the Manager. Each Portfolio pays such fees based on its average daily net assets, computed daily and paid monthly, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% on all amounts thereafter.



The Portfolio Management Contract may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) Growth Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Growth Portfolio's Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Fund, either the Company, Growth Portfolio or the Manager may terminate the contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Portfolio and the Value Portfolio paid fees of $1,293 and $622, respectively, to the Manager. For the same period, the Small Cap Fund and America Value Fund paid administration fees of $755 and $349, respectively, to the Manager. For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Manager reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $1,293 and $622, respectively; for the same period, the Small Cap Fund and America Value Fund reimbursed administration fees in the amounts of $755 and $349, respectively. Accordingly, the Manager reimbursed each Fund and its respective Portfolio investment management and administration fees in the aggregate amounts of $2,048 and $971, respectively.



For the fiscal year ended December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $73,312 and $27,487, respectively, to the Manager. For the same period, the Small Cap Fund and America Value Fund paid administration fees of $39,004 and $14,722, respectively, to the Manager. For the fiscal year ended December 31, 1996, the Manager reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $73,312 and $27,487, respectively; for the same period, the Small Cap Fund and America Value Fund paid administration fees of $39,004 and $14,722, respectively. Accordingly, the Manager reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $112,316 and $42,209, respectively.



For the fiscal period October 18, 1995 (commencement of operations) to December 31, 1995, the Manager, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 1.65% of average daily net assets of Advisor Class shares of the Funds, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $65,079 and $66,907, respectively.



For the fiscal year ended December 31, 1996, the Manager, pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and America Value Fund for expenses in the additional amounts of $58,269 and $164,683, respectively.


                  Statement of Additional Information Page 19

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as each Fund's pricing and accounting agent. For the fiscal year ended December 31, 1996 and the period October 18, 1995 (commencement of operations) to December 31, 1995, the Small Cap Fund and America Value Fund paid accounting services fees of $76 and $3,900, and $36 and $1,472, respectively.



EXPENSES OF THE FUNDS AND THE PORTFOLIOS


Each Fund and each Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable, and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.



Each Portfolio's securities and other assets are valued as follows:


Equity securities, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, provided that such valuations represent fair value.

Options on indices and securities purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Portfolio are readily available, those positions will be valued based upon such quotations.

                  Statement of Additional Information Page 20

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Growth Portfolio's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.



The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. A Portfolio's liabilities, including accruals for expenses, are deducted from its total assets to determine its net assets. The value of a Fund's net assets is the value of its investment in its corresponding Portfolio (i.e., its proportionate interest in the Portfolio's net assets). Once the value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.


EXCHANGES BETWEEN FUNDS

Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.


                  Statement of Additional Information Page 21

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $ 1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES

The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, that would prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.


REDEMPTIONS IN KIND

It is possible that conditions may arise in the future that would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases and to the extent permitted by Rule 18f-1 under the 1940 Act, the Board may authorize payment to be made in portfolio securities or other property of a Fund's corresponding Portfolio, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.


--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or Futures held for less than three months ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolios assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.


                  Statement of Additional Information Page 22

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS

    GENERAL. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.


Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.



Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.



    OPTIONS AND FUTURES TRANSACTIONS. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund. However, income from the disposition by a Portfolio of options and Futures will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.



If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a Portfolio may be forced to defer the closing out of certain options and Futures, beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

                  Statement of Additional Information Page 23

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.



The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


                  Statement of Additional Information Page 24

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.

Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Portfolios' assets.


INDEPENDENT ACCOUNTANTS

The Company's and the Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Company and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.



The audited financial statements of the Company and Growth Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P. as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 25

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS

Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) for Advisor Class shares, deduction of a sales charge is not applicable; (4) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Trustees; and (5) a complete redemption at the end of any period illustrated.


The Standardized Returns for the Class A, Class B and Advisor Class shares of the Small Cap Fund, stated as average annualized total returns for the periods shown, were:


                                                                                    SMALL CAP
                                                     SMALL CAP     SMALL CAP           FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended December 31, 1996...............     8.40%         8.14%            14.22%
October 18, 1995 (commencement of operations)
 through December 31, 1996........................     9.81%        10.38%            14.76%



The Standardized Returns for the Class A, Class B and Advisor Class shares of the America Value Fund, stated as average annualized total returns for the periods shown, were:



                                                                                     AMERICA
                                                      AMERICA       AMERICA         VALUE FUND
                                                    VALUE FUND    VALUE FUND         (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................     9.65%         9.35%            15.58%
October 18, 1995 (commencement of operations)
 through December 31, 1996........................    19.83%        20.28%            23.68%


NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A and Class B shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sale charges.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.

The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Small Cap Fund, stated as aggregate total returns for the periods shown, were:


                                                                                    SMALL CAP
                                                     SMALL CAP     SMALL CAP           FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
October 18, 1995 (commencement of operations)
 through December 31, 1996........................    17.49%        16.61%            18.01%


                  Statement of Additional Information Page 26

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the America Value Fund, stated as aggregate total returns for the periods shown, were:



                                                                                     AMERICA
                                                      AMERICA       AMERICA         VALUE FUND
                                                    VALUE FUND    VALUE FUND         (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
October 18, 1995 (commencement of operations)
 through December 31, 1996........................    28.52%        27.55%            29.13%


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager or GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager or GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS


Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present and prospective shareholders compare the Fund with the following:


        (1) The Lehman Bros. Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's, or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).

        (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (3) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (4) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States.


        (5) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (6) Dow Jones Industrial Average.

                  Statement of Additional Information Page 27

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International U.S. Index.

        (9) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.


       (10) Various publications including ratings agencies such as Moody's, S&P and Fitch.


       (11) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (12) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.


       (13) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.



Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Fleming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist, Investors Business Daily, Congressional Quarterly and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, as amended, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their invesments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.


GT Global believes each Fund is an appropriate investment for long-term investment goals including funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.


                  Statement of Additional Information Page 28

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these accounts and plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

                  Statement of Additional Information Page 29

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.


GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote data regarding: industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including the economic and financial data of the referenced financial organizations such as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation ("IFC") and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.



 3) The number of listed companies: IFC, LGT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC, Datastream, S&P 500, DJIA and Wilshire Associates.


 7) The Consumer Price Index and inflation rate: The World Bank, Datastream, IFC and Ibbotson Assoc.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.


 9) GDP growth rate: IFC, Datastream and The World Bank.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.


14) Top three companies by country, industry or market: IFC, LGT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include The World Bank, OECD, IMF, Bloomberg and Datastream).


17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

                  Statement of Additional Information Page 30

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material information about privatization, which is an economic process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager or GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager or GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" world view determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

                  Statement of Additional Information Page 31

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories. "A-1" and "A-2" are the two highest commercial paper rating categories. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

        A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

                  Statement of Additional Information Page 32

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

PLUS (+) OR MINUS (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
The audited financial statements of each Fund as of December 31, 1996 and for the fiscal year then ended appear on the following pages.

                  Statement of Additional Information Page 33

                            GT GLOBAL AMERICA FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Mid Cap Growth Fund (previously GT Global America Growth Fund), GT Global America Small Cap Growth Fund - Consolidated, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the GT Global America Mid Cap Growth Fund (previously GT Global America Growth
Fund), GT Global America Small Cap Growth Fund - Consolidated, and GT Global America Value Fund - Consolidated, as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                       F1

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Services (31.0%)
  Caribiner International, Inc.-/- ...................................       17,700  $    889,425        4.5
    CONSUMER SERVICES
  Extended Stay America, Inc.-/- .....................................       33,200       668,150        3.4
    LEISURE & TOURISM
  The Sports Authority, Inc.-/- ......................................       29,250       636,188        3.2
    RETAILERS-OTHER
  Proffitt's, Inc.-/- ................................................       14,456       533,065        2.7
    RETAILERS-OTHER
  Quality Dining, Inc.-/- ............................................       28,400       507,650        2.6
    RESTAURANTS
  WinStar Communications, Inc.-/- ....................................       20,900       438,900        2.2
    WIRELESS COMMUNICATIONS
  Hughes Supply, Inc. ................................................        9,800       422,625        2.2
    CONSUMER SERVICES
  Measurex Corp. .....................................................       16,900       405,600        2.1
    CONSUMER SERVICES
  Harveys Casino Resorts .............................................       23,000       388,125        2.0
    LEISURE & TOURISM
  Intercel, Inc.-/- ..................................................       25,000       306,250        1.6
    WIRELESS COMMUNICATIONS
  Stein Mart, Inc.-/- ................................................       14,700       297,675        1.5
    RETAILERS-OTHER
  Rio Hotel and Casino, Inc.-/- ......................................       11,700       171,113        0.9
    LEISURE & TOURISM
  Players International, Inc.-/- .....................................       30,300       162,863        0.8
    LEISURE & TOURISM
  Lamar Advertising Co.-/- ...........................................        5,000       121,250        0.6
    BUSINESS & PUBLIC SERVICES
  Grey Advertising, Inc. .............................................          300        75,000        0.4
    BUSINESS & PUBLIC SERVICES
  Marker International-/- ............................................       10,000        53,750        0.3
    WHOLESALE & INTERNATIONAL TRADE
                                                                                     ------------
                                                                                        6,077,629
                                                                                     ------------
Consumer Durables (15.3%)
  Ethan Allen Interiors, Inc. ........................................       25,100       966,345        4.9
    HOUSING
  Syratech Corp.-/- ..................................................       27,600       869,400        4.4
    APPLIANCES & HOUSEHOLD
  Champion Enterprises, Inc.-/- ......................................       38,068       742,326        3.8
    HOUSING
  Southern Energy Homes, Inc.-/- .....................................       20,100       231,150        1.2
    HOUSING
  REX Stores Corp.-/- ................................................       24,700       200,688        1.0
    CONSUMER ELECTRONICS
                                                                                     ------------
                                                                                        3,009,909
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Finance (14.0%)
  Sovereign Bancorp, Inc. ............................................       47,500  $    623,438        3.2
    BANKS-REGIONAL
  Storage USA, Inc. ..................................................       15,500       583,188        3.0
    REAL ESTATE
  Bradley Real Estate, Inc. ..........................................       22,800       410,400        2.1
    REAL ESTATE INVESTMENT TRUST
  Mid-America Apartment Communities, Inc. ............................        9,800       282,975        1.4
    REAL ESTATE
  Toronto-Dominion Bank{\/} (.) ......................................        9,219       235,085        1.2
    BANKS-REGIONAL
  AmVestors Financial Corp. ..........................................       15,900       234,525        1.2
    INSURANCE-LIFE
  Game Financial Corp.-/- ............................................       26,900       201,750        1.0
    CONSUMER FINANCE
  Union Planters Corp. ...............................................        4,575       178,425        0.9
    BANKS-REGIONAL
                                                                                     ------------
                                                                                        2,749,786
                                                                                     ------------
Capital Goods (13.3%)
  Belden, Inc. .......................................................       22,000       814,000        4.2
    ELECTRICAL PLANT/EQUIPMENT
  Tekelec-/- .........................................................       40,000       630,000        3.2
    TELECOM EQUIPMENT
  Plasma & Materials Technologies, Inc.-/- ...........................       37,500       440,625        2.2
    ELECTRICAL PLANT/EQUIPMENT
  Belmont Homes, Inc.-/- .............................................       42,600       410,025        2.1
    CONSTRUCTION
  American Buildings Co.-/- ..........................................        9,500       226,813        1.2
    CONSTRUCTION
  Cuno, Inc.-/- ......................................................        5,500        81,813        0.4
    ENVIRONMENTAL
                                                                                     ------------
                                                                                        2,603,276
                                                                                     ------------
Technology (5.5%)
  Dallas Semiconductor Corp. .........................................       24,300       558,900        2.8
    SEMICONDUCTORS
  Logicon, Inc. ......................................................       14,300       521,950        2.7
    SOFTWARE
                                                                                     ------------
                                                                                        1,080,850
                                                                                     ------------
Materials/Basic Industry (4.9%)
  Falcon Building Products, Inc.-/- ..................................       32,700       482,325        2.5
    BUILDING MATERIALS & COMPONENTS
  Fibreboard Corp.-/- ................................................       11,500       388,125        2.0
    PAPER/PACKAGING
  Commercial Intertech Corp. .........................................        5,500        74,938        0.4
    METALS - NON-FERROUS
                                                                                     ------------
                                                                                          945,388
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Consumer Non-Durables (4.0%)
  Coachmen Industries, Inc. ..........................................       27,300  $    774,638        4.0
                                                                                     ------------
    RECREATION
Health Care (1.8%)
  Cohr, Inc.-/- ......................................................       12,800       345,600        1.8
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $18,365,112) ..........................                 17,587,076       89.8
                                                                                     ------------      -----

                                                                                        Value        % of Net
Repurchase Agreement                                                                   (Note 1)       Assets
----------------------------------------------------------------------               ------------  -------------
  Dated December 31, 1996, with State Street Bank & Trust Co., due
   January 2, 1997, for an effective yield of 6.25%, collateralized by
   $1,570,000 U.S. Treasury Bonds, 8.125% due 8/15/19 (market value of collateral is $1,883,365, including accrued interest). (cost
   $1,841,320) .......................................................                  1,841,320        9.4
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $20,206,432) * ...............................                 19,428,396       99.2
Other Assets and Liabilities .........................................                    148,920        0.8
                                                                                     ------------      -----

NET ASSETS ...........................................................               $ 19,577,316      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        (.) Country of origin for this security is Canada. All other securities on this portfolio originate from the U.S.
          * For Federal income tax purposes, cost is $20,242,867 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   1,368,000
                 Unrealized depreciation:            (2,182,471)
                                                  -------------
                 Net unrealized depreciation:     $    (814,471)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Finance (28.8%)
  Travelers Group, Inc. ..............................................        5,600  $    254,100        3.1
    INSURANCE - MULTI-LINE
  Allstate Corp. .....................................................        3,575       206,903        2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. ..............................................        2,275       203,044        2.5
    BANKS-MONEY CENTER
  BankAmerica Corp. ..................................................        1,675       167,081        2.0
    BANKS-SUPER REGIONAL
  First Union Corp. (N.C.) ...........................................        2,250       166,500        2.0
    BANKS-SUPER REGIONAL
  Student Loan Marketing Association .................................        1,775       165,297        2.0
    OTHER FINANCIAL
  Norwest Corp. ......................................................        3,725       162,038        2.0
    OTHER FINANCIAL
  NationsBank Corp. ..................................................        1,650       161,288        2.0
    BANKS-SUPER REGIONAL
  Aetna, Inc. ........................................................        1,800       144,000        1.8
    INSURANCE-LIFE
  Exel Ltd. ..........................................................        3,400       128,775        1.6
    INSURANCE - PROPERTY-CASUALTY
  Simon DeBartolo Group, Inc. ........................................        3,150        97,650        1.2
    REAL ESTATE INVESTMENT TRUST
  Bankers Trust New York Corp. .......................................          975        84,094        1.0
    BANKS-MONEY CENTER
  Household International, Inc. ......................................          900        83,025        1.0
    OTHER FINANCIAL
  Corestates Financial Corp. .........................................        1,550        80,406        1.0
    BANKS-SUPER REGIONAL
  Starwood Lodging Trust .............................................        1,350        74,419        0.9
    REAL ESTATE INVESTMENT TRUST
  Beacon Properties Corp. ............................................        1,350        49,444        0.6
    REAL ESTATE INVESTMENT TRUST
  Highwoods Properties, Inc. .........................................        1,425        48,094        0.6
    REAL ESTATE INVESTMENT TRUST
  Equity Residential Property Trust ..................................        1,075        44,344        0.5
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. ..........................................        1,225        43,334        0.5
    REAL ESTATE
                                                                                     ------------
                                                                                        2,363,836
                                                                                     ------------
Services (22.6%)
  Tuesday Morning Corp.-/- ...........................................       13,200       282,145        3.4
    RETAILERS-OTHER
  AT&T Corp. .........................................................        5,650       245,775        3.0
    TELEPHONE - LONG DISTANCE
  Dayton Hudson Corp. ................................................        5,450       213,913        2.6
    RETAILERS-OTHER
  Burlington Northern, Inc. ..........................................        2,400       207,300        2.5
    TRANSPORTATION - ROAD & RAIL

    The accompanying notes are an integral part of the financial statements.

                                       F5

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Services (Continued)
  Sears, Roebuck and Co. .............................................        4,350  $    200,644        2.4
    RETAILERS-OTHER
  GTE Corp. ..........................................................        3,825       174,038        2.1
    TELEPHONE NETWORKS
  Time Warner, Inc. ..................................................        4,225       158,438        1.9
    BROADCASTING & PUBLISHING
  Federated Department Stores, Inc.-/- ...............................        3,700       126,263        1.5
    RETAILERS-APPAREL
  Comcast Corp. "A" ..................................................        5,075        90,398        1.1
    CABLE TELEVISION
  The Limited, Inc. ..................................................        4,725        86,822        1.1
    RETAILERS-APPAREL
  Telefonica De Peru - ADR{\/} (.) ...................................        4,400        83,050        1.0
    TELEPHONE NETWORKS
                                                                                     ------------
                                                                                        1,868,786
                                                                                     ------------
Energy (18.5%)
  Tosco Corp. ........................................................        2,400       189,900        2.3
    GAS PRODUCTION & DISTRIBUTION
  Amerada Hess Corp. .................................................        2,925       169,284        2.1
    OIL
  Texaco, Inc. .......................................................        1,725       169,266        2.1
    OIL
  CMS Energy Corp. ...................................................        3,950       132,819        1.6
    ENERGY EQUIPMENT & SERVICES
  Illinova Corp. .....................................................        4,775       131,313        1.6
    ENERGY EQUIPMENT & SERVICES
  Occidental Petroleum Corp. .........................................        5,350       125,056        1.5
    OIL
  Amoco Corp. ........................................................        1,100        88,550        1.1
    OIL
  Edison International ...............................................        4,400        87,450        1.1
    ELECTRICAL & GAS UTILITIES
  Pinnacle West Capital Corp. ........................................        2,725        86,519        1.1
    ELECTRICAL & GAS UTILITIES
  Ultramar Diamond Shamrock Corp. ....................................        2,725        86,178        1.0
    OIL
  Southern Co. .......................................................        3,800        85,975        1.0
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ........................................................          700        85,575        1.0
    OIL
  GPU, Inc. ..........................................................        2,525        84,903        1.0
    ELECTRICAL & GAS UTILITIES
                                                                                     ------------
                                                                                        1,522,788
                                                                                     ------------
Materials/Basic Industry (11.4%)
  Hercules, Inc. .....................................................        5,275       228,144        2.8
    CHEMICALS
  Aluminum Company of America (ALCOA) ................................        2,700       172,125        2.1
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

                                       F6

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Equity Investments                                                        Shares       (Note 1)       Assets
----------------------------------------------------------------------  -----------  ------------  -------------
Materials/Basic Industry (Continued)
  W.R. Grace & Co. ...................................................        3,225  $    166,894        2.0
    CHEMICALS
  Union Carbide Corporate Holdings Co. ...............................        3,725       152,259        1.9
    CHEMICALS
  Monsanto Co. .......................................................        3,250       126,344        1.5
    CHEMICALS
  Champion International Corp. .......................................        2,000        86,500        1.1
    PAPER/PACKAGING
                                                                                     ------------
                                                                                          932,266
                                                                                     ------------
Capital Goods (7.7%)
  WMX Technologies, Inc. .............................................        7,100       231,638        2.8
    ENVIRONMENTAL
  Textron, Inc. ......................................................        1,800       169,650        2.1
    AEROSPACE/DEFENSE
  PPG Industries, Inc. ...............................................        2,800       157,150        1.9
    MACHINERY & ENGINEERING
  AlliedSignal, Inc.-/- ..............................................        1,150        77,050        0.9
    AEROSPACE/DEFENSE
                                                                                     ------------
                                                                                          635,488
                                                                                     ------------
Consumer Non-Durables (5.1%)
  Philip Morris Cos., Inc. ...........................................        2,450       275,931        3.4
    FOOD
  RJR Nabisco Holdings Corp. .........................................        2,675        90,950        1.1
    TOBACCO
  Fruit of the Loom, Inc.-/- .........................................        1,200        45,450        0.6
    TEXTILES & APPAREL
                                                                                     ------------
                                                                                          412,331
                                                                                     ------------
Consumer Durables (5.0%)
  Ford Motor Co. .....................................................        6,550       208,781        2.5
    AUTOMOBILES
  Chrysler Corp. .....................................................        6,125       202,125        2.5
    AUTOMOBILES
                                                                                     ------------
                                                                                          410,906
                                                                                     ------------
Technology (2.7%)
  3Com Corp.-/- ......................................................        3,000       220,125        2.7
                                                                                     ------------
    NETWORKING
Health Care (2.5%)
  Schering-Plough Corp. ..............................................        1,800       116,550        1.4
    PHARMACEUTICALS
  Meditrust Corp. ....................................................        2,300        92,000        1.1
    HEALTH CARE SERVICES
                                                                                     ------------
                                                                                          208,550
                                                                                     ------------      -----

TOTAL EQUITY INVESTMENTS (cost $8,590,364) ...........................                  8,575,076      104.3
                                                                                     ------------      -----

    The accompanying notes are an integral part of the financial statements.

                                       F7

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                        Value        % of Net
Repurchase Agreement                                                                   (Note 1)       Assets
----------------------------------------------------------------------               ------------  -------------
  Dated December 31, 1996, with State Street Bank and Trust Company, due January 2, 1997, for an effective yield of 6.25%,
   collateralized by $285,000 U.S. Treasury Bonds, 8.125% due 8/15/19
   (market value of collateral is $350,568, including accrued
   interest). (cost $335,058) ........................................               $    335,058        4.1
                                                                                     ------------      -----

TOTAL INVESTMENTS (cost $8,925,422)  * ...............................                  8,910,134      108.4
Other Assets and Liabilities .........................................                   (687,135)      (8.4)
                                                                                     ------------      -----

NET ASSETS ...........................................................               $  8,222,999      100.0
                                                                                     ------------      -----
                                                                                     ------------      -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        (.) Country of origin for this security is Peru. All other securities on this portfolio originate from the U.S.
          * For Federal income tax purposes, cost is $8,932,288 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     247,944
                 Unrealized depreciation:              (270,098)
                                                  -------------
                 Net unrealized depreciation:     $     (22,154)
                                                  -------------
                                                  -------------

             Abbreviations
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F8

                            GT GLOBAL AMERICA FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                 GT Global
                                                                                       ------------------------------
                                                                                          America
                                                                                         Small Cap        America
                                                                                           Growth          Value
                                                                                       Fund-Consolidated Fund-Consolidated
                                                                                       --------------  --------------
Assets:
  Investments in securities, at value (cost $20,206,432; $591,597,202; and
   $8,925,422, respectively) (Note 1)................................................    $19,428,396     $8,910,134
  U.S. currency......................................................................           719             458
  Dividends receivable...............................................................         5,419          19,245
  Receivable for Fund shares sold....................................................       243,542          55,384
  Receivable for securities sold.....................................................            --         375,200
  Receivable from Chancellor LGT Asset Management, Inc. (Note 2).....................            --             164
  Unamortized organizational costs (Note 1)..........................................        67,160          67,160
  Miscellaneous receivable...........................................................            --              --
  Cash held as collateral for securities loaned (Note 1).............................       383,400              --
                                                                                       --------------  --------------
    Total assets.....................................................................    20,128,636       9,427,745
                                                                                       --------------  --------------
Liabilities:
  Payable for custodian fees (Note 1)................................................         1,246             847
  Payable for fund accounting fees (Note 2)..........................................         1,316             655
  Payable for Fund shares repurchased................................................            --         145,847
  Payable for investment management and administration fees (Note 2).................         6,085              --
  Payable for loan outstanding (Note 1)..............................................            --       1,000,000
  Payable for printing and postage expenses..........................................        28,326          23,712
  Payable for professional fees......................................................        17,368          14,390
  Payable for registration and filing fees...........................................         2,236             800
  Payable for securities purchased...................................................        88,158              --
  Payable for service and distribution expenses (Note 2).............................        11,436           5,367
  Payable for transfer agent fees (Note 2)...........................................         5,396           4,727
  Payable for Trustees' fees and expenses (Note 2)...................................         4,769           4,769
  Other accrued expenses (Note 1)....................................................         1,484           3,532
  Collateral for securities loaned (Note 1)..........................................       383,400              --
                                                                                       --------------  --------------
    Total liabilities................................................................       551,220       1,204,646
  Minority interest (Notes 1 & 2)....................................................           100             100
                                                                                       --------------  --------------
Net assets...........................................................................    $19,577,316     $8,222,999
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Class A:
Net asset value and redemption price per share ($8,448,005 DIVIDED BY 674,639;
 $343,426,924 DIVIDED BY 16,536,083; and $2,528,653 DIVIDED BY 172,644 shares
 outstanding, respectively)..........................................................    $    12.52      $    14.65
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Maximum offering price per share (100/95.25 of $12.52; 100/95.25 of $20.77; and
 100/95.25 of $14.65, respectively) *................................................    $    13.14      $    15.38
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Class B+
Net asset value and offering price per share ($10,694,097 DIVIDED BY 861,017;
 $334,589,970 DIVIDED BY 16,498,419; and $5,503,054 DIVIDED BY 378,527 shares
 outstanding, respectively)..........................................................    $    12.42      $    14.54
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share
 ($435,214 DIVIDED BY 34,597; $1,986,184 DIVIDED BY 95,684; and
 $191,292 DIVIDED BY 12,994 shares outstanding, respectively)........................    $    12.58      $    14.72
                                                                                       --------------  --------------
                                                                                       --------------  --------------
Net assets consist of:
  Paid in capital (Note 4)...........................................................    $20,517,740     $7,555,852
  Accumulated net realized gain (loss) on investments and foreign currency
   transactions......................................................................      (162,388)        682,435
  Net unrealized appreciation (depreciation) of investments..........................      (778,036)        (15,288)
                                                                                       --------------  --------------
Total -- representing net assets applicable to capital shares outstanding............    $19,577,316     $8,222,999
                                                                                       --------------  --------------
                                                                                       --------------  --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                            GT GLOBAL AMERICA FUNDS

                            STATEMENTS OF OPERATIONS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                  GT Global
                                                                                       -------------------------------
                                                                                          America
                                                                                         Small Cap         America
                                                                                           Growth           Value
                                                                                       Fund-Consolidated Fund-Consolidated
                                                                                       --------------  ---------------
Investment income: (Note 1)
  Interest income....................................................................    $  139,343       $  38,541
  Dividend income....................................................................       100,331          73,377
  Other income.......................................................................        13,476              --
                                                                                       --------------  ---------------
    Total investment income..........................................................       253,150         111,918
                                                                                       --------------  ---------------
Expenses:
  Amortization of organization costs (Note 1)........................................        17,751          17,751
  Custodian fees (Note 1)............................................................         9,620          11,920
  Fund accounting fees (Note 2)......................................................         3,900           1,472
  Insurance expenses.................................................................            --              --
  Investment management and administration fees (Note 2).............................       112,316          42,209
  Printing and postage expenses......................................................        84,918          74,018
  Professional fees..................................................................        68,740          63,594
  Registration and filing fees.......................................................        46,078          47,078
  Service and distribution expenses: (Note 2)
    Class A..........................................................................        25,545           6,742
    Class B..........................................................................        80,691          38,173
  Transfer agent fees (Note 2).......................................................        65,971          26,438
  Trustees' fees and expenses (Note 2)...............................................        16,640          16,640
  Other expenses (Note 1)............................................................         2,081           2,935
                                                                                       --------------  ---------------
  Total expenses before reductions and reimbursement.................................       534,251         348,970
    Expense reductions (Notes 1 & 6).................................................            --              --
    Expenses reimbursed by Chancellor LGT Asset Management, Inc. (Note 2)............      (170,585)       (206,892)
                                                                                       --------------  ---------------
  Total net expenses.................................................................       363,666         142,078
                                                                                       --------------  ---------------
Net investment loss..................................................................      (110,516)        (30,160)
                                                                                       --------------  ---------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments...................................................     1,264,693         733,904
  Net realized gain (loss) on foreign currency transactions..........................            (4)             --
  Net change in unrealized appreciation (depreciation) of investments................      (782,829)        (69,965)
                                                                                       --------------  ---------------
Net realized and unrealized gain on investments......................................       481,860         663,939
                                                                                       --------------  ---------------
Net increase in net assets resulting from operations.................................    $  371,344       $ 633,779
                                                                                       --------------  ---------------
                                                                                       --------------  ---------------

    The accompanying notes are an integral part of the financial statements.

                                      F10

                            GT GLOBAL AMERICA FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                          GT Global
                                                                    ------------------------------------------------------
                                                                        America Small Cap             America Value
                                                                     Growth Fund-Consolidated       Fund-Consolidated
                                                                    --------------------------  --------------------------
                                                                                  October 18,                 October 18,
                                                                                     1995                        1995
                                                                                 (commencement               (commencement
                                                                                      of                          of
                                                                    Year ended    operations)   Year ended    operations)
                                                                     December         to         December         to
                                                                        31,      December 31,       31,      December 31,
                                                                       1996          1995          1996          1995
                                                                    -----------  -------------  -----------  -------------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)....................................   $(110,516)    $   4,070     $ (30,160)    $   1,048
  Net realized gain on investments and foreign currency
   transactions...................................................   1,264,689            --       733,904            --
  Net change in unrealized appreciation (depreciation) of
   investments....................................................    (782,829)        4,793       (69,965)       54,677
                                                                    -----------  -------------  -----------  -------------
    Net increase in net assets resulting from operations..........     371,344         8,863       633,779        55,725
                                                                    -----------  -------------  -----------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income......................................          --            --            --            --
  From net realized gain on investments...........................    (564,752)           --        (7,007)           --
Class B:
Distributions to shareholders: (Note 1)
  From net investment income......................................          --            --            --            --
  From net realized gain on investments...........................    (727,944)           --       (14,950)           --
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income......................................          --            --            --            --
  From net realized gain on investments...........................     (28,106)           --          (443)           --
                                                                    -----------  -------------  -----------  -------------
    Total distributions...........................................  (1,320,802)           --       (22,400)           --
                                                                    -----------  -------------  -----------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested................  43,976,336     4,974,031    11,770,124     2,211,337
  Decrease from capital shares repurchased........................  (27,455,528)  (1,076,928)   (6,364,460)     (161,106)
                                                                    -----------  -------------  -----------  -------------
    Net increase (decrease) from capital share transactions.......  16,520,808     3,897,103     5,405,664     2,050,231
                                                                    -----------  -------------  -----------  -------------
Total increase (decrease) in net assets...........................  15,571,350     3,905,966     6,017,043     2,105,956
Net assets:
  Beginning of period.............................................   4,005,966       100,000     2,205,956       100,000
                                                                    -----------  -------------  -----------  -------------
  End of period *.................................................  1$9,577,316    $4,005,966    $8,222,999    $2,205,956
                                                                    -----------  -------------  -----------  -------------
                                                                    -----------  -------------  -----------  -------------
 *Includes undistributed/accumulated net investment income
 (loss)...........................................................   $       0     $   4,070     $       0     $   1,048
                                                                    -----------  -------------  -----------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F11

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    Class A                       Class B
                                          ----------------------------  ----------------------------
                                                         October 18,                   October 18,
                                                             1995                          1995
                                                        (commencement                 (commencement
                                              Year      of operations)      Year      of operations)
                                             ended       to December       ended       to December
                                          December 31,       31,        December 31,       31,
                                            1996 (d)       1995 (d)       1996 (d)       1995 (d)
                                          ------------  --------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.80      $   11.43      $   11.78      $   11.43
                                          ------------  --------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.05) **        0.04*        (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................        1.69           0.33           1.70           0.33
                                          ------------  --------------  ------------  --------------
    Net increase from investment
     operations.........................        1.64           0.37           1.56           0.35
                                          ------------  --------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.92)            --          (0.92)            --
                                          ------------  --------------  ------------  --------------
    Total distributions.................       (0.92)            --          (0.92)            --
                                          ------------  --------------  ------------  --------------
Net asset value, end of period..........   $   12.52      $   11.80      $   12.42      $   11.78
                                          ------------  --------------  ------------  --------------
                                          ------------  --------------  ------------  --------------

Total investment return (c).............       13.81 %         3.24 %(b)      13.14 %        3.06 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   8,448      $   1,931      $  10,694      $   2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reimbursement by
   Chancellor LGT Asset Management, Inc.
   (Note 2).............................       (0.38)%         1.68 %(a)      (1.03)%        1.03 %(a)
  Without expense reimbursement by
   Chancellor LGT Asset Management,
   Inc..................................       (1.47)%       (20.52)%(a)      (2.12)%      (21.17)%(a)
Ratio of expenses to average net assets:
  With expense reimbursement by
   Chancellor LGT Asset Management, Inc.
   (Note 2).............................        2.00 %         2.00 %(a)       2.65 %        2.65 %(a)
  Without expense reimbursement by
   Chancellor LGT Asset Management,
   Inc..................................        3.09 %        24.20 %(a)       3.74 %       24.85 %(a)
Portfolio turnover rate+................         150 %          N/A            150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0489            N/A      $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon weighted average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.
                                      F12

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                 Advisor Class
                                          ----------------------------
                                                         October 18,
                                                             1995
                                                        (commencement
                                              Year      of operations)
                                             ended       to December
                                          December 31,       31,
                                            1996 (d)       1995 (d)
                                          ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.81      $   11.43
                                          ------------  --------------
Income from investment operations:
  Net investment income (loss)..........          --**         0.05*
  Net realized and unrealized gain on
   investments..........................        1.69           0.33
                                          ------------  --------------
    Net increase from investment
     operations.........................        1.69           0.38
                                          ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.92)            --
                                          ------------  --------------
    Total distributions.................       (0.92)            --
                                          ------------  --------------
Net asset value, end of period..........   $   12.58      $   11.81
                                          ------------  --------------
                                          ------------  --------------

Total investment return (c).............       14.22 %         3.32 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     435      $      52
Ratio of net investment income (loss) to
 average net assets:
  With expense reimbursement by
   Chancellor LGT Asset Management, Inc.
   (Note 2).............................       (0.03)%         2.03 %(a)
  Without expense reimbursement by
   Chancellor LGT Asset Management,
   Inc..................................       (1.12)%       (20.17)%(a)
Ratio of expenses to average net assets:
  With expense reimbursement by
   Chancellor LGT Asset Management, Inc.
   (Note 2).............................        1.65 %         1.65 %(a)
  Without expense reimbursement by
   Chancellor LGT Asset Management,
   Inc..................................        2.74 %        23.85 %(a)
Portfolio turnover rate+................         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon weighted average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.
                                      F13

                          GT GLOBAL AMERICA VALUE FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    Class A                       Class B
                                          ----------------------------  ----------------------------
                                                         October 18,                   October 18,
                                                             1995                          1995
                                                        (commencement                 (commencement
                                              Year      of operations)      Year      of operations)
                                             ended       to December       ended       to December
                                          December 31,       31,        December 31,       31,
                                            1996 (d)       1995 (d)       1996 (d)       1995 (d)
                                          ------------  --------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.76      $   11.43      $   12.75      $   11.43
                                          ------------  --------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.01) **        0.03*        (0.10) **        0.01*
  Net realized and unrealized gain on
   investments..........................        1.94           1.30           1.93           1.31
                                          ------------  --------------  ------------  --------------
    Net increase from investment
     operations.........................        1.93           1.33           1.83           1.32
                                          ------------  --------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.04)            --          (0.04)            --
                                          ------------  --------------  ------------  --------------
    Total distributions.................       (0.04)            --          (0.04)            --
                                          ------------  --------------  ------------  --------------
Net asset value, end of period..........   $   14.65      $   12.76      $   14.54      $   12.75
                                          ------------  --------------  ------------  --------------
                                          ------------  --------------  ------------  --------------

Total investment return (c).............       15.12 %        11.64 %(b)      14.35 %       11.55 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   2,529      $     870      $   5,503      $   1,254
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by Chancellor LGT
   Asset Management, Inc. (Note 2)......       (0.10)%         1.10 %(a)      (0.75)%        0.45 %(a)
  Without reimbursement by Chancellor
   LGT Asset Management, Inc............       (3.61)%       (47.44)%(a)      (4.26)%      (48.09)%(a)
Ratio of expenses to average net assets:
  With reimbursement by Chancellor LGT
   Asset Management, Inc. (Note 2)......        2.00 %         2.00 %(a)       2.65 %        2.65 %(a)
  Without reimbursement by Chancellor
   LGT Asset Management, Inc............        5.51 %        50.54 %(a)       6.16 %       51.19 %(a)
Portfolio turnover rate+................         256 %          N/A            256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0551            N/A      $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon weighted average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc, the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50),$(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.
                                      F14

                          GT GLOBAL AMERICA VALUE FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                 Advisor Class
                                          ----------------------------
                                                         October 18,
                                                             1995
                                                        (commencement
                                              Year      of operations)
                                             ended       to December
                                          December 31,       31,
                                            1996 (d)       1995 (d)
                                          ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.77      $   11.43
                                          ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.03**         0.04*
  Net realized and unrealized gain on
   investments..........................        1.96           1.30
                                          ------------  --------------
    Net increase from investment
     operations.........................        1.99           1.34
                                          ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.04)            --
                                          ------------  --------------
    Total distributions.................       (0.04)            --
                                          ------------  --------------
Net asset value, end of period..........   $   14.72      $   12.77
                                          ------------  --------------
                                          ------------  --------------

Total investment return (c).............       15.58 %        11.72 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     191      $      81
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement by Chancellor LGT
   Asset Management, Inc. (Note 2)......        0.25 %         1.45 %(a)
  Without reimbursement by Chancellor
   LGT Asset Management, Inc............       (3.26)%       (47.09)%(a)
Ratio of expenses to average net assets:
  With reimbursement by Chancellor LGT
   Asset Management, Inc. (Note 2)......        1.65 %         1.65 %(a)
  Without reimbursement by Chancellor
   LGT Asset Management, Inc............        5.16 %        50.19 %(a)
Portfolio turnover rate+................         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon weighted average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc, the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 ** Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50),$(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.
                                      F15

                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global America Mid Cap Growth Fund (formerly named GT Global America Growth
Fund), GT Global America Small Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds and Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) Portfolio Valuation
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) Repurchase Agreements
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" hereinafter includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) Option Accounting Principles
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or

                                      F16

                            GT GLOBAL AMERICA FUNDS

Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) Portfolio Securities Loaned
At December 31, 1996, stocks with an aggregate value listed below were on loan to brokers. These loans were secured by cash collateral received by the fund or portfolios:

                                                 December 31, 1996              Year ended
                                          --------------------------------   December 31, 1996
                                          Aggregate Value        Cash        -----------------
GT Global                                     on Loan         Collateral        Fees Earned
----------------------------------------  ---------------   --------------   -----------------
America Mid Cap Growth Fund.............   $ 31,491,056      $  32,605,600       $163,841
Small Cap Growth Portfolio..............        380,738            383,400             61

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Fund's or Portfolio's custodian fees.

(G) Deferred Organizational Expenses
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) Taxes
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

                                      F17

                            GT GLOBAL AMERICA FUNDS

(I) Distributions to Shareholders
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) Restricted Securities
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) Indexed Securities
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) Line of Credit
Each of the Funds, along with certain other funds advised by the Manager, has a line of credit with the Bank of Boston. The arrangement with the bank allows all specified funds to borrow an aggregate maximum amount of $100,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On December 31, 1996, the GT Global America Value Fund borrowed $1,000,000 at a money market rate.

For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the GT Global America Value Fund was $1,000,000 with a weighted average interest rate of 6.43%. Interest incurred on this loan for the year ended December 31, 1996, was $2,681, included in "Other Expenses" on the Statement of Operations.

2. Related Parties
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1996, GT Global retained the following sales charges: $90,365 for the GT Global America Mid Cap Growth Fund, $9,945 for the GT Global America Small Cap Growth Fund, and $1,702 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $39,930 for the year ended December 31, 1996 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1996, GT Global collected such CDSCs in the amount of: $1,901,165 for the GT Global America Mid Cap Growth Fund, $28,162 for the GT Global America Small Cap Growth Fund, and $5,608 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT

                                      F18

                            GT GLOBAL AMERICA FUNDS

Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. Purchases and Sales of Securities
For the year ended December 31, 1996, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,468,522,964, $33,591,427 and $19,537,714, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,493,844,266, $19,321,092 and $13,037,066, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

                                      F19

                            GT GLOBAL AMERICA FUNDS

4. Capital Shares
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           Capital Share Transactions

GT Global America Small Cap Growth Fund

                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,491,083  $   20,216,595       189,034  $     2,222,360
Shares issued in connection with
  reinvestment of distributions.........        39,998         505,573            --               --
                                          ------------  --------------  ------------  ---------------
                                             1,531,081      20,722,168       189,034        2,222,360
Shares repurchased......................    (1,019,989)    (13,880,892)      (28,403)        (333,346)
                                          ------------  --------------  ------------  ---------------
Net increase............................       511,092  $    6,841,276       160,631  $     1,889,014
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,665,796  $   22,115,741       232,055  $     2,734,475
Shares issued in connection with
  reinvestment of distributions.........        52,848         663,246            --               --
                                          ------------  --------------  ------------  ---------------
                                             1,718,644      22,778,987       232,055        2,734,475
Shares repurchased......................    (1,029,367)    (13,501,795)      (63,231)        (743,582)
                                          ------------  --------------  ------------  ---------------
Net increase............................       689,277  $    9,277,192       168,824  $     1,990,893
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        33,521  $      447,953         1,456  $        17,196
Shares issued in connection with
  reinvestment of distributions.........         2,144          27,228            --               --
                                          ------------  --------------  ------------  ---------------
                                                35,665         475,181         1,456           17,196
Shares repurchased......................        (5,440)        (72,841)           --               --
                                          ------------  --------------  ------------  ---------------
Net increase............................        30,225  $      402,340         1,456  $        17,196
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F20

                            GT GLOBAL AMERICA FUNDS

GT Global America Value Fund

                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class A                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       392,444  $    5,443,835        70,225  $       874,678
Shares issued in connection with
  reinvestment of distributions.........           365           5,408            --               --
                                          ------------  --------------  ------------  ---------------
                                               392,809       5,449,243        70,225          874,678
Shares repurchased......................      (288,378)     (3,812,666)       (4,928)         (61,818)
                                          ------------  --------------  ------------  ---------------
Net increase............................       104,431  $    1,636,577        65,297  $       812,860
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Class B                                      Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       445,266  $    6,167,388       103,345  $     1,292,349
Shares issued in connection with
  reinvestment of distributions.........           918          13,509            --               --
                                          ------------  --------------  ------------  ---------------
                                               446,184       6,180,897       103,345        1,292,349
Shares repurchased......................      (166,052)     (2,502,350)       (7,866)         (99,288)
                                          ------------  --------------  ------------  ---------------
Net increase............................       280,132  $    3,678,547        95,479  $     1,193,061
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------
                                                                              October 18, 1995
                                                                              (commencement of
                                                   Year ended                  operations) to
                                               December 31, 1996              December 31, 1995
                                          ----------------------------  -----------------------------
Advisor Class                                Shares         Amount         Shares         Amount
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        10,181  $      139,541         3,461  $        44,310
Shares issued in connection with
  reinvestment of distributions.........            30             443            --               --
                                          ------------  --------------  ------------  ---------------
                                                10,211         139,984         3,461           44,310
Shares repurchased......................        (3,594)        (49,444)           --               --
                                          ------------  --------------  ------------  ---------------
Net increase............................         6,617  $       90,540         3,461  $        44,310
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. Holdings of 5% Voting Securities of Portfolio Companies
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940, as amended, as an "affiliated company". During the year ended December 31, 1996, transactions with affiliated companies by the GT Global America Mid Cap Growth Fund were as follows:

                                                                          Net
                                                                        Realized
                                           Purchases                      Gain       Dividend
Affiliates                                    Cost       Sales Cost      (Loss)       Income
----------------------------------------  ------------  -------------  ----------  ------------
Abaxis, Inc.............................            --  $   4,406,425  $ (233,474)           --
Ann Taylor Stores, Inc..................  $    667,826     27,428,533   1,773,714            --
Equity Inns, Inc........................     8,589,208     21,730,721     774,204  $    344,848
Haggar Corp.............................            --     13,475,105  (4,771,163)       58,740
Landmark Graphics Corp..................    22,307,844     22,307,844  13,028,001            --
Michaels Stores, Inc....................     1,253,238     31,700,975  (1,716,413)           --
Varsity Spirit Corp.....................            --      3,384,724   1,747,526        13,686
Younkers, Inc...........................     4,702,055     14,761,596   7,926,666            --

6. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1996, the expenses of GT Global America Mid Cap Growth Fund were reduced by $207,575 under these arrangements.
--------------

Federal Tax Information (Unaudited):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid-Cap Growth Fund designates $30,037,928 as a capital gain dividend for the fiscal year ended December 31, 1996.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1996:

Fund
----------------------------------------
GT Global America Small Cap Growth
 Fund...................................               4%
GT Global America Mid-Cap Growth Fund...              23%
GT Global America Value Fund............             100%

                                      F21

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL AMERICA SMALL CAP GROWTH FUND, GT GLOBAL AMERICA VALUE FUND, SMALL CAP PORTFOLIO, VALUE PORTFOLIO, G.T. GLOBAL GROWTH SERIES, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      AMESX705MC

                           G.T. GLOBAL GROWTH SERIES
                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) FINANCIAL STATEMENTS.


        The following audited financial statements as of December 31, 1996, and for the fiscal year then ended for the Class A, Class B and Advisor Class of the GT Global Worldwide Growth Fund, GT Global International Growth Fund, GT Global New Pacific Growth Fund, GT Global Europe Growth Fund, GT Global Japan Growth Fund, GT Global America Mid Cap Growth Fund (collectively, the "Initial Six Series"), GT Global America Small Cap Growth Fund and GT Global America Value Fund, each a series of the Registrant, are included in the Funds' Statements of Additional Information and are filed herewith:


                  -- Reports of Independent Accountants

                  -- Portfolios of Investments

                  -- Statements of Assets and Liabilities

                  -- Statements of Operations

                  -- Statements of Changes in Net Assets

                  -- Financial Highlights

                  -- Notes to Financial Statements

    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.


       (1)(a) The Registrant's Agreement and Declaration of Trust, as amended(6).



       (1)(b) Certificate of Secretary amending the Registrant's Agreement and Declaration of Trust dated May 4, 1995(4).



       (2)   The Registrant's By-Laws, as amended -- Filed herewith.


       (3)   Not Applicable.

       (4)   Instruments Defining Rights of Shareholders -- To be filed.


       (5)(a) Investment Management and Administration Contract dated April 24, 1989 relating to the Initial Six Series -- Filed herewith.



       (5)(b) Form of Administration Contract relating to: GT Global America Small Cap Growth Fund and GT Global America Value Fund(6).



       (6)(a) Distribution Agreement relating to Class A shares -- Filed herewith.



       (6)(b) Distribution Agreement relating to Class B shares -- Filed herewith.



       (6)(c) Distribution Agreement relating to Advisor Class shares -- Filed herewith.


       (7)   Not Applicable.


       (8)(a) Custodian Agreement between the Registrant and State Street Bank and Trust Company -- Filed herewith.



       (9)(a) Transfer Agent Contract dated May 25, 1990 -- Filed herewith.


       (9)(b) Other material contracts:


               (i) Broker/dealer sales contract -- Filed herewith.



               (ii) Bank sales contract -- Filed herewith.



              (iii) Agency sales contract -- Filed herewith.



              (iv) Foreign sales contract -- Filed herewith.


       (10)(a) Opinion and Consent of Counsel relating to the Initial Six Series(1).

       (10)(b) Opinion and Consent of Counsel relating to GT Global America Small Cap Growth Fund and GT Global America Value Fund(6).


        (11) Consents of Coopers & Lybrand, Independent Accountants relating to:


               (i) GT Global Worldwide Growth Fund -- Filed herewith.



              (ii) GT Global International Growth Fund -- Filed herewith.



              (iii) GT Global New Pacific Growth Fund -- Filed herewith.



              (iv) GT Global Europe Growth Fund -- Filed herewith.



              (v) GT Global Japan Growth Fund -- Filed herewith.



              (vi) GT Global America Mid Cap Growth Fund -- Filed herewith.



              (vii) GT Global America Small Cap Growth Fund -- Filed herewith.



             (viii) GT Global America Value Fund -- Filed herewith.


        (12) Not Applicable.

        (13) Not Applicable.


       (14)(a) Model Retirement Plan -- GT Global Individual Retirement Account Disclosure Statement and Application -- Filed herewith.



       (14)(b) Model Retirement Plan -- GT Global SIMPLE Individual Retirement Account. Disclosure Statement and Application -- Filed herewith.



       (14)(c) Model Retirement Plan -- GT Global Simplified Employee Pension Individual Retirement Account. Disclosure Statement and Application -- Filed herewith.



       (15)(a) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class A shares -- Filed herewith.



       (15)(b) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class B shares -- Filed herewith.


        (16) Schedules of Computation of Performance Quotations relating to the Class A, Class B and Advisor Class shares of:


             (a) GT Global America Mid Cap Growth Fund(8).



             (b) GT Global Europe Growth Fund(8).



             (c) GT Global International Growth Fund(8).



             (d) GT Global Japan Growth Fund(8).



             (e) GT Global New Pacific Growth Fund(8).



             (f)  GT Global Worldwide Growth Fund(8).



             (g) GT Global America Small Cap Growth Fund(8).



             (h) GT Global America Value Fund(8).



        (17) Financial Data Schedule -- Filed herewith.



        (18) Multiple Class Plan adopted pursuant to Rule 18f-3 (9).


Other Exhibits:

        (a) Power of Attorney for G.T. Global Growth Series -- Superceded.


        (b) Power of Attorney for Growth Portfolio(5).



        (c) Power of Attorney for Helge K. Lee, Peter R. Guarino and David J. Thelander(7).



        (d) Power of Attorney for David J. Thelander, Daniel R. Waltcher and Matthew M. O'Toole(9).

------------------------
(1) Incorporated by reference to Exhibit 10 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed in 1985.

(2) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 28, 1992.


(3) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 26, 1994.



(4) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on May 24, 1995.



(5) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on August 4, 1995.



(6) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on October 18, 1995.



(7) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on February 15, 1996.



(8) Incorporated by reference to the indentically enumerated Exhibit of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed on April 19, 1996.



(9) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed on February 28, 1997.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


    As of March 15, 1997:



                                                                                         NUMBER OF
TITLE OF CLASS                                                                         RECORD HOLDERS
------------------------------------------------------------------------------------  ----------------
   Shares of Beneficial Interest, no par value, of:
      GT Global America Mid Cap Growth Fund Class A.................................         29,582
      GT Global America Mid Cap Growth Fund Class B.................................         27,507
      GT Global America Mid Cap Growth Fund Advisor Class...........................            286
      GT Global Europe Growth Fund Class A..........................................         55,794
      GT Global Europe Growth Fund Class B..........................................          9,542
      GT Global Europe Growth Fund Advisor Class....................................            158
      GT Global International Growth Fund Class A...................................         19,650
      GT Global International Growth Fund Class B...................................          7,254
      GT Global International Growth Fund Advisor Class.............................             97
      GT Global Japan Growth Fund Class A...........................................          8,797
      GT Global Japan Growth Fund Class B...........................................          3,705
      GT Global Japan Growth Fund Advisor Class.....................................             86
      GT Global New Pacific Growth Fund Class A.....................................         35,165
      GT Global New Pacific Growth Fund Class B.....................................         16,127
      GT Global New Pacific Growth Fund Advisor Class...............................            223
      GT Global Worldwide Growth Fund Class A.......................................         11,796
      GT Global Worldwide Growth Fund Class B.......................................          6,167
      GT Global Worldwide Growth Fund Advisor Class.................................            156
      GT Global America Small Cap Growth Fund Class A...............................          1,117
      GT Global America Small Cap Growth Fund Class B...............................          1,395
      GT Global America Small Cap Growth Fund Advisor Class.........................            116
      GT Global America Value Fund Class A..........................................            469
      GT Global America Value Fund Class B..........................................            749
      GT Global America Value Fund Advisor Class....................................             83

ITEM 27. INDEMNIFICATION

    Section 5.3 of the Registrant's Declaration of Trust provides for indemnification of certain persons acting on behalf of the Registrant.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons by the Registrant's Declaration of Trust, bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    See the material under the heading "Management" included in Part A (Prospectus) of this amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of the Adviser is included in its Form ADV (File No. 801-10254), filed with the Commission, which is incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) In addition to the Registrant, GT Global, Inc. is the principal underwriter for the following other investment companies: G.T. Investment Portfolios, Inc. (which includes one fund currently in operation: GT Global Dollar Fund); and G.T. Investment Funds, Inc. (which includes twelve funds currently in operation: GT Global Strategic Income Fund, GT Global Government Income Fund, GT Global High Income Fund, GT Global Growth & Income Fund, GT Global Latin America Growth Fund, GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Consumer Products and Services Fund, GT Global Natural Resources Fund and GT Global Emerging Markets Fund); G.T. Global Variable Investment Series (which includes five funds in operation: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market Fund); and G.T. Global Variable Investment Trust (which includes nine funds in operation: GT Global Variable Latin America Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Infrastructure Fund, GT Global Variable Natural Resources Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund and GT Global Variable U.S. Government Income Fund).

    (b) Directors and Officers of GT Global, Inc.

    Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, CA 94111.


                                                    POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                                   WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
William J. Guilfoyle                          President and Director              Chairman of the Board of Directors
                                                                                  and President
James R. Tufts                                Senior Vice President -- Finance    Vice President, Treasurer and
                                                and Administration and Director   Principal Financial Officer
Helge K. Lee                                  Senior Vice President and General   Vice President and Secretary
                                                Counsel
Raymond R. Cunningham                         Senior Vice President --            None
                                                National Sales Manager
                                                and Director
Richard Healey                                Senior Vice President --            None
                                                Retail Marketing
Philip D. Edelstein                           Senior Vice President -- Regional   None
9 Huntly Circle                                 Sales Manager
Palm Beach Gardens, FL 33418
Stephen A. Maginn                             Senior Vice President --            None
519 S. Juanita                                  Regional Sales Manager
Redondo Beach, CA 90277
David J. Thelander                            Vice President, Secretary and       Assistant Secretary
                                                Assistant General Counsel
Peter J. Wolfert                              Senior Vice President --            None
                                                Information Technology
Christine M. Pallatto                         Senior Vice President -- Human      None
                                                Resources
Margo A. Tammen                               Vice President -- Finance &         None
                                                Administration
Gary M. Castro                                Assistant Treasurer & Controller    None
Dennis W. Reichert                            Assistant Treasurer & Budget        None
                                                Director
David P. Anderson, Jr.                        Vice President                      None
1012 William
Plymouth, MI 48170
Jon Burke                                     Vice President                      None
31 Darlene Drive
Southboro, MA 01772
Phil Christopher                              Vice President                      None
3621 59th Avenue, SW
Seattle, WA 98116

                                                    POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                                   WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Anthony DiBacco                               Vice President                      None
30585 Via Lindosa Way
Laguna Niguel, CA 92677
Stephen Duffy                                 Vice President                      None
1120 Gables Drive
Atlanta, GA 30319
Ned E. Hammond                                Vice President                      None
5901 McFarland Ct.
Plano, TX 75093
Campbell Judge                                Vice President                      None
4312 Linden Hills Blvd., #202
Minneapolis, MN 55410
Richard Kashnowski                            Vice President                      None
1454 High School Drive
Brentwood, MO 63144
Robin Kraebel                                 Vice President                      None
49 Bergin Avenue
Waldwick, NJ 07463
Allen M. Kuhn                                 Vice President                      None
7220 Garfield Street
New Orleans, LA 70118
Jeffrey S. Kulik                              Vice President                      None
6540 Autumn Wind Circle
Clarksville, MD 21029
Steven C. Manns                               Vice President                      None
3025 Caswell Drive
Troy, MI 48084
C. David Matthews                             Vice President                      None
2445 Pebblebrook
Westlake, OH 44145
Wayne F. Meyer                                Vice President                      None
2617 Sun Meadow Drive
Chesterfield, MO 63005
Dean Phillips                                 Vice President                      None
3406 Bishop Park Drive, #428
Winter Park, FL 32792
James B. Sandidge                             Vice President                      None
16437 W. First Ave.
Golden, CO 80401
Philip Schertz                                Vice President                      None
25 Ivy Place
Wayne, NJ 07470
Peter Sykes                                   Vice President                      None
1655 E. Sherman Ave.
Salt Lake City, UT 84105

                                                    POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                                   WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Lance Vetter                                  Vice President                      None
10915 La Salinas Circle
Boca Raton, FL 33428
Tommy D. Wells                                Vice President                      None
25 Crane Drive
Sam Anselmo, CA 94960
Todd H. Westby                                Vice President                      None
3405 Goshen Road
Newtown Square, PA 19073
Brian A. Williams                             Vice President                      None
874 Lincoln Ave.
Winnetka, IL 60093
Eric T. Zeigler                               Vice President                      None
3100 The Strand
Manhattan Beach, CA 90266

    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, Chancellor LGT Asset Management, Inc., 50 California Street, San Francisco, California 94111 and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

    Records covering shareholder accounts are maintained and kept by the Registrant's transfer agent, GT Global Investor Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596, and records covering portfolio transactions are maintained and kept by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS


    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and the State of California, on the 28th day of April, 1997.


                                          G.T. GLOBAL GROWTH SERIES

                                          By: William J. Guilfoyle*
                                             President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of G.T. Global Growth Series has been signed below by the following persons in the capacities indicated on the 28th day of April, 1997.



                                          President, Trustee and
William J. Guilfoyle*                     Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS
----------------------------------------  Vice President, Treasurer and
James R. Tufts                            Principal Financial Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee
Arthur C. Patterson*                      Trustee
Frank S. Bayley*                          Trustee
Ruth H. Quigley*                          Trustee
Robert G. Wade, Jr.*                      Trustee

*By:  /s/ DAVID J. THELANDER
     -----------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power-of-Attorney previously filed.

                                   SIGNATURES


    Growth Portfolio has duly caused this Post-Effective Amendment of G.T. Global Growth Series to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of April, 1997.


                                          GROWTH PORTFOLIO

                                          By:  William J. Guilfoyle*
                                               President


    This Post-Effective Amendment to the Registration Statement of G.T. Global Growth Series has been signed below by the following persons in the capacities indicated on the 28th day of April, 1997.



William J. Guilfoyle*                    President, Trustee and Chairman of the Board
                                          (Principal Executive Officer)

/S/  JAMES R. TUFTS                      Vice President, Treasurer and Principal
--------------------------------------    Financial Officer
James R. Tufts

/S/  KENNETH W. CHANCEY                  Vice President and Principal Accounting Officer
--------------------------------------
Kenneth W. Chancey

C. Derek Anderson*                       Trustee
Arthur C. Patterson*                     Trustee
Frank S. Bayley*                         Trustee
Ruth H. Quigley*                         Trustee
Robert G. Wade, Jr.*                     Trustee

*By:   /S/  DAVID J. THELANDER
     -------------------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power-of-Attorney previously filed.